UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2018 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 34.6% †
	Asset-Backed Securities 2.9%
	Auto Floor Plan Asset-Backed Securities 0.0% ‡
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$200,000	$198,741

	Automobile 0.1%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	400,000	398,674

	Other Asset-Backed Securities 2.8%
	AIMCO CLO (a)(b)
	Series 2014-AA, Class AR 2.463% (3-month LIBOR + 1.10%), due 7/20/26	1,000,000	1,001,399
	Series 2017-AA, Class A 2.623% (3-month LIBOR + 1.26%), due 7/20/29	500,000	501,773
	Apidos CLO XV Series 2013-15A, Class A1R 2.463% (3-month LIBOR + 1.10%), due 10/20/25 (a)(b)	201,051	201,186
	Apidos CLO XXV Series 2016-25A, Class A1 2.823% (3-month LIBOR + 1.46%), due 10/20/28 (a)(b)	1,250,000	1,253,970
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.921% (3-month LIBOR + 1.19%), due 4/17/26 (a)(b)	250,000	250,401
	Canyon Capital CLO, Ltd. Series 2015-1A, Class AS 2.609% (3-month LIBOR + 1.25%), due 4/15/29 (a)(b)	1,310,000	1,318,271
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	397,000	400,678
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 2.975% (3-month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,509,616
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,288,500	2,264,974
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class AR 2.434% (3-month LIBOR + 1.08%), due 4/18/26 (a)(b)	820,000	821,281
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	283,709	279,842
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	198,500	200,495
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.685% (3-month LIBOR + 1.37%), due 11/15/26 (a)(b)	500,000	501,506
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.444% (3-month LIBOR + 1.13%), due 11/16/25 (a)(b)	500,000	500,403
	Highbridge Loan Management, Ltd. Series 2015-6A, Class A 2.841% (3-month LIBOR + 1.45%), due 5/5/27 (a)(b)	1,100,000	1,101,133
	HPS Loan Management, Ltd. Series 2011-A-17, Class A 2.494% (3-month LIBOR + 1.26%), due 5/6/30 (a)(b)	1,000,000	1,002,493
	LCM, Ltd. Partnership Series 2015-A, Class AR 2.603% (3-month LIBOR + 1.24%), due 7/20/30 (a)(b)	650,000	655,279
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.689% (3-month LIBOR + 1.33%), due 4/15/27 (a)(b)	1,100,000	1,106,693
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR 2.628% (3-month LIBOR + 1.25%), due 1/28/30 (a)(b)	500,000	503,241
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 2.683% (3-month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	506,770
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 2.457% (3-month LIBOR + 1.14%), due 11/18/26 (a)(b)	643,000	644,692
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 2.64% (3-month LIBOR + 1.28%), due 7/25/30 (a)(b)	820,000	825,077
	THL Credit Wind River CLO, Ltd. (a)
	Series 2014-3A, Class AR 2.463% (3-month LIBOR + 1.10%), due 1/22/27 (b)	650,000	651,830
	Series 2017-2A, Class A 2.565% (3-month LIBOR + 1.23%), due 7/20/30 (b)	250,000	250,616
	Series 2017-4A, Class A 2.656%, due 11/20/30 (c)	507,000	508,164
	Series 2012-1A, Class AR 2.809% (3-month LIBOR + 1.45%), due 1/15/26 (b)	250,000	251,910
	Tiaa CLO III, Ltd. Series 2017-2A, Class A 2.627%, due 1/16/31 (a)(c)	1,000,000	1,000,361
	Volvo Financial Equipment LLC Series 2016-1A, Class A3 1.67%, due 2/18/20 (a)	187,934	187,553
	Voya CLO, Ltd. Series 2014-2A, Class A1R 2.603% (3-month LIBOR + 1.25%), due 4/17/30 (a)(b)	1,250,000	1,257,741
			21,459,348
	Total Asset-Backed Securities (Cost $22,005,601)		22,056,763

	Corporate Bonds 16.8%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,550,000	1,637,398

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,750,000	1,739,849
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	2,050,000	2,116,057
	General Motors Co. 4.875%, due 10/2/23	1,925,000	2,045,064
			5,900,970
	Banks 5.3%
	ABN AMRO Bank N.V. 2.65%, due 1/19/21 (a)	320,000	318,290
	Bank of America Corp.
	2.816% (3-month LIBOR + 0.93%), due 7/21/23 (d)	825,000	814,442
	4.45%, due 3/3/26	2,000,000	2,098,447
	Bank of Nova Scotia 2.45%, due 3/22/21	1,500,000	1,486,011
	BNP Paribas S.A. 3.375%, due 1/9/25 (a)	1,175,000	1,161,546
	Capital One Financial Corp. 3.80%, due 1/31/28	1,450,000	1,439,284
	Citigroup, Inc.
	2.876% (3-month LIBOR + 0.95%), due 7/24/23 (d)	575,000	565,950
	4.60%, due 3/9/26	1,500,000	1,580,908
	Citizens Bank N.A. 2.25%, due 10/30/20	2,325,000	2,293,035
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,750,000	1,818,226
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	825,000	811,048
	3.375%, due 1/10/22	1,125,000	1,132,945
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	2,000,000	2,039,995
	Discover Bank 3.20%, due 8/9/21	1,210,000	1,214,849
¤	Fifth Third Bancorp 4.30%, due 1/16/24	2,250,000	2,350,864
	Goldman Sachs Group, Inc.
	2.876% (3-month LIBOR + 0.821%), due 10/31/22 (d)	710,000	700,786
	2.905% (3-month LIBOR + 0.99%), due 7/24/23 (d)	750,000	735,525
	3.85%, due 1/26/27	800,000	808,050
	Huntington National Bank 2.875%, due 8/20/20	1,425,000	1,430,438
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	3,850,000	3,940,771
	Lloyds Banking Group PLC 2.907%, due 11/7/23 (d)	1,500,000	1,463,402
	Mitsubishi UFJ Financial Group, Inc. 2.95%, due 3/1/21	1,910,000	1,909,020
	Morgan Stanley
	3.591% (3-month LIBOR + 1.34%), due 7/22/28 (d)	875,000	865,554
	4.10%, due 5/22/23	600,000	620,788
	4.35%, due 9/8/26	1,175,000	1,215,469
	Santander UK Group Holdings PLC (d)
	3.373%, due 1/5/24	1,250,000	1,240,500
	3.823%, due 11/3/28	825,000	811,296
	SunTrust Bank 3.00%, due 2/2/23	950,000	945,461
	UBS Group Funding Switzerland A.G. (a)
	4.125%, due 4/15/26	600,000	617,813
	4.253%, due 3/23/28	1,000,000	1,035,342
	Wells Fargo & Co.
	2.50%, due 3/4/21	900,000	892,048
	4.10%, due 6/3/26	550,000	566,416
			40,924,519
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	1,250,000	1,245,998
	3.65%, due 2/1/26	1,850,000	1,872,267
			3,118,265
	Biotechnology 0.2%
	Celgene Corp. 3.875%, due 8/15/25	1,250,000	1,275,896

	Building Materials 0.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,600,000	1,655,805
	Masco Corp.
	3.50%, due 4/1/21	950,000	956,621
	4.45%, due 4/1/25	1,090,000	1,138,396
			3,750,822
	Chemicals 0.5%
	Mosaic Co. 4.05%, due 11/15/27	525,000	520,287
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,103,206
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	500,000	505,000
	Westlake Chemical Corp. 3.60%, due 8/15/26	1,500,000	1,492,930
			3,621,423
	Diversified Financial Services 0.4%
	American Express Credit Corp. 2.15% (3-month LIBOR + 0.55%), due 3/18/19 (b)	725,000	728,167
	Discover Financial Services
	3.85%, due 11/21/22	525,000	533,167
	5.20%, due 4/27/22	75,000	79,718
	TD Ameritrade Holding Corp. 2.95%, due 4/1/22	1,825,000	1,822,568
			3,163,620
	Electric 1.5%
	Commonwealth Edison Co. 3.10%, due 11/1/24	300,000	297,165
	DTE Electric Co. 2.65%, due 6/15/22	1,500,000	1,483,026
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,250,000	1,236,625
	Entergy Corp. 4.00%, due 7/15/22	1,500,000	1,551,515
	Exelon Corp.
	2.85%, due 6/15/20	825,000	826,654
	3.497%, due 6/1/22	1,000,000	1,006,801
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,225,000	1,279,453
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	220,888
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,052,323
	Southern Co. 2.95%, due 7/1/23	2,750,000	2,716,274
			11,670,724
	Electronics 0.1%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	402,598

	Food 0.2%
	Ingredion, Inc. 4.625%, due 11/1/20	650,000	679,573
	McCormick & Co., Inc. 3.15%, due 8/15/24	1,050,000	1,039,162
			1,718,735
	Forest Products & Paper 0.2%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	675,000	676,681
	5.50%, due 1/17/27	625,000	674,219
			1,350,900
	Health Care - Products 0.4%
	Becton Dickinson & Co. 2.894%, due 6/6/22	2,875,000	2,826,443

	Health Care - Services 0.2%
	Anthem, Inc. 3.65%, due 12/1/27	950,000	945,543
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	950,000	939,174
			1,884,717
	Insurance 0.5%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	1,450,000	1,546,331
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	2,300,000	2,255,573
			3,801,904
	Iron & Steel 0.2%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	353,685
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,300,000	1,356,549
			1,710,234
	Media 0.1%
	Discovery Communications LLC 3.95%, due 3/20/28	625,000	609,445

	Mining 0.6%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	1,500,000	1,562,430
	4.875%, due 5/14/25	1,250,000	1,318,688
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	2,000,000	2,061,686
			4,942,804
	Miscellaneous - Manufacturing 0.2%
	General Electric Co. 4.375%, due 9/16/20	151,000	156,901
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)	1,700,000	1,690,180
			1,847,081
	Multi-National 0.1%
	International Bank for Reconstruction & Development 2.00%, due 10/30/20	1,000,000	987,579

	Oil & Gas 0.9%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,700,000	1,785,186
	BP Capital Markets PLC 3.062%, due 3/17/22	635,000	642,010
	Cenovus Energy, Inc. 4.25%, due 4/15/27	1,400,000	1,389,252
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,050,000	1,102,782
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,222,100
	Petroleos Mexicanos
	3.50%, due 1/30/23	300,000	293,433
	4.875%, due 1/24/22	200,000	208,050
	Shell International Finance B.V. 3.25%, due 5/11/25	525,000	527,188
			7,170,001
	Pharmaceuticals 0.3%
	Actavis Funding SCS 3.00%, due 3/12/20	800,000	803,145
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	1,300,000	1,291,711
			2,094,856
	Pipelines 0.7%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	1,750,000	1,773,452
	Energy Transfer, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,500,000	1,619,946
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,590,000	1,678,823
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	525,000	514,740
			5,586,961
	Real Estate Investment Trusts 0.5%
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	353,331
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	289,536
	Realty Income Corp. 3.25%, due 10/15/22	675,000	677,440
	Simon Property Group, L.P. 2.625%, due 6/15/22	775,000	763,325
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,750,000	1,814,975
			3,898,607
	Semiconductors 0.1%
	Applied Materials, Inc. 3.30%, due 4/1/27	425,000	421,944

	Software 0.6%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	2,075,000	2,024,744
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	529,389
	Oracle Corp. 2.50%, due 5/15/22	1,750,000	1,731,022
			4,285,155
	Telecommunications 1.0%
	AT&T, Inc.
	3.90%, due 8/14/27	1,500,000	1,493,463
	3.95%, due 1/15/25	1,500,000	1,513,934
	Telefonica Emisiones SAU 4.103%, due 3/8/27	3,000,000	3,049,207
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,850,000	2,029,878
			8,086,482
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	414,622

	Total Corporate Bonds (Cost $128,571,594)		129,104,705

	Foreign Government Bonds 0.1%
	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,897
	Republic of Poland Government International Bond 5.00%, due 3/23/22	150,000	161,963
	Russian Federation 3.50%, due 1/16/19 (a)	600,000	603,780

	Total Foreign Government Bonds (Cost $948,087)		965,640

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	598,454
	BENCHMARK Mortgage Trust Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	307,956
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,203,476
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,599,113
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	207,763
	COMM Mortgage Trust Series 2013-LC13, Class A2 3.009%, due 8/10/46	471,664	473,329
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,498,424
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	406,057
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	433,250	435,414
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	501,857
	Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,011,998
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (c)	600,000	634,818
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,718,136
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	101,063

	Total Mortgage-Backed Securities (Cost $11,965,340)		11,697,858

	U.S. Government & Federal Agencies 13.3%
¤	Federal Home Loan Bank 0.8%
	1.375%, due 3/18/19	450,000	446,895
	1.375%, due 9/28/20	900,000	878,931
	1.50%, due 10/21/19	800,000	791,343
	1.70%, due 5/15/20	850,000	838,981
	2.30%, due 1/26/21	825,000	822,084
	2.50%, due 12/10/27	1,700,000	1,622,794
	2.51%, due 12/29/22	700,000	693,409
			6,094,437
¤	Federal Home Loan Mortgage Corporation 1.3%
	1.25%, due 8/15/19	650,000	641,546
	1.25%, due 10/2/19	775,000	763,659
	1.35%, due 1/25/19	1,200,000	1,192,301
	1.375%, due 8/15/19	850,000	840,667
	1.375%, due 4/20/20	1,800,000	1,767,672
	1.50%, due 1/17/20	1,500,000	1,481,124
	1.875%, due 11/17/20	2,250,000	2,223,988
	2.753%, due 1/30/23	650,000	648,538
			9,559,495
¤	Federal National Mortgage Association 0.8%
	1.25%, due 7/26/19	1,000,000	986,590
	1.25%, due 8/17/21	1,200,000	1,151,533
	1.75%, due 9/12/19	650,000	646,065
	1.875%, due 9/24/26	3,700,000	3,424,935
			6,209,123
¤	United States Treasury Notes 10.4%
	0.75%, due 7/31/18	500,000	497,734
	0.75%, due 9/30/18	5,700,000	5,661,480
	0.75%, due 10/31/18	325,000	322,448
	1.00%, due 9/15/18	9,350,000	9,305,807
	1.125%, due 1/31/19	1,350,000	1,339,031
	1.125%, due 7/31/21	475,000	454,961
	1.375%, due 9/30/23	3,575,000	3,347,513
	1.50%, due 10/31/19	20,175,000	19,962,217
	1.50%, due 6/15/20	15,000,000	14,752,148
	1.625%, due 10/15/20	1,200,000	1,179,938
	1.625%, due 11/15/22	5,600	5,377
	1.75%, due 11/15/20	6,000,000	5,915,625
	1.875%, due 12/31/19	2,430,000	2,417,850
	1.875%, due 4/30/22	1,800,000	1,756,547
	1.875%, due 9/30/22	3,550,000	3,450,711
	2.00%, due 1/15/21	1,900,000	1,884,340
	2.125%, due 12/31/22	785,000	770,373
	2.125%, due 2/29/24	100,000	97,211
	2.125%, due 3/31/24	300,000	291,480
	2.25%, due 10/31/24	1,395,000	1,359,907
	2.25%, due 11/15/27	3,730,000	3,579,780
	2.375%, due 1/31/23	1,400,000	1,390,047
			79,742,525
	Total U.S. Government & Federal Agencies (Cost $102,843,411)		101,605,580

	Total Long-Term Bonds (Cost $266,334,033)		265,430,546

		Shares
	Common Stocks 60.6%
	Aerospace & Defense 1.3%
	General Dynamics Corp.	4,412	981,582
	L3 Technologies, Inc.	5,192	1,103,092
	Lockheed Martin Corp.	3,360	1,192,296
	Raytheon Co.	4,884	1,020,463
	Spirit AeroSystems Holdings, Inc., Class A	28,286	2,895,355
	Textron, Inc.	32,182	1,888,118
	United Technologies Corp.	7,132	984,287
			10,065,193
	Air Freight & Logistics 0.3%
	XPO Logistics, Inc. (e)	22,888	2,161,543

	Airlines 0.2%
	Copa Holdings S.A., Class A	7,536	1,042,455
	Delta Air Lines, Inc.	17,036	967,134
			2,009,589
	Auto Components 0.2%
	Adient PLC	3,727	241,510
	Lear Corp.	5,308	1,025,187
			1,266,697
	Automobiles 0.3%
	Ford Motor Co.	104,095	1,141,922
	General Motors Co.	25,159	1,066,993
			2,208,915
	Banks 3.1%
	Bank of America Corp.	39,088	1,250,816
	Bank of The Ozarks, Inc.	20,291	1,013,535
	BB&T Corp.	20,199	1,114,783
	CIT Group, Inc.	45,205	2,291,441
	Citigroup, Inc.	15,787	1,238,964
	Citizens Financial Group, Inc.	5,844	268,240
¤	Fifth Third Bancorp	102,688	3,398,973
	First Hawaiian, Inc.	20,436	590,600
	Huntington Bancshares, Inc.	80,994	1,310,483
¤	JPMorgan Chase & Co.	10,843	1,254,210
	KeyCorp	88,859	1,901,583
	M&T Bank Corp.	1,406	268,237
	People's United Financial, Inc.	33,049	650,074
	PNC Financial Services Group, Inc.	6,134	969,295
	SunTrust Banks, Inc.	38,626	2,730,858
	TCF Financial Corp.	62,198	1,334,147
	U.S. Bancorp	19,238	1,099,259
	Wells Fargo & Co.	16,966	1,116,023
			23,801,521
	Beverages 0.3%
	Coca-Cola Co.	20,231	962,793
	PepsiCo., Inc.	9,171	1,103,272
			2,066,065
	Biotechnology 0.9%
	Alexion Pharmaceuticals, Inc. (e)	7,740	923,537
	Amgen, Inc.	5,827	1,084,113
	Biogen, Inc. (e)	3,205	1,114,731
	Gilead Sciences, Inc.	15,428	1,292,867
	OPKO Health, Inc. (e)(f)	230,398	1,027,575
	United Therapeutics Corp. (e)	11,041	1,424,289
			6,867,112
	Building Products 0.7%
	Johnson Controls International PLC	23,834	932,624
	Owens Corning	27,712	2,576,385
	USG Corp. (e)	52,418	2,026,480
			5,535,489
	Capital Markets 3.3%
	Ameriprise Financial, Inc.	11,245	1,897,031
	Bank of New York Mellon Corp.	21,712	1,231,070
	BGC Partners, Inc., Class A	77,348	1,106,850
	BlackRock, Inc.	2,133	1,198,319
	Charles Schwab Corp.	20,057	1,069,840
	CME Group, Inc.	6,243	958,176
	E*TRADE Financial Corp. (e)	5,195	273,777
	Federated Investors, Inc., Class B	55,246	1,915,931
	Franklin Resources, Inc.	27,555	1,168,608
	Goldman Sachs Group, Inc.	4,181	1,120,048
	Intercontinental Exchange, Inc.	14,730	1,087,663
	Lazard, Ltd., Class A	33,352	1,953,427
	Legg Mason, Inc.	45,505	1,939,423
	Morgan Stanley	19,409	1,097,579
	Morningstar, Inc.	2,696	259,140
	Northern Trust Corp.	24,152	2,545,379
	State Street Corp.	11,128	1,225,972
	T. Rowe Price Group, Inc.	26,724	2,983,200
			25,031,433
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	5,664	953,648
	Ashland Global Holdings, Inc.	4,884	354,529
	Cabot Corp.	31,167	2,108,136
	CF Industries Holdings, Inc.	61,208	2,597,667
	DowDuPont, Inc.	12,730	962,133
	Huntsman Corp.	60,496	2,091,347
	LyondellBasell Industries N.V., Class A	10,545	1,263,713
	Olin Corp.	62,267	2,321,314
	PPG Industries, Inc.	9,341	1,109,057
	Praxair, Inc.	6,906	1,115,250
	Valvoline, Inc.	16,128	397,555
	Westlake Chemical Corp.	17,863	2,011,374
			17,285,723
	Commercial Services & Supplies 0.1%
	Waste Management, Inc.	12,554	1,110,150

	Communications Equipment 0.5%
	ARRIS International PLC (e)	81,942	2,073,133
	Cisco Systems, Inc.	26,345	1,094,371
	EchoStar Corp., Class A (e)	17,374	1,060,856
			4,228,360
	Construction & Engineering 0.2%
	Fluor Corp.	22,371	1,357,920

	Consumer Finance 1.3%
	American Express Co.	12,631	1,255,521
	Capital One Financial Corp.	10,554	1,097,194
	Credit Acceptance Corp. (e)	2,572	848,014
	Discover Financial Services	20,588	1,642,923
	OneMain Holdings, Inc. (e)	18,114	592,509
	Synchrony Financial	107,344	4,259,410
			9,695,571
	Containers & Packaging 0.3%
	Graphic Packaging Holding Co.	120,293	1,942,732
	Sealed Air Corp.	1,948	92,238
	WestRock Co.	5,342	355,937
			2,390,907
	Diversified Consumer Services 0.3%
	Graham Holdings Co., Class B	2,421	1,439,163
	H&R Block, Inc.	38,263	1,015,500
			2,454,663
	Diversified Financial Services 0.4%
	Berkshire Hathaway, Inc., Class B (e)	5,152	1,104,486
	Leucadia National Corp.	63,179	1,710,255
			2,814,741
	Diversified Telecommunication Services 0.3%
	AT&T, Inc.	30,011	1,123,912
	Verizon Communications, Inc.	17,846	964,933
			2,088,845
	Electric Utilities 1.9%
	Alliant Energy Corp.	2,121	84,310
	American Electric Power Co., Inc.	16,223	1,115,818
	Duke Energy Corp.	12,528	983,448
	Edison International	6,289	393,251
	Entergy Corp.	11,020	867,164
	Eversource Energy	27,656	1,744,817
	Exelon Corp.	29,076	1,119,717
	FirstEnergy Corp.	46,104	1,516,821
	Great Plains Energy, Inc.	652	20,290
	NextEra Energy, Inc.	7,364	1,166,605
	PG&E Corp.	22,153	939,952
	Southern Co.	21,953	990,300
	Xcel Energy, Inc.	77,488	3,536,552
			14,479,045
	Electrical Equipment 0.5%
	Eaton Corp. PLC	13,147	1,103,954
	Emerson Electric Co.	13,323	962,320
	Regal Beloit Corp.	21,227	1,653,583
			3,719,857
	Electronic Equipment, Instruments & Components 0.3%
	Corning, Inc.	36,762	1,147,709
	Jabil, Inc.	54,153	1,377,111
			2,524,820
	Energy Equipment & Services 0.5%
	Halliburton Co.	20,075	1,078,027
	Oceaneering International, Inc.	33,498	692,739
	Schlumberger, Ltd.	14,210	1,045,572
	Transocean, Ltd. (e)	93,905	1,013,235
			3,829,573
	Equity Real Estate Investment Trusts 4.6%
	Apple Hospitality REIT, Inc.	106,032	2,066,564
	AvalonBay Communities, Inc.	668	113,827
	Brandywine Realty Trust	80,798	1,449,516
	Brixmor Property Group, Inc.	9,690	157,269
	DDR Corp.	202,402	1,643,504
	Empire State Realty Trust, Inc., Class A	99,924	1,953,514
	Equity Residential	18,082	1,114,032
	Forest City Realty Trust, Inc., Class A	3,347	78,554
	Gaming and Leisure Properties, Inc.	47,866	1,744,237
	Highwoods Properties, Inc.	25,707	1,230,851
	Hospitality Properties Trust	72,763	2,067,197
	Host Hotels & Resorts, Inc.	143,625	2,981,655
	Lamar Advertising Co., Class A	21,426	1,542,672
	Life Storage, Inc.	8,295	689,315
	Outfront Media, Inc.	64,255	1,439,312
	Park Hotels & Resorts, Inc.	11,367	328,620
	Piedmont Office Realty Trust, Inc., Class A	98,280	1,918,426
	Prologis, Inc.	15,576	1,014,153
	Retail Properties of America, Inc., Class A	150,369	1,811,946
	Senior Housing Properties Trust	96,384	1,670,335
	Simon Property Group, Inc.	7,551	1,233,607
	Spirit Realty Capital, Inc.	244,707	1,999,256
	Ventas, Inc.	4,166	233,171
	VEREIT, Inc.	310,839	2,238,041
	Vornado Realty Trust	13,611	975,636
	Welltower, Inc.	3,473	208,276
	Weyerhaeuser Co.	10,272	385,611
	WP Carey, Inc.	19,823	1,284,729
			35,573,826
	Food & Staples Retailing 0.7%
	CVS Health Corp.	13,729	1,080,335
	Kroger Co.	37,687	1,144,177
	U.S. Foods Holding Corp. (e)	14,085	452,551
	Wal-Mart Stores, Inc.	11,856	1,263,850
	Walgreens Boots Alliance, Inc.	16,220	1,220,717
			5,161,630
	Food Products 1.3%
	Archer-Daniels-Midland Co.	29,280	1,257,576
	Conagra Brands, Inc.	15,407	585,466
	Flowers Foods, Inc.	603	11,825
	General Mills, Inc.	18,603	1,088,090
	Kraft Heinz Co.	12,117	949,852
	Lamb Weston Holdings, Inc.	4,459	261,297
	Mondelez International, Inc., Class A	21,702	963,569
	Pilgrim's Pride Corp. (e)	57,885	1,607,466
	TreeHouse Foods, Inc. (e)	19,889	937,965
	Tyson Foods, Inc., Class A	29,280	2,228,501
			9,891,607
	Gas Utilities 0.2%
	National Fuel Gas Co.	13,611	758,813
	UGI Corp.	10,730	491,112
			1,249,925
	Health Care Equipment & Supplies 0.9%
	Abbott Laboratories	20,322	1,263,216
	Baxter International, Inc.	17,882	1,288,040
	Danaher Corp.	9,544	966,616
	Hill-Rom Holdings, Inc.	5,052	431,087
	Medtronic PLC	12,954	1,112,619
	STERIS PLC	19,291	1,753,938
	Zimmer Biomet Holdings, Inc.	1,473	187,248
			7,002,764
	Health Care Providers & Services 1.9%
	Aetna, Inc.	5,089	950,727
	Anthem, Inc.	4,957	1,228,593
	Cardinal Health, Inc.	395	28,357
	Centene Corp. (e)	28,379	3,043,364
	Cigna Corp.	5,675	1,182,386
	DaVita, Inc. (e)	17,509	1,366,402
	Express Scripts Holding Co. (e)	15,493	1,226,736
	HCA Healthcare, Inc. (e)	13,709	1,386,803
	Humana, Inc.	4,380	1,234,415
	McKesson Corp.	5,542	935,933
	WellCare Health Plans, Inc. (e)	8,826	1,856,814
			14,440,530
	Hotels, Restaurants & Leisure 1.2%
	Aramark	34,598	1,584,934
	Carnival Corp.	17,624	1,262,055
	Extended Stay America, Inc.	46,688	944,498
	Hyatt Hotels Corp., Class A (e)	23,074	1,875,916
	Norwegian Cruise Line Holdings, Ltd. (e)	1,479	89,835
	Royal Caribbean Cruises, Ltd.	24,653	3,292,408
			9,049,646
	Household Durables 0.8%
	Lennar Corp., Class A	15,778	988,649
	PulteGroup, Inc.	39,834	1,267,916
	Tempur Sealy International, Inc. (e)	30,108	1,795,641
	Toll Brothers, Inc.	42,110	1,961,484
	Whirlpool Corp.	1,987	360,482
			6,374,172
	Household Products 0.4%
	Colgate-Palmolive Co.	12,599	935,350
	Kimberly-Clark Corp.	9,280	1,085,760
	Procter & Gamble Co.	10,957	946,027
			2,967,137
	Independent Power & Renewable Electricity Producers 0.4%
	AES Corp.	215,094	2,486,487
	NRG Energy, Inc.	15,896	413,455
	Vistra Energy Corp. (e)	18,975	370,012
			3,269,954
	Industrial Conglomerates 0.6%
	Carlisle Cos., Inc.	20,209	2,308,070
	General Electric Co.	58,862	951,799
	Honeywell International, Inc.	6,944	1,108,748
			4,368,617
	Insurance 5.0%
	Aflac, Inc.	14,184	1,251,029
	Allstate Corp.	12,559	1,240,452
	American Financial Group, Inc.	21,614	2,449,731
	American International Group, Inc.	15,044	961,612
	American National Insurance Co.	3,026	382,456
	Arthur J. Gallagher & Co.	11,787	805,288
	Athene Holding, Ltd., Class A (e)	42,523	2,132,954
	Brighthouse Financial, Inc. (e)	14,974	962,229
	Chubb, Ltd.	7,168	1,119,283
	CNA Financial Corp.	35,279	1,910,711
	First American Financial Corp.	38,853	2,295,047
	FNF Group	20,740	808,445
	Hartford Financial Services Group, Inc.	3,315	194,789
	Lincoln National Corp.	39,299	3,253,957
	Mercury General Corp.	8,783	429,928
	MetLife, Inc.	20,536	987,166
	Old Republic International Corp.	105,232	2,261,436
	Principal Financial Group, Inc.	45,531	3,077,896
	Prudential Financial, Inc.	10,048	1,193,903
	Reinsurance Group of America, Inc.	16,253	2,546,032
	Travelers Cos., Inc.	8,496	1,273,720
	Unum Group	49,870	2,652,585
	W.R. Berkley Corp.	32,410	2,365,282
	Willis Towers Watson PLC	12,623	2,025,613
			38,581,544
	Internet & Direct Marketing Retail 0.2%
	Liberty Expedia Holdings, Inc., Class A (e)	14,538	681,687
	Liberty Interactive Corp. QVC Group, Class A (e)	39,512	1,109,892
			1,791,579
	Internet Software & Services 0.8%
	Akamai Technologies, Inc. (e)	39,944	2,675,849
	eBay, Inc. (e)	31,490	1,277,864
	Twitter, Inc. (e)	89,055	2,298,509
			6,252,222
	IT Services 1.0%
	Amdocs, Ltd.	3,431	234,680
	Booz Allen Hamilton Holding Corp.	9,615	376,716
	CoreLogic, Inc. (e)	40,141	1,901,078
	Fidelity National Information Services, Inc.	2,127	217,720
	International Business Machines Corp.	7,584	1,241,501
	Sabre Corp.	89,740	1,863,900
	Teradata Corp. (e)	54,733	2,216,686
			8,052,281
	Life Sciences Tools & Services 0.4%
	IQVIA Holdings, Inc. (e)	21,780	2,225,698
	Thermo Fisher Scientific, Inc.	4,493	1,006,926
			3,232,624
	Machinery 1.3%
	Caterpillar, Inc.	7,450	1,212,711
	Cummins, Inc.	18,298	3,440,024
	PACCAR, Inc.	15,031	1,120,711
	Stanley Black & Decker, Inc.	424	70,482
	Terex Corp.	42,669	2,006,297
	Trinity Industries, Inc.	60,558	2,087,434
			9,937,659
	Media 2.3%
	Charter Communications, Inc., Class A (e)	2,953	1,114,019
	Comcast Corp., Class A	25,843	1,099,103
	Discovery Communications, Inc. (e)
	Class A	46,468	1,164,953
	Class C	52,116	1,243,488
	DISH Network Corp., Class A (e)	20,274	950,851
	John Wiley & Sons, Inc., Class A	29,968	1,899,971
	Lions Gate Entertainment Corp., Class A (e)	53,214	1,800,762
	News Corp.
	Class A	136,277	2,331,699
	Class B	113,791	1,985,653
	Time Warner, Inc.	10,313	983,345
	Twenty-First Century Fox, Inc.
	Class A	25,465	939,658
	Class B	25,812	941,880
	Walt Disney Co.	8,756	951,514
			17,406,896
	Metals & Mining 1.6%
	Alcoa Corp. (e)	31,542	1,640,815
	Freeport-McMoRan, Inc. (e)	179,926	3,508,557
	Newmont Mining Corp.	85,462	3,462,066
	Steel Dynamics, Inc.	25,423	1,154,204
	Tahoe Resources, Inc.	35,583	156,209
	United States Steel Corp.	60,786	2,274,004
			12,195,855
	Mortgage Real Estate Investment Trusts 0.4%
	New Residential Investment Corp.	110,932	1,918,014
	Starwood Property Trust, Inc.	60,553	1,234,676
			3,152,690
	Multi-Utilities 2.1%
	Ameren Corp.	47,354	2,681,657
	CenterPoint Energy, Inc.	90,787	2,558,378
	CMS Energy Corp.	28,068	1,256,043
	Consolidated Edison, Inc.	44,043	3,539,296
	Dominion Energy, Inc.	12,806	978,891
	DTE Energy Co.	15,574	1,645,237
	Public Service Enterprise Group, Inc.	21,843	1,132,996
	Sempra Energy	3,174	339,681
	WEC Energy Group, Inc.	33,393	2,147,170
			16,279,349
	Multiline Retail 0.6%
	Kohl's Corp.	42,913	2,779,475
	Macy's, Inc.	13,590	352,660
	Target Corp.	16,313	1,227,064
			4,359,199
	Oil, Gas & Consumable Fuels 4.3%
	Anadarko Petroleum Corp.	18,085	1,086,004
	Andeavor	27,939	3,021,882
	Antero Resources Corp. (e)	2,565	49,838
	Chevron Corp.	9,545	1,196,466
	Concho Resources, Inc. (e)	233	36,684
	ConocoPhillips	20,736	1,219,484
	Devon Energy Corp.	30,720	1,270,886
	EOG Resources, Inc.	8,168	939,320
	Exxon Mobil Corp.	14,168	1,236,866
	HollyFrontier Corp.	49,714	2,384,283
	Kinder Morgan, Inc.	58,047	1,043,685
	Kosmos Energy, Ltd. (e)	157,188	1,086,169
	Marathon Oil Corp.	165,119	3,003,515
¤	Marathon Petroleum Corp.	64,097	4,439,999
	Murphy Oil Corp.	67,346	2,161,807
	Occidental Petroleum Corp.	16,172	1,212,415
	PBF Energy, Inc., Class A	61,089	1,975,007
	Phillips 66	11,987	1,227,469
	Pioneer Natural Resources Co.	5,138	939,792
	Southwestern Energy Co. (e)	227,603	965,037
	Valero Energy Corp.	12,843	1,232,543
	Williams Cos., Inc.	41,770	1,311,160
			33,040,311
	Paper & Forest Products 0.3%
	Domtar Corp.	40,282	2,068,884

	Personal Products 0.3%
	Nu Skin Enterprises, Inc., Class A	28,129	2,020,787

	Pharmaceuticals 0.7%
	Allergan PLC	5,182	934,107
	Bristol-Myers Squibb Co.	17,424	1,090,743
	Johnson & Johnson	6,811	941,212
	Merck & Co., Inc.	15,816	937,098
	Mylan N.V. (e)	1,871	80,172
	Pfizer, Inc.	30,084	1,114,312
			5,097,644
	Professional Services 0.2%
	ManpowerGroup, Inc.	14,819	1,947,068

	Real Estate Management & Development 0.5%
	Jones Lang LaSalle, Inc.	15,282	2,389,341
	Realogy Holdings Corp.	42,312	1,164,003
			3,553,344
	Road & Rail 0.5%
	CSX Corp.	19,536	1,109,059
	Norfolk Southern Corp.	7,408	1,117,719
	Ryder System, Inc.	7,683	668,651
	Union Pacific Corp.	7,868	1,050,378
			3,945,807
	Semiconductors & Semiconductor Equipment 1.3%
	Cypress Semiconductor Corp.	7,636	132,026
	First Solar, Inc. (e)	32,140	2,158,844
	Intel Corp.	27,561	1,326,787
	Marvell Technology Group, Ltd.	1,393	32,499
	Micron Technology, Inc. (e)	29,116	1,272,951
	NXP Semiconductors N.V. (e)	9,223	1,109,711
	ON Semiconductor Corp. (e)	80,253	1,985,459
	Qorvo, Inc. (e)	15,310	1,098,799
	QUALCOMM, Inc.	14,234	971,470
	Teradyne, Inc.	4,328	198,396
			10,286,942
	Software 0.7%
	CA, Inc.	76,819	2,753,961
	Nuance Communications, Inc. (e)	62,422	1,111,736
	Oracle Corp.	24,379	1,257,713
			5,123,410
	Specialty Retail 1.6%
	Best Buy Co., Inc.	45,080	3,293,545
	Foot Locker, Inc.	44,521	2,188,207
	Gap, Inc.	68,994	2,293,361
	L Brands, Inc.	7,915	396,462
	Signet Jewelers, Ltd.	36,540	1,932,966
	Urban Outfitters, Inc. (e)	57,455	1,959,790
			12,064,331
	Technology Hardware, Storage & Peripherals 1.0%
	Hewlett Packard Enterprise Co.	58,015	951,446
	HP, Inc.	53,015	1,236,310
	NetApp, Inc.	17,055	1,048,882
	Western Digital Corp.	41,257	3,671,048
	Xerox Corp.	18,143	619,221
			7,526,907
	Textiles, Apparel & Luxury Goods 0.5%
	Michael Kors Holdings, Ltd. (e)	37,546	2,478,036
	Ralph Lauren Corp.	12,537	1,433,105
			3,911,141
	Tobacco 0.1%
	Philip Morris International, Inc.	8,748	938,048

	Trading Companies & Distributors 0.2%
	W.W. Grainger, Inc.	5,125	1,382,008

	Wireless Telecommunication Services 0.3%
	Sprint Corp. (e)	211,222	1,125,813
	T-Mobile U.S., Inc. (e)	17,092	1,112,689
			2,238,502
	Total Common Stocks (Cost $360,194,603)		464,730,572

	Exchange-Traded Funds 4.7%
¤	iShares Intermediate Credit Bond ETF	63,502	6,881,077
¤	iShares Russell 1000 Value ETF	61,402	7,923,314
	SPDR S&P 500 ETF Trust	4,370	1,231,903
	SPDR S&P MidCap 400 ETF Trust	8,191	2,907,805
¤	Vanguard Mid-Cap Value ETF	146,800	16,978,888
	Total Exchange-Traded Funds (Cost $35,003,406)		35,922,987

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0% ‡
Safeway Casa Ley CVR Expires 1/30/19 (e)(g)(h)(i)	17,798	18,063
Safeway PDC, LLC CVR Expires 1/30/18 (g)	17,798	303

Total Rights (Cost $18,932)		18,366

	Principal Amount
Short-Term Investments 0.8%
Repurchase Agreements 0.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $1,563,789 (Collateralized by United States Treasury Notes with rates between 0.125% and 1.875% and maturity dates between 7/15/22 and 8/31/22, with a Principal Amount of $1,595,000 and a Market Value of $1,601,473)	$1,563,766	1,563,766
RBC Capital Markets 1.30%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $4,764,172 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $4,903,200 and a Market Value of $4,859,304)	4,764,000	4,764,000
Total Short-Term Investments (Cost $6,327,766)		6,327,766

Total Investments (Cost $667,878,740)	100.7%	772,430,237
Other Assets, Less Liabilities	(0.7)	(5,530,798)
Net Assets	100.0%	$766,899,439

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $1,027,575 and the Fund received non-cash collateral in the amount of $1,094,391.
(g)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $18,366, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued security was $18,063, which represented less than one-tenth of a percent of the Fund's net assets.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	39	March 2018	$8,361,188	$8,316,141	$(45,047)
5-Year United States Treasury Note	97	March 2018	11,304,644	11,126,961	(177,683)
10-Year United States Treasury Ultra Note	(30)	March 2018	(4,013,090)	(3,906,094)	106,996
10-Year United States Treasury Note	81	March 2018	10,079,190	9,847,828	(231,362)
United States Treasury Long Bond	(2)	March 2018	(305,430)	(295,625)	9,805
			$25,426,502	$25,089,211	$(337,291)

1.	As of January 31, 2018, cash in the amount of $113,780 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$22,056,763	$—	$22,056,763
Corporate Bonds	—	129,104,705	—	129,104,705
Foreign Government Bonds	—	965,640	—	965,640
Mortgage-Backed Securities	—	11,697,858	—	11,697,858
U.S. Government & Federal Agencies	—	101,605,580	—	101,605,580
Total Long-Term Bonds	—	265,430,546	—	265,430,546
Common Stocks	464,730,572	—	—	464,730,572
Exchange-Traded Funds	35,922,987	—	—	35,922,987
Rights (b)	—	303	18,063	18,366
Short-Term Investments
Repurchase Agreement	—	6,327,766	—	6,327,766
Total Investments in Securities	500,653,559	271,758,615	18,063	772,430,237
Other Financial Instruments
Futures Contracts (c)	116,801	—	—	116,801
Total Investments in Securities and Other Financial Instruments	$500,770,360	$271,758,615	$18,063	$772,547,038

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (c)	$(454,092)	$—	$—	$(454,092)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $18,063 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Rights
Food & Staples Retailing	$18,063	$-	$-	$-	$-	$-	$-	$-	$18,063	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.1% †
	Airport 3.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,144,500
	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,605,600
¤	San Francisco City & County International Airports Communities, Revenue Bonds Series A 5.00%, due 5/1/47 (a)	6,000,000	6,796,680
			9,546,780
	Development 1.7%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,105,370
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (a)(b)	2,175,000	2,348,848
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	400,000	430,604
¤	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,118,020
			5,002,842
	Education 6.9%
	California Municipal Finance Authority, American Heritage Education, Revenue Bonds
	Series A 5.00%, due 6/1/36	475,000	521,754
	Series A 5.00%, due 6/1/46	700,000	759,990
	California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (b)
	Series B 4.00%, due 11/1/36	400,000	377,740
	Series B 4.50%, due 11/1/46	1,600,000	1,552,176
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (b)	795,000	808,054
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	513,050
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	1,798,071
	California School Finance Authority, Aspire Public Schools, Revenue Bonds (b)
	5.00%, due 8/1/27	500,000	560,765
	5.00%, due 8/1/28	700,000	784,392
	5.00%, due 8/1/36	600,000	660,996
	5.00%, due 8/1/41	750,000	815,888
	5.00%, due 8/1/46	975,000	1,050,709
	California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (b)	1,485,000	1,576,060
	California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (b)	750,000	742,110
	California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
	Series A 5.00%, due 7/1/37	500,000	554,195
	Series A 5.00%, due 7/1/49	500,000	545,445
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	674,370
	California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
	Series A 5.00%, due 5/1/36	1,275,000	1,341,759
	Series A 5.00%, due 5/1/46	1,325,000	1,372,912
	California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (b)	1,300,000	1,332,240
	Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (c)	1,000,000	991,020
	San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,197,310
			20,531,006
	Facilities 0.5%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	30,000	29,447
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,300,000	1,413,815
			1,443,262
	General 13.3%
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,149,970
	California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
	4.00%, due 9/1/33	1,225,000	1,296,111
	4.00%, due 9/1/34	1,000,000	1,054,980
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	577,315
	Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
	Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,154,250
	Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,129,860
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,488,432
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30	1,000,000	1,113,700
	5.00%, due 10/1/38	1,800,000	1,802,070
	Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 0.80%, due 10/1/42 (c)	2,870,000	2,870,000
	March Joint Powers Redevelopment Agency, March Air Force Base Redevelopment Project, Tax Allocation Series A, Insured: BAM 5.00%, due 8/1/29	1,180,000	1,378,983
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,127,670
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	1,290,000	1,290,065
	Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	817,469
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	450,000	453,641
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	1,009,432
	Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,113,252
	Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,500,000	1,571,025
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,177,920
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,427,225
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	845,238
	Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,588,680
	Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,946,451
	Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	3,028,489
	Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	2,000,000	2,210,140
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/25	580,000	385,700
	Insured: AGM 5.00%, due 10/1/29	1,000,000	1,049,750
	Subseries A 6.00%, due 10/1/39	800,000	442,000
	Series A 6.625%, due 10/1/29	300,000	173,250
	Series A 6.75%, due 10/1/37	2,450,000	1,414,875
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,257,164
			39,345,107
	General Obligation 6.3%
	California State, Unlimited General Obligation 6.00%, due 4/1/38	305,000	319,826
	Centinela Valley Union High School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/29	2,465,000	2,704,894
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	557,645
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	435,000	424,834
	Series A, Insured: AGC 5.00%, due 7/1/23	210,000	210,672
	Series A, Insured: AGM 5.00%, due 7/1/35	1,100,000	1,126,169
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	1,445,000	1,460,577
	Series A, Insured: AGM 5.50%, due 7/1/27	200,000	213,756
	Hartnell Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,215,000	2,307,476
	Hartnell Community College District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,133,475
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	778,180
	Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	518,985
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	303,594
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	475,000	497,320
	Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,090,080
	Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,139,123
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	623,438
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	751,875
	Yosemite CA Community College District, Election 2004, Unlimited General Obligation Series D (zero coupon), due 8/1/42	750,000	528,420
			18,690,339
	Higher Education 4.6%
	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,884,528
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds
	Series A 5.00%, due 4/1/23	570,000	651,379
	Series A 5.00%, due 4/1/24	280,000	324,954
	California State Educational Facilities Authority, Chapman University, Revenue Bonds Series B 4.00%, due 4/1/47	2,750,000	2,856,892
	California State Municipal Finance Authority, Biola University, Revenue Bonds 5.00%, due 10/1/37	1,000,000	1,153,960
	California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (b)	1,000,000	1,077,730
	California State Municipal Finance Authority, Pomona College, Revenue Bonds 5.00%, due 1/1/48	1,250,000	1,471,200
	California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	966,249
	California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,041,090
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/41 (b)	1,000,000	1,089,270
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,120,960
			13,638,212
	Housing 2.8%
	California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
	Series A 4.00%, due 8/15/42	1,540,000	1,589,326
	Series A 5.00%, due 8/15/29	805,000	936,931
	Series A 5.00%, due 8/15/31	140,000	161,314
	California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,367,071
	California Public Finance Authority, University Housing, Claremont Properties LLC, Project, Revenue Bonds Series A 5.00%, due 7/1/47 (b)	750,000	815,693
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds Series A 5.00%, due 6/1/46 (b)	1,000,000	1,060,020
	California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	2,075,000	2,341,658
			8,272,013
	Medical 12.9%
	ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,750,000	1,944,897
	California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,139,850
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/34	1,600,000	1,678,816
	California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds Series A 5.00%, due 11/15/36	3,000,000	3,522,120
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	541,347
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,121,480
	California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,094,360
¤	California State Educational Facilities Authority, Sutter Health, Revenue Bonds
	Series A 5.00%, due 11/15/34	475,000	550,511
	Series A 5.00%, due 11/15/37	5,175,000	6,032,549
	Series A 5.00%, due 11/15/38	1,600,000	1,860,720
	California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	570,810
	California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	776,550
	California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds Subseries A2 4.00%, due 11/1/51	1,500,000	1,550,145
	California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
	Series A 5.00%, due 2/1/27	1,100,000	1,287,484
	Series A 5.00%, due 2/1/37	1,000,000	1,123,130
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (b)	2,000,000	2,135,960
¤	California Statewide Communities Development Authority, Revenue Bonds Series M 1.06%, due 4/1/38 (c)	5,000,000	5,000,000
	City of Whittier, California, Health Facility Presbyterian Intercommunity Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,127,430
	Palomar Health, Revenue Bonds
	5.00%, due 11/1/39	1,000,000	1,097,900
	Insured: AGM 5.00%, due 11/1/47	2,500,000	2,831,600
	Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,379,959
			38,367,618
	Mello-Roos 0.6%
	Irvine Unified School District, Community Facilities District No. 9, Special Tax Series B 5.00%, due 9/1/42	1,000,000	1,118,580
	Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	568,255
			1,686,835
	Multi-Family Housing 1.7%
¤	San Francisco City & County Multifamily Housing, 1601 Mariposa Apartments, Revenue Bonds Series B-2 1.01%, due 7/1/57 (c)	5,000,000	5,000,000

	Nursing Homes 1.6%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	537,185
	California Municipal Finance Authority, Retirement Housing Foundation Obligation Group, Revenue Bonds
	Series A 5.00%, due 11/15/31	330,000	407,002
	Series A 5.00%, due 11/15/32	190,000	235,361
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds
	5.00%, due 10/1/26	400,000	462,992
	5.00%, due 10/1/45	1,300,000	1,421,797
	California Statewide Communities Development Authority, Front Porch Communities & Services, Revenue Bonds 4.00%, due 4/1/47	1,000,000	1,021,530
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured:CA MTG INS 5.375%, due 11/15/44	535,000	617,047
			4,702,914
	Pollution 2.6%
¤	California Pollution Control Financing Authority, Pacific Gas & Electric, Revenue Bonds 0.82%, due 11/1/26 (c)	7,600,000	7,600,000

	Power 3.7%
¤	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Revenue Bonds Series B 0.87%, due 11/1/26 (c)	5,000,000	5,000,000
	Guam Power Authority, Revenue Bonds
	Series A 5.00%, due 10/1/34	1,000,000	1,054,290
	Series A 5.00%, due 10/1/40	1,000,000	1,092,870
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	240,528
	Series UU, Insured: AGC 4.25%, due 7/1/27	140,000	140,062
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	631,462
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	225,671
	Southern California State Public Power Authority, Magnolia Power Project, Revenue Bonds Series A-1 0.73%, due 7/1/36 (c)	2,500,000	2,500,000
			10,884,883
	School District 13.1%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	938,578
	Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	520,465
	Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,178,860
	Ceres Unified School District, Unlimited General Obligation
	Insured: BAM (zero coupon), due 8/1/44	3,000,000	1,043,220
	Insured: BAM (zero coupon), due 8/1/45	2,880,000	958,838
	Chino Valley Unified School District, Election 2016, Unlimited General Obligation Series A 5.25%, due 8/1/47	1,000,000	1,184,750
	Colton Joint Unified School District, Election 2001, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 2/1/37	2,730,000	1,315,560
	Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,433,772
	Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,572,365
	Jurupa Unified School District, Unlimited General Obligation
	Series B 5.00%, due 8/1/33	1,555,000	1,838,554
	Series B 5.00%, due 8/1/37	1,000,000	1,169,620
	Kerman CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	1,755,000	2,080,833
	Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	682,713
	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,114,930
	Local Public Schools Funding Authority, School Improvement District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 4.00%, due 8/1/42	750,000	784,403
	Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	895,425
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	586,055
	Oakland Unified School District, Alameda County, Unlimited General Obligation 5.00%, due 8/1/31	1,100,000	1,294,612
	Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,524
	Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,778,490
	Pittsburg Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	723,905
	Series C (zero coupon), due 8/1/52	5,000,000	741,600
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	742,842
	San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,186,560
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42	2,000,000	1,727,160
	San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	699,600
	Sanger Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,063,309
	Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,089,650
	Series B 5.00%, due 8/1/38	1,000,000	1,134,810
	Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,545,430
	Savanna School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 2/1/52	1,000,000	667,620
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,461,972
	Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	787,800
			38,947,825
	Tobacco Settlement 4.7%
¤	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/46	10,000,000	1,590,300
	Series A 5.00%, due 6/1/47	1,275,000	1,265,208
	5.125%, due 6/1/38	550,000	550,044
	Series A 5.125%, due 6/1/38	1,290,000	1,290,052
	5.25%, due 6/1/46	1,165,000	1,163,718
	5.70%, due 6/1/46	1,000,000	1,004,090
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	950,000
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	111,420
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	2,500,000	2,528,275
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	1,013,038
	Tobacco Securitization Authority of Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	821,591
	Series A-1 5.50%, due 6/1/45	1,585,000	1,585,000
			13,872,736
	Transportation 4.8%
	Alameda Corridor Transportation Authority, Revenue Bonds
	Series B, Insured: AGM 4.00%, due 10/1/37	750,000	787,523
	Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,143,160
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	593,245
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Insured:AGC 4.125%, due 7/1/19	120,000	120,340
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	500,000	517,800
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	598,790
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,109,410
	Insured: AMBAC 5.50%, due 7/1/26	405,000	406,786
	San Diego Association of Governments, South Bay Expressway, Revenue Bonds Series A 5.00%, due 7/1/42	2,000,000	2,320,560
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,701,240
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	1,000,000	1,118,280
	Series B 5.25%, due 1/15/49	500,000	557,495
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	2,500,000	2,790,050
	Senior Lien-Series A 5.00%, due 1/15/50	500,000	556,025
			14,320,704
	Utilities 1.7%
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.25%, due 7/1/33	1,100,000	1,187,747
	5.50%, due 7/1/43	1,415,000	1,564,834
	Imperial Irrigation District Electric, Revenue Bonds Series C 5.00%, due 11/1/37	1,000,000	1,154,600
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,103,660
			5,010,841
	Water 10.4%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	500,495
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (b)	1,255,000	1,279,849
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	597,620
	Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,596,475
¤	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	5,020,000	5,421,801
¤	Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 0.72%, due 10/1/41 (c)	6,100,000	6,100,000
	Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds
	Series A 4.00%, due 10/1/33	1,000,000	1,071,820
	Series A 5.00%, due 10/1/30	1,075,000	1,268,468
¤	Metropolitan Water District of Southern California, Revenue Bonds (c)
	Series B-1 0.79%, due 7/1/37	3,600,000	3,600,000
	Series A 0.80%, due 7/1/47	700,000	700,000
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,126,780
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	100,000	100,389
	Series A 6.00%, due 7/1/44	1,000,000	762,500
	Senior Lien-Series A 6.00%, due 7/1/47	1,000,000	742,500
	Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,156,766
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	571,020
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,199,200
	Stockton Public Financing Authority, Water System, Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	20,000	20,057
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	587,185
	West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	318,009
			30,720,934
	Total Municipal Bonds (Cost $286,891,599)		287,584,851
	Total Investments (Cost $286,891,599)	97.1%	287,584,851
	Other Assets, Less Liabilities	2.9	8,607,479
	Net Assets	100.0%	$296,192,330

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.

As of January 31, 2018, Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(115)	March 2018	$(14,263,642)	$(13,981,485)	$282,157
United States Treasury Long Bond	(50)	March 2018	(7,622,070)	(7,390,625)	231,445
			$(21,885,712)	$(21,372,110)	$513,602

1.	As of January 31, 2018, cash in the amount of $234,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$287,584,851	$—	$287,584,851
Total Investments in Securities	—	287,584,851	—	287,584,851
Other Financial Instruments
Futures Contracts (b)	513,602	—	—	513,602
Total Investments in Securities and Other Financial Instruments	$513,602	$287,584,851	$—	$288,098,453

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Candriam Emerging Markets Equity Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 86.1% †
	Argentina 0.7%
	Grupo Financiero Galicia S.A., ADR (Banks)	6,300	$439,740

	Brazil 4.8%
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	64,000	228,801
	Equatorial Energia S.A. (Electric Utilities)	14,000	307,596
	Lojas Renner S.A. (Multiline Retail)	36,000	427,796
	Rumo S.A. (Road & Rail) (a)	110,000	492,687
	TIM Participacoes S.A. (Wireless Telecommunication Services)	81,000	343,220
	Vale S.A. (Metals & Mining)	65,000	845,653
	Via Varejo S.A. (Specialty Retail)	51,000	434,124
			3,079,877
	Chile 0.5%
	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals)	5,200	293,176

	China 34.6%
	58.com, Inc., ADR (Internet Software & Services) (a)	8,800	702,944
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	26,000	434,738
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	13,600	2,778,344
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	125,000	688,705
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	69,000	332,534
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	2,800	691,376
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	400,000	287,882
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	90,000	230,101
¤	China Construction Bank Corp., Class H (Banks)	1,120,000	1,291,429
	China Everbright International, Ltd. (Commercial Services & Supplies)	260,000	397,512
	China Life Insurance Co., Ltd., Class H (Insurance)	80,000	270,496
	China Merchants Bank Co., Ltd., Class H (Banks)	155,000	759,877
	China Mobile, Ltd. (Wireless Telecommunication Services)	57,000	601,868
	China Molybdenum Co., Ltd., Class H (Metals & Mining)	250,000	192,390
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	640,000	553,061
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	210,000	451,535
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	228,000	505,977
	Geely Automobile Holdings, Ltd. (Automobiles)	152,000	486,740
	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	1,080,000	1,021,649
	Minth Group, Ltd. (Auto Components)	53,000	299,464
	MMG, Ltd. (Metals & Mining) (a)	760,000	558,634
	PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	650,000	515,171
¤	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	97,000	1,148,850
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (Pharmaceuticals)	78,000	453,184
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	230,000	686,532
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	18,000	384,142
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	40,000	553,776
	TAL Education Group, ADR (Diversified Consumer Services)	16,000	521,120
¤	Tencent Holdings, Ltd. (Internet Software & Services)	53,000	3,140,982
	Weibo Corp., Sponsored ADR (Internet Software & Services) (a)	4,800	621,936
	ZTE Corp., Class H (Communications Equipment) (a)	132,000	480,911
			22,043,860
	Colombia 0.1%
	Ecopetrol S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	2,000	37,740

	Hong Kong 1.2%
	China Gas Holdings, Ltd. (Gas Utilities)	125,000	365,925
	Haier Electronics Group Co., Ltd. (Household Durables) (a)	108,000	370,002
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	30,000	46,711
			782,638
	Indonesia 2.3%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,400,000	663,256
	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	800,000	238,413
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	190,000	552,041
			1,453,710
	Malaysia 1.2%
	CIMB Group Holdings BHD (Banks)	220,000	409,211
	My EG Services BHD (IT Services)	600,000	384,837
			794,048
	Mexico 1.7%
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	160,000	149,841
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	58,000	371,464
	Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	78,000	275,426
	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Consumer Finance)	84,000	306,903
			1,103,634
	Peru 0.7%
	Credicorp, Ltd. (Banks)	1,800	416,934

	Philippines 1.1%
	Ayala Land, Inc. (Real Estate Management & Development)	380,000	327,778
	GT Capital Holdings, Inc. (Diversified Financial Services)	5,000	131,091
	International Container Terminal Services, Inc. (Transportation Infrastructure)	120,000	265,497
			724,366
	Poland 1.5%
	CCC S.A. (Textiles, Apparel & Luxury Goods)	4,200	361,320
	CD Projekt S.A. (Software)	7,800	270,461
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	24,000	328,140
			959,921
	Republic of Korea 14.6%
	BGF retail Co., Ltd. (Food & Staples Retailing) (a)	500	103,011
	Cosmax, Inc. (Personal Products)	2,700	326,169
	Hotel Shilla Co., Ltd. (Specialty Retail)	5,200	452,873
	Hyundai Motor Co. (Automobiles)	1,400	212,389
	InBody Co., Ltd. (Health Care Equipment & Supplies)	11,200	442,085
	Kakao Corp. (Internet Software & Services)	600	78,663
	KB Financial Group, Inc. (Banks)	9,000	567,214
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,000	440,605
	Korea Investment Holdings Co., Ltd. (Capital Markets)	6,000	491,080
	Korea Zinc Co., Ltd. (Metals & Mining)	900	434,050
	LG Household & Health Care, Ltd. (Personal Products)	290	319,642
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	500	58,763
	NAVER Corp. (Internet Software & Services)	400	340,872
	NCSoft Corp. (Software)	950	393,220
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	5,600	302,589
	POSCO (Metals & Mining)	1,020	363,450
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	3,600	414,665
	Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(b)	1,040	427,064
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	980	2,289,741
	Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	22,000	360,538
	SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,000	481,809
			9,300,492
	Russia 3.4%
	Tatneft PJSC (Oil, Gas & Consumable Fuels)	60,000	605,677
	United Co. Rusal PLC (Metals & Mining)	680,000	493,746
	X5 Retail Group N.V., GDR (Food & Staples Retailing) (a)	8,000	306,720
	Yandex N.V., Class A (Internet Software & Services) (a)	19,000	735,870
			2,142,013
	South Africa 4.0%
	Capitec Bank Holdings, Ltd. (Banks)	5,600	378,462
	Discovery, Ltd. (Insurance)	15,000	213,802
¤	Naspers, Ltd., Class N (Media)	6,800	1,941,616
			2,533,880
	Taiwan 9.1%
	Accton Technology Corp. (Communications Equipment)	110,000	441,578
	Airtac International Group (Machinery)	24,000	381,259
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,000	394,229
	China Life Insurance Co., Ltd. (Insurance)	340,000	349,968
	E.Sun Financial Holding Co., Ltd. (Banks)	550,000	362,320
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	22,000	358,546
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	30,000	459,076
	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	10,000	24,360
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	28,000	175,808
	Nien Made Enterprise Co., Ltd. (Household Durables)	10,000	102,932
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	280,000	2,449,778
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	33,000	295,517
			5,795,371
	Thailand 2.0%
	CP ALL PCL, NVDR (Food & Staples Retailing)	196,000	499,074
	Kasikornbank PCL, NVDR (Banks)	45,000	330,460
	Srisawad Corp. PCL, NVDR (Consumer Finance)	210,000	422,414
			1,251,948
	Turkey 1.5%
	KOC Holding A.S. (Industrial Conglomerates)	45,000	219,214
	Turk Hava Yollari AO (Airlines) (a)	84,000	368,504
	Turkiye Garanti Bankasi A.S. (Banks)	120,000	392,589
			980,307
	United Arab Emirates 1.1%
	NMC Health PLC (Health Care Providers & Services)	14,800	701,440

	Total Common Stocks (Cost $51,342,821)		54,835,095

	Exchange-Traded Funds 5.9%
	United States 5.9%
¤	iShares MSCI India ETF (Capital Markets)	50,000	1,862,500
¤	PowerShares India Portfolio (Capital Markets)	70,000	1,922,900

	Total Exchange-Traded Funds (Cost $3,646,104)		3,785,400

	Preferred Stocks 4.6%
	Brazil 2.9%
¤	Itau Unibanco Holding S.A. 2.98% (Banks)	72,000	1,181,017
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	112,000	692,530
			1,873,547
	Republic of Korea 1.7%
	LG Chem, Ltd. 2.76% (Chemicals)	2,300	533,081
¤	Samsung Electronics Co., Ltd. 2.31% (Technology Hardware, Storage & Peripherals)	280	552,999
			1,086,080
	Total Preferred Stocks (Cost $2,577,076)		2,959,627

	Closed-End Funds 1.5%
	United States 1.5%
	India Fund, Inc. (Capital Markets)	34,000	925,140

	Total Closed-End Funds (Cost $948,473)		925,140

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $234,351 (Collateralized by a United States Treasury Inflation Indexed Note with a rate of 0.125% and a maturity date of 7/15/22, with a Principal Amount of $225,000 and a Market Value of $239,265) (Capital Markets)	$234,347	234,347
Total Short-Term Investment (Cost $234,347)		234,347

Total Investments (Cost $58,748,821)	98.5%	62,739,609
Other Assets, Less Liabilities	1.5	944,880
Net Assets	100.0%	$63,684,489

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PJSC	—Public Joint Stock Company

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$54,835,095	$—	$—	$54,835,095
Exchange-Traded Funds	3,785,400	—	—	3,785,400
Preferred Stocks	2,959,627	—	—	2,959,627
Closed-End Funds	925,140	—	—	925,140
Short-Term Investment
Repurchase Agreement	—	234,347	—	234,347
Total Investments in Securities	$62,505,262	$234,347	$—	$62,739,609

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.1% †
Equity Funds 48.9%
IQ 50 Percent Hedged FTSE Europe ETF	350,860	$7,358,657
IQ 50 Percent Hedged FTSE International ETF	927,161	20,740,499
IQ Chaikin U.S. Large Cap ETF	183,249	4,868,926
IQ Chaikin U.S. Small Cap ETF	225,369	6,432,031
IQ Global Resources ETF (a)	131,802	3,786,672
MainStay Absolute Return Multi-Strategy Fund Class I (b)	2,804,826	27,571,443
MainStay Candriam Emerging Markets Equity Fund Class I (a)(b)	830,499	8,994,308
MainStay Cornerstone Growth Fund Class I (b)	152,455	5,703,336
MainStay Cushing MLP Premier Fund Class I	231,678	3,058,155
MainStay Cushing Renaissance Advantage Fund Class I (b)	469,998	10,612,552
MainStay Emerging Markets Equity Fund Class I (b)	1,509,347	17,900,852
MainStay Epoch Capital Growth Fund Class I (a)	330,434	4,394,769
MainStay Epoch Global Choice Fund Class I (b)	516,630	11,784,326
MainStay Epoch International Choice Fund Class I	213,976	8,120,377
MainStay Epoch U.S. All Cap Fund Class I	361,850	10,869,977
MainStay Epoch U.S. Equity Yield Fund Class I	587,902	9,894,386
MainStay Epoch U.S. Small Cap Fund Class I (b)	726,546	23,605,487
MainStay International Opportunities Fund Class I	994,701	10,046,480
MainStay Large Cap Growth Fund Class I	484,392	5,182,997
MainStay MAP Equity Fund Class I	282,816	12,636,223
MainStay S&P 500 Index Fund Class I	82,576	4,243,588
MainStay U.S. Equity Opportunities Fund Class I	1,658,934	17,518,345
		235,324,386
Fixed Income Funds 49.2%
IQ Enhanced Core Bond U.S. ETF (b)	1,161,620	22,384,417
IQ S&P High Yield Low Volatility Bond ETF (b)	274,472	6,894,737
MainStay Convertible Fund Class I	498,079	8,671,547
MainStay Floating Rate Fund Class I	2,912,105	27,315,549
MainStay High Yield Corporate Bond Fund Class I	2,326,738	13,402,013
MainStay Indexed Bond Fund Class I (b)	6,123,694	64,176,313
MainStay Short Duration High Yield Fund Class I	967,813	9,620,063
MainStay Total Return Bond Fund Class I (b)	6,778,034	71,169,360
MainStay Unconstrained Bond Fund Class I	1,432,689	12,750,933
		236,384,932
Total Affiliated Investment Companies (Cost $427,681,468)		471,709,318

	Principal Amount
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $14,776,989 (Collateralized by a United States Treasury Inflation Indexed Note with a rate 0.625% and a maturity date of 1/15/26, with a Principal Amount of $14,500,000 and a Market Value of $15,076,361)	$14,776,767	14,776,767
Total Short-Term Investment (Cost $14,776,767)		14,776,767

Total Investments (Cost $442,458,235)	101.2%	486,486,085
Other Assets, Less Liabilities	(1.2)	(5,538,958)
Net Assets	100.0%	$480,947,127

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$235,324,386	$—	$—	$235,324,386
Fixed Income Funds	236,384,932	—	—	236,384,932
Short-Term Investment
Repurchase Agreement	—	14,776,767	—	14,776,767
Total Investments in Securities	$471,709,318	$14,776,767	$—	$486,486,085

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 3.6%
¤	Boeing Co.	39,941	$14,153,892
	Lockheed Martin Corp.	15,807	5,609,114
	Northrop Grumman Corp.	3,415	1,162,910
	Spirit AeroSystems Holdings, Inc., Class A	40,200	4,114,872
			25,040,788
	Air Freight & Logistics 0.5%
	FedEx Corp.	278	72,969
	United Parcel Service, Inc., Class B	5,942	756,536
	XPO Logistics, Inc. (a)	25,110	2,371,388
			3,200,893
	Airlines 0.0% ‡
	Southwest Airlines Co.	1,192	72,474

	Auto Components 0.5%
	Aptiv PLC	13,499	1,280,785
	Lear Corp.	11,314	2,185,186
			3,465,971
	Automobiles 0.3%
	Tesla, Inc. (a)	6,629	2,348,721

	Beverages 2.2%
	Coca-Cola Co.	67,354	3,205,377
	Constellation Brands, Inc., Class A	4,677	1,026,461
	Dr. Pepper Snapple Group, Inc.	640	76,384
	Monster Beverage Corp. (a)	523	35,684
	PepsiCo., Inc.	93,221	11,214,487
			15,558,393
	Biotechnology 2.9%
¤	AbbVie, Inc.	117,083	13,139,054
	Celgene Corp. (a)	3,531	357,196
	Gilead Sciences, Inc.	75,094	6,292,877
	OPKO Health, Inc. (a)	173,516	773,882
			20,563,009
	Capital Markets 3.1%
	Ameriprise Financial, Inc.	19,650	3,314,955
	BGC Partners, Inc., Class A	152,564	2,183,191
	Federated Investors, Inc., Class B	30,527	1,058,676
	Lazard, Ltd., Class A	73,694	4,316,258
	Legg Mason, Inc.	15,973	680,769
	LPL Financial Holdings, Inc.	67,946	4,053,658
	S&P Global, Inc.	15,676	2,838,924
	T. Rowe Price Group, Inc.	31,357	3,500,382
			21,946,813
	Chemicals 2.5%
	CF Industries Holdings, Inc.	94,791	4,022,930
	DowDuPont, Inc.	6,861	518,555
	Huntsman Corp.	117,851	4,074,109
	LyondellBasell Industries N.V., Class A	39,929	4,785,091
	Westlake Chemical Corp.	36,223	4,078,710
			17,479,395
	Commercial Services & Supplies 0.5%
	Copart, Inc. (a)	16,066	708,029
	KAR Auction Services, Inc.	49,728	2,712,165
			3,420,194
	Communications Equipment 0.4%
	Arista Networks, Inc. (a)	1,313	362,152
	Palo Alto Networks, Inc. (a)	14,896	2,351,631
			2,713,783
	Containers & Packaging 0.3%
	Graphic Packaging Holding Co.	128,075	2,068,411

	Diversified Consumer Services 0.2%
	H&R Block, Inc.	62,347	1,654,689

	Diversified Telecommunication Services 0.2%
	Verizon Communications, Inc.	32,165	1,739,162

	Electronic Equipment, Instruments & Components 0.4%
	Corning, Inc.	10,313	321,972
	Zebra Technologies Corp., Class A (a)	19,403	2,389,673
			2,711,645
	Equity Real Estate Investment Trusts 2.0%
	American Tower Corp.	39,470	5,829,719
	DDR Corp.	120,427	977,867
	Lamar Advertising Co., Class A	25,344	1,824,768
	Outfront Media, Inc.	16,820	376,768
	Public Storage	12,194	2,387,098
	SBA Communications Corp. (a)	13,806	2,409,147
			13,805,367
	Food & Staples Retailing 1.1%
	Costco Wholesale Corp.	33,622	6,551,919
	Walgreens Boots Alliance, Inc.	16,455	1,238,403
			7,790,322
	Food Products 0.4%
	Pilgrim's Pride Corp. (a)	112,084	3,112,573

	Health Care Equipment & Supplies 0.8%
	Becton Dickinson & Co.	14,386	3,494,935
	Intuitive Surgical, Inc. (a)	5,567	2,403,107
			5,898,042
	Health Care Providers & Services 5.5%
	Centene Corp. (a)	35,816	3,840,908
	Cigna Corp.	27,887	5,810,257
	Express Scripts Holding Co. (a)	48,059	3,805,312
	Humana, Inc.	20,541	5,789,070
¤	UnitedHealth Group, Inc.	64,103	15,178,308
	WellCare Health Plans, Inc. (a)	19,188	4,036,771
			38,460,626
	Hotels, Restaurants & Leisure 4.1%
	Darden Restaurants, Inc.	46,070	4,415,810
	Extended Stay America, Inc.	30,827	623,630
	Hilton Worldwide Holdings, Inc.	9,653	826,779
	Las Vegas Sands Corp.	69,144	5,360,043
	Marriott International, Inc., Class A	31,954	4,708,102
	McDonald's Corp.	20,505	3,509,226
	Six Flags Entertainment Corp.	29,036	1,961,672
	Starbucks Corp.	10,954	622,297
	Wyndham Worldwide Corp.	11,035	1,369,775
	Wynn Resorts, Ltd.	25,844	4,279,508
	Yum China Holdings, Inc.	12,100	561,319
	Yum! Brands, Inc.	8,960	757,926
			28,996,087
	Household Durables 2.0%
	NVR, Inc. (a)	1,204	3,826,516
	PulteGroup, Inc.	95,230	3,031,171
	Tempur Sealy International, Inc. (a)	61,937	3,693,923
	Toll Brothers, Inc.	77,450	3,607,621
			14,159,231
	Household Products 0.1%
	Spectrum Brands Holdings, Inc.	6,492	769,042

	Industrial Conglomerates 1.3%
	3M Co.	35,342	8,853,171
	Honeywell International, Inc.	447	71,372
			8,924,543
	Insurance 0.7%
	Progressive Corp.	85,728	4,637,885

	Internet & Direct Marketing Retail 5.4%
¤	Amazon.com, Inc. (a)	20,061	29,106,304
	Expedia, Inc.	20,324	2,601,675
	Liberty Expedia Holdings, Inc., Class A (a)	11,470	537,828
	Liberty Interactive Corp. QVC Group, Class A (a)	50,865	1,428,798
	Netflix, Inc. (a)	11,715	3,166,565
	Priceline Group, Inc. (a)	482	921,608
			37,762,778
	Internet Software & Services 9.1%
¤	Alphabet, Inc. (a)
	Class A	16,733	19,782,087
	Class C	16,875	19,742,737
¤	Facebook, Inc., Class A (a)	131,884	24,647,801
	IAC / InterActiveCorp (a)	467	67,701
			64,240,326
	IT Services 10.2%
	Accenture PLC, Class A	48,789	7,840,392
	Alliance Data Systems Corp.	17,407	4,467,681
	Cognizant Technology Solutions Corp., Class A	25,361	1,977,651
	CoreLogic, Inc. (a)	34,133	1,616,539
	DXC Technology Co.	51,708	5,147,531
	Euronet Worldwide, Inc. (a)	35,179	3,302,253
	First Data Corp., Class A (a)	238,144	4,215,149
	Genpact, Ltd.	7,388	250,749
	International Business Machines Corp.	52,053	8,521,076
	Mastercard, Inc., Class A	47,568	8,038,992
	PayPal Holdings, Inc. (a)	88,083	7,515,241
	Sabre Corp.	64,474	1,339,125
	Square, Inc., Class A (a)	12,199	572,255
	Total System Services, Inc.	22,984	2,042,358
¤	Visa, Inc., Class A	116,965	14,530,562
	Western Union Co.	22,289	463,388
			71,840,942
	Leisure Products 0.5%
	Polaris Industries, Inc.	31,047	3,508,621

	Life Sciences Tools & Services 0.5%
	Charles River Laboratories International, Inc. (a)	21,654	2,283,198
	IQVIA Holdings, Inc. (a)	14,949	1,527,638
			3,810,836
	Machinery 2.3%
	Allison Transmission Holdings, Inc.	91,429	4,044,819
	Caterpillar, Inc.	49,610	8,075,516
	Cummins, Inc.	20,323	3,820,724
			15,941,059
	Media 1.8%
	Comcast Corp., Class A	128,198	5,452,261
	Lions Gate Entertainment Corp., Class A (a)	35,440	1,199,290
	Live Nation Entertainment, Inc. (a)	91,171	4,108,165
	Walt Disney Co.	20,016	2,175,139
			12,934,855
	Metals & Mining 0.9%
	Freeport-McMoRan, Inc. (a)	232,673	4,537,124
	United States Steel Corp.	47,198	1,765,677
			6,302,801
	Multiline Retail 0.3%
	Kohl's Corp.	377	24,418
	Nordstrom, Inc.	43,556	2,147,747
			2,172,165
	Oil, Gas & Consumable Fuels 1.7%
	HollyFrontier Corp.	75,756	3,633,258
	Marathon Petroleum Corp.	9,041	626,270
	PBF Energy, Inc., Class A	109,784	3,549,317
	Valero Energy Corp.	40,101	3,848,493
			11,657,338
	Personal Products 1.4%
	Estee Lauder Cos., Inc., Class A	9,560	1,290,218
	Herbalife, Ltd. (a)	55,471	4,603,538
	Nu Skin Enterprises, Inc., Class A	54,539	3,918,082
			9,811,838
	Pharmaceuticals 0.9%
	Eli Lilly & Co.	74,011	6,028,196

	Professional Services 0.6%
	Robert Half International, Inc.	72,799	4,213,606

	Road & Rail 0.2%
	Union Pacific Corp.	9,470	1,264,245

	Semiconductors & Semiconductor Equipment 5.1%
	Applied Materials, Inc.	85,325	4,575,980
	Broadcom, Ltd.	13,612	3,376,184
	First Solar, Inc. (a)	54,134	3,636,181
	KLA-Tencor Corp.	23,517	2,582,167
	Lam Research Corp.	26,786	5,130,055
	Micron Technology, Inc. (a)	126,042	5,510,556
	NVIDIA Corp.	19,875	4,885,275
	ON Semiconductor Corp. (a)	187,196	4,631,229
	Texas Instruments, Inc.	16,175	1,773,912
			36,101,539
	Software 7.7%
	Adobe Systems, Inc. (a)	15,099	3,016,176
	CA, Inc.	27,211	975,514
	Cadence Design Systems, Inc. (a)	763	34,228
	Citrix Systems, Inc. (a)	7,599	704,883
	Dell Technologies, Inc., Class V (a)	54,969	3,941,277
	Fortinet, Inc. (a)	90,887	4,184,438
¤	Microsoft Corp.	420,773	39,977,643
	Oracle Corp.	28,871	1,489,455
	salesforce.com, Inc. (a)	300	34,173
			54,357,787
	Specialty Retail 5.3%
	Best Buy Co., Inc.	46,960	3,430,897
	Dick's Sporting Goods, Inc.	30,845	970,384
	Foot Locker, Inc.	26,653	1,309,995
	Gap, Inc.	108,589	3,609,498
¤	Home Depot, Inc.	76,019	15,272,217
	Lowe's Cos., Inc.	82,184	8,607,130
	Signet Jewelers, Ltd.	2,553	135,054
	Urban Outfitters, Inc. (a)	109,116	3,721,947
			37,057,122
	Technology Hardware, Storage & Peripherals 6.9%
¤	Apple, Inc.	268,343	44,928,668
	NetApp, Inc.	18,427	1,133,261
	Western Digital Corp.	31,838	2,832,945
			48,894,874
	Textiles, Apparel & Luxury Goods 0.6%
	Michael Kors Holdings, Ltd. (a)	58,685	3,873,210
	NIKE, Inc., Class B	7,626	520,246
			4,393,456
	Tobacco 0.5%
	Altria Group, Inc.	45,812	3,222,416

	Trading Companies & Distributors 0.9%
	HD Supply Holdings, Inc. (a)	52,732	2,050,747
	United Rentals, Inc. (a)	25,700	4,654,527
			6,705,274
	Total Common Stocks (Cost $492,759,769)		692,760,133

	Exchange-Traded Funds 1.7%
	iShares Russell 1000 Growth ETF	84,569	12,181,319
	Total Exchange-Traded Funds (Cost $11,021,891)		12,181,319

	Total Investments (Cost $503,781,660)	100.1%	704,941,452
	Other Assets, Less Liabilities	(0.1)	(467,605)
	Net Assets	100.0%	$704,473,847

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$692,760,133	$—	$—	$692,760,133
Exchange-Traded Funds	12,181,319	—	—	12,181,319
Total Investments in Securities	$704,941,452	$—	$—	$704,941,452

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Equity Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 88.9% †
	Brazil 4.0%
	Banco do Brasil S.A. (Banks)	101,400	$1,262,886
	Banco Santander Brasil S.A. (Banks)	53,000	596,208
	Estacio Participacoes S.A. (Diversified Consumer Services)	42,600	468,653
	Fibria Celulose S.A. (Paper & Forest Products)	2,200	37,896
	Guararapes Confeccoes S.A. (Textiles, Apparel & Luxury Goods)	1,000	49,557
	Hypermarcas S.A. (Pharmaceuticals)	26,900	306,825
	JBS S.A. (Food Products)	162,800	513,541
	SLC Agricola S.A. (Food Products)	47,400	467,008
	Tupy S.A. (Auto Components)	5,700	32,382
	Vale S.A. (Metals & Mining)	143,636	1,868,711
	Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	67,200	288,121
			5,891,788
	Chile 0.1%
	Inversiones La Construccion S.A. (Diversified Financial Services)	3,866	80,228

	China 32.3%
	Agricultural Bank of China, Ltd., Class H (Banks)	2,209,000	1,355,449
	Air China, Ltd., Class H (Airlines)	138,000	201,814
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	33,400	6,823,286
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	174,000	958,678
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	5,900	1,456,828
	Bank of China, Ltd., Class H (Banks)	428,000	257,698
	China Cinda Asset Management Co., Ltd., Class H (Capital Markets)	2,152,000	910,576
	China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	1,378,000	875,491
¤	China Construction Bank Corp., Class H (Banks)	2,533,000	2,920,706
	China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (b)	521,000	263,076
	China Life Insurance Co., Ltd., Class H (Insurance)	239,000	808,108
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	238,000	2,513,061
	China National Building Material Co., Ltd., Class H (Construction Materials) (c)	212,000	226,563
	China Pacific Insurance Group Co., Ltd., Class H (Insurance)	187,600	952,071
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	1,102,000	952,301
	China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	389,000	1,210,862
	China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	160,000	79,155
	China Vanke Co., Ltd., Class H (Real Estate Management & Development)	47,900	234,520
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail)	187,500	190,792
	Chlitina Holding, Ltd. (Personal Products)	86,000	421,952
	Chongqing Rural Commercial Bank Co., Ltd., Class H (Banks)	426,000	386,102
	Consun Pharmaceutical Group, Ltd. (Pharmaceuticals)	44,000	49,666
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	42,000	90,307
	Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	778,000	1,016,428
	ENN Energy Holdings, Ltd. (Gas Utilities)	144,000	1,111,848
	Geely Automobile Holdings, Ltd. (Automobiles)	329,000	1,053,537
	Guangzhou Automobile Group Co., Ltd., Class H (Automobiles)	422,000	955,922
	Haitian International Holdings, Ltd. (Machinery)	117,000	365,688
	Hengan International Group Co., Ltd. (Personal Products)	58,000	556,078
¤	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	2,805,000	2,653,449
	Jiangxi Copper Co., Ltd., Class H (Metals & Mining)	476,000	805,640
	PICC Property & Casualty Co., Ltd., Class H (Insurance)	416,000	863,625
	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	105,500	1,249,522
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	2,155,000	826,446
	Sinotruk Hong Kong, Ltd. (Machinery)	163,000	214,204
	Springland International Holdings, Ltd. (Food & Staples Retailing)	237,000	53,625
¤	Tencent Holdings, Ltd. (Internet Software & Services)	157,000	9,304,417
	Want Want China Holdings, Ltd. (Food Products)	296,000	261,466
	Weichai Power Co., Ltd., Class H (Machinery)	718,000	897,655
	Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	232,500	139,096
	YY, Inc., ADR (Internet Software & Services) (a)	7,600	1,010,496
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	172,500	433,530
			47,911,734
	Colombia 0.2%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	374,736	351,233

	Egypt 0.1%
	Telecom Egypt Co. (Diversified Telecommunication Services)	118,998	89,619

	Greece 0.9%
	FF Group (Specialty Retail) (a)	16,354	391,467
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	18,284	457,415
	Mytilineos Holdings S.A. (Industrial Conglomerates) (a)	36,182	453,710
			1,302,592
	India 9.5%
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	4,365	43,263
	Balrampur Chini Mills, Ltd. (Food Products)	207,443	398,065
	DCM Shriram, Ltd. (Chemicals)	14,399	129,787
	Deepak Fertilisers & Petrochemicals Corp., Ltd. (Chemicals)	24,443	152,952
	Dilip Buildcon, Ltd. (Construction & Engineering) (b)	21,474	306,898
	GAIL India, Ltd. (Gas Utilities)	24,219	182,393
	Grasim Industries, Ltd. (Construction Materials)	8,196	149,736
	Hindalco Industries, Ltd. (Metals & Mining)	237,392	955,484
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	145,865	908,163
	Hindustan Unilever, Ltd. (Household Products)	56,033	1,202,788
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	8,181	251,570
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	32,322	704,792
	Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	100,095	656,166
	Infosys, Ltd. (IT Services)	45,647	824,684
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	195,388	625,297
	Piramal Enterprises, Ltd. (Pharmaceuticals)	643	27,649
	Power Finance Corp., Ltd. (Diversified Financial Services)	202,994	373,570
	PTC India Financial Services, Ltd. (Capital Markets)	166,042	91,239
	Rain Industries, Ltd. (Chemicals)	40,329	241,040
	Redington India, Ltd. (Electronic Equipment, Instruments & Components)	75,066	208,367
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	34,536	522,353
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	164,311	402,357
	SpiceJet, Ltd. (Airlines) (a)	200,643	391,641
	Tata Motors, Ltd. (Automobiles) (a)	146,739	922,832
	Tata Motors, Ltd., Class A (Automobiles) (a)	121,988	430,865
	Tech Mahindra, Ltd. (IT Services)	100,863	968,925
	Vakrangee, Ltd. (IT Services)	132,127	757,712
	Vedanta, Ltd. (Metals & Mining)	201,735	1,081,249
	Vijaya Bank (Banks)	144,829	145,731
			14,057,568
	Indonesia 1.6%
	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	668,800	122,386
	PT Bank Negara Indonesia Persero Tbk (Banks)	1,048,700	736,287
	PT Bank Tabungan Negara Persero Tbk (Banks)	1,653,900	452,125
	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	231,400	523,690
	PT Waskita Karya Persero Tbk (Construction & Engineering)	2,403,900	508,125
			2,342,613
	Malaysia 0.8%
	AirAsia BHD (Airlines)	905,800	962,097
	CIMB Group Holdings BHD (Banks)	31,000	57,661
	Petron Malaysia Refining & Marketing BHD (Oil, Gas & Consumable Fuels)	28,200	83,346
	PPB Group BHD (Food Products)	19,100	85,559
			1,188,663
	Mexico 2.8%
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	1,822,600	1,706,874
	Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	26,600	41,890
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	211,200	1,352,642
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	244,400	412,329
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	258,200	645,925
			4,159,660
	Philippines 0.5%
	Ayala Land, Inc. (Real Estate Management & Development)	379,500	327,346
	East West Banking Corp. (Banks)	103,200	58,138
	SM Prime Holdings, Inc. (Real Estate Management & Development)	579,200	416,618
			802,102
	Poland 1.6%
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels)	54,091	960,425
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	371,638	728,746
	Tauron Polska Energia S.A. (Electric Utilities) (a)	810,468	734,058
			2,423,229
	Republic of Korea 14.1%
	Daelim Industrial Co., Ltd. (Construction & Engineering) (a)	6,973	530,884
	Daishin Securities Co., Ltd. (Capital Markets) (a)	11,970	183,274
	DGB Financial Group, Inc. (Banks)	80,547	935,321
	Dongwon Industries Co., Ltd. (Food Products)	890	280,456
	Hana Financial Group, Inc. (Banks)	24,318	1,186,466
	Hanwha Chemical Corp. (Chemicals) (a)	16,173	533,118
	Hanwha Corp. (Industrial Conglomerates) (a)	21,332	939,899
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	23,446	972,663
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	20,931	908,510
	Industrial Bank of Korea (Banks) (a)	60,259	939,563
	KB Financial Group, Inc. (Banks)	23,812	1,500,724
	LF Corp. (Textiles, Apparel & Luxury Goods)	4,297	137,821
	LG Corp. (Industrial Conglomerates)	12,063	1,006,521
	LG Electronics, Inc. (Household Durables)	10,883	1,044,629
	POSCO (Metals & Mining)	622	221,633
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	2,520	5,887,906
	SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	26,798	1,844,503
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	4,277	819,072
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	3,916	973,637
			20,846,600
	Russia 0.0% ‡
	Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	6,443	67,523

	Singapore 0.3%
	IGG, Inc. (Software) (c)	351,000	389,918

	South Africa 6.4%
	African Rainbow Minerals, Ltd. (Metals & Mining)	39,425	425,991
	Assore, Ltd. (Metals & Mining)	12,458	330,426
	Astral Foods, Ltd. (Food Products)	20,058	401,287
	Barclays Africa Group, Ltd. (Banks)	43,667	663,875
	EOH Holdings, Ltd. (IT Services)	49,604	267,988
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	70,020	845,885
	Harmony Gold Mining Co., Ltd. (Metals & Mining)	55,259	92,920
	Investec, Ltd. (Capital Markets)	90,031	706,112
	Liberty Holdings, Ltd. (Insurance)	38,535	426,622
¤	Naspers, Ltd., Class N (Media)	10,578	3,020,354
	Sasol, Ltd. (Chemicals)	25,421	916,519
	Sibanye Gold, Ltd. (Metals & Mining)	246,913	289,094
	Standard Bank Group, Ltd. (Banks)	69,700	1,180,627
			9,567,700
	Taiwan 11.2%
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	1,592,000	759,253
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	327,000	406,148
	CTBC Financial Holding Co., Ltd. (Banks)	1,586,927	1,159,752
	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	236,000	429,967
	Grand Pacific Petrochemical (Chemicals)	419,000	413,314
	Great Wall Enterprise Co., Ltd. (Food Products)	29,000	33,830
	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	1,181,000	431,547
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	118,218	373,975
	ITEQ Corp. (Electronic Equipment, Instruments & Components)	14,000	29,878
	King's Town Bank Co., Ltd. (Banks)	42,000	60,164
	Lien Hwa Industrial Corp. (Food Products)	314,150	406,895
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	327,000	890,834
	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	176,000	446,861
	Shin Kong Financial Holding Co., Ltd. (Insurance)	2,589,000	950,483
	Taishin Financial Holding Co., Ltd. (Banks)	67,000	33,793
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	675,000	5,905,714
	Uni-President Enterprises Corp. (Food Products)	494,000	1,186,461
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	359,379	291,617
	Yageo Corp. (Electronic Equipment, Instruments & Components)	76,106	1,010,551
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	2,022,000	971,265
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	210,000	481,309
			16,673,611
	Thailand 1.0%
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	10,500	73,084
	Krung Thai Bank PCL, NVDR (Banks)	620,300	396,105
	PTT Global Chemical PCL, NVDR (Chemicals)	134,600	413,641
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	191,300	626,062
			1,508,892
	Turkey 1.5%
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	135,923	360,015
	Ford Otomotiv Sanayi A.S. (Automobiles)	23,577	376,569
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care Providers & Services)	33,707	35,801
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	91,300	538,088
	Tekfen Holding A.S. (Construction & Engineering)	100,482	433,855
	Tupras Turkiye Petrol Rafinerileri A.S. (Oil, Gas & Consumable Fuels)	7,945	244,065
	Turkiye Halk Bankasi A.S. (Banks)	71,171	192,108
			2,180,501
	Total Common Stocks (Cost $106,781,290)		131,835,774

	Exchange-Traded Funds 4.9%
	United States 4.9%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	55,429	2,828,542
¤	iShares MSCI Russia ETF (Capital Markets)	67,300	2,528,461
	VanEck Vectors Russia ETF (Capital Markets)	81,200	1,907,388

	Total Exchange-Traded Funds (Cost $6,690,151)		7,264,391

	Preferred Stocks 5.5%
	Brazil 3.3%
	Banco Bradesco S.A. 3.77% (Banks)	9,790	125,217
	Banco do Estado do Rio Grande do Sul S.A. 4.05% Class B (Banks)	93,800	491,670
	Bradespar S.A. 4.63% (Metals & Mining)	14,100	138,477
	Cia Energetica de Minas Gerais 7.15% (Electric Utilities)	409,800	964,689
	Cia Paranaense de Energia 6.70% Class B (Electric Utilities)	13,400	103,087
	Itau Unibanco Holding S.A. 4.45% (Banks)	68,104	1,117,111
	Itausa - Investimentos Itau S.A. 3.66% (Banks)	335,100	1,393,621
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	20,000	123,666
	Telefonica Brasil S.A. 4.83% (Diversified Telecommunication Services)	29,100	491,850
			4,949,388
	Republic of Korea 2.2%
	Hyundai Motor Co. 4.02% (Automobiles)	803	78,206
	Hyundai Motor Co. 4.18% (Automobiles)	5,019	434,289
	LG Chem, Ltd. 2.06% (Chemicals)	3,493	809,587
	LG Household & Health Care, Ltd. 0.00% (Personal Products) (a)	223	141,378
¤	Samsung Electronics Co., Ltd. 1.61% (Technology Hardware, Storage & Peripherals)	888	1,753,797
			3,217,257
	Total Preferred Stocks (Cost $6,852,008)		8,166,645

	Number of Rights
Rights 0.0%‡
India 0.0% ‡
Piramal Enterprises, Ltd. Expires 2/26/18 (Pharmaceuticals) (a)	27	154

Total Rights (Cost $0)		154

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
United States 0.5%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $666,797 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $695,000 and a Market Value of $682,355) (Capital Markets)	$666,787	666,787
Total Short-Term Investment (Cost $666,787)		666,787

Total Investments (Cost $120,990,236)	99.8%	147,933,751
Other Assets, Less Liabilities	0.2	291,613
Net Assets	100.0%	$148,225,364

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $511,942 and the Fund received non-cash collateral in the amount of $552,082.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$131,835,774	$—	$—	$131,835,774
Exchange-Traded Funds	7,264,391	—	—	7,264,391
Preferred Stocks	8,166,645	—	—	8,166,645
Rights	154	—	—	154
Short-Term Investment
Repurchase Agreement	—	666,787	—	666,787
Total Investments in Securities	$147,266,964	$666,787	$—	$147,933,751

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Capital Growth Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Argentina 0.8%
	MercadoLibre, Inc. (Internet Software & Services)	2,660	$1,029,686

	Australia 3.2%
	Commonwealth Bank of Australia (Banks)	7,467	474,554
	CSL, Ltd. (Biotechnology)	10,816	1,276,128
	Mineral Resources, Ltd. (Metals & Mining)	43,579	660,882
	Northern Star Resources, Ltd. (Metals & Mining)	194,908	909,359
	Regis Resources, Ltd. (Metals & Mining)	181,368	602,123
			3,923,046
	Brazil 0.8%
	Cielo S.A. (IT Services)	110,242	930,102

	Canada 4.8%
	Canadian National Railway Co. (Road & Rail)	10,652	853,719
	CCL Industries, Inc., Class B (Containers & Packaging)	11,430	546,688
	Constellation Software, Inc. (Software)	1,443	932,800
	Dollarama, Inc. (Multiline Retail)	10,672	1,459,201
	Linamar Corp. (Auto Components)	7,049	416,235
	Royal Bank of Canada (Banks)	9,937	850,866
	West Fraser Timber Co., Ltd. (Paper & Forest Products)	11,517	805,815
			5,865,324
	China 1.8%
	Hengan International Group Co., Ltd. (Personal Products)	63,000	604,015
	NetEase, Inc., ADR (Internet Software & Services)	5,037	1,612,646
			2,216,661
	Denmark 0.7%
	Pandora A/S (Textiles, Apparel & Luxury Goods)	9,227	874,906

	France 3.9%
	Edenred (Commercial Services & Supplies)	19,191	619,729
	Essilor International S.A. (Health Care Equipment & Supplies)	7,947	1,128,739
¤	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,805	1,820,538
	Thales S.A. (Aerospace & Defense)	9,807	1,100,212
			4,669,218
	Germany 0.9%
	Continental A.G. (Auto Components)	3,522	1,056,891

	Hong Kong 3.0%
	China Gas Holdings, Ltd. (Gas Utilities)	266,400	779,858
¤	Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	55,700	2,110,472
	Xinyi Glass Holdings, Ltd. (Auto Components) (a)	506,000	769,739
			3,660,069
	Indonesia 0.6%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,620,105	724,083

	Ireland 0.7%
	James Hardie Industries PLC (Construction Materials)	47,876	841,397

	Israel 1.7%
¤	Check Point Software Technologies, Ltd. (Software) (a)	20,460	2,115,769

	Italy 0.7%
	FinecoBank Banca Fineco S.p.A (Banks)	64,534	802,023

	Japan 5.4%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	6,200	1,082,742
	Fast Retailing Co., Ltd. (Specialty Retail)	2,000	892,003
	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	25,500	1,195,933
	Hoshizaki Corp. (Machinery)	9,600	906,623
	Koito Manufacturing Co., Ltd. (Auto Components)	8,300	583,136
	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	23,800	698,718
	Toridoll Holdings Corp. (Hotels, Restaurants & Leisure)	17,700	620,967
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	13,000	607,310
			6,587,432
	Netherlands 1.2%
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	7,047	1,427,870

	Portugal 0.4%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	20,670	440,246

	Republic of Korea 0.7%
	Hugel, Inc. (Biotechnology) (a)	1,551	820,780

	Singapore 0.5%
	Singapore Exchange, Ltd. (Capital Markets)	97,500	609,468

	South Africa 0.5%
	FirstRand, Ltd. (Diversified Financial Services)	105,060	589,764

	Spain 2.4%
	Amadeus IT Group S.A. (IT Services)	18,152	1,408,087
	Industria de Diseno Textil S.A. (Specialty Retail)	43,015	1,541,810
			2,949,897
	Sweden 1.9%
	Assa Abloy AB, Class B (Building Products)	41,621	921,695
	Atlas Copco AB, Class B (Machinery)	33,155	1,383,439
			2,305,134
	Switzerland 1.1%
	Roche Holding A.G. (Pharmaceuticals)	3,886	957,983
	Schindler Holding A.G., Registered (Machinery)	1,576	383,692
			1,341,675
	Taiwan 0.5%
	Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	58,000	582,080

	United Kingdom 8.1%
	Admiral Group PLC (Insurance)	33,087	868,164
	Aptiv PLC (Auto Components)	6,333	600,875
	Compass Group PLC (Hotels, Restaurants & Leisure)	35,615	749,670
	Delphi Technologies PLC (Auto Components) (a)	4,970	274,493
	Hargreaves Lansdown PLC (Capital Markets)	35,644	940,064
	Howden Joinery Group PLC (Trading Companies & Distributors)	153,066	1,009,066
	Persimmon PLC (Household Durables)	47,735	1,695,768
	Prudential PLC (Insurance)	24,074	651,499
	RELX N.V. (Professional Services)	53,251	1,184,428
	Rightmove PLC (Internet Software & Services)	9,672	606,028
	Unilever PLC (Personal Products)	22,072	1,253,557
			9,833,612
	United States 50.9%
	A.O. Smith Corp. (Building Products)	9,200	614,376
¤	AbbVie, Inc. (Biotechnology)	18,710	2,099,636
¤	Accenture PLC, Class A (IT Services)	12,965	2,083,475
	Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment) (a)	12,334	877,317
	Alaska Air Group, Inc. (Airlines)	14,860	976,748
	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	2,257	591,334
¤	Alphabet, Inc., Class A (Internet Software & Services) (a)	1,574	1,860,814
	American Express Co. (Consumer Finance)	9,342	928,595
	American Woodmark Corp. (Building Products) (a)	2,776	377,120
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,545	1,765,549
	Automatic Data Processing, Inc. (IT Services)	9,059	1,119,964
	Bank of Hawaii Corp. (Banks)	11,120	930,410
	Biogen, Inc. (Biotechnology) (a)	1,297	451,110
	Blue Buffalo Pet Products, Inc. (Food Products) (a)	19,913	676,644
	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6,549	598,972
	Centene Corp. (Health Care Providers & Services) (a)	11,024	1,182,214
	Cerner Corp. (Health Care Technology) (a)	16,971	1,173,205
	Chubb, Ltd. (Insurance)	3,673	573,539
	Core Laboratories N.V. (Energy Equipment & Services) (b)	7,642	873,481
	Costco Wholesale Corp. (Food & Staples Retailing)	7,796	1,519,207
	Dollar General Corp. (Multiline Retail)	6,016	620,370
	DowDuPont, Inc. (Chemicals)	8,494	641,977
	East West Bancorp, Inc. (Banks)	9,031	595,233
	Encompass Health Corp. (Health Care Providers & Services)	12,949	685,261
	Estee Lauder Cos., Inc., Class A (Personal Products)	8,261	1,114,905
	Expeditors International of Washington, Inc. (Air Freight & Logistics)	16,921	1,099,019
	Facebook, Inc., Class A (Internet Software & Services) (a)	3,491	652,433
	FactSet Research Systems, Inc. (Capital Markets)	3,441	690,574
	Fortune Brands Home & Security, Inc. (Building Products)	12,556	890,597
	Gentex Corp. (Auto Components)	26,915	637,347
	Henry Schein, Inc. (Health Care Providers & Services) (a)	15,920	1,204,826
	Hexcel Corp. (Aerospace & Defense)	10,622	726,014
	Home Depot, Inc. (Specialty Retail)	2,983	599,285
	ICU Medical, Inc. (Health Care Equipment & Supplies) (a)	2,613	598,246
	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	3,408	637,432
	Jack Henry & Associates, Inc. (IT Services)	5,120	638,259
	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	8,104	1,181,077
¤	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	9,425	1,805,076
	Liberty SiriusXM Group, Class A (Media) (a)	14,494	652,375
¤	LyondellBasell Industries N.V., Class A (Chemicals)	18,082	2,166,947
	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	4,249	626,048
	Mastercard, Inc., Class A (IT Services)	5,070	856,830
	Microsoft Corp. (Software)	14,794	1,405,578
	Moody's Corp. (Capital Markets)	4,205	680,327
	NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	9,342	637,311
	NVR, Inc. (Household Durables) (a)	100	317,817
	Paychex, Inc. (IT Services)	19,913	1,359,062
	Rollins, Inc. (Commercial Services & Supplies)	6,366	314,098
	Signature Bank (Banks) (a)	3,657	563,178
	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	10,655	1,035,773
	Southwest Airlines Co. (Airlines)	19,764	1,201,651
	Stamps.com, Inc. (Internet Software & Services) (a)	1,745	355,718
	Starbucks Corp. (Hotels, Restaurants & Leisure)	13,730	780,001
	TJX Cos., Inc. (Specialty Retail)	15,342	1,232,269
	U.S. Bancorp (Banks)	13,264	757,905
	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	2,738	608,110
	Union Pacific Corp. (Road & Rail)	9,026	1,204,971
	United Parcel Service, Inc., Class B (Air Freight & Logistics)	8,062	1,026,454
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	8,722	2,065,195
	Universal Health Services, Inc., Class B (Health Care Providers & Services)	6,278	762,777
	Valvoline, Inc. (Chemicals)	23,637	582,652
	Visa, Inc., Class A (IT Services)	9,957	1,236,958
	WABCO Holdings, Inc. (Machinery) (a)	8,195	1,265,226
	Western Alliance Bancorp (Banks) (a)	14,295	838,545
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	9,192	426,417
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	5,236	442,912
			61,694,746
	Total Common Stocks (Cost $95,063,869)		117,891,879

	Principal Amount
Short-Term Investment 2.9%
Repurchase Agreement 2.9%
United States 2.9%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $3,493,987 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 4/30/22, with a Principal Amount of $3,650,000 and a Market Value of $3,564,689) (Capital Markets)	$3,493,934	3,493,934
Total Short-Term Investment (Cost $3,493,934)		3,493,934

Total Investments (Cost $98,557,803)	100.1%	121,385,813
Other Assets, Less Liabilities	(0.1)	(110,270)
Net Assets	100.0%	$121,275,543

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $678,256 and the Fund received non-cash collateral in the amount of $703,179.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$117,891,879	$—	$—	$117,891,879
Short-Term Investment
Repurchase Agreement	—	3,493,934	—	3,493,934
Total Investments in Securities	$117,891,879	$3,493,934	$—	$121,385,813

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.4% †
	China 5.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	26,859	$5,487,025
	Tencent Holdings, Ltd. (Internet Software & Services)	99,000	5,867,117
			11,354,142
	France 9.4%
¤	AXA S.A. (Insurance)	226,497	7,450,587
	BNP Paribas S.A. (Banks)	73,965	6,115,960
	Safran S.A. (Aerospace & Defense)	58,961	6,657,082
			20,223,629
	Germany 2.8%
	Bayer A.G., Registered (Pharmaceuticals)	45,729	5,985,202

	Japan 7.3%
	Mitsubishi UFJ Financial Group, Inc. (Banks)	702,500	5,281,781
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	100,900	4,797,764
	Suzuki Motor Corp. (Automobiles)	96,700	5,516,603
			15,596,148
	Switzerland 6.4%
	Glencore PLC (Metals & Mining)	1,164,671	6,675,815
¤	UBS Group A.G., Registered (Capital Markets)	350,245	7,112,147
			13,787,962
	United Kingdom 7.1%
	Convatec Group PLC (Health Care Equipment & Supplies) (b)	1,462,285	4,198,126
	Diageo PLC (Beverages)	147,624	5,308,218
	Liberty Global PLC, Class A (Media) (a)	150,177	5,613,616
			15,119,960
	United States 58.1%
	Allergan PLC (Pharmaceuticals)	31,514	5,680,714
	Alphabet, Inc., Class C (Internet Software & Services) (a)	5,566	6,511,886
¤	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	143,247	7,682,337
	Chubb, Ltd. (Insurance)	27,453	4,286,786
¤	Danaher Corp. (Health Care Equipment & Supplies)	72,037	7,295,907
	DowDuPont, Inc. (Chemicals)	64,484	4,873,701
	Hexcel Corp. (Aerospace & Defense)	67,220	4,594,487
	Home Depot, Inc. (Specialty Retail)	29,761	5,978,985
	Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	254,145	5,929,203
	MetLife, Inc. (Insurance)	143,489	6,897,516
¤	Microsoft Corp. (Software)	89,478	8,501,305
¤	Morgan Stanley (Capital Markets)	131,971	7,462,960
¤	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	98,096	7,354,257
	PayPal Holdings, Inc. (IT Services) (a)	40,533	3,458,275
¤	Phillips 66 (Oil, Gas & Consumable Fuels)	70,889	7,259,033
	Raytheon Co. (Aerospace & Defense)	26,333	5,502,017
	Starbucks Corp. (Hotels, Restaurants & Leisure)	92,773	5,270,434
	UnitedHealth Group, Inc. (Health Care Providers & Services)	23,232	5,500,873
¤	Universal Display Corp. (Electronic Equipment, Instruments & Components)	43,304	6,902,658
¤	Visa, Inc., Class A (IT Services)	59,187	7,352,801
			124,296,135
	Total Common Stocks (Cost $163,015,533)		206,363,178

	Principal Amount
Short-Term Investment 3.3%
Repurchase Agreement 3.3%
United States 3.3%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $7,142,219 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 4/30/22, with a Principal Amount of $7,460,000 and a Market Value of $7,285,637) (Capital Markets)	$7,142,112	7,142,112
Total Short-Term Investment (Cost $7,142,112)		7,142,112

Total Investments (Cost $170,157,645)	99.7%	213,505,290
Other Assets, Less Liabilities	0.3	537,671
Net Assets	100.0%	$214,042,961

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$206,363,178	$—	$—	$206,363,178
Short-Term Investment
Repurchase Agreement	—	7,142,112	—	7,142,112
Total Investments in Securities	$206,363,178	$7,142,112	$—	$213,505,290

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Australia 2.3%
	Commonwealth Bank of Australia (Banks)	455,909	$28,974,580
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,256,076	24,139,678
	Westpac Banking Corp. (Banks)	1,508,621	37,636,417
			90,750,675
	Canada 5.7%
¤	BCE, Inc. (Diversified Telecommunication Services)	1,511,250	70,672,439
	Nutrien, Ltd. (Chemicals) (a)	487,809	25,531,923
	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	835,971	28,497,776
	Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	820,043	40,022,099
	Royal Bank of Canada (Banks)	356,153	30,495,962
	TELUS Corp. (Diversified Telecommunication Services)	841,369	31,677,885
			226,898,084
	France 8.5%
¤	AXA S.A. (Insurance)	2,166,566	71,268,884
	Cie Generale des Etablissements Michelin (Auto Components)	245,898	39,321,943
	Sanofi (Pharmaceuticals)	340,270	30,045,506
	SCOR S.E. (Insurance)	705,795	31,589,878
¤	TOTAL S.A. (Oil, Gas & Consumable Fuels)	1,228,164	71,110,291
	Unibail-Rodamco S.E. (Equity Real Estate Investment Trusts) (a)	219,315	56,255,212
	Vinci S.A. (Construction & Engineering)	326,978	35,318,471
			334,910,185
	Germany 8.7%
	Allianz S.E., Registered (Insurance)	224,631	56,754,227
	BASF S.E. (Chemicals)	408,058	47,784,803
	Daimler A.G., Registered (Automobiles)	566,231	51,832,480
	Deutsche Post A.G., Registered (Air Freight & Logistics)	949,035	44,856,896
	Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	2,694,251	47,248,782
¤	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	288,432	67,878,360
	Siemens A.G., Registered (Industrial Conglomerates)	198,048	30,037,487
			346,393,035
	Italy 3.2%
	Assicurazioni Generali S.p.A. (Insurance)	1,169,680	23,191,887
	Snam S.p.A. (Oil, Gas & Consumable Fuels)	8,643,669	42,056,924
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	10,400,848	62,603,047
			127,851,858
	Netherlands 1.9%
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,054,041	74,035,840

	Norway 1.9%
	Orkla ASA (Food Products)	3,295,041	34,288,704
	Statoil ASA (Oil, Gas & Consumable Fuels)	1,807,687	42,208,831
			76,497,535
	Singapore 1.2%
	Singapore Exchange, Ltd. (Capital Markets)	3,704,350	23,155,717
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	8,404,414	22,681,317
			45,837,034
	Spain 1.6%
	Gas Natural SDG S.A. (Gas Utilities)	1,172,338	27,079,873
	Red Electrica Corp. S.A. (Electric Utilities)	1,718,632	36,423,404
			63,503,277
	Sweden 0.8%
	Svenska Handelsbanken A.B., Class A (Banks)	2,157,262	31,387,465

	Switzerland 4.3%
	Nestle S.A., Registered (Food Products)	445,275	38,473,291
	Novartis A.G., Registered (Pharmaceuticals)	471,859	42,686,573
	Roche Holding A.G. (Pharmaceuticals)	155,514	38,337,564
	Swisscom A.G., Registered (Diversified Telecommunication Services)	93,042	50,821,974
			170,319,402
	Taiwan 0.6%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	529,014	23,969,624

	United Kingdom 14.5%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,786,420	62,631,885
	BAE Systems PLC (Aerospace & Defense)	5,788,587	48,820,399
¤	British American Tobacco PLC	786,875	53,839,992
¤	British American Tobacco PLC, Sponsored ADR	374,829	25,525,855
	Diageo PLC (Beverages)	606,106	21,794,171
	GlaxoSmithKline PLC (Pharmaceuticals)	3,454,543	64,764,711
¤	Imperial Brands PLC (Tobacco)	1,688,061	69,471,032
	Lloyds Banking Group PLC (Banks)	22,801,829	22,503,977
	Micro Focus International PLC (Software)	77,184	2,356,178
	National Grid PLC (Multi-Utilities)	4,559,093	52,090,049
	SSE PLC (Electric Utilities)	1,612,297	29,862,863
	Unilever PLC (Personal Products)	693,832	39,405,480
¤	Vodafone Group PLC (Wireless Telecommunication Services)	24,892,918	79,383,067
			572,449,659
	United States 42.6%
	AbbVie, Inc. (Biotechnology)	254,302	28,537,770
¤	Altria Group, Inc. (Tobacco)	933,085	65,633,199
	Ameren Corp. (Multi-Utilities)	447,934	25,366,502
	American Electric Power Co., Inc. (Electric Utilities)	402,742	27,700,595
	Arthur J. Gallagher & Co. (Insurance)	315,016	21,521,893
	AT&T, Inc. (Diversified Telecommunication Services)	1,741,228	65,208,989
	BlackRock, Inc. (Capital Markets)	43,863	24,642,233
	CenturyLink, Inc. (Diversified Telecommunication Services)	930,427	16,570,905
	Cisco Systems, Inc. (Communications Equipment)	1,149,742	47,760,283
	CME Group, Inc. (Capital Markets)	156,843	24,072,264
	Coca-Cola Co. (Beverages)	451,921	21,506,920
	Dominion Energy, Inc. (Multi-Utilities)	611,423	46,737,174
	DowDuPont, Inc. (Chemicals)	396,406	29,960,365
	Duke Energy Corp. (Electric Utilities)	743,012	58,326,442
	Eaton Corp. PLC (Electrical Equipment)	408,058	34,264,630
	Emerson Electric Co. (Electrical Equipment)	449,263	32,450,267
	Entergy Corp. (Electric Utilities)	543,635	42,778,638
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,711,704	47,277,265
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	495,784	43,281,943
	FirstEnergy Corp. (Electric Utilities)	803,615	26,438,934
	Intel Corp. (Semiconductors & Semiconductor Equipment)	603,448	29,049,987
	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,069,991	37,481,785
	Johnson & Johnson (Pharmaceuticals)	196,718	27,184,460
	Kimberly-Clark Corp. (Household Products)	277,799	32,502,483
	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	327,285	25,371,133
	Lockheed Martin Corp. (Aerospace & Defense)	82,409	29,242,834
	Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	394,767	28,182,416
	McDonald's Corp. (Hotels, Restaurants & Leisure)	179,439	30,709,190
	Merck & Co., Inc. (Pharmaceuticals)	447,934	26,540,090
	MetLife, Inc. (Insurance)	473,188	22,746,147
	Microsoft Corp. (Software)	281,786	26,772,488
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	641,994	48,130,290
	People's United Financial, Inc. (Banks)	1,307,915	25,726,688
	PepsiCo., Inc. (Beverages)	203,364	24,464,689
	Pfizer, Inc. (Pharmaceuticals)	1,402,286	51,940,673
	Philip Morris International, Inc. (Tobacco)	560,914	60,146,808
	PPL Corp. (Electric Utilities)	1,936,618	61,720,016
	Procter & Gamble Co. (Household Products)	313,686	27,083,649
	Public Storage (Equity Real Estate Investment Trusts)	108,992	21,336,274
	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	463,884	31,660,083
	Southern Co. (Electric Utilities)	572,877	25,842,481
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	359,284	39,402,676
	United Parcel Service, Inc., Class B (Air Freight & Logistics)	319,003	40,615,462
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,327,852	71,796,958
	WEC Energy Group, Inc. (Multi-Utilities)	412,046	26,494,558
	Wells Fargo & Co. (Banks)	450,592	29,639,942
	Welltower, Inc. (Equity Real Estate Investment Trusts)	913,147	54,761,427
			1,686,582,898
	Total Common Stocks (Cost $3,408,767,603)		3,871,386,571

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
United States 0.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $31,656,867 (Collateralized by a United States Treasury Inflation Indexed Note with a rate 0.125% and a maturity date of 7/15/22, with a Principal Amount of $30,365,000 and a Market Value of $32,290,080) (Capital Markets)	$31,656,393	31,656,393
Total Short-Term Investment (Cost $31,656,393)		31,656,393

Total Investments (Cost $3,440,423,996)	98.6%	3,903,042,964
Other Assets, Less Liabilities	1.4	55,399,663
Net Assets	100.0%	$3,958,442,627

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviations is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,871,386,571	$—	$—	$3,871,386,571
Short-Term Investment
Repurchase Agreement	—	31,656,393	—	31,656,393
Total Investments in Securities	$3,871,386,571	$31,656,393	$—	$3,903,042,964

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Choice Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 95.2% †
	Canada 2.5%
	Fairfax Financial Holdings, Ltd. (Insurance)	31,473	$16,555,310

	China 4.3%
¤	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	114,730	28,329,131

	Denmark 1.9%
	ISS A/S (Commercial Services & Supplies)	329,099	12,841,147

	France 11.7%
	Danone S.A. (Food Products)	187,448	16,165,148
¤	Pernod Ricard S.A. (Beverages)	153,537	24,457,036
	Safran S.A. (Aerospace & Defense)	92,180	10,407,724
	Sodexo S.A. (Hotels, Restaurants & Leisure) (b)	59,176	7,593,119
	TOTAL S.A. (Oil, Gas & Consumable Fuels)	335,210	19,408,548
			78,031,575
	Germany 9.9%
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services)	204,849	17,925,194
	Merck KGaA (Pharmaceuticals)	75,912	8,295,755
¤	SAP S.E. (Software)	233,605	26,343,626
	Siemens A.G., Registered (Industrial Conglomerates)	88,199	13,376,940
			65,941,515
	Hong Kong 3.8%
¤	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	1,866,750	25,199,747

	India 1.8%
	ICICI Bank, Ltd., Sponsored ADR (Banks)	1,115,920	12,252,802

	Ireland 1.7%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)	89,337	10,962,543

	Japan 6.2%
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	1,018,450	19,483,675
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	462,690	22,000,768
			41,484,443
	Mexico 2.0%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	629,922	13,039,385

	Netherlands 8.6%
¤	Akzo Nobel N.V. (Chemicals)	243,136	22,766,691
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	37,154	7,528,177
	Koninklijke DSM N.V. (Chemicals)	164,970	17,044,992
	Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	288,153	10,074,922
			57,414,782
	Portugal 1.5%
	NOS SGPS S.A. (Media)	1,449,219	9,869,037

	Republic of Korea 4.9%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	27,390	32,429,760

	Spain 2.2%
	Aena SME, S.A. (Transportation Infrastructure)	67,036	14,602,445

	Sweden 1.8%
	Svenska Handelsbanken A.B., Class A (Banks)	806,330	11,731,841

	Switzerland 19.9%
¤	ABB, Ltd., Registered (Electrical Equipment)	819,920	22,859,977
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	418,719	28,746,864
¤	LafargeHolcim, Ltd., Registered (Construction Materials) (a)	518,884	31,776,941
	Nestle S.A., Registered (Food Products)	250,734	21,664,280
¤	Novartis A.G., Registered (Pharmaceuticals)	299,946	27,134,519
			132,182,581
	United Kingdom 8.5%
	Lloyds Banking Group PLC (Banks)	19,940,040	19,679,571
	Meggitt PLC (Aerospace & Defense)	817,874	5,390,560
	Royal Bank of Scotland Group PLC (Banks) (a)	5,390,204	22,018,482
	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	297,048	9,570,886
			56,659,499
	United States 2.0%
	LivaNova PLC (Health Care Equipment & Supplies) (a)	151,654	12,974,000

	Total Common Stocks (Cost $456,434,184)		632,501,543

	Principal Amount
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
United States 4.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $31,715,446 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $32,950,000 and a Market Value of $32,350,508) (Capital Markets)	$31,714,970	$31,714,970
Total Short-Term Investment (Cost $31,714,970)		31,714,970

Total Investments (Cost $488,149,154)	100.0%	664,216,513
Other Assets, Less Liabilities	0.0 ‡	293,680
Net Assets	100.0%	$664,510,193

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $7,211,702 and the Fund received non-cash collateral in the amount of $7,603,349.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$632,501,543	$—	$—	$632,501,543
Short-Term Investment
Repurchase Agreement	—	31,714,970	—	31,714,970
Total Investments in Securities	$632,501,543	$31,714,970	$—	$664,216,513

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund
Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Australia 3.7%
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	17,684	$340,569
	Monadelphous Group, Ltd. (Construction & Engineering)	18,062	255,574
	MYOB Group, Ltd. (Software)	102,247	280,952
	Orora, Ltd. (Containers & Packaging)	165,370	434,412
	Pact Group Holdings, Ltd. (Containers & Packaging)	45,969	196,322
			1,507,829
	Brazil 1.6%
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	91,791	328,154
	Odontoprev S.A. (Health Care Providers & Services)	57,753	301,454
			629,608
	Cambodia 0.9%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	438,000	358,344

	Canada 7.7%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	32,000	347,577
	Canadian Western Bank (Banks)	5,165	162,508
	Colliers International Group, Inc. (Real Estate Management & Development)	3,127	189,400
	Computer Modelling Group, Ltd. (Software)	38,583	313,055
	Element Fleet Management Corp. (Diversified Financial Services)	40,517	273,407
	Mullen Group, Ltd. (Energy Equipment & Services)	17,671	216,075
	New Flyer Industries, Inc. (Machinery)	8,793	415,130
	Parex Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	29,356	438,431
	Pason Systems, Inc. (Energy Equipment & Services)	12,057	180,169
	ShawCor, Ltd. (Energy Equipment & Services)	7,982	180,147
	Trinidad Drilling, Ltd. (Energy Equipment & Services) (a)	128,424	183,761
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	27,784	203,072
			3,102,732
	China 2.9%
	Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	189,000	135,541
	Kingdee International Software Group Co., Ltd. (Software) (a)(b)	724,000	471,088
	Shanghai Haohai Biological Technology Co., Ltd., Class H (Biotechnology) (c)	44,600	249,151
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (Hotels, Restaurants & Leisure)	710,000	301,330
			1,157,110
	Finland 0.4%
	Cramo OYJ (Trading Companies & Distributors)	6,678	162,837

	France 6.2%
	Alten S.A. (IT Services)	4,005	405,748
¤	Altran Technologies S.A. (IT Services)	35,960	669,246
	Gaztransport Et Technigaz S.A. (Oil, Gas & Consumable Fuels)	4,056	280,742
	IPSOS (Media)	5,822	222,343
	Kaufman & Broad S.A. (Household Durables)	6,147	320,841
	Nexity S.A. (Real Estate Management & Development) (a)	3,808	229,299
	Sopra Steria Group (IT Services)	1,927	391,168
			2,519,387
	Germany 5.2%
	Aumann A.G. (Machinery) (a)(c)	2,687	222,181
	Gerresheimer A.G. (Life Sciences Tools & Services)	4,171	364,049
	Grand City Properties S.A. (Real Estate)	13,853	336,588
	KION Group A.G. (Machinery)	1,857	170,427
	MorphoSys A.G. (Life Sciences Tools & Services) (a)	4,415	435,226
¤	PATRIZIA Immobilien A.G. (Real Estate) (a)	23,217	581,113
			2,109,584
	Hong Kong 1.2%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	345,000	198,021
	Value Partners Group, Ltd. (Capital Markets)	235,000	299,809
			497,830
	Ireland 3.4%
	Cairn Homes PLC (Household Durables) (a)	209,544	498,694
	Dalata Hotel Group PLC (Hotels, Restaurants & Leisure) (a)	67,127	487,548
	Hibernia REIT PLC (Equity Real Estate Investment Trusts)	200,059	380,523
			1,366,765
	Isle of Man 1.2%
¤	GVC Holdings PLC (Hotels, Restaurants & Leisure)	38,484	506,527

	Israel 0.7%
	CyberArk Software, Ltd. (Software) (a)	6,721	290,885

	Italy 2.7%
	Banca Generali S.p.A. (Capital Markets)	8,491	317,947
	Buzzi Unicem S.p.A. (Construction Materials)	12,938	379,894
	Hera S.p.A. (Multi-Utilities)	36,769	134,212
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (c)	33,716	243,835
			1,075,888
	Japan 23.2%
	Amano Corp. (Electronic Equipment, Instruments & Components)	10,900	295,938
	Daifuku Co., Ltd. (Machinery)	6,600	441,330
¤	Daiseki Co., Ltd. (Commercial Services & Supplies)	18,848	562,833
	Dip Corp. (Internet Software & Services)	10,700	340,103
	DTS Corp. (IT Services)	7,100	259,169
	en-japan, Inc. (Professional Services)	4,800	255,895
	Hazama Ando Corp. (Construction & Engineering)	41,500	341,747
	Hiroshima Bank, Ltd. (Banks)	18,600	155,383
	Kanematsu Corp. (Trading Companies & Distributors)	34,100	465,099
	KOMEDA Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	17,200	329,600
	Makino Milling Machine Co., Ltd. (Machinery)	43,000	483,292
	Matsumotokiyoshi Holdings Co., Ltd. (Food & Staples Retailing)	4,100	168,064
	Maxell Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	8,900	204,952
	Morinaga & Co., Ltd. (Food Products)	4,100	212,943
	Nachi-Fujikoshi Corp. (Machinery)	37,000	257,241
	Nichias Corp. (Building Products)	36,000	488,376
	Nifco, Inc. (Auto Components)	6,350	444,971
	Nippon Gas Co., Ltd. (Gas Utilities)	11,700	492,457
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	10,500	339,035
	Nissin Electric Co., Ltd. (Electrical Equipment)	29,163	324,033
	Nohmi Bosai, Ltd. (Electronic Equipment, Instruments & Components)	300	5,545
	OBIC Co., Ltd. (IT Services)	3,200	248,860
	Suruga Bank, Ltd. (Banks)	10,800	217,840
	Technopro Holdings, Inc. (Professional Services)	3,700	202,675
	Tokyo Century Corp. (Diversified Financial Services)	7,600	410,039
	Tokyu Construction Co., Ltd. (Construction & Engineering)	36,100	391,522
	Toridoll Holdings Corp. (Hotels, Restaurants & Leisure)	8,000	280,663
	Toshiba Plant Systems & Services Corp. (Construction & Engineering)	22,400	441,147
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	7,600	355,043
			9,415,795
	Luxembourg 1.7%
	APERAM S.A. (Metals & Mining)	5,895	350,577
	Eurofins Scientific S.E. (Life Sciences Tools & Services)	490	319,389
			669,966
	Netherlands 3.0%
	Aalberts Industries N.V. (Machinery)	3,360	183,551
	Euronext N.V. (Capital Markets) (c)	4,950	335,553
	Intertrust N.V. (Professional Services) (c)	10,624	194,556
	Van Lanschot Kempen N.V. (Banks)	14,742	500,585
			1,214,245
	Norway 2.3%
¤	SpareBank 1 SMN (Banks)	47,884	542,887
	Storebrand ASA (Insurance)	42,978	385,129
			928,016
	Philippines 0.6%
	Megawide Construction Corp. (Construction & Engineering)	600,100	250,334

	Republic of Korea 2.4%
	Advanced Process Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	9,601	317,381
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,381	297,937
	Tera Semicon Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,723	92,740
	Vieworks Co., Ltd. (Health Care Equipment & Supplies)	6,771	278,994
			987,052
	Singapore 1.0%
	SembCorp Industries, Ltd. (Industrial Conglomerates)	152,161	394,380

	Spain 3.4%
	Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	22,697	478,453
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	31,381	444,156
	Merlin Properties Socimi S.A. (Equity Real Estate Investment Trusts)	30,799	443,184
			1,365,793
	Sweden 3.3%
	BillerudKorsnas AB (Containers & Packaging)	15,411	237,133
	Boliden AB (Metals & Mining)	6,387	231,653
	Coor Service Management Holding AB (Commercial Services & Supplies) (c)	24,741	208,166
	Nobia AB (Household Durables)	33,159	267,843
	Nobina AB (Road & Rail) (c)	55,567	394,192
			1,338,987
	Switzerland 3.3%
¤	EFG International A.G. (Capital Markets) (a)	47,722	536,311
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	2,154	477,201
	Temenos Group A.G., Registered (Software) (a)	2,437	336,716
			1,350,228
	Taiwan 1.1%
	Chailease Holding Co., Ltd. (Diversified Financial Services)	131,000	440,929

	United Kingdom 14.8%
	Ashtead Group PLC (Trading Companies & Distributors)	11,654	348,313
	Babcock International Group PLC (Commercial Services & Supplies)	37,633	366,552
	Clinigen Healthcare, Ltd. (Life Sciences Tools & Services) (a)	14,540	226,678
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	91,860	440,453
	Hays PLC (Professional Services)	112,822	323,905
	HomeServe PLC (Commercial Services & Supplies)	41,942	466,287
	Ibstock PLC (Construction Materials) (c)	71,695	261,616
¤	Intermediate Capital Group PLC (Capital Markets)	32,384	532,453
¤	Just Group PLC (Insurance)	240,517	501,319
	Ladbrokes Coral Group PLC (Hotels, Restaurants & Leisure)	68,035	164,219
	Lancashire Holdings, Ltd. (Insurance)	48,917	457,012
	Melrose Industries PLC (Electrical Equipment)	113,209	363,915
	National Express Group PLC (Road & Rail)	38,482	200,305
¤	Playtech PLC (Software)	46,911	527,790
	Savills PLC (Real Estate Management & Development)	21,128	307,186
¤	TP ICAP PLC (Capital Markets)	70,317	529,150
			6,017,153
	United States 0.9%
	NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	30,466	363,459

	Total Common Stocks (Cost $32,456,366)		40,021,663

	Preferred Stocks 0.6%
	Brazil 0.6%
	Usinas Siderurgicas de Minas Gerais S.A. (Metals & Mining) (a)	65,864	245,181

	Total Preferred Stocks (Cost $90,318)		245,181

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
United States 0.4%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $177,785 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $185,000 and a Market Value of $181,634) (Capital Markets)	$177,782	177,782
Total Short-Term Investment (Cost $177,782)		177,782

Total Investments (Cost $32,724,466)	99.8%	40,444,626
Other Assets, Less Liabilities	0.2	71,182
Net Assets	100.0%	$40,515,808

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $370,071 and the Fund received non-cash collateral in the amount of $398,062.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$40,021,663	$—	$—	$40,021,663
Preferred Stocks	245,181	—	—	245,181
Short-Term Investment
Repurchase Agreement	—	177,782	—	177,782
Total Investments in Securities	$40,266,844	$177,782	$—	$40,444,626

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Aerospace & Defense 4.2%
¤	Boeing Co.	54,867	$19,443,219
	Hexcel Corp.	210,207	14,367,648
			33,810,867
	Banks 7.8%
¤	Bank of America Corp.	764,466	24,462,912
	Bank of The Ozarks, Inc.	279,406	13,956,330
	Citizens Financial Group, Inc.	262,011	12,026,305
	Signature Bank (a)	78,267	12,053,118
			62,498,665
	Beverages 2.7%
	Coca-Cola Co.	158,189	7,528,215
	Molson Coors Brewing Co., Class B	173,272	14,558,313
			22,086,528
	Biotechnology 2.7%
¤	AbbVie, Inc.	193,818	21,750,256

	Building Products 2.9%
	Fortune Brands Home & Security, Inc.	108,547	7,699,239
	Johnson Controls International PLC	396,662	15,521,384
			23,220,623
	Capital Markets 4.9%
	Ameriprise Financial, Inc.	58,964	9,947,227
	BlackRock, Inc.	16,864	9,474,195
¤	Morgan Stanley	346,545	19,597,120
			39,018,542
	Chemicals 3.1%
	DowDuPont, Inc.	214,482	16,210,550
	Ecolab, Inc.	61,993	8,535,196
			24,745,746
	Construction & Engineering 1.7%
	Jacobs Engineering Group, Inc.	202,369	14,056,551

	Construction Materials 1.4%
	Martin Marietta Materials, Inc.	50,473	11,516,424

	Consumer Finance 1.6%
	Discover Financial Services	157,850	12,596,430

	Electrical Equipment 1.3%
	AMETEK, Inc.	133,606	10,194,138

	Electronic Equipment, Instruments & Components 3.2%
	Coherent, Inc. (a)	25,058	6,503,052
	Universal Display Corp.	117,929	18,797,883
			25,300,935
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	74,336	14,485,856

	Health Care Equipment & Supplies 1.4%
	Danaher Corp.	113,298	11,474,821

	Health Care Providers & Services 4.9%
	Centene Corp. (a)	135,150	14,493,486
¤	UnitedHealth Group, Inc.	104,272	24,689,524
			39,183,010
	Hotels, Restaurants & Leisure 1.4%
	Starbucks Corp.	192,749	10,950,071

	Household Durables 0.9%
	Whirlpool Corp.	39,903	7,239,202

	Insurance 4.8%
	American International Group, Inc.	176,479	11,280,538
	Chubb, Ltd.	47,148	7,362,160
	MetLife, Inc.	285,502	13,724,081
	Willis Towers Watson PLC	38,597	6,193,661
			38,560,440
	Internet Software & Services 3.3%
¤	Alphabet, Inc., Class C (a)	22,559	26,392,676

	IT Services 4.5%
	First Data Corp., Class A (a)	495,471	8,769,837
	Sabre Corp.	294,884	6,124,740
¤	Visa, Inc., Class A	169,947	21,112,516
			36,007,093
	Machinery 1.8%
	Ingersoll-Rand PLC	152,726	14,452,461

	Media 3.5%
	Comcast Corp., Class A	349,276	14,854,708
	Live Nation Entertainment, Inc. (a)	123,036	5,544,002
	Time Warner, Inc.	84,676	8,073,857
			28,472,567
	Metals & Mining 0.5%
	Reliance Steel & Aluminum Co.	45,960	4,025,636

	Multi-Utilities 0.9%
	WEC Energy Group, Inc.	118,313	7,607,526

	Multiline Retail 1.9%
	Dollar General Corp.	144,532	14,904,140

	Oil, Gas & Consumable Fuels 3.5%
	Anadarko Petroleum Corp.	197,629	11,867,621
	Occidental Petroleum Corp.	215,670	16,168,780
			28,036,401
	Pharmaceuticals 3.7%
	Allergan PLC	84,082	15,156,621
	Pfizer, Inc.	383,349	14,199,247
			29,355,868
	Semiconductors & Semiconductor Equipment 5.7%
¤	Applied Materials, Inc.	376,354	20,183,865
	Cypress Semiconductor Corp.	511,979	8,852,117
	Marvell Technology Group, Ltd.	699,384	16,316,629
			45,352,611
	Software 6.4%
¤	Microsoft Corp.	392,624	37,303,206
	PTC, Inc. (a)	195,886	14,236,995
			51,540,201
	Specialty Retail 3.5%
	Home Depot, Inc.	91,327	18,347,594
	TJX Cos., Inc.	121,967	9,796,390
			28,143,984
	Technology Hardware, Storage & Peripherals 5.3%
¤	Apple, Inc.	254,386	42,591,848

	Total Common Stocks (Cost $567,308,077)		779,572,117

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $22,829,311 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 4/30/22, with a Principal Amount of $23,725,000 and a Market Value of $23,289,314)	$22,828,969	22,828,969
Total Short-Term Investment (Cost $22,828,969)		22,828,969

Total Investments (Cost $590,137,046)	100.0%	802,401,086
Other Assets, Less Liabilities	(0.0)‡	(197,735)
Net Assets	100.0%	$802,203,351

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$779,572,117	$—	$—	$779,572,117
Short-Term Investment
Repurchase Agreement	—	22,828,969	—	22,828,969
Total Investments in Securities	$779,572,117	$22,828,969	$—	$802,401,086

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 5.3%
	Boeing Co.	46,474	$16,468,991
	General Dynamics Corp.	43,711	9,724,823
	Lockheed Martin Corp.	51,361	18,225,451
	Raytheon Co.	47,536	9,932,172
	United Technologies Corp.	82,505	11,386,515
			65,737,952
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc., Class B	103,268	13,148,082

	Automobiles 0.8%
	Daimler A.G., Sponsored ADR	105,968	9,706,669

	Banks 3.7%
	Commonwealth Bank of Australia, Sponsored ADR	104,903	6,674,454
	M&T Bank Corp.	38,794	7,401,119
	People's United Financial, Inc.	435,476	8,565,813
	U.S. Bancorp	194,516	11,114,644
	Wells Fargo & Co.	179,217	11,788,894
			45,544,924
	Beverages 2.8%
	Coca-Cola Co.	143,701	6,838,731
	Coca-Cola European Partners PLC	222,928	8,952,788
	Molson Coors Brewing Co., Class B	103,268	8,676,577
	PepsiCo., Inc.	81,959	9,859,668
			34,327,764
	Biotechnology 2.2%
	AbbVie, Inc.	160,413	18,001,547
	Amgen, Inc.	49,175	9,149,009
			27,150,556
	Capital Markets 2.4%
	BlackRock, Inc.	27,866	15,655,119
	CME Group, Inc.	90,155	13,836,989
			29,492,108
	Chemicals 2.0%
	DowDuPont, Inc.	231,671	17,509,694
	Nutrien, Ltd. (a)	151,898	7,950,327
			25,460,021
	Commercial Services & Supplies 2.4%
	Deluxe Corp.	115,289	8,562,514
	Republic Services, Inc.	113,650	7,819,120
	Waste Management, Inc.	150,804	13,335,598
			29,717,232
	Communications Equipment 1.4%
	Cisco Systems, Inc.	430,012	17,862,698

	Containers & Packaging 0.8%
	Bemis Co., Inc.	225,114	10,521,828

	Distributors 0.9%
	Genuine Parts Co.	107,093	11,145,169

	Diversified Telecommunication Services 3.7%
	AT&T, Inc.	525,071	19,663,909
	CenturyLink, Inc.	318,001	5,663,598
¤	Verizon Communications, Inc.	392,857	21,241,778
			46,569,285
	Electric Utilities 8.3%
	American Electric Power Co., Inc.	185,358	12,748,923
¤	Duke Energy Corp.	257,898	20,244,993
	Entergy Corp.	209,269	16,467,378
	Eversource Energy	200,004	12,618,252
	FirstEnergy Corp.	253,617	8,343,999
	Great Plains Energy, Inc.	239,320	7,447,639
	PPL Corp.	526,177	16,769,261
	Southern Co.	189,598	8,552,766
			103,193,211
	Electrical Equipment 2.3%
	Eaton Corp. PLC	168,289	14,131,227
	Emerson Electric Co.	200,526	14,483,993
			28,615,220
	Equity Real Estate Investment Trusts 2.8%
	Iron Mountain, Inc.	346,414	12,134,882
	Public Storage	37,154	7,273,267
	Welltower, Inc.	267,733	16,055,948
			35,464,097
	Food & Staples Retailing 1.7%
	CVS Health Corp.	90,701	7,137,262
	Wal-Mart Stores, Inc.	128,003	13,645,120
			20,782,382
	Food Products 2.1%
	Campbell Soup Co.	211,454	9,843,184
	Kraft Heinz Co.	200,526	15,719,233
			25,562,417
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	98,351	8,447,367

	Health Care Providers & Services 0.7%
	UnitedHealth Group, Inc.	38,247	9,056,125

	Hotels, Restaurants & Leisure 2.3%
	Brinker International, Inc.	178,670	6,492,868
	Las Vegas Sands Corp.	119,134	9,235,268
	McDonald's Corp.	74,309	12,717,242
			28,445,378
	Household Products 3.3%
	Colgate-Palmolive Co.	84,144	6,246,850
	Kimberly-Clark Corp.	162,825	19,050,525
	Procter & Gamble Co.	178,670	15,426,368
			40,723,743
	Industrial Conglomerates 2.8%
¤	3M Co.	97,804	24,499,902
	Honeywell International, Inc.	61,742	9,858,345
			34,358,247
	Insurance 4.8%
	Allianz S.E., Sponsored ADR	488,992	12,381,277
¤	Arthur J. Gallagher & Co.	289,589	19,784,720
	Marsh & McLennan Cos., Inc.	104,907	8,761,833
	MetLife, Inc.	206,513	9,927,080
	Travelers Cos., Inc.	57,917	8,682,917
			59,537,827
	IT Services 1.6%
	Automatic Data Processing, Inc.	56,278	6,957,649
	Paychex, Inc.	182,495	12,455,284
			19,412,933
	Media 0.5%
	Time Warner, Inc.	64,474	6,147,596

	Metals & Mining 0.6%
	Reliance Steel & Aluminum Co.	84,691	7,418,085

	Multi-Utilities 7.3%
	Ameren Corp.	346,414	19,617,425
	Black Hills Corp.	136,722	7,594,907
	CMS Energy Corp.	282,529	12,643,173
	Dominion Energy, Inc.	185,774	14,200,565
	NiSource, Inc.	329,475	8,131,443
	Vectren Corp.	131,681	7,983,819
¤	WEC Energy Group, Inc.	324,011	20,833,907
			91,005,239
	Oil, Gas & Consumable Fuels 6.4%
	Enterprise Products Partners, L.P.	570,435	15,755,415
	Exxon Mobil Corp.	163,371	14,262,288
	Magellan Midstream Partners, L.P.	140,423	10,024,798
	Occidental Petroleum Corp.	226,753	16,999,672
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR	316,908	22,259,618
			79,301,791
	Pharmaceuticals 4.1%
	Johnson & Johnson	135,505	18,725,436
	Merck & Co., Inc.	224,568	13,305,654
	Pfizer, Inc.	528,909	19,590,789
			51,621,879
	Semiconductors & Semiconductor Equipment 5.6%
	Analog Devices, Inc.	127,309	11,697,151
	Intel Corp.	216,372	10,416,148
	Maxim Integrated Products, Inc.	148,072	9,032,392
	Microchip Technology, Inc.	75,402	7,179,778
	QUALCOMM, Inc.	143,155	9,770,329
¤	Texas Instruments, Inc.	195,062	21,392,450
			69,488,248
	Software 2.3%
¤	Microsoft Corp.	225,660	21,439,957
	Oracle Corp.	133,866	6,906,147
			28,346,104
	Specialty Retail 1.0%
	Home Depot, Inc.	60,103	12,074,693

	Technology Hardware, Storage & Peripherals 0.8%
	Apple, Inc.	57,917	9,697,043

	Tobacco 4.7%
¤	Altria Group, Inc.	283,032	19,908,471
	British American Tobacco PLC, Sponsored ADR	280,846	19,125,612
¤	Philip Morris International, Inc.	185,669	19,909,287
			58,943,370
	Wireless Telecommunication Services 1.4%
	Vodafone Group PLC, Sponsored ADR	537,652	17,323,147

	Total Common Stocks (Cost $1,092,806,671)		1,211,350,430

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $6,884,975 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/32/22, with a Principal Amount of $7,155,000 and a Market Value of $7,024,822)	$6,884,871	6,884,871
Total Short-Term Investment (Cost $6,884,871)		6,884,871

Total Investments (Cost $1,099,691,542)	98.1%	1,218,235,301
Other Assets, Less Liabilities	1.9	23,375,829
Net Assets	100.0%	$1,241,611,130

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,211,350,430	$—	$—	$1,211,350,430
Short-Term Investment
Repurchase Agreement	—	6,884,871	—	6,884,871
Total Investments in Securities	$1,211,350,430	$6,884,871	$—	$1,218,235,301

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Aerospace & Defense 2.2%
¤	Hexcel Corp.	206,103	$14,087,140

	Auto Components 2.2%
	Dorman Products, Inc. (a)	44,382	3,348,178
	LCI Industries	94,113	10,375,958
			13,724,136
	Banks 12.5%
¤	Bank of Hawaii Corp.	150,210	12,568,070
¤	Bank of The Ozarks, Inc.	256,043	12,789,348
	Eagle Bancorp, Inc. (a)	127,575	8,037,225
	Horizon Bancorp	229,355	6,983,860
	LegacyTexas Financial Group, Inc.	143,018	6,298,513
¤	Signature Bank (a)	83,291	12,826,814
¤	Texas Capital Bancshares, Inc. (a)	133,480	12,653,904
	Western Alliance Bancorp (a)	110,102	6,458,583
			78,616,317
	Building Products 3.0%
	Insteel Industries, Inc.	155,553	4,873,475
¤	JELD-WEN Holding, Inc. (a)	354,464	13,923,346
			18,796,821
	Capital Markets 4.2%
	Artisan Partners Asset Management, Inc., Class A	99,044	3,877,573
	Diamond Hill Investment Group, Inc.	39,659	8,342,667
	Morningstar, Inc.	86,715	8,335,046
	Pzena Investment Management, Inc., Class A	447,549	5,598,838
			26,154,124
	Chemicals 1.4%
	Valvoline, Inc.	350,092	8,629,768

	Commercial Services & Supplies 4.2%
	Casella Waste Systems, Inc., Class A (a)	420,425	10,754,472
	Knoll, Inc.	295,078	6,769,089
	U.S. Ecology, Inc.	169,523	8,857,577
			26,381,138
	Communications Equipment 0.7%
	Harmonic, Inc. (a)	1,231,068	4,493,398

	Construction Materials 1.9%
¤	Summit Materials, Inc., Class A (a)	370,903	11,850,351

	Electronic Equipment, Instruments & Components 2.7%
	Universal Display Corp.	69,075	11,010,555
	VeriFone Systems, Inc. (a)	332,477	5,878,193
			16,888,748
	Energy Equipment & Services 3.1%
	Core Laboratories N.V. (b)	39,401	4,503,534
	Newpark Resources, Inc. (a)	564,265	5,134,812
	Oil States International, Inc. (a)	307,907	9,853,024
			19,491,370
	Equity Real Estate Investment Trusts 3.5%
	CubeSmart	206,860	5,694,856
	GEO Group, Inc.	391,246	8,822,597
	Physicians Realty Trust	458,851	7,479,271
			21,996,724
	Food Products 3.8%
	B&G Foods, Inc. (b)	320,016	10,560,528
	Fresh Del Monte Produce, Inc.	129,045	6,105,119
	TreeHouse Foods, Inc. (a)	152,265	7,180,817
			23,846,464
	Health Care Equipment & Supplies 2.6%
	LeMaitre Vascular, Inc.	228,912	7,966,137
	LivaNova PLC (a)	99,607	8,521,379
			16,487,516
	Health Care Providers & Services 2.8%
	Encompass Health Corp.	205,486	10,874,319
	Universal Health Services, Inc., Class B	57,924	7,037,766
			17,912,085
	Hotels, Restaurants & Leisure 10.1%
	Cedar Fair, L.P.	146,512	9,933,514
	Cheesecake Factory, Inc.	157,197	7,732,520
	Eldorado Resorts, Inc. (a)	298,983	10,329,863
	Extended Stay America, Inc.	413,711	8,369,374
	Papa John's International, Inc.	168,499	10,933,900
	Playa Hotels & Resorts N.V. (a)	550,594	5,704,154
	Red Rock Resorts, Inc., Class A	302,476	10,504,991
			63,508,316
	Household Durables 0.9%
	LGI Homes, Inc. (a)	83,838	5,674,156

	Household Products 1.0%
	Central Garden & Pet Co., Class A (a)	174,869	6,596,059

	Independent Power & Renewable Electricity Producers 0.6%
	Algonquin Power & Utilities Corp.	365,137	3,961,736

	Insurance 1.9%
	Markel Corp. (a)	5,760	6,610,694
	ProAssurance Corp.	103,360	5,653,792
			12,264,486
	Internet & Direct Marketing Retail 0.5%
	TripAdvisor, Inc. (a)	88,344	3,062,887

	Internet Software & Services 0.5%
	Stamps.com, Inc. (a)	16,487	3,360,875

	IT Services 3.6%
	CSRA, Inc.	331,655	11,037,478
¤	Sabre Corp.	552,758	11,480,784
			22,518,262
	Leisure Products 1.7%
	Brunswick Corp.	165,827	10,410,619

	Life Sciences Tools & Services 2.8%
	Bio-Rad Laboratories, Inc., Class A (a)	30,750	7,949,798
	Bio-Techne Corp.	70,893	9,945,579
			17,895,377
	Machinery 4.9%
	John Bean Technologies Corp.	83,633	9,513,254
	Kadant, Inc.	60,413	6,056,403
	Mueller Industries, Inc.	52,478	1,736,497
	Timken Co.	57,273	3,009,696
	Woodward, Inc.	137,461	10,655,977
			30,971,827
	Metals & Mining 3.2%
¤	Compass Minerals International, Inc.	166,649	12,148,712
	Reliance Steel & Aluminum Co.	89,400	7,830,546
			19,979,258
	Multi-Utilities 1.5%
	Black Hills Corp.	172,198	9,565,599

	Pharmaceuticals 1.1%
	Pacira Pharmaceuticals, Inc. (a)	184,732	6,724,245

	Real Estate Management & Development 1.6%
	Howard Hughes Corp. (a)	80,962	10,197,974

	Road & Rail 1.8%
¤	Genesee & Wyoming, Inc., Class A (a)	139,320	11,124,702

	Semiconductors & Semiconductor Equipment 3.9%
	Cypress Semiconductor Corp.	451,659	7,809,184
	Inphi Corp. (a)	336,462	10,050,120
	Marvell Technology Group, Ltd.	290,483	6,776,968
			24,636,272
	Software 1.6%
	PTC, Inc. (a)	136,239	9,901,851

	Textiles, Apparel & Luxury Goods 1.7%
	Carter's, Inc.	91,030	10,950,909

	Thrifts & Mortgage Finance 0.9%
	Hingham Institution For Savings	25,014	5,421,033

	Total Common Stocks (Cost $499,000,639)		608,082,543

	Principal Amount
Short-Term Investment 2.3%
Repurchase Agreement 2.3%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $14,203,591 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $14,760,000 and a Market Value of $14,491,457)	$14,203,378	14,203,378
Total Short-Term Investment (Cost $14,203,378)		14,203,378

Total Investments (Cost $513,204,017)	98.9%	622,285,921
Other Assets, Less Liabilities	1.1	6,896,148
Net Assets	100.0%	$629,182,069

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $15,064,062 and the Fund received non-cash collateral in the amount of $15,549,563.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$608,082,543	$—	$—	$608,082,543
Short-Term Investment
Repurchase Agreement	—	14,203,378	—	14,203,378
Total Investments in Securities	$608,082,543	$14,203,378	$—	$622,285,921

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.9% †
	Corporate Bonds 3.9%
	Auto Manufacturers 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$615,001
	Delphi Technologies PLC 5.00%, due 10/1/25 (a)	1,200,000	1,197,000
			1,812,001
	Buildings & Real Estate 0.1%
	Jeld-Wen, Inc. (a)
	4.625%, due 12/15/25	590,000	590,000
	4.875%, due 12/15/27	780,000	780,975
			1,370,975
	Cargo Transport 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)	2,000,000	1,975,000

	Chemicals, Plastics & Rubber 0.7%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,638,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,110,000
	Platform Specialty Products Corp. (a)
	5.875%, due 12/1/25	2,800,000	2,845,500
	6.50%, due 2/1/22	1,500,000	1,548,750
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	2,067,000
			10,209,250
	Commercial Services 0.5%
	DAE Funding LLC 5.00%, due 8/1/24 (a)	1,000,000	992,500
	Hertz Corp. 7.625%, due 6/1/22 (a)	4,000,000	4,180,000
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,417,500
	Wrangler Buyer Corp. 6.00%, due 10/1/25 (a)	550,000	567,875
			7,157,875
	Containers, Packaging & Glass 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (b)	1,330,000	1,383,200
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,289,640
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,434,375
	Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	530,000	549,875
			4,657,090
	Diversified/Conglomerate Manufacturing 0.1%
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	826,000

	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,239,000

	Finance 0.1%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	1,000,000	1,011,655

	Healthcare, Education & Childcare 0.2%
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	1,000,000	925,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	354,337
	Valeant Pharmaceuticals International, Inc. (a)
	5.50%, due 11/1/25	700,000	705,250
	6.50%, due 3/15/22	1,500,000	1,571,700
			3,556,287
	Hotels, Motels, Inns & Gaming 0.1%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24	1,250,000	1,337,500

	Insurance 0.2%
	Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	2,280,000	2,262,900

	Machinery 0.1%
	RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	700,000	708,750

	Media 0.3%
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,185,000
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	1,400,000	1,368,500
	SFR Group S.A. 6.00%, due 5/15/22	2,000,000	1,951,900
			4,505,400
	Mining, Steel, Iron & Non-Precious Metals 0.0% ‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	363,924

	Oil & Gas 0.2%
	Energy Transfer Equity L.P. 4.25%, due 3/15/23	1,400,000	1,407,000
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	800,000	632,000
	FTS International, Inc. 9.089% (3-month USD-LIBOR-BBA + 7.50%), due 6/15/20 (a)(c)	1,384,000	1,404,760
			3,443,760
	Retail Store 0.0% ‡
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	800,000	616,000

	Utilities 0.7%
¤	Dynegy, Inc.
	7.375%, due 11/1/22	2,000,000	2,112,800
	7.625%, due 11/1/24	1,500,000	1,620,600
	8.125%, due 1/30/26 (a)	3,750,000	4,135,500
	NRG Energy, Inc. 7.25%, due 5/15/26	2,700,000	2,940,570
			10,809,470
	Total Corporate Bonds (Cost $56,378,368)		57,862,837

	Floating Rate Loans 84.3% (c)
	Aerospace & Defense 1.0%
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.32% (1-month LIBOR + 3.75%), due 7/7/22	7,170,661	7,233,404
	Engility Corp. Term Loan B2 4.824% (1-month LIBOR + 3.25%), due 8/12/23	791,176	800,077
	TransDigm, Inc.
	2017 Extended Term Loan F 4.323% (1-month LIBOR + 2.75%), due 6/9/23	4,648,006	4,684,805
	2017 Extended Term Loan F 4.443% (3-month LIBOR + 2.75%), due 6/9/23	2,424,809	2,444,006
			15,162,292
	Automobile 2.7%
	American Axle and Manufacturing, Inc. Term Loan B 3.82% (1-month LIBOR + 2.25%), due 4/6/24	4,920,025	4,933,860
	AP Exhaust Acquisition LLC 1st Lien Term Loan 6.41% (3-month LIBOR + 5.00%), due 5/10/24 (d)	3,482,500	3,465,088
	Autodata, Inc. 1st Lien Term Loan 4.824% (3-month LIBOR + 3.25%), due 12/13/24	1,050,000	1,059,188
	Belron Finance U.S. LLC Term Loan B 3.892% (3-month LIBOR + 2.50%), due 11/7/24 (d)	2,500,000	2,528,125
	CH Hold Corp. 1st Lien Term Loan 4.574% (1-month LIBOR + 3.00%), due 2/1/24	4,464,036	4,500,307
	Chassix, Inc. (d)
	2017 1st Lien Term Loan 6.938% (3-month LIBOR + 5.50%), due 11/15/23	1,742,222	1,716,089
	2017 1st Lien Term Loan 7.188% (6-month LIBOR + 5.50%), due 11/15/23	1,757,778	1,731,411
	Federal-Mogul Holdings Corp.
	New Term Loan C 5.31% (1-month LIBOR + 3.75%), due 4/15/21	4,329,468	4,361,038
	New Term Loan C 5.32% (1-month LIBOR + 3.75%), due 4/15/21	1,432,923	1,443,372
	KAR Auction Services, Inc. Term Loan B5 4.25% (3-month LIBOR + 2.50%), due 3/9/23	2,314,674	2,334,928
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.313% (1-month LIBOR + 2.75%), due 3/7/24	5,007,134	5,027,473
	Truck Hero, Inc. 1st Lien Term Loan 5.642% (3-month LIBOR + 4.00%), due 4/21/24	4,361,417	4,405,031
	U.S. Farathane LLC 2017 Term Loan B4 5.193% (3-month LIBOR + 3.50%), due 12/23/21 (d)	2,587,250	2,603,420
			40,109,330
	Banking 1.4%
	Broadstreet Partners, Inc. 2017 Term Loan B 5.324% (1-month LIBOR + 3.75%), due 11/8/23 (d)	2,493,703	2,524,874
	Capital Automotive L.P. 2017 2nd Lien Term Loan 7.58% (1-month LIBOR + 6.00%), due 3/24/25	4,466,706	4,556,040
	Focus Financial Partners LLC 2018 1st Lien Term Loan 4.443% (3-month LIBOR + 2.75%), due 7/3/24	3,491,250	3,518,524
	Greenhill & Co., Inc. (d)
	1st Lien Term Loan 5.252% (2-month LIBOR + 3.75%), due 10/12/22	1,350,000	1,353,375
	1st Lien Term Loan 5.304% (1-month LIBOR + 3.75%), due 10/12/22	1,750,000	1,754,375
	1st Lien Term Loan 5.313% (3-month LIBOR + 3.75%), due 10/12/22	400,000	401,000
	Jane Street Group LLC 2017 Term Loan B 6.074% (1-month LIBOR + 4.50%), due 8/25/22 (d)	1,925,625	1,944,881
	Russell Investment Group Term Loan B 5.943% (3-month LIBOR + 4.25%), due 6/1/23	1,982,393	2,001,598
	VFH Parent LLC 2017 Refinanced Term Loan B 5.135% (3-month LIBOR + 3.25%), due 12/30/21	1,085,217	1,094,035
	Virtus Investment Partners, Inc. Term Loan 5.068% (1-month LIBOR + 3.50%), due 6/1/24 (d)	1,194,000	1,205,940
			20,354,642
	Beverage, Food & Tobacco 2.8%
	Acosta Holdco, Inc. 2015 Term Loan 4.824% (1-month LIBOR + 3.25%), due 9/26/21	2,295,310	1,990,465
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.901% (2-month LIBOR + 3.25%), due 7/23/21	7,152	7,056
	2014 1st Lien Term Loan 5.017% (3-month LIBOR + 3.25%), due 7/23/21	2,760,715	2,723,616
	Incremental Term Loan B 5.022% (3-month LIBOR + 3.25%), due 7/25/21	1,492,500	1,472,444
	2014 2nd Lien Term Loan 8.267% (3-month LIBOR + 6.50%), due 7/25/22	1,458,333	1,360,260
	Albertsons LLC
	2017 Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 8/25/21	4,859,845	4,828,795
	2017 Term Loan B6 4.462% (3-month LIBOR + 3.00%), due 6/22/23	1,584,814	1,572,611
	American Seafoods Group LLC (d)
	2017 1st Lien Term Loan 4.70% (3-month LIBOR + 3.25%), due 8/21/23	1,650,000	1,654,125
	2017 1st Lien Term Loan 4.82% (1-month LIBOR + 3.25%), due 8/21/23	231,000	231,578
	2017 1st Lien Term Loan 6.75% (3-month LIBOR + 2.25%), due 8/21/23	41,250	41,353
	Arctic Glacier U.S.A., Inc. 2017 Term Loan B 5.824% (1-month LIBOR + 4.25%), due 3/20/24	2,431,625	2,454,927
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.693% (3-month LIBOR + 4.00%), due 8/16/23	3,139,903	3,167,377
	B&G Foods, Inc. 2017 USD Term Loan B 3.574% (1-month LIBOR + 2.00%), due 11/2/22	1,386,905	1,399,907
	Chobani LLC 2017 Term Loan B 5.074% (1-month LIBOR + 3.50%), due 10/10/23	1,985,000	2,001,541
	Crossmark Holdings, Inc. (e)
	1st Lien Term Loan 5.193% (3-month LIBOR + 3.50%), due 12/20/19	1,619,153	801,481
	2nd Lien Term Loan 9.193% (3-month LIBOR + 7.50%), due 12/21/20 (d)	200,000	15,000
	JBS USA LLC 2017 Term Loan B 4.10% (3-month LIBOR + 2.50%), due 10/30/22	5,955,000	5,915,923
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.83% (1-month LIBOR + 2.25%), due 5/24/24	2,487,500	2,499,550
	Supervalu Inc.
	2017 Delayed Draw Term Loan 5.074% (1-month LIBOR + 3.50%), due 6/8/24	930,469	919,071
	2017 Term Loan B 5.074% (1-month LIBOR + 3.50%), due 6/8/24	1,550,781	1,531,784
	U.S. Foods, Inc. 2016 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 6/27/23	4,917,423	4,963,185
			41,552,049
	Broadcasting & Entertainment 3.7%
	CBS Radio, Inc. 2017 Term Loan B 4.172% (3-month LIBOR + 2.75%), due 11/17/24	1,566,038	1,573,868
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.83% (1-month LIBOR + 3.25%), due 12/23/20 (d)(f)	3,906,818	3,359,863
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 9.358% (6-month LIBOR + 7.50%), due 1/6/23	2,060,625	2,083,807
	iHeartCommunications, Inc. Term Loan D 8.443% (3-month LIBOR + 6.75%), due 1/30/19	3,250,000	2,476,094
	Marketo, Inc. 2018 1st Lien Term Loan TBD, due 1/30/25 (d)	1,000,000	1,003,750
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.068% (1-month LIBOR + 2.50%), due 1/17/24	306,801	308,335
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.068% (1-month LIBOR + 2.50%), due 1/17/24	2,436,391	2,448,573
	Sinclair Television Group, Inc. 2017 Term Loan B TBD, due 12/12/24 (e)	9,166,667	9,243,053
	Tribune Media Co.
	Term Loan 4.574% (1-month LIBOR + 3.00%), due 12/27/20 (d)	430,305	430,305
	Term Loan C 4.574% (1-month LIBOR + 3.00%), due 1/27/24	6,877,714	6,886,311
	Unitymedia Finance LLC Term Loan B 3.81% (1-month LIBOR + 2.25%), due 9/30/25	3,500,000	3,509,377
¤	Univision Communications, Inc. Term Loan C5 4.324% (1-month LIBOR + 2.75%), due 3/15/24	11,049,698	11,054,880
	Virgin Media Bristol LLC 2017 USD Term Loan 4.06% (1-month LIBOR + 2.50%), due 1/15/26	8,095,238	8,137,163
	WideOpenWest Finance LLC 2017 Term Loan B 4.811% (1-month LIBOR + 3.25%), due 8/18/23	2,970,053	2,968,814
			55,484,193
	Buildings & Real Estate 2.9%
	Big Ass Fans LLC Term Loan 5.943% (3-month LIBOR + 4.25%), due 5/21/24 (d)	2,000,000	2,020,000
	Core & Main L.P. 2017 Term Loan B 4.455% (6-month LIBOR + 3.00%), due 8/1/24	2,618,438	2,633,166
	DTZ U.S. Borrower LLC
	2015 1st Lien Term Loan 4.729% (3-month LIBOR + 3.25%), due 11/4/21	3,569,459	3,567,546
	2015 1st Lien Term Loan 4.943% (3-month LIBOR + 3.25%), due 11/4/21	206,608	206,497
	2015 1st Lien Term Loan 5.022% (3-month LIBOR + 3.25%), due 11/4/21	1,604,012	1,603,152
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 3.693% (3-month LIBOR + 2.00%), due 12/14/24	1,718,750	1,728,418
	NCI Building Systems, Inc. 2018 Term Loan TBD, due 1/26/25 (e)	600,000	601,313
	Priso Acquisition Corp. 2017 Term Loan B 4.567% (1-month LIBOR + 3.00%), due 5/8/22 (e)	3,747,245	3,765,981
	Realogy Corp. 2017 Term Loan B 3.817% (1-month LIBOR + 2.25%), due 7/20/22	5,996,415	6,041,388
	SMG (Stadium Management Group) 2017 1st Lien Term Loan 4.89% (2-month LIBOR + 3.25%), due 1/23/25	1,500,000	1,516,250
	SRS Distribution, Inc.
	2015 Term Loan B 4.823% (1-month LIBOR + 3.25%), due 8/25/22	2,023,165	2,038,339
	2015 Term Loan B 4.943% (3-month LIBOR + 3.25%), due 8/25/22	1,433,912	1,444,666
	VC GB Holdings, Inc. 2017 1st Lien Term Loan 4.817% (1-month LIBOR + 3.25%), due 2/28/24 (d)	3,027,730	3,054,222
¤	Wilsonart LLC 2017 Term Loan B 4.95% (3-month LIBOR + 3.25%), due 12/19/23	12,105,763	12,201,605
			42,422,543
	Cargo Transport 0.1%
	PODS LLC Term Loan B3 4.555% (1-month LIBOR + 3.00%), due 12/6/24	698,250	704,941

	Chemicals, Plastics & Rubber 3.4%
	Allnex USA, Inc. Term Loan B3 4.712% (3-month LIBOR + 3.25%), due 9/13/23	1,974,890	1,982,296
	Colouroz Investment 2 LLC 2nd Lien Term Loan B2 8.991% (3-month LIBOR + 7.25%), due 9/6/22 (d)	757,463	628,694
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 5.074% (1-month LIBOR + 3.50%), due 8/1/21	2,410,406	2,427,881
	New 2nd Lien Term Loan 9.324% (1-month LIBOR + 7.75%), due 8/1/22	1,300,000	1,298,917
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.695% (3-month LIBOR + 3.00%), due 12/29/23	4,466,250	4,494,164
	Flint Group U.S. LLC
	1st Lien Term Loan B2 4.65% (2-month LIBOR + 3.00%), due 9/7/21	8,317	7,853
	1st Lien Term Loan B2 4.741% (3-month LIBOR + 3.00%), due 9/7/21	3,210,327	3,031,085
	Ineos U.S. Finance LLC 2017 USD Term Loan B 3.574% (1-month LIBOR + 2.00%), due 3/31/24	5,000,000	5,022,655
	KMG Chemicals, Inc. Term Loan B 4.324% (1-month LIBOR + 2.75%), due 6/15/24	938,182	945,218
	Kraton Polymers LLC 2017 Term Loan 4.574% (1-month LIBOR + 3.00%), due 1/6/22	474,374	479,184
	MacDermid, Inc. Term Loan B6 4.574% (1-month LIBOR + 3.00%), due 6/7/23	5,153,177	5,187,533
	Nexeo Solutions LLC 2017 Repriced Term Loan 4.85% (3-month LIBOR + 3.25%), due 6/9/23	4,854,889	4,903,438
	PQ Corp. 2017 Term Loan 5.022% (3-month LIBOR + 3.25%), due 11/4/22	3,100,563	3,117,358
	Solenis International L.P.
	1st Lien Term Loan 4.729% (3-month LIBOR + 3.25%), due 7/31/21	2,433,137	2,432,123
	2nd Lien Term Loan 8.229% (3-month LIBOR + 6.75%), due 7/31/22	1,250,000	1,206,250
	Tronox Blocked Borrower LLC Term Loan B 4.693% (3-month LIBOR + 3.00%), due 9/22/24	1,813,953	1,831,186
	Tronox Finance LLC Term Loan B 4.693% (3-month LIBOR + 3.00%), due 9/22/24	4,186,047	4,225,814
	Venator Materials Corp. Term Loan B 4.574% (1-month LIBOR + 3.00%), due 8/8/24 (d)	2,992,500	3,003,722
	Zep, Inc.
	2017 1st Lien Term Loan 5.772% (3-month LIBOR + 4.00%), due 8/12/24	690,750	695,067
	2017 2nd Lien Term Loan 10.022% (3-month LIBOR + 8.25%), due 8/11/25 (d)	3,500,000	3,500,000
			50,420,438
	Containers, Packaging & Glass 3.5%
	Anchor Glass Container Corp.
	2017 1st Lien Term Loan 4.304% (1-month LIBOR + 2.75%), due 12/7/23	1,713,776	1,721,631
	2017 1st Lien Term Loan 4.323% (1-month LIBOR + 2.75%), due 12/7/23	1,043,331	1,048,112
	2016 2nd Lien Term Loan 9.304% (1-month LIBOR + 7.75%), due 12/7/24	500,000	502,500
	Berlin Packaging LLC
	2017 Term Loan B 4.82% (1-month LIBOR + 3.25%), due 10/1/21	1,540,706	1,554,668
	2017 Term Loan B 4.95% (3-month LIBOR + 3.25%), due 10/1/21	915,097	923,389
	Berry Plastics Group, Inc. Term Loan N 3.804% (1-month LIBOR + 2.25%), due 1/19/24	2,977,500	2,994,868
	BWAY Holding Co.
	2017 Term Loan B 4.874% (2-month LIBOR + 3.25%), due 4/3/24	15,000	15,103
	2017 Term Loan B 4.958% (3-month LIBOR + 3.25%), due 4/3/24	5,955,000	5,995,941
	Caraustar Industries, Inc. 2017 Term Loan B 7.193% (3-month LIBOR + 5.50%), due 3/14/22	2,378,859	2,382,575
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 4.824% (1-month LIBOR + 3.25%), due 5/16/24	4,477,500	4,492,424
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 5.074% (1-month LIBOR + 3.50%), due 5/22/24	3,990,000	4,006,626
	Fort Dearborn Co.
	2016 1st Lien Term Loan 5.622% (2-month LIBOR + 4.00%), due 10/19/23	36,647	36,716
	2016 1st Lien Term Loan 5.697% (3-month LIBOR + 4.00%), due 10/19/23	3,430,834	3,437,267
	2016 2nd Lien Term Loan 10.197% (3-month LIBOR + 8.50%), due 10/19/24 (d)	1,500,000	1,462,500
	Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 5.943% (3-month LIBOR + 4.25%), due 6/30/22	4,987,500	5,003,086
	Plastipak Holdings, Inc. Term Loan B 4.45% (3-month LIBOR + 2.75%), due 10/14/24	1,496,250	1,511,212
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.808% (1-month LIBOR + 7.25%), due 10/3/22 (d)	611,111	615,694
	Ranpak Corp. 2015 Term Loan 4.824% (1-month LIBOR + 3.25%), due 10/1/21	989,822	994,152
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.324% (1-month LIBOR + 2.75%), due 2/5/23	6,601,073	6,646,000
	Signode Industrial Group U.S., Inc. (d)
	Term Loan B 4.323% (1-month LIBOR + 2.75%), due 5/4/21	2,915,352	2,926,285
	Term Loan B 4.443% (3-month LIBOR + 2.75%), due 5/4/21	2,699,400	2,709,523
	Tekni-Plex, Inc. 2017 Term Loan B1 4.824% (1-month LIBOR + 3.25%), due 10/17/24	1,493,333	1,502,044
			52,482,316
	Diversified/Conglomerate Manufacturing 3.4%
	Allied Universal Holdco LLC 2015 Term Loan 5.443% (3-month LIBOR + 3.75%), due 7/28/22	4,269,276	4,227,916
	Clark Equipment Co. 2017 Term Loan B 4.193% (3-month LIBOR + 2.50%), due 5/18/24	2,290,774	2,310,246
	EXC Holdings III Corp. 2017 1st Lien Term Loan 5.161% (6-month LIBOR + 3.50%), due 12/2/24 (d)	1,575,000	1,590,750
	Filtration Group Corp. 1st Lien Term Loan 4.574% (1-month LIBOR + 3.00%), due 11/21/20	3,099,045	3,130,036
	First Data Corp. 2024 USD Term Loan 3.81% (1-month LIBOR + 2.25%), due 4/26/24	8,269,054	8,325,903
	Gardner Denver, Inc. 2017 USD Term Loan B 4.443% (3-month LIBOR + 2.75%), due 7/30/24	2,782,759	2,795,513
	Hyster-Yale Group, Inc. Term Loan B 5.574% (1-month LIBOR + 4.00%), due 5/30/23 (d)	975,000	984,750
	Mueller Water Products, Inc.
	2017 Term Loan B 4.073% (1-month LIBOR + 2.50%), due 11/25/21	1,977,090	1,990,682
	2017 Term Loan B 4.193% (3-month LIBOR + 2.50%), due 11/25/21	885,000	891,084
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 11/15/23	6,876,832	6,911,217
¤	Red Ventures LLC
	1st Lien Term Loan 5.574% (1-month LIBOR + 4.00%), due 11/8/24	11,970,000	12,097,181
	2nd Lien Term Loan 9.574% (1-month LIBOR + 8.00%), due 11/8/25	3,262,500	3,267,596
	TRC Cos., Inc. Term Loan 5.074% (1-month LIBOR + 3.50%), due 6/21/24 (d)	2,094,750	2,115,697
			50,638,571
	Diversified/Conglomerate Service 4.6%
	Applied Systems, Inc.
	2017 1st Lien Term Loan 4.943% (3-month LIBOR + 3.25%), due 9/19/24	4,987,500	5,035,819
	2017 2nd Lien Term Loan 8.693% (3-month LIBOR + 7.00%), due 9/19/25	970,000	1,003,344
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.556% (1-month LIBOR + 3.00%), due 12/18/20	2,388,135	2,402,397
	1st Lien Term Loan 4.573% (1-month LIBOR + 3.00%), due 12/18/20	2,928,257	2,945,745
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.324% (1-month LIBOR + 2.75%), due 3/1/24	5,316,964	5,345,208
	Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 4.58% (1-month LIBOR + 3.00%), due 4/27/24	3,980,000	3,996,915
	Flexera Software LLC 2018 1st Lien Term Loan TBD, due 1/23/25 (e)	1,050,000	1,058,750
	Greeneden U.S. Holdings II LLC 2017 Term Loan B2 5.443% (3-month LIBOR + 3.75%), due 12/1/23	1,485,037	1,494,938
	Information Resources, Inc. 1st Lien Term Loan 5.811% (1-month LIBOR + 4.25%), due 1/18/24	3,970,000	3,994,813
	J.D. Power and Associates
	1st Lien Term Loan 5.943% (3-month LIBOR + 4.25%), due 9/7/23 (d)	4,072,049	4,102,589
	2nd Lien Term Loan 10.193% (3-month LIBOR + 8.50%), due 9/7/24	958,333	967,917
	Kronos, Inc. 2017 Term Loan B 4.903% (3-month LIBOR + 3.50%), due 11/1/23	5,791,610	5,838,944
	Mitchell International, Inc. 2017 1st Lien Term Loan 4.943% (3-month LIBOR + 3.25%), due 11/29/24	3,238,806	3,250,951
	MKS Instruments, Inc. 2017 Term Loan B3 3.574% (1-month LIBOR + 2.00%), due 5/1/23	1,943,099	1,952,209
	Monitronics International, Inc. Term Loan B2 7.193% (3-month LIBOR + 5.50%), due 9/30/22	4,740,000	4,742,962
	MX Holdings U.S., Inc. Term Loan B1B 4.074% (1-month LIBOR + 2.50%), due 8/14/23 (d)	4,300,760	4,322,264
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 5/2/22	6,582,070	6,636,003
	Sophia L.P. 2017 Term Loan B 4.943% (3-month LIBOR + 3.25%), due 9/30/22	3,850,554	3,872,695
	TruGreen, Ltd. Partnership 2017 Term Loan 5.536% (3-month LIBOR + 4.00%), due 4/13/23 (d)	3,555,090	3,568,422
	WEX, Inc. 2017 Term Loan B2 3.824% (1-month LIBOR + 2.25%), due 6/30/23	1,970,000	1,990,931
			68,523,816
	Ecological 0.5%
	Advanced Disposal Services, Inc. Term Loan B3 3.715% (1-week LIBOR + 2.25%), due 11/10/23	5,943,930	5,981,080
	Casella Waste Systems, Inc. 2017 Term Loan B 4.056% (1-month LIBOR + 2.50%), due 10/17/23 (d)	1,237,500	1,246,781
			7,227,861
	Electronics 12.7%
	Almonde, Inc.
	1st Lien Term Loan 4.979% (3-month LIBOR + 3.50%), due 6/13/24	5,985,000	6,017,732
	2nd Lien Term Loan 8.729% (3-month LIBOR + 7.25%), due 6/13/25	2,450,000	2,453,675
	ASG Technologies Group, Inc. Term Loan 6.324% (1-month LIBOR + 4.75%), due 7/31/24 (d)	2,959,250	2,959,250
	Barracuda Networks, Inc. (e)
	1st Lien Term Loan TBD, due 1/3/25	1,500,000	1,512,375
	2nd Lien Term Loan TBD, due 1/2/26	50,000	50,604
	BMC Software Finance, Inc. 2017 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 9/10/22	7,570,048	7,599,487
	Cologix, Inc. 2017 1st Lien Term Loan 4.456% (3-month LIBOR + 3.00%), due 3/20/24	4,466,250	4,467,643
	Colorado Buyer, Inc.
	Term Loan B 4.38% (3-month LIBOR + 3.00%), due 5/1/24	1,492,500	1,502,201
	2nd Lien Term Loan 8.63% (3-month LIBOR + 7.25%), due 5/1/25	1,200,000	1,209,000
	CommScope, Inc. Term Loan B5 3.574% (1-month LIBOR + 2.00%), due 12/29/22	1,116,453	1,123,431
	Compuware Corp. Term Loan B3 5.90% (2-month LIBOR + 3.50%), due 12/15/21	1,931,841	1,942,707
	ConvergeOne Holdings Corp. 2017 Term Loan B 6.45% (3-month LIBOR + 4.75%), due 6/20/24	4,776,000	4,781,970
	Convergint Technologies LLC
	2018 Delayed Draw Term Loan TBD, due 1/24/25	135,484	135,371
	2018 1st Lien Term Loan TBD, due 1/25/25 (e)	1,400,000	1,398,834
	Cortes NP Acquisition Corp. 2017 Term Loan B 5.568% (1-month LIBOR + 4.00%), due 11/30/23	1,527,255	1,540,619
	Diebold, Inc. 2017 Term Loan B 4.313% (1-month LIBOR + 2.75%), due 11/6/23	2,497,792	2,507,158
	EIG Investors Corp. 2017 Term Loan 5.462% (3-month LIBOR + 4.00%), due 2/9/23	6,765,692	6,815,224
¤	Epicor Software Corp. 1st Lien Term Loan 5.33% (1-month LIBOR + 3.75%), due 6/1/22	10,526,091	10,558,259
	Evertec Group LLC
	New Term Loan B 4.054% (1-month LIBOR + 2.50%), due 4/17/20	200,983	196,586
	New Term Loan B 4.059% (1-month LIBOR + 2.50%), due 4/17/20	220,860	216,029
	Exact Merger Sub LLC 1st Lien Term Loan 5.943% (3-month LIBOR + 4.25%), due 9/27/24 (d)	3,990,000	4,029,900
	Eze Castle Software, Inc.
	2017 1st Lien Term Loan 4.573% (1-month LIBOR + 3.00%), due 4/6/20	1,176,227	1,182,843
	2017 1st Lien Term Loan 4.693% (3-month LIBOR + 3.00%), due 4/6/20	1,467,704	1,475,959
	GreenSky Holdings LLC Term Loan 5.625% (1-month LIBOR + 4.00%), due 8/26/24 (d)	3,491,250	3,499,978
	GTCR Valor Cos., Inc. 2017 Term Loan B1 5.943% (3-month LIBOR + 4.25%), due 6/16/23	3,281,775	3,310,491
	Hyland Software, Inc.
	2017 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 7/1/22	6,967,192	7,025,981
	2017 2nd Lien Term Loan 8.574% (1-month LIBOR + 7.00%), due 7/7/25 (d)	916,667	935,000
	Infor (U.S.), Inc. Term Loan B6 4.443% (3-month LIBOR + 2.75%), due 2/1/22	7,747,057	7,784,181
	Informatica Corp. 2018 USD Term Loan 4.943% (3-month LIBOR + 3.25%), due 8/5/22	2,010,298	2,020,350
	LANDesk Group, Inc. 2017 Term Loan B 5.83% (1-month LIBOR + 4.25%), due 1/20/24	2,234,058	2,176,810
	MA FinanceCo. LLC Term Loan B3 4.324% (1-month LIBOR + 2.75%), due 6/21/24	552,764	554,146
¤	McAfee LLC
	2017 USD Term Loan B 6.067% (1-month LIBOR + 4.50%), due 9/30/24	8,728,125	8,808,136
	2017 2nd Lien Term Loan 10.067% (1-month LIBOR + 8.50%), due 9/29/25	3,000,000	3,000,000
	MH Sub I LLC 2017 1st Lien Term Loan 5.339% (3-month LIBOR + 3.75%), due 9/13/24	7,315,000	7,335,899
	NeuStar, Inc.
	Term Loan B1 4.647% (3-month LIBOR + 3.25%), due 1/8/20	1,105,960	1,115,176
	Term Loan B2 5.147% (3-month LIBOR + 3.75%), due 8/8/24	3,325,000	3,361,020
	Optiv Security, Inc. 1st Lien Term Loan 4.625% (3-month LIBOR + 3.25%), due 2/1/24	721,171	682,408
	Peak 10, Inc. 2017 1st Lien Term Loan 5.193% (3-month LIBOR + 3.50%), due 8/1/24	2,793,000	2,801,728
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 5.04% (3-month LIBOR + 3.50%), due 4/26/24	2,985,000	2,912,241
	Project Leopard Holdings, Inc. Term Loan B 7.193% (3-month LIBOR + 5.50%), due 7/7/23	1,995,000	2,008,716
	Quest Software U.S. Holdings, Inc. 2017 Term Loan B 7.272% (3-month LIBOR + 5.50%), due 10/31/22	7,681,863	7,814,698
	Rocket Software, Inc. 2016 1st Lien Term Loan 5.943% (3-month LIBOR + 4.25%), due 10/14/23	3,950,000	3,991,475
	RP Crown Parent LLC 2016 Term Loan B 4.574% (1-month LIBOR + 3.00%), due 10/12/23	3,816,475	3,831,977
	Seattle Spinco, Inc. Term Loan B3 4.324% (1-month LIBOR + 2.75%), due 6/21/24	3,732,950	3,742,283
	Sirius Computer Solutions, Inc. 2016 Term Loan 5.824% (1-month LIBOR + 4.25%), due 10/30/22	1,211,862	1,219,436
	Solera LLC Term Loan B 4.824% (1-month LIBOR + 3.25%), due 3/3/23	5,704,577	5,741,024
	SS&C Technologies, Inc.
	2017 Term Loan B1 3.824% (1-month LIBOR + 2.25%), due 7/8/22	4,407,631	4,428,096
	2017 Term Loan B2 3.824% (1-month LIBOR + 2.25%), due 7/8/22	68,463	68,709
	Tempo Acquisition LLC Term Loan 4.574% (1-month LIBOR + 3.00%), due 5/1/24	5,472,500	5,497,580
	Tibco Software, Inc. Repriced Term Loan B 5.07% (1-month LIBOR + 3.50%), due 12/4/20	5,939,732	5,953,097
	Verint Systems, Inc.
	2018 Term Loan B 3.804% (1-month LIBOR + 2.25%), due 6/28/24	2,977,500	2,989,916
	2018 Term Loan B 5.50% (3-month LIBOR + 1.00%), due 6/28/24	7,500	7,531
	Veritas Bermuda, Ltd. Repriced Term Loan B 6.193% (3-month LIBOR + 4.50%), due 1/27/23	2,665,155	2,680,147
	VF Holding Corp. Reprice Term Loan 4.824% (1-month LIBOR + 3.25%), due 6/30/23	3,957,462	3,988,793
	Western Digital Corp. 2017 Term Loan B3 3.561% (1-month LIBOR + 2.00%), due 4/29/23	4,024,709	4,049,864
	Xerox Business Services LLC Term Loan B 4.574% (1-month LIBOR + 3.00%), due 12/7/23	3,979,900	4,003,114
	Zebra Technologies Corp. 2017 Term Loan B 3.753% (3-month LIBOR + 2.00%), due 10/27/21	3,283,367	3,300,605
			188,317,463
	Finance 1.7%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.817% (1-month LIBOR + 3.25%), due 8/12/22	3,185,057	3,205,687
	Brand Energy & Infrastructure Services, Inc.
	2017 Term Loan 5.885% (3-month LIBOR + 4.25%), due 6/21/24	72,059	72,993
	2017 Term Loan 5.994% (3-month LIBOR + 4.25%), due 6/21/24	5,949,954	6,027,119
	2017 Term Loan 6.01% (3-month LIBOR + 4.25%), due 6/21/24	1,147,840	1,162,726
	Duff & Phelps Corp.
	2017 Term Loan B TBD, due 11/29/24 (e)	6,000,000	6,060,000
	2017 1st Lien Term Loan 4.943% (3-month LIBOR + 3.25%), due 10/14/24	2,651,620	2,651,620
	Istar, Inc. (d)
	2016 Term Loan B 4.557% (1-month LIBOR + 3.00%), due 10/1/21	521,395	526,609
	2016 Term Loan B 4.558% (1-month LIBOR + 3.00%), due 10/1/21	526,661	531,928
	Transplace Holdings, Inc. 1st Lien Term Loan 5.805% (1-month LIBOR + 4.25%), due 10/7/24	2,800,000	2,829,750
	USS Ultimate Holdings, Inc.
	1st Lien Term Loan 5.324% (1-month LIBOR + 3.75%), due 8/25/24	1,896,311	1,918,829
	2nd Lien Term Loan 9.324% (1-month LIBOR + 7.75%), due 8/25/25 (d)	600,000	607,500
			25,594,761
	Healthcare, Education & Childcare 8.0%
	Acadia Healthcare Co., Inc. Tranche B-2 Term Loan 4.305% (1-month LIBOR + 2.75%), due 2/16/23	2,350,493	2,368,542
	Akorn, Inc. Term Loan B 5.875% (1-month LIBOR + 4.25%), due 4/16/21 (d)	4,582,506	4,588,234
	Albany Molecular Research, Inc. 2017 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 8/30/24	1,496,250	1,502,485
	Alliance Healthcare Services, Inc. (d)
	2017 Term Loan B 6.073% (1-month LIBOR + 4.50%), due 10/24/23	689,630	689,630
	2017 Term Loan B 6.154% (2-month LIBOR + 4.50%), due 10/24/23	700,000	700,000
	2017 Term Loan B 6.272% (3-month LIBOR + 4.50%), due 10/24/23	710,370	710,370
	Alvogen Pharma U.S., Inc. Term Loan 6.57% (1-month LIBOR + 5.00%), due 4/2/22	4,311,249	4,303,166
	Avantor, Inc. 2017 1st Lien Term Loan 5.561% (3-month LIBOR + 4.00%), due 11/21/24	5,350,000	5,418,544
	Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.943% (3-month LIBOR + 3.25%), due 9/1/24	997,500	997,916
	Community Health Systems, Inc.
	Term Loan G 4.229% (3-month LIBOR + 2.75%), due 12/31/19	2,122,420	2,094,829
	Term Loan H 4.479% (3-month LIBOR + 3.00%), due 1/27/21	3,339,123	3,272,341
	Concentra, Inc. (d)
	1st Lien Term Loan 4.49% (3-month LIBOR + 3.00%), due 6/1/22	4,622,237	4,678,573
	1st Lien Term Loan 6.50% (PRIME + 2.00%), due 6/1/22	1,306	1,322
	1st Lien Term Loan TBD, due 6/1/22	1,750,000	1,771,329
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 5.413% (3-month LIBOR + 4.00%), due 2/7/22	2,681,494	2,691,550
	DaVita HealthCare Partners, Inc. Term Loan B 4.324% (1-month LIBOR + 2.75%), due 6/24/21	3,931,322	3,977,515
	DuPage Medical Group, Ltd. 1st Lien Term Loan 4.416% (3-month LIBOR + 3.00%), due 8/15/24 (d)	2,809,625	2,830,697
	Envision Healthcare Corp. 2016 Term Loan B 4.58% (1-month LIBOR + 3.00%), due 12/1/23	7,876,605	7,901,219
	Equian LLC (d)
	Term Loan B 5.305% (1-month LIBOR + 3.75%), due 5/20/24	910,659	918,627
	Term Loan B 5.311% (1-month LIBOR + 3.75%), due 5/20/24	2,949,941	2,975,753
	ExamWorks Group, Inc. 2017 Term Loan 4.817% (1-month LIBOR + 3.25%), due 7/27/23 (d)	3,463,787	3,494,095
	Explorer Holdings, Inc. 2016 Term Loan B 5.522% (3-month LIBOR + 3.75%), due 5/2/23	2,437,626	2,458,955
	Jaguar Holding Co. II
	2017 Term Loan 4.323% (1-month LIBOR + 2.75%), due 8/18/22	2,743,307	2,760,140
	2017 Term Loan 4.443% (3-month LIBOR + 2.75%), due 8/18/22	3,038,260	3,056,903
	Kindred Healthcare, Inc. New Term Loan 5.25% (3-month LIBOR + 3.50%), due 4/9/21	4,224,093	4,239,933
	Kinetic Concepts, Inc. 2017 Term Loan B 4.943% (3-month LIBOR + 3.25%), due 2/2/24	7,960,000	7,969,950
	MedRisk, Inc. 2017 1st Lien Term Loan TBD, due 12/28/24 (d)(e)	1,000,000	1,003,750
	Onex Carestream Finance L.P.
	1st Lien Term Loan 5.693% (3-month LIBOR + 4.00%), due 6/7/19	3,626,236	3,638,021
	2nd Lien Term Loan 10.193% (3-month LIBOR + 8.50%), due 12/7/19 (e)	1,965,694	1,942,760
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.443% (3-month LIBOR + 3.75%), due 6/30/21	7,148,384	7,196,043
	Parexel International Corp. Term Loan B 4.324% (1-month LIBOR + 2.75%), due 9/27/24	3,241,875	3,264,163
	PharMerica Corp. 1st Lien Term Loan 5.055% (1-month LIBOR + 3.50%), due 12/6/24	1,400,000	1,411,666
	RPI Finance Trust Term Loan B6 3.693% (3-month LIBOR + 2.00%), due 3/27/23	3,815,200	3,840,106
	Select Medical Corp.
	2017 Term Loan B 5.13% (2-month LIBOR + 3.50%), due 3/1/21	13,043	13,158
	2017 Term Loan B 5.21% (3-month LIBOR + 3.50%), due 3/1/21	4,947,826	4,991,120
	2017 Term Loan B 7.00% (3-month LIBOR + 2.50%), due 3/1/21	1,630	1,645
¤	Team Health Holdings, Inc. 1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 2/6/24	9,925,000	9,621,047
	U.S. Anesthesia Partners, Inc. (d) 2017 Term Loan 4.574% (1-month LIBOR + 3.00%), due 6/23/24	1,990,000	1,990,000
	2017 Term Loan TBD, due 6/23/24	750,000	750,000
			118,036,097
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Comfort Holding LLC 1st Lien Term Loan 6.304% (1-month LIBOR + 4.75%), due 2/5/24 (d)	2,779,000	2,744,263
	Serta Simmons Bedding LLC
	1st Lien Term Loan 4.897% (3-month LIBOR + 3.50%), due 11/8/23	1,324,228	1,290,885
	1st Lien Term Loan 5.195% (3-month LIBOR + 3.50%), due 11/8/23	4,760,681	4,640,812
			8,675,960
	Hotels, Motels, Inns & Gaming 5.5%
	Affinity Gaming LLC Initial Term Loan 5.193% (3-month LIBOR + 3.50%), due 7/1/23	3,187,166	3,205,757
	AP Gaming I LLC 2017 Term Loan B 7.074% (1-month LIBOR + 5.50%), due 2/15/24	3,085,246	3,116,099
	Caesars Entertainment Operating Co. Exit Term Loan 4.074% (1-month LIBOR + 2.50%), due 10/6/24	3,333,333	3,352,083
	Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.324% (1-month LIBOR + 2.75%), due 12/22/24	9,333,333	9,440,275
	Churchill Downs, Inc. 2017 Term Loan B 3.57% (1-month LIBOR + 2.00%), due 12/27/24	3,500,000	3,520,783
	CityCenter Holdings LLC 2017 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 4/18/24	6,739,000	6,785,331
	Everi Payments, Inc. Term Loan B 4.979% (3-month LIBOR + 3.50%), due 5/9/24	4,477,500	4,512,948
	Hilton Worldwide Finance LLC Term Loan B2 3.561% (1-month LIBOR + 2.00%), due 10/25/23	5,945,707	5,988,813
	La Quinta Intermediate Holdings LLC Term Loan B 4.47% (3-month LIBOR + 2.75%), due 4/14/21	6,030,232	6,056,615
	Las Vegas Sands LLC 2017 Term Loan B 3.574% (1-month LIBOR + 2.00%), due 3/29/24	4,210,442	4,241,435
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.824% (1-month LIBOR + 2.25%), due 4/25/23	4,303,353	4,333,322
	Penn National Gaming, Inc. 2017 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 1/19/24	1,882,638	1,889,698
¤	Scientific Games International, Inc. 2017 Term Loan B4 4.824% (1-month LIBOR + 3.25%), due 8/14/24	12,998,514	13,065,833
	Station Casinos LLC 2016 Term Loan B 4.07% (1-month LIBOR + 2.50%), due 6/8/23	6,557,191	6,583,420
	UFC Holdings LLC 1st Lien Term Loan 4.82% (1-month LIBOR + 3.25%), due 8/18/23	6,009,980	6,041,105
			82,133,517
	Insurance 3.0%
	AmWINS Group, Inc.
	2017 Term Loan B 4.304% (1-month LIBOR + 2.75%), due 1/25/24	1,428,571	1,436,111
	2017 Term Loan B 4.323% (1-month LIBOR + 2.75%), due 1/25/24	3,521,429	3,540,015
	2017 2nd Lien Term Loan 8.324% (1-month LIBOR + 6.75%), due 1/25/25	728,571	735,629
	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.074% (1-month LIBOR + 3.50%), due 10/22/24	2,493,750	2,515,052
	Asurion LLC
	2017 Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 8/4/22	3,792,289	3,821,679
	2017 Term Loan B5 4.574% (1-month LIBOR + 3.00%), due 11/3/23	3,636,809	3,662,136
	2017 2nd Lien Term Loan 7.574% (1-month LIBOR + 6.00%), due 8/4/25	1,000,000	1,032,083
	Hub International, Ltd. Term Loan B 4.413% (3-month LIBOR + 3.00%), due 10/2/20	5,240,243	5,274,304
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 6/7/23	3,961,816	3,986,577
	NFP Corp. Term Loan B 4.574% (1-month LIBOR + 3.00%), due 1/8/24	2,475,000	2,494,800
¤	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 4.324% (1-month LIBOR + 2.75%), due 3/1/21	4,273,673	4,286,139
	2nd Lien Term Loan 7.324% (1-month LIBOR + 5.75%), due 2/28/22 (d)	6,800,000	6,885,000
	USI, Inc. 2017 Repriced Term Loan 4.693% (3-month LIBOR + 3.00%), due 5/16/24	4,488,750	4,508,388
			44,177,913
	Leisure, Amusement, Motion Pictures & Entertainment 3.0%
	Boyd Gaming Corp. Term Loan B3 3.968% (1-week LIBOR + 2.50%), due 9/15/23	5,075,289	5,107,009
	Creative Artists Agency LLC 2017 1st Lien Term Loan B 5.06% (1-month LIBOR + 3.50%), due 2/15/24	3,882,353	3,896,912
	Fitness International LLC
	Term Loan A 4.943% (3-month LIBOR + 3.25%), due 4/1/20	1,418,618	1,419,505
	Term Loan B 5.193% (3-month LIBOR + 3.50%), due 7/1/20	2,854,616	2,888,871
	Intrawest Resorts Holdings, Inc. Term Loan B1 4.824% (1-month LIBOR + 3.25%), due 7/31/24	3,500,000	3,520,416
	LTF Merger Sub, Inc. 2017 Term Loan B 4.229% (3-month LIBOR + 2.75%), due 6/10/22	4,180,892	4,204,410
	Recess Holdings, Inc.
	2017 1st Lien Term Loan 5.254% (3-month LIBOR + 3.75%), due 9/29/24	878,750	882,595
	2017 2nd Lien Term Loan 9.254% (6-month LIBOR + 7.75%), due 9/29/25 (d)	1,200,000	1,182,000
	Six Flags Theme Parks, Inc.
	2015 Term Loan B 3.57% (1-month LIBOR + 2.00%), due 6/30/22	2,930,904	2,951,971
	2015 Term Loan B 5.50% (3-month LIBOR + 1.00%), due 6/30/22	1,346	1,355
	TKC Holdings, Inc.
	2017 1st Lien Term Loan 5.91% (2-month LIBOR + 4.25%), due 2/1/23	9,688	9,796
	2017 1st Lien Term Loan 6.03% (3-month LIBOR + 4.25%), due 2/1/23	3,836,250	3,879,408
	2017 2nd Lien Term Loan 9.78% (3-month LIBOR + 8.00%), due 2/1/24	1,100,000	1,107,334
	Travel Leaders Group LLC New 2017 1st Lien Term Loan 5.919% (3-month LIBOR + 4.50%), due 1/25/24	2,978,781	3,013,535
	TriMark USA LLC
	Delayed Draw Term Loan TBD, due 8/28/24 (e)	119,658	120,655
	2017 1st Lien Term Loan 5.07% (1-month LIBOR + 3.50%), due 8/28/24	2,673,641	2,695,920
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 4.83% (1-month LIBOR + 3.25%), due 5/6/21	4,889,628	4,918,149
	2nd Lien Term Loan 8.824% (1-month LIBOR + 7.25%), due 5/6/22	1,866,667	1,874,833
			43,674,674
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.8%
	Anvil International LLC Term Loan B 6.13% (2-month LIBOR + 4.50%), due 8/1/24 (d)	3,179,531	3,195,429
	Apex Tool Group LLC Term Loan B 4.824% (1-month LIBOR + 3.25%), due 1/31/20	3,521,290	3,525,692
	Columbus McKinnon Corp. Term Loan B 4.693% (3-month LIBOR + 3.00%), due 1/31/24 (d)	3,852,337	3,895,676
	CPM Holdings, Inc. Term Loan B 5.817% (1-month LIBOR + 4.25%), due 4/11/22	1,954,699	1,979,743
	Power Products LLC (d)
	2017 Term Loan B 5.583% (3-month LIBOR + 4.00%), due 12/20/22	12,695	12,885
	2017 Term Loan B 5.745% (3-month LIBOR + 4.00%), due 12/20/22	5,027,227	5,102,636
	Rexnord LLC 2017 Term Loan B 3.81% (1-month LIBOR + 2.25%), due 8/21/24	4,359,640	4,388,444
	Welbilt, Inc. 2016 Term Loan B 4.324% (1-month LIBOR + 2.75%), due 3/3/23	1,671,795	1,686,423
	Zodiac Pool Solutions LLC 2017 1st Lien Term Loan 5.693% (3-month LIBOR + 4.00%), due 12/20/23	3,168,060	3,173,341
			26,960,269
	Mining, Steel, Iron & Non-Precious Metals 0.9%
	Fairmount Santrol, Inc. 2017 Term Loan B 7.693% (3-month LIBOR + 6.00%), due 11/1/22	6,000,000	6,064,998
	Gates Global LLC 2017 USD Repriced Term Loan B 4.69% (3-month LIBOR + 2.75%), due 4/1/24	2,736,990	2,758,007
	McJunkin Red Man Corp. 2017 1st Lien Term Loan B 5.067% (1-month LIBOR + 3.50%), due 9/20/24	3,300,000	3,320,625
	Minerals Technologies, Inc.
	2017 Term Loan B 3.81% (1-month LIBOR + 2.25%), due 2/14/24	1,032,185	1,040,571
	2017 Term Loan B 3.93% (3-month LIBOR + 2.25%), due 2/14/24	431,877	435,386
			13,619,587
	Oil & Gas 1.4%
	Ascent Resources-Marcellus LLC (e)(f)(g)
	1st Lien Term Loan TBD (1-month LIBOR + 4.25%), due 8/4/20	1,889,126	1,240,527
	2nd Lien Term Loan TBD (1-month LIBOR + 7.50%), due 8/4/21	500,000	15,000
	Chesapeake Energy Corp. Term Loan 8.954% (3-month LIBOR + 7.50%), due 8/23/21 (d)	2,166,667	2,312,916
	CITGO Holding, Inc. 2015 Term Loan B 10.195% (3-month LIBOR + 8.50%), due 5/12/18	2,045,931	2,046,442
	Drillship Hydra Owners Inc. Term Loan 8.00%, due 9/20/24	433,218	439,175
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.693% (3-month LIBOR + 7.00%), due 8/31/20	805,556	764,271
	1st Lien Last Out Term Loan 8.818% (3-month LIBOR + 7.125%), due 9/30/20 (d)	1,087,500	696,000
	HGIM Corp. Term Loan B TBD (PRIME + 3.50%), due 6/18/20 (e)(f)(g)	2,051,114	909,327
	Medallion Midland Acquisition LLC 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 10/30/24 (d)	1,400,000	1,408,750
	Philadelphia Energy Solutions LLC (d)(f)(g)
	DIP Term Loan A 7.811% (1-month LIBOR + 6.25%), due 12/31/22	1,250,825	1,257,079
	Term Loan B 8.50% (PRIME + 4.00%), due 4/4/18	2,118,447	1,583,539
	Seadrill Partners Finco LLC Term Loan B 4.693% (3-month LIBOR + 3.00%), due 2/21/21 (e)	4,244,502	3,692,717
	Summit Midstream Partners Holdings LLC Term Loan B 7.574% (1-month LIBOR + 6.00%), due 5/13/22	2,944,000	2,991,840
	Traverse Midstream Partners LLC 2017 Term Loan 5.85% (6-month LIBOR + 4.00%), due 9/27/24	2,000,000	2,026,000
			21,383,583
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 10/31/23	4,272,713	4,302,087
	Hillman Group, Inc. Term Loan B 5.193% (3-month LIBOR + 3.50%), due 6/30/21	1,458,438	1,471,808
	KIK Custom Products, Inc. 2015 Term Loan B 6.175% (3-month LIBOR + 4.50%), due 8/26/22	1,500,000	1,514,375
	Prestige Brands, Inc. Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 1/26/24	3,467,414	3,492,182
	Revlon Consumer Products Corp. 2016 Term Loan B 5.074% (1-month LIBOR + 3.50%), due 9/7/23	3,127,083	2,413,439
	Spectrum Brands, Inc.
	2017 Term Loan B 3.397% (3-month LIBOR + 2.00%), due 6/23/22	540,822	542,850
	2017 Term Loan B 3.623% (2-month LIBOR + 2.00%), due 6/23/22	672,237	674,758
	2017 Term Loan B 3.651% (2-month LIBOR + 2.00%), due 6/23/22	576,927	579,090
	SRAM LLC (d)
	2017 Incremental Term Loan 4.686% (3-month LIBOR + 3.25%), due 3/15/24	2,622,850	2,622,850
	2017 Incremental Term Loan 4.885% (3-month LIBOR + 3.25%), due 3/15/24	4,073,810	4,073,810
	2017 Incremental Term Loan 6.75% (3-month LIBOR + 2.25%), due 3/15/24	60,851	60,851
	Varsity Brands, Inc. 2017 Term Loan B 5.074% (1-month LIBOR + 3.50%), due 12/15/24	4,500,000	4,552,029
			26,300,129
	Personal, Food & Miscellaneous Services 1.7%
	Aramark Services, Inc. 2017 Term Loan B1 3.574% (1-month LIBOR + 2.00%), due 3/11/25	4,000,000	4,030,000
	Arby's Restaurant Group, Inc. 1st Lien Term Loan TBD, due 1/17/25 (e)	3,500,000	3,539,375
	Golden Nugget, Inc.
	2017 Incremental Term Loan 4.857% (2-month LIBOR + 3.25%), due 10/4/23	2,711,951	2,742,883
	2017 Incremental Term Loan 4.90% (3-month LIBOR + 3.25%), due 10/4/23	2,063,850	2,087,391
	Weight Watchers International, Inc.
	2017 Term Loan B 6.32% (1-month LIBOR + 4.75%), due 11/29/24	1,318,182	1,333,561
	2017 Term Loan B 6.45% (3-month LIBOR + 4.75%), due 11/29/24	5,681,818	5,748,108
	Yum! Brands, Inc. Term Loan B 3.556% (1-month LIBOR + 2.00%), due 6/16/23	4,960,037	4,999,718
			24,481,036
	Printing & Publishing 0.8%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.81% (1-month LIBOR + 4.25%), due 6/7/23	3,275,635	3,178,536
	Getty Images, Inc. Term Loan B 5.193% (1-week LIBOR + 3.50%), due 10/18/19	3,503,037	3,314,749
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.574% (1-month LIBOR + 4.00%), due 5/4/22	3,546,000	3,538,241
	Prometric, Inc. 1st Lien Term Loan TBD, due 1/8/25	1,225,000	1,238,781
			11,270,307
	Printing, Publishing, & Broadcasting 0.2%
	Meredith Corp. Term Loan B TBD, due 1/17/25	3,500,000	3,535,000

	Retail Store 4.7%
	Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.074% (1-month LIBOR + 3.50%), due 9/26/24	5,386,500	5,320,515
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.824% (1-month LIBOR + 4.25%), due 9/1/21	3,242,466	3,276,512
	Bass Pro Group LLC Term Loan B 6.567% (1-month LIBOR + 5.00%), due 9/25/24	4,987,500	5,002,463
	Belk, Inc. Term Loan 6.458% (3-month LIBOR + 4.75%), due 12/12/22	2,425,123	2,086,818
	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan 4.953% (2-month LIBOR + 3.50%), due 2/3/24	6,898,667	6,891,609
	2017 2nd Lien Term Loan 8.953% (2-month LIBOR + 7.50%), due 2/3/25	1,500,000	1,504,454
	CNT Holdings III Corp. 2017 Term Loan 4.88% (2-month LIBOR + 3.25%), due 1/22/23	2,960,094	2,889,792
	Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 8/18/23	3,599,714	3,613,858
	Leslie's Poolmart, Inc. 2016 Term Loan 5.374% (2-month LIBOR + 3.75%), due 8/16/23	4,847,500	4,859,618
	Michaels Stores, Inc.
	2016 Term Loan B1 4.304% (1-month LIBOR + 2.75%), due 1/30/23	1,583,903	1,594,049
	2016 Term Loan B1 4.308% (1-month LIBOR + 2.75%), due 1/30/23	273,087	274,836
	2016 Term Loan B1 4.323% (1-month LIBOR + 2.75%), due 1/30/23	4,239,261	4,266,418
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 4.805% (1-month LIBOR + 3.25%), due 10/25/20	2,910,390	2,481,107
	Party City Holdings, Inc.
	2016 Term Loan 4.58% (3-month LIBOR + 3.00%), due 8/19/22	2,091,034	2,101,489
	2016 Term Loan 4.70% (3-month LIBOR + 3.00%), due 8/19/22	468,319	470,660
	2016 Term Loan 4.78% (3-month LIBOR + 3.00%), due 8/19/22	4,955,463	4,980,241
	Petco Animal Supplies, Inc. 2017 Term Loan B 4.772% (3-month LIBOR + 3.00%), due 1/26/23	3,617,895	2,727,893
	PetSmart, Inc. Term Loan B2 4.57% (1-month LIBOR + 3.00%), due 3/11/22	5,078,222	4,130,285
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	3,333,333	3,333,333
	Staples, Inc. 2017 Term Loan B 5.489% (3-month LIBOR + 4.00%), due 9/12/24	8,333,333	8,289,067
			70,095,017
	Telecommunications 3.2%
	Avaya, Inc. Exit Term Loan B 6.31% (1-month LIBOR + 4.75%), due 12/15/24	2,500,000	2,510,625
	CenturyLink, Inc. 2017 Term Loan B 4.317% (1-month LIBOR + 2.75%), due 1/31/25	5,000,000	4,919,790
	CSC Holdings LLC 2018 Term Loan B 4.139% (3-month LIBOR + 2.50%), due 1/25/26	6,250,000	6,285,156
	Frontier Communications Corp. 2017 Term Loan B1 5.33% (1-month LIBOR + 3.75%), due 6/15/24	2,985,000	2,927,166
	Onvoy LLC 2017 1st Lien Term Loan B 6.193% (3-month LIBOR + 4.50%), due 2/10/24	4,466,250	3,991,711
	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 4.385% (3-month LIBOR + 3.00%), due 11/3/23	2,094,737	2,110,121
	Radiate Holdco LLC 1st Lien Term Loan 4.574% (1-month LIBOR + 3.00%), due 2/1/24	5,558,000	5,571,895
	SBA Senior Finance II LLC Term Loan B1 3.83% (1-month LIBOR + 2.25%), due 3/24/21	4,539,242	4,566,799
	Sprint Communications, Inc. 1st Lien Term Loan B 4.125% (1-month LIBOR + 2.50%), due 2/2/24	4,962,500	4,971,805
	Syniverse Holdings, Inc. Term Loan 4.574% (1-month LIBOR + 3.00%), due 4/23/19	5,093,225	5,061,392
	West Corp. 2017 Term Loan 5.574% (1-month LIBOR + 4.00%), due 10/10/24	3,968,476	4,011,466
			46,927,926
	Utilities 3.3%
	Astoria Energy LLC Term Loan B 5.58% (1-month LIBOR + 4.00%), due 12/24/21	3,262,397	3,275,991
	Calpine Corp. Term Loan B5 4.20% (3-month LIBOR + 2.50%), due 1/15/24	5,502,767	5,527,221
	Compass Power Generation LLC 2017 Term Loan B 5.391% (3-month LIBOR + 3.75%), due 12/20/24	1,630,000	1,640,188
	Dayton Power & Light Co. Term Loan B 3.58% (1-month LIBOR + 2.00%), due 8/24/22	495,000	496,547
¤	Dynegy, Inc. 2017 Term Loan C2 4.311% (1-month LIBOR + 2.75%), due 2/7/24	2,187,596	2,208,559
	EIF Channelview Cogeneration LLC Term Loan B 4.824% (1-month LIBOR + 3.25%), due 5/8/20	3,347,242	3,188,248
	Energy Future Intermediate Holding Co. LLC
	2017 DIP Term Loan 4.561% (1-month LIBOR + 3.00%), due 6/30/18	325,893	327,033
	2017 DIP Term Loan 4.567% (1-month LIBOR + 3.00%), due 6/30/18	8,799,107	8,829,904
	Entergy Rhode Island State Energy L.P. Term Loan B 6.33% (1-month LIBOR + 4.75%), due 12/17/22	1,899,422	1,905,358
	ExGen Renewables IV LLC Term Loan B 4.468% (3-month LIBOR + 3.00%), due 11/28/24 (d)	1,500,000	1,520,625
	Granite Acquisition, Inc.
	Term Loan C 5.193% (3-month LIBOR + 3.50%), due 12/19/21	99,427	100,563
	Term Loan B 5.195% (3-month LIBOR + 3.50%), due 12/19/21	3,984,650	4,030,191
	2nd Lien Term Loan B 8.943% (3-month LIBOR + 7.25%), due 12/19/22	1,613,266	1,620,525
	Helix Gen Funding LLC Term Loan B 5.443% (3-month LIBOR + 3.75%), due 6/2/24	5,539,726	5,588,198
	Southeast PowerGen LLC Term Loan B 5.08% (1-month LIBOR + 3.50%), due 12/2/21	1,678,515	1,628,160
	TEX Operations Co. LLC
	Exit Term Loan B 4.064% (1-month LIBOR + 2.50%), due 8/4/23	661,286	665,419
	Exit Term Loan C 4.064% (1-month LIBOR + 2.50%), due 8/4/23	571,429	575,000
	Exit Term Loan B 4.073% (1-month LIBOR + 2.50%), due 8/4/23	2,563,286	2,579,306
	Texas Competitive Electric Holdings Co. LLC (d)(h)
	Non-Extended Term Loan TBD, due 1/10/19	3,250,000	1,272,700
	Extended Term Loan TBD, due 1/10/19	3,250,000	1,302,925
	Vistra Operations Co. LLC
	2016 Term Loan B2 4.309% (1-month LIBOR + 2.75%), due 12/14/23	820,313	825,269
	2016 Term Loan B2 4.314% (1-month LIBOR + 2.75%), due 12/14/23	262,500	264,086
			49,372,016
	Total Floating Rate Loans (Cost $1,249,898,451)		1,249,638,247

	Foreign Floating Rate Loans 9.7% (c)
	Beverage, Food & Tobacco 0.4%
	Jacobs Douwe Egberts International B.V. Term Loan B5 3.688% (3-month LIBOR + 2.25%), due 7/2/22 (d)	3,193,878	3,201,863
	Refresco Group B.V. Term Loan B TBD, due 9/26/24 (e)	2,625,000	2,633,203
			5,835,066
	Broadcasting & Entertainment 1.4%
¤	Charter Communications Operating LLC 2017 Term Loan B 3.58% (1-month LIBOR + 2.00%), due 4/30/25	15,000,000	15,084,375
	Numericable Group S.A.
	Term Loan B11 4.522% (3-month LIBOR + 2.75%), due 7/31/25 (a)	1,977,538	1,900,083
	Term Loan B12 4.72% (3-month LIBOR + 3.00%), due 1/31/26	3,989,975	3,833,700
			20,818,158
	Chemicals, Plastics & Rubber 1.0%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 4.712% (3-month LIBOR + 3.25%), due 9/13/23 (d)	2,621,337	2,637,720
	Alpha 3 B.V. 2017 Term Loan B1 4.693% (3-month LIBOR + 3.00%), due 1/31/24	3,980,000	4,011,840
	Diamond (BC) B.V. Term Loan 4.654% (2-month LIBOR + 3.00%), due 9/6/24	3,333,333	3,325,000
	Flint Group GmbH (d)
	Term Loan C 4.65% (2-month LIBOR + 3.00%), due 9/7/21	1,375	1,313
	Term Loan C 4.741% (3-month LIBOR + 3.00%), due 9/7/21	530,705	506,823
	OXEA Finance & Cy S.C.A. 2017 Term Loan 5.25% (3-month LIBOR + 3.50%), due 10/11/24	4,488,750	4,505,583
			14,988,279
	Diversified/Conglomerate Manufacturing 0.5%
	Bright Bidco B.V.
	Term Loan B 6.073% (1-month LIBOR + 4.50%), due 6/30/24	690,647	697,554
	Term Loan B 6.193% (3-month LIBOR + 4.50%), due 6/30/24	3,289,353	3,322,246
	Garda World Security Corp. 2017 Term Loan 4.968% (3-month LIBOR + 2.50%), due 5/24/24	3,542,619	3,569,189
			7,588,989
	Electronics 0.8%
	Avast Software B.V. 2017 Term Loan B 4.443% (3-month LIBOR + 2.75%), due 9/30/23	4,448,996	4,474,418
	Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 4.824% (1-month LIBOR + 3.25%), due 10/3/23	1,481,325	1,492,700
	Oberthur Technologies S.A. 2016 Term Loan B1 5.443% (3-month LIBOR + 3.75%), due 1/10/24	2,256,211	2,239,289
	Trader Corp. 2017 Term Loan B 4.686% (3-month LIBOR + 3.00%), due 9/28/23 (d)	4,034,980	4,034,980
			12,241,387
	Healthcare, Education & Childcare 1.1%
	Endo Luxembourg Finance Co. S.A.R.L 2017 Term Loan B 5.875% (1-month LIBOR + 4.25%), due 4/29/24	7,168,523	7,177,483
	Mallinckrodt International Finance S.A. Term Loan B 4.443% (3-month LIBOR + 2.75%), due 9/24/24	2,319,389	2,312,867
	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4 5.06% (1-month LIBOR + 3.50%), due 4/1/22	6,695,122	6,790,528
			16,280,878
	Hotels, Motels, Inns & Gaming 0.7%
	Amaya Holdings B.V.
	Repriced Term Loan B 5.193% (3-month LIBOR + 3.50%), due 8/1/21	5,983,018	6,028,638
	2nd Lien Term Loan 8.693% (3-month LIBOR + 7.00%), due 8/1/22	484,896	486,310
	Belmond Interfin, Ltd. Dollar Term Loan 4.324% (1-month LIBOR + 2.75%), due 7/3/24	2,388,000	2,392,478
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.074% (1-month LIBOR + 2.50%), due 11/30/23	495,000	499,455
	Gateway Casinos & Entertainment, Ltd. Term Loan B1 5.443% (3-month LIBOR + 3.75%), due 2/22/23	1,492,500	1,513,022
			10,919,903
	Leisure, Amusement, Motion Pictures & Entertainment 1.4%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.07% (1-month LIBOR + 2.50%), due 6/30/23	4,405,375	4,449,429
	Delta 2 (Luxembourg) S.A.R.L. 2018 USD Term Loan 4.074% (1-month LIBOR + 2.50%), due 2/1/24	6,650,036	6,683,286
	DHX Media, Ltd. Term Loan B 5.324% (1-month LIBOR + 3.75%), due 12/29/23 (d)	2,736,250	2,756,772
	Travelport Finance (Luxembourg) S.A.R.L. New 2017 Term Loan 4.166% (3-month LIBOR + 2.75%), due 9/2/21	6,351,045	6,370,530
			20,260,017
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.824% (1-month LIBOR + 3.25%), due 6/30/21	5,526,104	5,553,734

	Oil & Gas 0.3%
	MEG Energy Corp. 2017 Term Loan B 5.20% (3-month LIBOR + 3.50%), due 12/31/23	2,977,500	2,987,424
	Pacific Drilling S.A. Term Loan B TBD (3-month LIBOR + 3.50%), due 6/3/18 (d)(e)(f)(g)	2,978,889	1,266,028
			4,253,452
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
	Array Canada, Inc. Term Loan B 6.693% (3-month LIBOR + 5.00%), due 2/10/23	2,925,119	2,954,370

	Personal, Food & Miscellaneous Services 0.2%
	1011778 B.C. Unlimited Liability Co.
	Term Loan B3 3.823% (1-month LIBOR + 2.25%), due 2/16/24	1,544,868	1,552,206
	Term Loan B3 3.943% (3-month LIBOR + 2.25%), due 2/16/24	993,172	997,890
			2,550,096
	Printing & Publishing 0.4%
	Springer Science & Business Media Deutschland GmbH Term Loan B13 4.979% (2-month LIBOR + 3.50%), due 8/15/22	6,400,565	6,422,570

	Telecommunications 0.9%
	Digicel International Finance, Ltd. 2017 Term Loan B 5.52% (3-month LIBOR + 3.75%), due 5/28/24	972,563	977,831
	Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.212% (3-month LIBOR + 3.75%), due 11/27/23	4,702,081	4,659,259
	Telesat Canada Term Loan B4 4.70% (3-month LIBOR + 3.00%), due 11/17/23	6,912,675	6,944,356
			12,581,446
	Total Foreign Floating Rate Loans (Cost $144,276,275)		143,248,345
	Total Long-Term Bonds (Cost $1,450,553,094)		1,450,749,429

	Shares
Affiliated Investment Companies 0.1%
Fixed Income Funds 0.1%
MainStay High Yield Corporate Bond Fund Class I	217,584	1,253,283

Total Affiliated Investment Companies (Cost $1,261,986)		1,253,283

Common Stocks 0.6%
Beverage, Food & Tobacco 0.0% ‡
Nellson Nutraceutical, Inc. (d)(e)(h)(i)	379	0

Buildings & Real Estate 0.2%
VICI Properties, Inc. (i)	104,245	2,293,390

Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment Corp. (i)	71,926	1,003,368

Mining, Steel, Iron & Non-Precious Metals 0.2%
AFGlobal Corp. (d)(e)(h)(i)	60,753	2,809,826

Oil & Gas 0.1%
Ocean Rig UDW, Inc., Class A (i)	75,655	2,036,633
Templar Energy Corp., Class B (d)(e)(h)(i)	60,655	1,698
Templar Energy LLC, Class A (d)(e)(h)(i)	60,049	168,136
		2,206,467
Total Common Stocks (Cost $7,850,855)		8,313,051

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp. (8.00% PIK)(b)(d)(e)(h)	77,179	337,663

Total Preferred Stocks (Cost $379,311)		337,663

	Principal Amount
Short-Term Investments 3.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $2,982,413 (Collateralized by a United States Treasury Note with a rate of 1.125% and a maturity date of 7/31/21, with a Principal Amount of $3,175,000 and a Market Value of $3,043,907)	$2,982,369	2,982,369
Total Repurchase Agreement (Cost $2,982,369)		2,982,369

U.S. Government & Federal Agencies 3.0%
United States Treasury Bills (j)
1.218%, due 2/22/18	2,688,000	2,686,118
1.235%, due 2/15/18	3,796,000	3,794,203
1.279%, due 2/15/18	30,336,000	30,321,135
1.304%, due 2/8/18	8,284,000	8,281,930
Total U.S. Government & Federal Agencies (Cost $45,083,386)		45,083,386
Total Short-Term Investments (Cost $48,065,755)		48,065,755

Total Investments (Cost $1,508,111,001)	101.8%	1,508,719,181
Other Assets, Less Liabilities	(1.8)	(27,237,310)
Net Assets	100.0%	$1,481,481,871

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $44,188,056, which represented 3.0% of the Fund's net assets.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $5,892,948, which represented 0.4% of the Fund's net assets.
(i)	Non-income producing security.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$57,862,837	$—	$57,862,837
Floating Rate Loans (b)	—	1,102,499,323	147,138,924	1,249,638,247
Foreign Floating Rate Loans (c)	—	128,842,846	14,405,499	143,248,345
Total Long-Term Bonds	—	1,289,205,006	161,544,423	1,450,749,429
Affiliated Investment Companies
Fixed Income Funds	1,253,283	—	—	1,253,283
Common Stocks (d)	5,333,391	—	2,979,660	8,313,051
Preferred Stocks (e)	—	—	337,663	337,663
Short-Term Investments
Repurchase Agreement	—	2,982,369	—	2,982,369
U.S. Government & Federal Agencies	—	45,083,386	—	45,083,386
Total Short-Term Investments	—	48,065,755	—	48,065,755
Total Investments in Securities	$6,586,674	$1,337,270,761	$164,861,746	$1,508,719,181

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $147,138,924 are held within the Floating Rate Loans section of the Portfolio of Investments, $144,563,299 of these Level 3 securities were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $14,405,499 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $2,809,826 and $169,834 are held in Metals & Mining and Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $337,663 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

As of January 31, 2018, securities with a market value of $81,741,661 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of January 31, 2018, a security with a market value of $26,896,545 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2018
Long-Term Bonds
Floating Rate Loans
Automobile	$5,155,125	$4,014	$(44)	$96,887	$3,430,027	$(41,481)	$3,399,605	$-	$12,044,133	$96,887
Banking	5,776,176	1,343	87	35,700	2,493,768	(33,672)	5,478,250	(4,567,207)	9,184,445	35,700
Beverage, Food & Tobacco	1,999,800	890	543	(61,427)	-	(57,750)	60,000	-	1,942,056	(61,427)
Broadcasting & Entertainment	-	1,301	-	(17,507)	995,000	-	3,815,124	-	4,793,918	(17,507)
Buildings & Real Estate	3,050,230	(9)	(145)	41,452	5,031,865	(3,049,171)	-	-	5,074,222	49,690
Chemicals, Plastics & Rubber	9,123,683	2,669	18	(1,615)	-	(7,500)	-	(1,984,839)	7,132,416	(1,615)
Containers, Packaging & Glass	7,832,119	1,509	110	(35,050)	-	(84,686)	-	-	7,714,002	(35,050)
Diversified/Conglomerate Manufacturing	-	557	52	29,225	1,571,082	(17,750)	3,108,031	-	4,691,197	29,225
Diversified/Conglomerate Service	4,354,900	2,496	189	(27,075)	-	(40,940)	7,703,705	-	11,993,275	(27,075)
Ecological	-	222	13	2,843	-	(3,125)	1,246,828	-	1,246,781	2,843
Electronics	3,916,074	2,224	215	(18,276)	-	(26,167)	7,966,132	(416,074)	11,424,128	(18,276)
Finance	1,066,449	501	19	(2,049)	-	(2,633)	603,750	-	1,666,037	(2,049)
Healthcare, Education & Childcare	10,144,111	(1,431)	25	76,014	4,411,561	(30,489)	15,190,960	(2,688,371)	27,102,380	76,014
Home and Office Furnishings, Housewares & Durable Consumer Products	-	1,006	61	226,545	-	(7,000)	2,523,651	-	2,744,263	226,545
Hotels, Motels, Inns & Gaming	3,139,393	-	-	-	-	-	-	(3,139,393)	-	-
Insurance	-	2,144	-	17,692	-	-	6,865,164	-	6,885,000	17,692
Leisure, Amusement, Motion Pictures & Entertainment	3,058,000	697	3,766	(4,482)	-	19	-	(1,876,000)	1,182,000	(4,482)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	3,203,438	(908)	576	64,500	-	(166,805)	9,105,825	-	12,206,626	64,500
Mining, Steel, Iron & Non-Precious Metals	3,312,375	-	-	-	-	-	-	(3,312,375)	-	-
Oil & Gas	1,656,726	2,697	4	(101,827)	2,622,327	(5,560)	3,083,917	-	7,258,284	(101,827)
Personal & Nondurable Consumer Products (Manufacturing Only)	-	612	323	(13,884)	-	(148,978)	6,919,438	-	6,757,511	(13,884)
Retail Store	3,308,333	-	-	-	-	-	-	(3,308,333)	-	-
Telecommunications	1,318,638	1,636	1,488	(14,562)	-	(1,307,200)	-	-	-	-
Utilities	2,590,900	85	-	8,996	1,496,269	-	-	-	4,096,250	8,996
Foreign Floating Rate Loans
Beverage, Food & Tobacco	2,638,125	578	-	(8,563)	-	-	3,209,848	(2,638,125)	3,201,863	(8,563)
Chemicals, Plastics & Rubber	2,634,543	(348)	7	1,548	-	(8,011)	518,117	-	3,145,856	1,548
Electronics	4,369,543	(464)	667	10,747	-	(345,513)	-	-	4,034,980	10,747
Leisure, Amusement, Motion Pictures & Entertainment	7,195,078	775	703	(16,532)	-	(4,423,252)	-	-	2,756,772	23,380
Oil & Gas	-	752	-	321,960	-	-	943,316	-	1,266,028	321,960
Personal & Nondurable Consumer Products (Manufacturing Only)	2,965,828	-	-	-	-	-	-	(2,965,828)	-	-
Common Stocks
Beverage, Food & Tobacco	-	-	-	-	-	-	-	-	0	-
Mining, Steel, Iron & Non-Precious Metals	2,460,496	-	-	349,330	-	-	-	-	2,809,826	349,330
Oil & Gas	295,391	-	-	(125,557)	-	-	-	-	169,834	(125,557)
Preferred Stocks									-
Oil & Gas	312,415	-	-	25,248	-	-	-	-	337,663	25,248
Total	$96,877,889	$25,548	$8,677	$860,281	$22,051,899	$(9,807,664)	$81,741,661	$(26,896,545)	$164,861,746	$922,993

(a) Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
IQ 50 Percent Hedged FTSE Europe ETF	287,787	$6,035,814
IQ 50 Percent Hedged FTSE International ETF	699,959	15,658,013
IQ Chaikin U.S. Large Cap ETF	134,652	3,577,704
IQ Chaikin U.S. Small Cap ETF (a)	841,328	24,011,501
IQ Global Resources ETF (b)	280,015	8,044,831
MainStay Candriam Emerging Markets Equity Fund Class I (a)(b)	1,199,468	12,990,243
MainStay Cornerstone Growth Fund Class I (a)	430,813	16,116,714
MainStay Cushing MLP Premier Fund Class I	204,301	2,696,775
MainStay Cushing Renaissance Advantage Fund Class I (a)	680,305	15,361,294
MainStay Emerging Markets Equity Fund Class I (a)	2,167,870	25,710,941
MainStay Epoch Capital Growth Fund Class I (b)	281,181	3,739,702
MainStay Epoch Global Choice Fund Class I	394,442	8,997,217
MainStay Epoch International Choice Fund Class I	671,102	25,468,308
MainStay Epoch U.S. All Cap Fund Class I	1,127,307	33,864,289
MainStay Epoch U.S. Equity Yield Fund Class I (a)	1,787,499	30,083,601
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,542,912	50,129,204
MainStay International Equity Fund Class I	356,269	6,341,596
MainStay International Opportunities Fund Class I	2,842,212	28,706,338
MainStay Large Cap Growth Fund Class I	1,028,645	11,006,500
MainStay MAP Equity Fund Class I (a)	877,902	39,224,681
MainStay S&P 500 Index Fund Class I	181,704	9,337,794
MainStay U.S. Equity Opportunities Fund Class I (a)	4,466,797	47,169,379
Total Affiliated Investment Companies (Cost $317,766,378)		424,272,439

	Principal Amount
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $123,717 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $130,000 and a Market Value of $127,635)	$123,715	123,715
Total Short-Term Investment (Cost $123,715)		123,715

Total Investments (Cost $317,890,093)	100.0%	424,396,154
Other Assets, Less Liabilities	(0.0)‡	(211,490)
Net Assets	100.0%	$424,184,664

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$424,272,439	$—	$—	$424,272,439
Short-Term Investment
Repurchase Agreement	—	123,715	—	123,715
Total Investments in Securities	$424,272,439	$123,715	$—	$424,396,154

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 100.0% †
	Alabama 1.8%
	Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,376,625
	County of Jefferson AL, Sewer, Revenue Bonds
	Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,434,548
	Series D 6.00%, due 10/1/42	2,500,000	2,904,100
	Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.10%, due 6/1/34 (a)	20,000,000	20,000,000
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,608,648
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,115,111
	Insured: AMBAC 5.125%, due 4/1/21	250,000	250,508
	Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,236,007
	West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 1.24%, due 12/1/38 (a)(b)	11,800,000	11,800,000
			60,725,547
	Alaska 0.8%
	Alaska State Housing Finance Corp., Revenue Bonds Series A 1.14%, due 6/1/32 (a)(b)	15,080,000	15,080,000
	Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	14,560,000	14,277,827
			29,357,827
	Arizona 1.9%
	Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series C 0.98%, due 1/1/46 (a)	6,200,000	6,200,000
	Arizona Health Facilities Authority, Dignity Health Medical Group, Revenue Bonds 1.07%, due 7/1/35 (a)	4,400,000	4,400,000
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,431,631
	Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (c)
	6.00%, due 7/1/37	3,000,000	3,197,400
	6.00%, due 7/1/47	4,785,000	5,063,200
	Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds (c)
	Series G 5.00%, due 7/1/47	1,000,000	1,041,890
	Series A 5.375%, due 7/1/50	1,500,000	1,586,715
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,606,579
	Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (c)
	Series A 5.00%, due 7/1/35	1,700,000	1,773,695
	Series A 5.00%, due 7/1/46	4,120,000	4,264,241
	Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds
	5.00%, due 7/1/46	1,350,000	1,430,689
	6.40%, due 7/1/47	1,000,000	1,153,430
	Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,195,414
	Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds (c)
	5.375%, due 6/15/35	1,360,000	1,408,824
	5.625%, due 6/15/45	3,985,000	4,164,166
	Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,965,000	2,126,759
	Industrial Development Authority of the County of Pima, Paradise Education Center Project, Revenue Bonds 6.10%, due 6/1/45	1,100,000	1,166,088
	Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	591,775
	Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,044,880
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	975,000	971,763
	Pima County Industrial Development Authority, American Leadership Academy Project, Revenue Bonds (c)
	5.00%, due 6/15/47	4,150,000	4,151,950
	5.00%, due 6/15/52	3,465,000	3,416,629
	Tempe Industrial Development Authority, Revenue Bonds Series A 6.125%, due 10/1/47 (c)	2,800,000	2,883,020
			66,270,738
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,574,326
	Series C 5.00%, due 2/1/35	1,170,000	1,285,701
	Little Rock Metrocentre Improvement District No.1, Little Rock Newspapers, Inc., Revenue Bonds 1.02%, due 12/1/25 (a)	1,400,000	1,400,000
			4,260,027
	California 11.0%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,747,898
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,028,800
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,142,260
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	806,470
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	754,360
	California County Tobacco Securitization Agency, Revenue Bonds
	5.125%, due 6/1/38	4,225,000	4,225,338
	Series A 5.125%, due 6/1/38	3,500,000	3,500,140
	5.25%, due 6/1/46	3,095,000	3,091,596
	5.65%, due 6/1/41	8,600,000	8,670,778
	California Municipal Finance Authority, Baptist University, Revenue Bonds (c)
	Series A 5.375%, due 11/1/40	3,000,000	3,314,340
	Series A 5.50%, due 11/1/45	6,000,000	6,644,640
	California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,640,000	1,706,863
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	1,165,000	1,184,129
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,564,803
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,122,360
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	554,670
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,191,430
	California School Finance Authority, Rocketship Education Obligated, Revenue Bonds Series A 5.125%, due 6/1/47 (c)	700,000	731,556
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	6.00%, due 7/1/40	2,490,000	2,594,555
	6.375%, due 7/1/45	1,170,000	1,223,095
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	4,081,617
	7.50%, due 11/1/41	1,000,000	1,211,280
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
	Series A 5.00%, due 6/1/36	2,250,000	2,396,475
	Series A 5.00%, due 6/1/46	2,000,000	2,120,040
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.625%, due 11/1/33	680,000	764,388
	5.875%, due 11/1/43	435,000	487,618
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.25%, due 12/1/56 (c)	14,000,000	15,125,740
	5.50%, due 12/1/54	3,800,000	4,151,766
	California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,725,266
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	6,113,250
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	790,875
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	810,658
	City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,934,863
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,632,290
	Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,823,075
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,645,900
	Series C (zero coupon), due 8/1/39	17,900,000	6,139,342
	Series C (zero coupon), due 8/1/43	16,000,000	4,316,320
	Series C (zero coupon), due 8/1/44	8,000,000	2,038,320
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,767,780
	Series C 6.50%, due 1/15/43	5,000,000	5,932,450
	Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,342,900
¤	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series B (zero coupon), due 6/1/47	650,000,000	89,817,000
	Series A-1 5.00%, due 6/1/33	2,700,000	2,710,854
	Series A-1 5.125%, due 6/1/47	5,350,000	5,349,946
	Series A-2 5.30%, due 6/1/37	20,365,000	20,595,328
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,755,101
	Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (c)	30,000,000	1,252,800
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,078,412
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,697,200
	Northern California Gas Authority No.1, Gas Project, Revenue Bonds Series B 1.855%, due 7/1/27 (d)	24,300,000	23,519,484
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	101,071
	Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,652,006
	Rohnerville School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	373,560
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	300,750
	San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,808,158
	Series C (zero coupon), due 8/1/38	2,000,000	674,580
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	504,587
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	12,000,000	13,419,360
	Series B 5.25%, due 1/15/49	4,220,000	4,705,258
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	20,183,707
	Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	6,828,750
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,741,327
	Stockton East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	61,408
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	80,879
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,225
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,900,493
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,138
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,035
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,060
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,095
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	50,065
	Stockton Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,466,199
	Series B (zero coupon), due 6/1/50	16,260,000	2,220,953
	Tobacco Securitization Authority of Northern California, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	18,160,000	18,191,598
	Series A-1 5.375%, due 6/1/38	2,450,000	2,454,753
	Series A-1 5.50%, due 6/1/45	5,100,000	5,100,000
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	588,650
	West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,433,600
	Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,139,000
			382,004,684
	Colorado 2.2%
	Arkansas River Power Authority, Revenue Bonds 6.00%, due 10/1/40	575,000	581,854
	Belleview Station Metropolitan District No.2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,420,719
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,325,038
	Series A 5.375%, due 12/1/33	1,500,000	1,649,595
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,000,000	7,594,790
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,836,700
	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,187,340
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,652,912
	Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,592,422
	Dominion Water & Sanitation District, Revenue Bonds
	Senior Lien 5.75%, due 12/1/36	9,935,000	10,440,294
	6.00%, due 12/1/46	1,000,000	1,047,900
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,480,350
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	199,033
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,549,190
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	467,717
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	841,244
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,118,981
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	332,470
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,042,758
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	487,925
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	192,919
	(zero coupon), due 9/1/40	5,250,000	2,151,450
	(zero coupon), due 9/1/41	3,925,000	1,538,992
	Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,766,623
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	3,815,000	3,917,700
	Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	1,942,294
	Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,465,680
	Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,137,506
	Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,538,045
			77,500,441
	Connecticut 0.2%
	City of Hartford CT, Unlimited General Obligation
	Series B 5.00%, due 4/1/26	60,000	59,810
	Series B 5.00%, due 4/1/27	500,000	498,390
	Series B 5.00%, due 4/1/30	640,000	636,230
	Series B 5.00%, due 4/1/33	100,000	99,396
	Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (c)	1,500,000	1,536,735
	Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	725,000	503,288
	State of Connecticut, Bradley International Airport, Revenue Bonds (b)
	Series A, Insured: ACA 6.50%, due 7/1/18	195,000	195,712
	Series A, Insured: ACA 6.60%, due 7/1/24	2,075,000	2,081,059
			5,610,620
	Delaware 0.1%
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,143,739

	District of Columbia 1.9%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,144,590
	District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,540,980
	District of Columbia, Ingleside Rock Creek Project, Revenue Bond Series A 5.00%, due 7/1/52	5,750,000	5,915,025
	District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	959,672
	District of Columbia, Provident Group-Howard Properties, Revenue Bonds 5.00%, due 10/1/30	1,000,000	1,026,260
	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	12,508,600
	District of Columbia, Tranche 1, Revenue Bonds Series A 0.96%, due 8/15/38 (a)	6,000,000	6,000,000
	District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,500,394
	Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	30,365,000	32,613,528
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,033,932
			65,242,981
	Florida 2.1%
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,073,175
	Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (c)	2,000,000	2,013,040
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,778,325
	City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,658,940
	City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	885,000	887,761
	City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	6,500,000	6,969,105
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,433,037
	6.125%, due 6/1/43	2,500,000	2,745,050
	County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
	Series A 5.00%, due 9/1/45	250,000	261,495
	Series A 6.00%, due 9/1/40	1,000,000	1,056,580
	County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.01%, due 9/1/28 (a)	6,200,000	6,200,000
	Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (c)	3,605,000	3,467,685
	Halifax Hospital Medical Center, Revenue Bonds 4.00%, due 6/1/46	2,565,000	2,582,981
	Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (c)	4,500,000	4,400,280
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,706,010
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	1,965,415
	5.00%, due 11/15/39	2,230,000	2,385,855
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,678,905
	Series C 5.00%, due 10/1/40	1,000,000	1,095,800
	Series A 7.25%, due 10/1/40	2,500,000	2,975,050
	North Sumter County Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,659,990
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	422,052
	Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36	4,000,000	3,211,120
	Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	12,060,026
			72,687,677
	Georgia 2.8%
	Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (a)
	1.16%, due 5/1/22	11,500,000	11,500,000
	1.16%, due 10/1/32	23,000,000	23,000,000
	Series 1 1.16%, due 7/1/49	3,245,000	3,245,000
	Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	8,836,776
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,553,787
	Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,407,600
	Gainesville & Hall County Development Authority, Educational Facilities, Reverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,576,050
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds
	Series A 5.00%, due 11/1/37 (c)	3,750,000	4,012,500
	7.00%, due 6/15/39	3,000,000	3,062,730
	Monroe County Development Authority, Georgia Power Co.-Scherer Project, Revenue Bonds 1.16%, due 11/1/48 (a)	29,275,000	29,275,000
	Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,331,560
			97,801,003
	Guam 1.6%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,459,420
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 1/1/46	4,000,000	4,320,160
	5.50%, due 7/1/43	13,565,000	15,001,398
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,558,495
	Series D 5.00%, due 11/15/39	25,750,000	27,821,587
	Series A 6.50%, due 11/1/40	3,990,000	4,463,414
			56,624,474
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
	6.625%, due 7/1/33	2,085,000	2,213,394
	Series A 6.875%, due 7/1/43	1,045,000	1,105,882
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (c)	1,500,000	1,462,350
			4,781,626
	Illinois 12.7%
	Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (c)
	Series B 7.00%, due 12/1/42	10,000,000	12,154,300
	Series A 7.00%, due 12/1/46	4,000,000	4,829,520
	Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	22,598,090
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	3,283,485
¤	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	41,340,600
¤	Chicago Board of Education, Unlimited General Obligation
	Series B 5.00%, due 12/1/33	2,050,000	2,075,277
	Series G 5.00%, due 12/1/34	5,000,000	5,164,400
	Series H 5.00%, due 12/1/36	7,000,000	7,196,700
	Series H 5.00%, due 12/1/46	7,000,000	7,213,430
	Series A 5.25%, due 12/1/41	5,295,000	5,391,951
	Series A 5.50%, due 12/1/39	6,995,000	7,198,485
	Series A 7.00%, due 12/1/44	11,375,000	13,356,411
	Chicago Midway International Airport, Revenue Bonds Series B 5.00%, due 1/1/46	10,500,000	11,819,640
	Chicago O'Hare International Airport Special Facility, Lufthansa German Project, Revenue Bonds 1.19%, due 5/1/35 (a)(b)	40,000,000	40,000,000
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	7,500,000	8,116,725
	City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	148,683
	City of Chicago IL, Sales Tax, Revenue Bonds
	Series A 5.25%, due 1/1/38	11,550,000	13,086,612
	Series A 5.00%, due 1/1/41	10,000,000	11,236,200
¤	City of Chicago IL, Unlimited General Obligation
	Series A 4.625%, due 1/1/32	145,000	144,774
	Series C 5.00%, due 1/1/34	1,355,000	1,371,978
	Series A 5.00%, due 1/1/35	7,020,000	7,326,072
	Series A 5.25%, due 1/1/37	275,000	275,388
	Series B 5.50%, due 1/1/31	2,360,000	2,570,418
	Series A 6.00%, due 1/1/38	29,000,000	33,194,850
	Illinois Finance Authority, Benedictine University, Revenue Bonds 5.00%, due 10/1/38	5,750,000	6,221,155
	Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,573,950
	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,326,998
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,474,000
	Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,231,519
	Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
	5.00%, due 2/15/37	4,185,000	4,109,335
	5.125%, due 2/15/45	11,000,000	10,817,950
	Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,967,762
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
	5.50%, due 4/1/32	2,000,000	1,948,060
	6.50%, due 4/1/39	4,000,000	4,237,440
	6.50%, due 4/1/44	3,000,000	3,175,560
	Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds Series C 5.00%, due 8/1/49	1,300,000	1,400,815
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds, Series A	10,600,000	11,169,906
	Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
	4.25%, due 6/15/42	1,660,000	1,613,254
	Series A 5.00%, due 6/15/42	5,050,000	5,287,501
	Series A 5.00%, due 6/15/57	2,000,000	2,159,980
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 12/15/38	94,950,000	35,500,855
¤	State of Illinois, Unlimited General Obligation
	Insured: BAM 4.00%, due 6/1/41	25,955,000	26,119,036
	Series A 4.50%, due 12/1/41	7,500,000	7,213,050
	5.00%, due 3/1/18	7,980,000	7,997,795
	Series A 5.00%, due 11/1/18	30,000,000	30,582,000
	5.50%, due 7/1/38	3,000,000	3,176,580
	Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,490
			440,598,980
	Indiana 0.7%
	Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,137,030
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,533,010
	Gary Chicago International Airport Authority, Revenue Bonds (b)
	5.00%, due 2/1/29	1,170,000	1,308,458
	5.25%, due 2/1/34	750,000	837,848
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	728,973
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,074,864
	5.50%, due 8/15/45	210,000	220,208
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,752,340
	Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,182,540
			23,775,271
	Iowa 0.8%
	City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	6,750,000	6,867,787
	City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	2,944,211
	City of Hills IA, Mercy Hospital Project, Revenue Bonds 1.04%, due 8/1/35 (a)	1,385,000	1,385,000
	Iowa Tobacco Settlement Authority, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	6,161,346
	Series C 5.625%, due 6/1/46	6,730,000	6,730,202
	Xenia Rural Water District, Revenue Bonds 5.00%, due 12/1/41	3,000,000	3,281,880
			27,370,426
	Kansas 0.5%
	Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (c)	45,000,000	16,193,700

	Kentucky 1.0%
	City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	4,908,085
	City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,078,210
	County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,910,000	14,156,346
	Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
	Series A 5.00%, due 6/1/37	2,850,000	3,102,396
	Series A 5.00%, due 6/1/45	10,725,000	11,483,686
			34,728,723
	Louisiana 0.7%
	City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,113,580
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	7,842,689
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,965,956
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,468,300
			23,390,525
	Maine 0.2%
	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
	5.00%, due 7/1/33	3,000,000	3,128,310
	5.00%, due 7/1/43	2,590,000	2,667,778
			5,796,088
	Maryland 0.4%
	City of Baltimore MD, Convention Center Hotel, Revenue Bonds 5.00%, due 9/1/46	3,500,000	3,885,000
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,128,190
	Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (c)
	Series A 5.125%, due 7/1/37	1,260,000	1,277,325
	Series A 5.375%, due 7/1/52	1,530,000	1,545,116
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,296,760
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,118,220
			13,250,611
	Massachusetts 2.3%
	Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,293,760
	Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	13,040,139
	Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,575,580
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (c)	2,000,000	2,490,600
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	17,800,000	19,459,672
	Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	7,140,510
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,442,501
	5.00%, due 9/1/45	1,175,000	1,279,505
	Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,726,447
	Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds (a)(b)
	Series C, Insured: AMBAC 3.896%, due 1/1/31	13,000,000	12,482,990
	Series B, Insured: AMBAC 4.532%, due 1/1/31	10,000,000	9,602,300
			78,534,004
	Michigan 3.9%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	551,413
	Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds 5.00%, due 2/15/41	2,000,000	2,111,540
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,050,682
	5.125%, due 11/1/35	605,000	605,321
	City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,440,150
	City of Detroit MI, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	18,226
	Insured: AMBAC 5.25%, due 4/1/22	58,125	57,787
	Insured: AMBAC 5.25%, due 4/1/24	45,725	44,619
	City of Detroit MI, Water Supply System Revenue, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/41	10,840,000	11,824,272
	City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	172,752
	City of Detroit MI, Water Supply System, Revenue Bonds
	Senior Lien-Series A 5.00%, due 7/1/36	655,000	700,267
	Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,726,515
	City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,029
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,411,836
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,082,090
	5.00%, due 12/1/40	1,000,000	1,055,170
	5.00%, due 12/1/45	4,000,000	4,198,440
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,092,460
	Michigan Finance Authority, Higher Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (c)	14,625,000	14,729,569
	Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
	5.00%, due 2/1/37	2,000,000	2,165,600
	5.25%, due 2/1/32	3,600,000	4,017,888
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	5.00%, due 7/1/34	1,000,000	1,103,360
	Series D4 5.00%, due 7/1/34	1,000,000	1,106,040
	5.00%, due 7/1/35	2,000,000	2,202,580
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,044,950
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	892,039
	Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
	7.00%, due 10/1/31	2,120,000	2,132,784
	7.00%, due 10/1/36	1,740,000	1,675,028
	Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (c)	2,095,000	1,740,694
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
	Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	299,900
	Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	339,973
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	525,960
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,630,732
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	149,454
	Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,230,448
	Michigan Strategic Fund, Events Centre Project, Tax Allocation Series A 4.125%, due 7/1/45 (a)	19,700,000	19,873,754
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series B (zero coupon), due 6/1/52	104,990,000	6,966,086
	Series A 6.00%, due 6/1/34	7,370,000	7,359,166
	Series A 6.00%, due 6/1/48	23,170,000	23,135,477
			133,475,051
	Minnesota 0.8%
	City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,109,050
	City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,544,275
	City of Minneapolis / St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A-II, Insured: AGM 1.02%, due 8/15/37 (a)	3,400,000	3,400,000
	City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,061,760
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	2,094,209
	5.00%, due 11/15/40	1,775,000	2,130,213
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,099,600
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,168,460
	Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (c)	4,085,000	3,878,626
	Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,446,890
			25,933,083
	Mississippi 0.0% ‡
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,345,675

	Missouri 0.9%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	505,500
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	260,000	258,180
	5.50%, due 6/1/29	3,510,000	3,440,221
	City of Lee's Summit MO, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,598,190
	Health & Educational Facilities Authority of the State of Missouri, Bethesda Health Group, Inc., Revenue Bonds Series B 0.98%, due 8/1/41 (a)	12,315,000	12,315,000
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,032,060
	Kirkwood Industrial Development Authority, Aberdeen Heights Project, Revenue Bonds Series A 5.25%, due 5/15/50	3,250,000	3,425,565
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,420,000	1,425,283
	6.00%, due 5/1/42	2,800,000	2,811,928
	Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (c)	2,000,000	1,957,900
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,954,359
			30,724,186
	Nebraska 0.2%
	Douglas County, Hospital Authority No. 2, Madonna Rehabilitation Hospital, Revenue Bonds 4.00%, due 5/15/33	2,100,000	2,134,944
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	3,074,194
			5,209,138
	Nevada 0.4%
	City of Reno NV, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	435,255
	Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
	Series B 4.00%, due 7/1/39	4,710,000	4,851,583
	Series B 4.00%, due 7/1/40	4,640,000	4,775,766
	Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,042,710
	State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,146,274
			14,251,588
	New Hampshire 0.3%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,101,091
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,349,557
	New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	1,929,240
	New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,035,350
	New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,358,170
			11,773,408
	New Jersey 4.7%
	City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	830,969
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
	5.25%, due 9/15/29	4,920,000	5,388,630
	5.50%, due 4/1/28	180,000	180,648
	Series A 5.625%, due 11/15/30	8,085,000	9,195,070
	Series B 5.625%, due 11/15/30	7,000,000	7,961,100
	5.75%, due 9/15/27	3,485,000	3,881,105
	New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	998,780
	New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,886,327
	New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
	Series A 5.00%, due 7/1/37	500,000	541,845
	Series A 5.00%, due 1/1/50	1,175,000	1,260,505
	New Jersey Economic Development Authority, Revenue Bonds (b)
	5.125%, due 1/1/34	3,000,000	3,317,340
	5.375%, due 1/1/43	2,000,000	2,221,260
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	8,410,000	8,939,409
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	223,695
	New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,285,530
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,084,400
	New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,215,404
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
	5.75%, due 7/1/37	2,520,000	2,553,188
	6.25%, due 7/1/35	2,725,000	2,943,818
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,155,713
	New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds
	Series C 5.00%, due 6/15/42	9,210,000	9,876,804
	Series C 5.00%, due 6/15/47	6,000,000	6,409,260
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	9,878,298
	South Jersey Port Corp., Revenue Bonds Series B 5.00%, due 1/1/42 (b)	3,250,000	3,483,480
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,088,150
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	25,065,000	24,727,374
	Series A-1 5.00%, due 6/1/29	7,025,000	7,076,072
	Series 1A 5.00%, due 6/1/41	37,255,000	36,872,764
			162,476,938
	New Mexico 0.2%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,803,900

	New York 7.0%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (b)(c)	1,500,000	1,645,755
	City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/45	4,000,000	4,331,640
	City of New York NY, Unlimited General Obligation Subseries J-6 0.99%, due 8/1/24 (a)	7,000,000	7,000,000
	City of Newburgh NY, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	825,518
	Series A 5.00%, due 6/15/26	960,000	1,052,890
	Series A 5.50%, due 6/15/31	750,000	826,222
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	500,000	418,850
	Series A-1 5.00%, due 8/1/46	14,765,000	12,832,852
	Metropolitan Transportation Authority, Green, Revenue Bonds Series A1 5.25%, due 11/15/56	10,000,000	11,418,700
	Metropolitan Transportation Authority, Revenue Bonds Subseries D-2 1.03%, due 11/1/35 (a)	19,080,000	19,080,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	2,074,979
	Series A-3 5.125%, due 6/1/46	13,155,000	13,314,175
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,516,305
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,755,766
	New York Convention Center Development Corp., Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	9,835,000	2,784,092
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	745,650
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	1,000,000	1,072,000
	New York Liberty Development Corp., World Trade Center, Revenue Bonds (c)
	Class 1 5.00%, due 11/15/44	2,000,000	2,152,180
	Class 2 5.15%, due 11/15/34	4,150,000	4,557,571
	Class 2 5.375%, due 11/15/40	6,500,000	7,143,630
	Class 3 7.25%, due 11/15/44	10,500,000	12,662,160
	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (c)
	5.00%, due 12/1/29	1,000,000	1,113,430
	5.00%, due 12/1/30	1,200,000	1,328,076
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	9,861,570
	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds Insured: AMBAC 3.934%, due 12/1/25 (a)	5,000,000	5,000,000
	New York State Energy Research & Development Authority, Revenue Bonds Insured: AMBAC 4.106%, due 3/1/27 (a)	1,480,000	1,480,000
	New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds 1.03%, due 11/1/46 (a)	3,100,000	3,100,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (a)
	Series A 1.06%, due 5/1/42	17,000,000	17,000,000
	Series B 1.06%, due 5/1/42	6,000,000	6,000,000
	New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	6,200,000	6,670,704
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
	Series A 5.00%, due 7/1/41	5,000,000	5,475,500
	Series A 5.00%, due 7/1/46	27,500,000	29,999,200
	Series A 5.25%, due 1/1/50	5,000,000	5,501,650
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,368,950
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,535,748
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,615,065
	Rockland Tobacco Asset Securitization Corp., Revenue Bonds Series B (zero coupon), due 8/15/50 (c)	13,000,000	1,313,780
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	757,991
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,085,320
	Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (c)	2,000,000	1,995,240
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 6.00%, due 6/1/48	1,125,000	1,135,485
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds Series A 5.00%, due 1/1/34 (b)	3,010,000	3,291,345
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,058,950
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series F 1.04%, due 11/1/32 (a)	7,100,000	7,100,000
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,936,197
			241,935,136
	North Carolina 1.1%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series B 0.98%, due 1/15/38 (a)	10,500,000	10,500,000
	Charlotte-Mecklenburg Hospital Authority, Carolinas REMK, Revenue Bonds Series E, Insured: AGM 0.97%, due 1/15/44 (a)	15,500,000	15,500,000
	North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	10,955,000
			36,955,000
	North Dakota 0.7%
	Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds
	Series C 5.00%, due 6/1/48	5,000,000	5,410,600
	Series C 5.00%, due 6/1/53	18,800,000	20,179,544
			25,590,144
	Ohio 5.4%
	Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	2,000,000	2,225,860
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	13,195,000	12,727,633
	Series A-2 5.375%, due 6/1/24	7,045,000	6,804,484
	Series A-2 5.75%, due 6/1/34	8,575,000	8,232,000
	Series A-2 5.875%, due 6/1/30	25,925,000	25,212,322
	Series A-2 5.875%, due 6/1/47	6,000,000	5,828,820
	Series A-2 6.00%, due 6/1/42	4,880,000	4,770,298
	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	240,000,000	16,588,800
	Butler County Port Authority, Liberty CTR Project, Revenue Bonds
	Series C 5.00%, due 12/1/24	870,000	871,557
	Series C 6.00%, due 12/1/43	3,500,000	3,454,430
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	Series A 5.00%, due 12/1/47	6,240,000	6,425,266
	7.00%, due 12/1/18 (e)(f)(g)	710,000	128,510
	7.35%, due 12/1/31 (e)(f)(g)	6,000,000	1,086,000
	County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 4.155%, due 12/1/28 (a)	3,950,000	3,648,970
	County of Cuyahoga OH, MetroHealth System, Revenue Bonds
	5.00%, due 2/15/37	5,350,000	5,802,984
	5.00%, due 2/15/57	6,400,000	6,742,208
	5.25%, due 2/15/47	10,500,000	11,370,975
	5.50%, due 2/15/52	2,000,000	2,209,620
	5.50%, due 2/15/57	12,300,000	13,530,738
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,812,500
	County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
	5.00%, due 1/1/42	1,080,000	1,142,024
	5.00%, due 1/1/46	2,090,000	2,254,044
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 1.02%, due 11/15/45 (a)	5,600,000	5,600,000
	Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.01%, due 1/1/39 (a)	20,000,000	20,000,000
	Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (b)(c)	4,000,000	4,126,320
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,180,000	1,307,617
	Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
	Series A 5.00%, due 7/1/34	1,400,000	1,469,580
	Series A 5.00%, due 7/1/39	1,500,000	1,566,075
	Series A 5.00%, due 7/1/46	9,790,000	10,186,887
			188,126,522
	Oklahoma 1.2%
	Norman Regional Hospital Authority, Revenue Bonds
	4.00%, due 9/1/37	2,215,000	2,268,337
	5.00%, due 9/1/37	3,500,000	3,924,410
	Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
	Series A 5.00%, due 8/1/47	16,850,000	18,129,252
	Series A 5.00%, due 8/1/52	11,165,000	12,085,889
	Series A 5.25%, due 8/1/57	3,000,000	3,298,860
	Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,416,975
			41,123,723
	Oregon 1.0%
	Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	900,000	779,292
	Clackamas County or Hospital Facility Authority, Senior Living-Willamette View Project, Revenue Bonds
	Series B 3.00%, due 11/15/22	2,500,000	2,499,925
	Series A 5.00%, due 11/15/52	1,500,000	1,594,155
	Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 2.591%, due 8/15/34 (a)	19,175,000	17,766,788
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,966,723
	Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (c)	1,560,000	1,605,209
	Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,291,360
	Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,070,350
			33,573,802
	Pennsylvania 4.0%
	Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,107,760
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,041,056
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	280,000	297,556
	Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds 5.00%, due 5/1/42 (c)	5,000,000	5,343,150
	Capital Region Water Sewer, Harrisburg Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,031,580
	Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds Series A 5.25%, due 10/15/47	3,250,000	3,335,637
	Chester County Industrial Development Authority, The Hickman Project, Revenue Bonds 5.25%, due 1/1/37	1,710,000	1,699,774
	City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
	5.00%, due 9/15/27	820,000	863,034
	5.00%, due 9/15/28	860,000	904,075
	5.00%, due 9/15/29	175,000	182,739
	5.00%, due 9/15/37	4,590,000	4,617,861
	City of Harrisburg PA, Unlimited General Obligation
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	398,160
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	263,328
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	434,004
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	116,974
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	13,735
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	327,347
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	440,932
	City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	280,000	328,636
	Crawford County Hospital Authority, Meadville Medical Center Project, Revenue Bonds Series A 6.00%, due 6/1/51	2,230,000	2,309,544
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	311,139
	Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (c)
	5.00%, due 10/15/34	6,000,000	5,756,700
	5.125%, due 10/15/41	3,000,000	2,851,740
	Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	295,000	295,758
	Harrisburg Parking Authority, Revenue Bonds Series T, Insured: XLCA 4.00%, due 5/15/19	65,000	65,444
	Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,663,863
	Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	2,540,000	2,522,068
	Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,611,050
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	6,773,571
	5.25%, due 1/15/46	1,000,000	1,074,570
	New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	4,039,327
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,153,026
	Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	270,426
	Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (a)	5,500,000	5,540,755
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
	Series A 6.25%, due 9/1/33	1,560,000	1,694,144
	Series A 6.50%, due 9/1/38	1,000,000	1,084,350
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,044,270
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,105,470
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,722,900
	5.50%, due 7/15/43	2,400,000	2,601,648
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,563,018
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,162,310
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,286,680
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,113,740
	Philadelphia Authority for Industrial Development, Senior Living, Wesley Enhanced Living Obligation Group, Revenue Bonds Series A 5.00%, due 7/1/49	3,000,000	3,187,320
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,684,575
	Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (c)	7,000,000	6,738,200
	Pottsville Hospital Authority, Schuylkill Health System Project, Revenue Bonds 5.25%, due 7/1/33 (c)	3,000,000	3,136,800
	Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	3,000,000	3,053,190
	Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
	5.00%, due 6/1/36	1,000,000	1,029,930
	5.00%, due 6/1/46	2,625,000	2,644,399
	Susquehanna Area Regional Airport Authority , Revenue Bonds Series B 4.00%, due 1/1/33	2,500,000	2,523,275
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,364,160
			138,726,698
	Puerto Rico 9.4%
	Children's Trust Fund, Asset-Backed, Revenue Bonds
	5.375%, due 5/15/33	5,500,000	5,130,455
	5.50%, due 5/15/39	1,350,000	1,246,482
	5.625%, due 5/15/43	29,480,000	27,047,900
	Children's Trust Fund, Revenue Bonds Series A (zero coupon), due 5/15/50	46,000,000	3,416,880
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	1,045,000	1,020,578
	Series A, Insured: AGC 5.00%, due 7/1/25	250,000	250,690
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,206,350
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	563,084
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,067,440
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,437,823
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	100,624
	Series A, Insured: AGC 5.50%, due 7/1/18	120,000	121,364
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,422,834
	Series A, Insured: AMBAC 5.50%, due 7/1/19	680,000	694,328
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	7,155,000	7,201,150
	Series A 8.00%, due 7/1/35 (e)(g)	2,090,000	565,345
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,356,196
	Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	1,547,000
	Senior Lien-Series A 5.00%, due 7/1/22	4,680,000	3,480,750
	Senior Lien-Series A 5.50%, due 7/1/28	4,000,000	2,975,000
	Series A 6.00%, due 7/1/44	23,230,000	17,712,875
	Senior Lien-Series A 6.00%, due 7/1/47	4,235,000	3,144,487
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,240,312
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,409,257
	Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,217,179
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series DDD 3.30%, due 7/1/19 (e)(g)	100,000	35,750
	Series TT 4.20%, due 7/1/19 (e)(g)	100,000	35,750
	Series ZZ 4.25%, due 7/1/20 (e)(g)	250,000	89,375
	Series CCC 4.375%, due 7/1/22 (e)(g)	115,000	41,113
	Series CCC 4.625%, due 7/1/25 (e)(g)	105,000	37,538
	Series ZZ 4.75%, due 7/1/27 (e)(g)	80,000	28,600
	Series A 4.80%, due 7/1/29 (e)(g)	155,000	55,413
	Series DDD 5.00%, due 7/1/21 (e)(g)	95,000	33,963
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	160,000	157,866
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,124,792
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,494,766
	Series TT 5.00%, due 7/1/25 (e)(g)	205,000	73,287
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,005,080
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	150,348
	Series TT 5.00%, due 7/1/27 (e)(g)	160,000	57,200
	Series TT 5.00%, due 7/1/37 (e)(g)	490,000	175,175
	Series A 5.00%, due 7/1/42 (e)(g)	630,000	225,225
	Series ZZ 5.25%, due 7/1/23 (e)(g)	50,000	17,875
	Series AAA 5.25%, due 7/1/26 (e)(g)	70,000	25,025
	Series CCC 5.25%, due 7/1/26 (e)(g)	180,000	64,350
	Series AAA 5.25%, due 7/1/27 (e)(g)	150,000	53,625
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,830,000	3,639,649
	Series AAA 5.25%, due 7/1/30 (e)(g)	145,000	51,838
	Insured: AGM 5.25%, due 7/1/31	15,000,000	16,564,500
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	322,785
	Series WW 5.25%, due 7/1/33 (e)(g)	375,000	134,062
	Series XX 5.25%, due 7/1/35 (e)(g)	265,000	94,737
	Series WW 5.50%, due 7/1/21 (e)(g)	175,000	62,563
	Series WW 5.50%, due 7/1/38 (e)(g)	175,000	62,563
	Series A 7.00%, due 7/1/40 (e)(g)	140,000	50,050
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/18	1,610,000	1,583,451
	Series N, Insured: AMBAC (zero coupon), due 7/1/20	1,490,000	1,346,170
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	117,006
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	621,028
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	650,929
	Insured: NATL-RE 5.00%, due 7/1/22	210,000	207,199
	Insured: AGC 5.00%, due 7/1/23	2,870,000	2,879,184
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	434,498
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,533,573
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	8,853,952
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,480,000	4,943,053
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,350,000	6,834,471
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,052,612
	Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	967,580
	Series N, Insured: AGM 5.50%, due 7/1/25	2,245,000	2,485,888
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	7,424,066
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	4,899,379
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,878,524
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	522,758
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	15,570,000	5,807,299
	Series A, Insured: AMBAC (zero coupon), due 7/1/36	10,040,000	3,320,730
	Series A, Insured: AMBAC (zero coupon), due 7/1/37	6,865,000	2,138,173
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	4,934,601
	Series C, Insured: AMBAC 5.50%, due 7/1/23	1,460,000	1,494,281
	Series C, Insured: AMBAC 5.50%, due 7/1/25	12,105,000	12,207,287
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,395,000	7,427,612
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	12,323,616
	Series A 8.25%, due 5/1/18 (c)(e)(f)(g)	7,100,000	1,902,800
	Puerto Rico Infrastructure Financing Authority, Special Tax, Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 7/1/44	6,985,000	1,437,234
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,535,870
	Series A, Insured: AGM 5.00%, due 8/1/30	720,000	721,195
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,014,800
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,116,862
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/23	1,295,000	1,328,722
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,143
	Insured: AGC 5.25%, due 7/1/33	680,000	682,577
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	296,161
¤	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/40	8,970,000	2,069,200
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	58,750,000	12,819,250
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	10,000,000	2,067,800
	Series A, Insured: NATL-RE (zero coupon), due 8/1/43	73,465,000	14,386,651
	Series A, Insured: NATL-RE (zero coupon), due 8/1/44	11,035,000	2,043,020
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,790,000	1,016,782
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	1,100,000	183,359
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	57,830,000	9,894,135
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,152,587
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,113,120
			323,482,434
	Rhode Island 0.5%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,333,486
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	475,500
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,094,798
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,038,059
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	768,480
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	459,900
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	157,716
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	195,398
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	1,250,000	1,356,625
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,164
¤	Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	9,653,364
			16,598,490
	South Carolina 0.5%
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,457,030
	South Carolina Public Service Authority, Revenue Bonds Series E 5.25%, due 12/1/55	7,500,000	8,386,350
			15,843,380
	South Dakota 0.1%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,445,659

	Tennessee 0.6%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	6,998,550
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	11,910,000	13,141,018
			20,139,568
	Texas 4.2%
	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,000,000	3,251,370
	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 1.02%, due 11/1/25 (a)	3,300,000	3,300,000
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	874,830
	(zero coupon), due 1/1/33	315,000	173,228
	(zero coupon), due 1/1/34	3,275,000	1,714,102
	(zero coupon), due 1/1/35	3,700,000	1,840,935
	(zero coupon), due 1/1/36	2,000,000	949,860
	(zero coupon), due 1/1/39	3,500,000	1,446,480
	5.00%, due 1/1/33	1,225,000	1,336,132
	5.00%, due 1/1/42	2,340,000	2,526,732
	6.75%, due 1/1/41	7,500,000	8,567,550
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/37	1,150,000	1,276,213
	Series C 5.00%, due 8/15/42	10,850,000	11,993,481
	City of Houston TX , Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	7,035,776
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,988,997
	6.00%, due 8/15/43	3,500,000	4,023,215
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,703,600
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,494,562
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	679,578
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,852,485
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	958,779
	Series A 5.00%, due 6/1/38	1,960,000	2,081,167
	Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	355,778
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	320,905
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	768,036
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	435,894
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	472,179
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	136,198
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	815,979
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	94,387
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	409,587
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	791,076
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	768,053
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	513,304
	Series A, Insured: AGM (zero coupon), due 11/15/38	36,815,000	14,038,664
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	526,430
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	599,796
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	211,967
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,204,510
	New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds Series A 5.125%, due 8/15/47 (c)	2,085,000	2,089,295
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,909,366
	North East Texas Regional Mobility Authority, Revenue Bonds
	Series B 5.00%, due 1/1/41	6,000,000	6,573,840
	Series B 5.00%, due 1/1/46	2,650,000	2,893,906
	North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,124,768
	Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	2,000,000	2,211,560
	San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,123,320
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,582,980
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,885,140
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (b)	11,500,000	13,404,745
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,422,157
	7.50%, due 6/30/33	750,000	844,148
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,495,915
	Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	402,236
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,142,650
			145,637,841
	U.S. Virgin Islands 1.1%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,000,000	7,481,250
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 4.00%, due 10/1/22	2,065,000	1,414,525
	Series B 5.00%, due 10/1/19	3,500,000	2,791,250
	Series B 5.25%, due 10/1/29	2,820,000	1,607,400
	Subseries A 6.00%, due 10/1/39	790,000	436,475
	Series A 6.625%, due 10/1/29	3,105,000	1,793,137
	Series A 6.75%, due 10/1/19	1,080,000	807,300
	Series A 6.75%, due 10/1/37	10,810,000	6,242,775
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/20	2,000,000	1,090,000
	Series C 5.00%, due 10/1/30	9,270,000	4,635,000
	Series A 5.00%, due 10/1/34	2,600,000	1,296,750
	Series C 5.00%, due 10/1/39	6,130,000	3,049,675
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	6,700,000	4,455,500
	Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	563,913
			37,664,950
	Utah 0.5%
	Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	827,414
	Utah Infrastructure Agency, Telecomunication, Revenue Bonds
	Series A 5.00%, due 10/15/29	3,100,000	3,501,388
	Series A 5.00%, due 10/15/32	5,000,000	5,568,700
	Series A 5.00%, due 10/15/34	2,385,000	2,635,711
	Series A 5.00%, due 10/15/40	3,000,000	3,276,960
			15,810,173
	Vermont 0.1%
	Vermont Economic Development Authority, Mortgage Revenue, Wake Robin Corp. Project, Revenue Bonds Series A 5.00%, due 5/1/47	1,000,000	1,052,100
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	505,625
	Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,518,445
			5,076,170
	Virginia 2.2%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds 5.00%, due 7/1/46	8,450,000	9,510,898
	Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,344,078
	Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	1,740,000	1,837,927
	Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	1,966,360
¤	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	19,515,000	18,989,656
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (c)	1,945,000	2,059,697
	Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	10,000,000	11,069,700
	Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,698,800
	Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds 5.00%, due 12/31/56 (b)	17,000,000	18,713,940
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.96%, due 7/1/30 (a)	65,000	65,000
			77,256,056
	Washington 0.9%
	King County Public Hospital District No.4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,036,770
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	2,004,726
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,453,139
	Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,310,080
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,106,800
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,905,000	10,492,862
	5.50%, due 12/1/33	2,070,000	2,222,911
			29,627,288
	West Virginia 0.2%
	Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	3,949,040
	Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (c)	4,000,000	4,128,440
			8,077,480
	Wisconsin 2.0%
	Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds (c)
	Series A 5.00%, due 6/1/36	750,000	758,100
	Series A 5.125%, due 6/1/48	1,625,000	1,644,110
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,136,460
	Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,211,387
	Series A 5.00%, due 12/1/45	3,200,000	3,391,072
	Series A 5.15%, due 12/1/50	2,250,000	2,391,255
	Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,167,230
	Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	4,000,000	4,263,120
	Public Finance Authority, National Gypsum Co., Revenue Bonds (b)
	4.00%, due 8/1/35	4,000,000	3,891,880
	5.25%, due 4/1/30	10,500,000	11,307,345
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,354,263
	5.875%, due 4/1/45	6,650,000	7,212,657
	Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,641,900
	Public Finance Authority, Whitestone-Retirement Facilities 1st Mortgage, Revenue Bonds 5.00%, due 3/1/52 (c)	1,800,000	1,957,410
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (b)(c)	1,670,000	1,690,240
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,510,586
	Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	112,411
	Wisconsin Health & Educational Facilities Authority, Aurora Healthcare, Revenue Bonds Series C 0.98%, due 7/15/28 (a)	6,800,000	6,800,000
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,588,584
			68,030,010
	Wyoming 0.0% ‡
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	544,770
	Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	997,332
			1,542,102
	Total Municipal Bonds (Cost $3,312,429,245)		3,457,905,305

	Shares
Closed-End Funds 0.1%
Massachusetts 0.1%
Deutsche Municipal Income Trust	124,496	1,418,009
MFS Municipal Income Trust	98,613	657,749
Pioneer Municipal High Income Trust	84,969	962,699
Total Closed-End Funds (Cost $3,158,028)		3,038,457

Total Investments (Cost $3,315,587,273)	100.1%	3,460,943,762
Other Assets, Less Liabilities	(0.1)	(2,011,287)
Net Assets	100.0%	$3,458,932,475

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Issue in non-accrual status.
(f)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $3,117,310, which represented 0.1% of the Fund's net assets.
(g)	Issue in default.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,206)	March 2018	$(150,408,039)	$(146,623,219)	$3,784,820

1.	As of January 31, 2018, cash in the amount of $1,145,700 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$3,457,905,305	$—	$3,457,905,305
Closed-End Funds	3,038,457	—	—	3,038,457
Total Investments in Securities	3,038,457	3,457,905,305	—	3,460,943,762
Other Financial Instruments
Futures Contracts (b)	3,784,820	—	—	3,784,820
Total Investments in Securities and Other Financial Instruments	$6,823,277	$3,457,905,305	$—	$3,464,728,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.1% †
	Asset-Backed Securities 0.6%
	Auto Floor Plan 0.4%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 2.11% (1-month LIBOR + 0.01%), due 6/15/20 (a)	$600,000	$600,980

	Home Equity 0.1%
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.733%, due 6/25/33 (b)	82,834	82,627

	Other Asset-Backed Securities 0.1%
	MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (c)	189,823	186,331
	Total Asset-Backed Securities (Cost $872,490)		869,938

	Corporate Bonds 23.5%
	Aerospace & Defense 0.5%
	Boeing Co. 2.35%, due 10/30/21	125,000	124,067
	L3 Technologies, Inc. 5.20%, due 10/15/19	100,000	104,180
	Lockheed Martin Corp. 4.70%, due 5/15/46	100,000	113,565
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	103,898
	United Technologies Corp. 3.10%, due 6/1/22	250,000	252,051
			697,761
	Agriculture 0.2%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	234,266

	Airlines 0.0% ‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	19,055	19,960

	Auto Manufacturers 0.9%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	222,847
	Ford Motor Credit Co. LLC 3.81%, due 1/9/24	500,000	502,859
	General Motors Financial Co., Inc. 5.25%, due 3/1/26	300,000	323,113
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	204,682
			1,253,501
	Banks 4.4%
	Bank of America Corp.
	3.419%, due 12/20/28 (c)(d)	253,000	248,723
	5.00%, due 1/21/44	200,000	235,199
	BNP Paribas S.A. 3.25%, due 3/3/23	200,000	201,476
	Capital One Financial Corp. 3.75%, due 4/24/24	250,000	253,593
	Citigroup, Inc.
	4.45%, due 9/29/27	250,000	260,706
	5.875%, due 2/22/33	250,000	294,177
	Cooperatieve Rabobank UA 5.75%, due 12/1/43	250,000	312,140
	Credit Suisse A.G. 3.625%, due 9/9/24	250,000	254,118
¤	Goldman Sachs Group, Inc.
	2.876%, due 10/31/22 (d)	975,000	962,347
	4.25%, due 10/21/25	150,000	154,098
	HSBC Holdings PLC 4.30%, due 3/8/26	300,000	314,359
	JPMorgan Chase & Co. 4.85%, due 2/1/44	500,000	576,624
	Morgan Stanley
	2.80%, due 6/16/20	885,000	886,742
	4.00%, due 7/23/25	200,000	206,422
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	102,306
	PNC Bank N.A. 2.50%, due 1/22/21	400,000	397,574
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	102,212
	Wells Fargo & Co. 4.48%, due 1/16/24	353,000	374,814
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	189,133
			6,326,763
	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	450,000	508,504
	Coca-Cola Co. 3.15%, due 11/15/20	225,000	229,587
	Diageo Capital PLC 2.625%, due 4/29/23	250,000	246,002
	Pepsi-Cola Metropolitan Bottling Co., Inc. 7.00%, due 3/1/29	60,000	79,685
	PepsiCo, Inc. 2.85%, due 2/24/26	100,000	97,393
			1,161,171
	Biotechnology 0.6%
	Amgen, Inc. 3.125%, due 5/1/25	225,000	222,247
	Celgene Corp. 3.625%, due 5/15/24	200,000	202,093
	Gilead Sciences, Inc. 3.70%, due 4/1/24	400,000	412,426
			836,766
	Chemicals 0.6%
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	102,983
	LYB International Finance B.V. 4.00%, due 7/15/23	100,000	103,335
	Monsanto Co. 4.40%, due 7/15/44	100,000	105,096
	Mosaic Co. 4.05%, due 11/15/27	225,000	222,980
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	156,031
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	136,344
			826,769
	Computers 0.4%
	Apple, Inc.
	2.90%, due 9/12/27	225,000	217,207
	4.45%, due 5/6/44	200,000	221,073
	HP, Inc. 4.375%, due 9/15/21	150,000	156,696
			594,976
	Cosmetics & Personal Care 0.2%
	Procter & Gamble Co. 2.70%, due 2/2/26	250,000	241,856

	Diversified Financial Services 0.4%
	GE Capital International Funding Co. 4.418%, due 11/15/35	205,000	210,833
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	106,675
	Visa, Inc. 3.15%, due 12/14/25	250,000	249,499
			567,007
	Electric 2.2%
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	135,167
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	246,545
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	257,278
	Exelon Corp. 7.60%, due 4/1/32	100,000	129,843
	Florida Power & Light Co. 3.80%, due 12/15/42	150,000	152,903
	Georgia Power Co. 4.75%, due 9/1/40	125,000	138,004
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	36,570
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	199,374
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	116,637
	PacifiCorp 6.25%, due 10/15/37	200,000	266,287
	PECO Energy Co. 5.95%, due 10/1/36	150,000	194,570
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	201,856
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	84,116
	8.625%, due 4/15/31	50,000	65,707
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	131,978
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	123,647
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	193,642
	Virginia Electric & Power Co. 6.00%, due 5/15/37	175,000	225,425
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	201,493
			3,101,042
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	156,408

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	183,055

	Food 0.4%
	Conagra Brands, Inc. 7.00%, due 10/1/28	100,000	121,159
	Kraft Heinz Foods Co. 5.20%, due 7/15/45	125,000	135,122
	Mondelez International, Inc. 4.00%, due 2/1/24	50,000	52,202
	Tyson Foods, Inc. 4.50%, due 6/15/22	300,000	316,914
			625,397
	Forest Products & Paper 0.3%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	225,000	225,560
	5.50%, due 1/17/27	225,000	242,719
			468,279
	Gas 0.1%
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	194,985

	Health Care - Products 0.3%
	Medtronic, Inc. 3.50%, due 3/15/25	200,000	203,591
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	246,032
			449,623
	Health Care - Services 0.5%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	181,087
	Cigna Corp. 5.125%, due 6/15/20	150,000	157,864
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	104,558
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	104,015
	UnitedHealth Group, Inc. 4.75%, due 7/15/45	150,000	173,502
			721,026
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	200,000	203,791

	Insurance 0.7%
	American International Group, Inc. 6.25%, due 5/1/36	100,000	124,846
	AXA S.A. 8.60%, due 12/15/30	105,000	149,383
	Chubb INA Holdings, Inc. 4.35%, due 11/3/45	150,000	164,579
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	158,919
	MetLife, Inc.
	4.75%, due 2/8/21	100,000	105,841
	5.70%, due 6/15/35	100,000	124,260
	Travelers Cos., Inc. 6.75%, due 6/20/36	75,000	104,114
			931,942
	Iron & Steel 0.1%
	Vale Overseas, Ltd. 4.375%, due 1/11/22	100,000	103,750

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	150,000	156,460

	Machinery - Diversified 0.1%
	Deere & Co. 4.375%, due 10/16/19	100,000	103,449

	Media 0.8%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	175,000	229,947
	Comcast Corp.
	3.999%, due 11/1/49	79,000	78,775
	4.049%, due 11/1/52	194,000	192,699
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	121,810
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	124,231
	Time Warner Cable LLC
	5.00%, due 2/1/20	120,000	124,647
	6.55%, due 5/1/37	275,000	324,252
			1,196,361
	Mining 0.4%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	184,810
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	240,489
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	155,723
			581,022
	Multi-National 0.4%
	European Investment Bank 2.875%, due 9/15/20	250,000	252,961
	Inter-American Development Bank 6.80%, due 10/15/25	250,000	310,344
			563,305
	Oil & Gas 2.0%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	100,000	111,527
	Apache Corp. 4.75%, due 4/15/43	100,000	104,268
	BP Capital Markets PLC 4.50%, due 10/1/20	300,000	314,790
	Chevron Corp. 4.95%, due 3/3/19	125,000	128,701
	ConocoPhillips Co. 2.40%, due 12/15/22	250,000	245,594
	Devon Energy Corp. 4.00%, due 7/15/21	200,000	206,198
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	207,366
	Exxon Mobil Corp. 3.043%, due 3/1/26	250,000	248,742
	Hess Corp. 7.30%, due 8/15/31	100,000	122,630
	Marathon Petroleum Corp. 5.125%, due 3/1/21	100,000	106,672
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	259,214
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	176,987
	Petroleos Mexicanos 6.625%, due 6/15/35	250,000	265,275
	Statoil ASA 7.75%, due 6/15/23	125,000	152,594
	Suncor Energy, Inc. 6.50%, due 6/15/38	100,000	133,654
			2,784,212
	Pharmaceuticals 0.7%
	AbbVie, Inc. 3.60%, due 5/14/25	175,000	176,618
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	132,443
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	172,633
	McKesson Corp. 4.883%, due 3/15/44	100,000	107,491
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	96,898
	Wyeth LLC 6.00%, due 2/15/36	200,000	259,544
			945,627
	Pipelines 0.9%
	Energy Transfer, L.P.
	4.05%, due 3/15/25	250,000	248,899
	5.20%, due 2/1/22	100,000	106,401
	Enterprise Products Operating LLC Series B 6.875%, due 3/1/33	200,000	257,448
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	337,255
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	185,383
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	154,219
			1,289,605
	Real Estate Investment Trusts 0.4%
	ERP Operating, L.P. 4.50%, due 6/1/45	150,000	161,848
	Simon Property Group, L.P. 3.375%, due 3/15/22	325,000	330,858
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	134,961
			627,667
	Retail 0.6%
	CVS Health Corp. 6.25%, due 6/1/27	175,000	205,827
	Home Depot, Inc. 5.875%, due 12/16/36	250,000	331,725
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	235,570
	McDonald's Corp. 3.70%, due 1/30/26	100,000	102,266
			875,388
	Software 0.5%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	101,783
	Microsoft Corp. 3.00%, due 10/1/20	250,000	254,176
	Oracle Corp. 2.95%, due 5/15/25	400,000	393,808
			749,767
	Telecommunications 1.7%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	200,158
	AT&T, Inc.
	4.35%, due 6/15/45	150,000	138,129
	4.55%, due 3/9/49	6,000	5,652
	5.15%, due 11/15/46 (c)	301,000	308,815
	5.20%, due 3/15/20	250,000	263,215
	Cisco Systems, Inc. 4.45%, due 1/15/20	200,000	207,922
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	120,103
	Orange S.A. 9.00%, due 3/1/31	175,000	261,793
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	230,521
	Telefonica Emisiones SAU 7.045%, due 6/20/36	100,000	133,954
	Verizon Communications, Inc.
	4.672%, due 3/15/55	313,000	306,708
	4.862%, due 8/21/46	165,000	171,174
	Vodafone Group PLC 7.875%, due 2/15/30	100,000	133,636
			2,481,780
	Transportation 0.8%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	225,000	287,548
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	132,234
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	146,845
	FedEx Corp.
	3.20%, due 2/1/25	100,000	99,775
	8.00%, due 1/15/19	50,000	52,667
	Norfolk Southern Corp. 4.837%, due 10/1/41	128,000	145,856
	Union Pacific Corp. 2.75%, due 3/1/26	250,000	242,237
			1,107,162
	Water 0.2%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	216,540
	Total Corporate Bonds (Cost $31,569,550)		33,578,439

	Foreign Government Bonds 1.9%
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	309,000
	5.00%, due 6/15/45	200,000	210,200
	Mexico Government International Bond
	4.15%, due 3/28/27	450,000	460,800
	4.75%, due 3/8/44	250,000	249,750
	Panama Government International Bond 3.75%, due 3/16/25	355,000	366,715
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	351,312
	Philippine Government International Bond 4.20%, due 1/21/24	300,000	319,603
	Poland Government International Bond 3.00%, due 3/17/23	370,000	370,185
	Province of Quebec Canada Series NJ 7.50%, due 7/15/23	100,000	121,926
	Total Foreign Government Bonds (Cost $2,725,660)		2,759,491

	Mortgage-Backed Securities 2.1%
	Agency (Collateralized Mortgage Obligations) 1.1%
¤	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (d)	800,000	819,646
	Series K039, Class A2 3.303%, due 7/25/24	800,000	819,435
			1,639,081
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	732,746
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	634,818
			1,367,564
	Total Mortgage-Backed Securities (Cost $2,995,876)		3,006,645

	Municipal Bonds 0.8%
	Texas 0.8%
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	900,000	1,058,958
	Total Municipal Bonds (Cost $1,057,432)		1,058,958

	U.S. Government & Federal Agencies 66.2%
¤	Federal Home Loan Mortgage Corporation 0.9%

	2.375%, due 1/13/22	500,000	498,915
	2.753%, due 1/30/23	225,000	224,494
	3.75%, due 3/27/19	600,000	611,857
			1,335,266
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.6%
	2.50%, due 6/1/28	326,130	323,257
	2.50%, due 1/1/31	370,306	365,017
	2.50%, due 12/1/31	88,359	87,097
	2.50%, due 2/1/33	100,000	98,572
	3.00%, due 2/1/27	140,731	141,560
	3.00%, due 8/1/29 TBA (e)	100,000	100,469
	3.00%, due 9/1/30	330,037	331,743
	3.00%, due 9/1/32	98,248	98,756
	3.00%, due 12/1/37	99,100	98,458
	3.00%, due 8/1/43	608,816	599,333
	3.00%, due 9/1/44 TBA (e)	100,000	97,992
	3.00%, due 4/1/45	381,121	373,956
	3.00%, due 4/1/46	185,440	182,023
	3.00%, due 7/1/46	172,410	169,233
	3.00%, due 9/1/46	272,106	267,093
	3.00%, due 10/1/46	219,018	214,949
	3.00%, due 11/1/46	276,652	271,469
	3.00%, due 1/1/47	93,757	91,937
	3.00%, due 3/1/47	98,362	96,495
	3.00%, due 4/1/47	98,710	96,865
	3.50%, due 4/1/26	183,902	188,556
	3.50%, due 4/1/32	132,339	135,567
	3.50%, due 4/1/41	144,343	146,489
	3.50%, due 3/1/42	238,757	242,309
	3.50%, due 4/1/42	334,476	339,452
	3.50%, due 7/1/44	128,715	130,478
	3.50%, due 2/1/45 TBA (e)	240,000	242,325
	3.50%, due 2/1/45	72,705	73,530
	3.50%, due 9/1/45	812,080	821,314
	3.50%, due 3/1/46	76,152	77,018
	3.50%, due 4/1/46	243,054	245,819
	3.50%, due 6/1/46	176,963	178,977
	3.50%, due 12/1/46	89,841	90,865
	3.50%, due 6/1/47	297,269	300,649
	3.50%, due 9/1/47	198,885	201,152
	3.50%, due 1/1/48	99,710	100,846
	4.00%, due 8/1/18	8,813	9,027
	4.00%, due 2/1/31	97,115	101,085
	4.00%, due 7/1/39	274,829	284,432
	4.00%, due 12/1/40	187,445	194,521
	4.00%, due 2/1/41	144,150	149,588
	4.00%, due 5/1/44 TBA (e)	110,000	113,676
	4.00%, due 5/1/44	435,280	450,064
	4.00%, due 8/1/45	196,657	203,319
	4.00%, due 9/1/45	63,946	66,112
	4.00%, due 4/1/47	195,365	201,983
	4.00%, due 6/1/47	95,133	98,356
	4.00%, due 10/1/47	49,124	50,789
	4.50%, due 6/1/34	9,055	9,541
	4.50%, due 6/1/35	43,903	46,448
	4.50%, due 8/1/35	56,611	59,912
	4.50%, due 7/1/39	5,003	5,292
	4.50%, due 1/1/40	246,752	260,918
	4.50%, due 8/1/40	197,320	208,688
	4.50%, due 2/1/41	5,090	5,394
	5.00%, due 8/1/35	190,815	206,141
	5.00%, due 6/1/37	74,075	80,372
	5.50%, due 9/1/35	53,474	58,946
	5.50%, due 4/1/37	56,685	62,206
	5.50%, due 4/1/38	48,154	52,890
	5.50%, due 8/1/38	43,310	47,501
	6.00%, due 5/1/40	84,461	94,636
	6.50%, due 11/1/25	1,006	1,115
	6.50%, due 5/1/26	728	807
	6.50%, due 3/1/27	2,734	3,030
	6.50%, due 5/1/31	2,665	2,954
	6.50%, due 8/1/31	1,480	1,640
	6.50%, due 1/1/32	16,529	18,319
	6.50%, due 3/1/32	9,121	10,109
	6.50%, due 4/1/32	6,395	7,087
	6.50%, due 7/1/32	6,656	7,377
	6.50%, due 9/1/37	14,785	16,385
	7.00%, due 4/1/26	1,872	2,064
	7.00%, due 7/1/26	196	211
	7.00%, due 12/1/27	2,653	2,876
	7.00%, due 1/1/30	281	302
	7.50%, due 1/1/26	334	367
	7.50%, due 2/1/32	12,043	13,935
	8.00%, due 7/1/26	91	102
			10,832,137
¤	Federal National Mortgage Association 0.8%
	1.00%, due 10/24/19	500,000	490,356
	1.625%, due 1/21/20	250,000	247,436
	6.21%, due 8/6/38	275,000	399,312
			1,137,104
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.5%
	2.50%, due 2/1/28	325,356	322,489
	2.50%, due 9/1/28	112,966	111,970
	2.50%, due 6/1/29 TBA (e)	90,000	88,636
	2.50%, due 6/1/31	157,133	154,861
	2.50%, due 9/1/31	87,403	86,140
	2.50%, due 10/1/31	98,922	97,491
	2.50%, due 11/1/31	92,088	90,757
	2.50%, due 12/1/31	89,478	88,184
	2.50%, due 1/1/32	183,014	180,368
	2.50%, due 3/1/32	157,677	155,398
	2.50%, due 5/1/43	143,987	136,497
	3.00%, due 8/1/21	137,635	138,404
	3.00%, due 11/1/23	122,533	123,649
	3.00%, due 12/1/24	66,059	66,662
	3.00%, due 4/1/25	96,303	97,186
	3.00%, due 2/1/29	111,351	112,169
	3.00%, due 8/1/30	187,247	188,628
	3.00%, due 4/1/31	151,251	152,097
	3.00%, due 3/1/32	90,278	90,783
	3.00%, due 6/1/32	78,162	78,599
	3.00%, due 12/1/32	99,214	99,795
	3.00%, due 4/1/35	260,585	260,074
	3.00%, due 6/1/36	328,335	327,081
	3.00%, due 8/1/43	768,512	757,322
	3.00%, due 9/1/43	744,337	733,500
	3.00%, due 5/1/44 TBA (e)	200,000	196,090
	3.00%, due 9/1/45	238,426	233,976
	3.00%, due 7/1/46	177,276	173,868
	3.00%, due 9/1/46	644,116	631,736
	3.00%, due 11/1/46	466,039	457,081
	3.00%, due 1/1/47	75,686	74,231
	3.00%, due 2/1/47	197,926	194,121
	3.00%, due 4/1/47	47,509	46,596
	3.00%, due 10/1/47	199,069	195,242
	3.50%, due 2/1/21	52,075	53,312
	3.50%, due 11/1/25	141,898	145,267
	3.50%, due 11/1/27	73,481	75,365
	3.50%, due 7/1/29	43,230	44,264
	3.50%, due 5/1/31	202,831	207,438
	3.50%, due 12/1/40	184,382	187,218
	3.50%, due 12/1/41	176,883	179,608
	3.50%, due 3/1/42	427,072	433,646
	3.50%, due 10/1/43	401,980	407,143
	3.50%, due 11/1/43	166,335	168,849
	3.50%, due 1/1/44	175,424	178,126
	3.50%, due 11/1/44 TBA (e)	200,000	201,875
	3.50%, due 8/1/45	759,581	767,387
	3.50%, due 9/1/45	195,004	196,997
	3.50%, due 10/1/45	138,934	140,369
	3.50%, due 11/1/45	170,101	171,873
	3.50%, due 1/1/46	161,280	162,962
	3.50%, due 2/1/46	262,625	265,368
	3.50%, due 3/1/46	143,102	144,592
	3.50%, due 4/1/46	210,516	212,691
	3.50%, due 11/1/46	99,433	100,478
	3.50%, due 7/1/47	99,531	100,598
	3.50%, due 10/1/47	260,000	262,801
	3.50%, due 11/1/47	398,030	402,297
	4.00%, due 3/1/22	68,391	70,140
	4.00%, due 3/1/25	83,257	86,018
	4.00%, due 1/1/31	99,174	103,187
	4.00%, due 6/1/39	242,284	251,657
	4.00%, due 12/1/39	310,172	321,997
	4.00%, due 9/1/40	229,525	238,263
	4.00%, due 3/1/41	437,593	454,140
	4.00%, due 4/1/44 TBA (e)	160,000	165,269
	4.00%, due 11/1/44	244,446	252,795
	4.00%, due 11/1/45	143,773	148,593
	4.00%, due 12/1/45	132,689	137,136
	4.00%, due 6/1/46	149,105	154,136
	4.00%, due 7/1/46	133,723	138,189
	4.00%, due 9/1/46	193,810	200,283
	4.00%, due 2/1/47	84,852	87,686
	4.00%, due 5/1/47	451,278	466,708
	4.00%, due 10/1/47	194,042	200,576
	4.50%, due 5/1/19	715	721
	4.50%, due 11/1/22	2,062	2,092
	4.50%, due 4/1/24	37,851	38,171
	4.50%, due 3/1/30	98,214	103,861
	4.50%, due 3/1/40	452,435	483,120
	4.50%, due 4/1/41	130,150	135,807
	4.50%, due 9/1/41	94,492	99,811
	4.50%, due 8/1/44	87,765	92,789
	4.50%, due 11/1/44	75,077	79,353
	4.50%, due 5/1/47	99,614	105,127
	4.50%, due 7/1/47	70,000	73,881
	4.50%, due 8/1/47	82,909	87,431
	5.00%, due 7/1/35	109,649	118,345
	5.00%, due 7/1/37	177,142	191,236
	5.00%, due 8/1/38	63,725	68,788
	5.50%, due 5/1/35	66,813	72,614
	5.50%, due 11/1/36	21,876	23,846
	5.50%, due 8/1/37	140,871	155,427
	6.00%, due 7/1/36	43,623	48,498
	6.00%, due 12/1/36	16,731	18,819
	6.00%, due 4/1/37	53,088	59,852
	6.00%, due 8/1/37	18,641	20,825
	6.00%, due 12/1/37	57,838	64,595
	6.50%, due 8/1/32	31,953	35,533
	6.50%, due 8/1/35	13,755	15,240
	6.50%, due 8/1/36	546	607
	6.50%, due 8/1/37	2,999	3,322
	6.50%, due 10/1/37	1,042	1,194
	6.50%, due 11/1/37	6,470	7,168
	6.50%, due 12/1/37	14,380	16,099
	7.50%, due 7/1/30	4,015	4,119
	7.50%, due 7/1/31	15,433	16,909
	8.00%, due 6/1/25	60	66
	8.00%, due 9/1/25	492	532
	8.00%, due 9/1/26	2,003	2,257
	8.00%, due 10/1/26	196	198
	8.00%, due 11/1/26	161	161
			17,877,392
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
	2.50%, due 1/20/47	94,122	90,063
	3.00%, due 1/20/43	266,108	264,790
	3.00%, due 8/15/43	53,966	53,904
	3.00%, due 8/20/43	510,793	508,315
	3.00%, due 9/15/43	122,054	121,915
	3.00%, due 3/20/45	135,339	134,174
	3.00%, due 4/1/45 TBA (e)	100,000	99,000
	3.00%, due 7/20/45	216,684	214,750
	3.00%, due 2/20/46	89,189	88,375
	3.00%, due 8/20/46	890,040	881,918
	3.00%, due 9/20/46	375,400	371,974
	3.00%, due 11/20/46	97,945	97,051
	3.00%, due 12/20/46	276,061	273,542
	3.00%, due 5/20/47	68,997	68,367
	3.50%, due 6/20/42	402,523	412,470
	3.50%, due 4/15/43	170,384	174,454
	3.50%, due 8/20/43	189,178	193,680
	3.50%, due 11/20/43	516,273	528,559
	3.50%, due 4/20/45	255,874	260,891
	3.50%, due 6/1/45 TBA (e)	170,000	173,081
	3.50%, due 12/20/45	702,123	715,968
	3.50%, due 1/20/46	211,296	215,446
	3.50%, due 2/20/46	87,031	88,740
	3.50%, due 11/20/46	255,812	260,659
	3.50%, due 1/20/47	535,177	545,298
	3.50%, due 5/20/47	850,978	867,071
	3.50%, due 6/20/47	98,696	100,565
	3.50%, due 7/20/47	99,284	101,170
	4.00%, due 9/15/40	192,119	200,108
	4.00%, due 12/15/41	71,998	74,984
	4.00%, due 1/20/42	583,907	614,353
	4.00%, due 10/20/43	122,826	128,491
	4.00%, due 8/20/44	278,249	290,267
	4.00%, due 1/1/45 TBA (e)	100,000	103,473
	4.00%, due 4/20/45	105,698	110,053
	4.00%, due 12/20/45	60,058	62,652
	4.00%, due 1/20/46	61,265	63,872
	4.00%, due 2/20/46	62,029	64,709
	4.00%, due 2/20/47	88,474	91,611
	4.00%, due 4/20/47	209,043	216,412
	4.00%, due 5/20/47	103,379	107,049
	4.50%, due 4/15/39	151,707	160,585
	4.50%, due 5/20/39	135,837	143,560
	4.50%, due 6/20/40	94,304	99,671
	4.50%, due 9/15/40	56,243	59,624
	4.50%, due 7/20/41	159,254	168,440
	4.50%, due 9/20/43	98,227	104,055
	4.50%, due 5/20/47	90,565	94,754
	5.00%, due 4/20/33	34,086	36,647
	5.00%, due 8/15/33	26,340	27,949
	5.00%, due 6/20/36	2,406	2,587
	5.00%, due 8/15/39	108,951	117,502
	5.00%, due 9/20/40	172,501	187,048
	5.50%, due 3/15/33	102,457	113,195
	5.50%, due 7/20/34	34,850	38,219
	5.50%, due 12/20/35	61,041	66,542
	6.00%, due 3/20/29	10,574	11,874
	6.00%, due 12/15/32	6,379	7,160
	6.00%, due 1/20/35	29,887	33,947
	6.50%, due 6/15/35	627	706
	8.00%, due 6/15/26	75	81
	8.00%, due 10/15/26	83	88
	8.00%, due 5/15/27	69	70
	8.00%, due 7/15/27	203	217
	8.00%, due 9/15/27	205	222
	8.50%, due 7/15/26	572	629
	8.50%, due 11/15/26	4,428	4,481
			11,514,077
¤	United States Treasury Bonds 6.1%
	2.75%, due 8/15/47	2,425,000	2,331,600
	3.00%, due 11/15/44	1,485,000	1,504,084
	3.00%, due 11/15/45	75,000	75,932
	3.00%, due 5/15/47	1,110,000	1,122,097
	3.375%, due 5/15/44	250,000	270,508
	4.50%, due 2/15/36	2,700,000	3,352,219
			8,656,440
¤	United States Treasury Notes 30.2%
	0.75%, due 7/31/18	75,000	74,660
	0.75%, due 9/30/18	1,125,000	1,117,397
	0.75%, due 10/31/18	1,050,000	1,041,756
	0.875%, due 5/31/18	200,000	199,578
	1.00%, due 9/15/18	1,000,000	995,273
	1.125%, due 1/31/19	2,000,000	1,983,750
	1.125%, due 2/28/21	300,000	289,301
	1.125%, due 6/30/21	915,000	877,685
	1.25%, due 12/15/18	325,000	323,197
	1.25%, due 6/30/19	400,000	395,609
	1.25%, due 8/31/19	300,000	296,121
	1.375%, due 7/31/19	600,000	593,859
	1.375%, due 9/30/19	250,000	247,051
	1.375%, due 2/15/20	450,000	442,934
	1.375%, due 3/31/20	2,550,000	2,506,371
	1.375%, due 9/15/20	475,000	464,442
	1.375%, due 1/31/21	1,425,000	1,386,314
	1.375%, due 4/30/21	300,000	290,883
	1.375%, due 5/31/21	300,000	290,520
	1.375%, due 6/30/23	1,475,000	1,386,270
	1.50%, due 10/31/19	275,000	272,100
	1.50%, due 6/15/20	250,000	245,869
	1.50%, due 7/15/20	275,000	270,209
	1.50%, due 8/15/20	650,000	638,117
	1.50%, due 1/31/22	600,000	578,531
	1.50%, due 2/28/23	425,000	404,032
	1.625%, due 3/15/20	450,000	444,867
	1.625%, due 10/15/20	1,750,000	1,720,742
	1.625%, due 8/31/22	325,000	312,724
	1.625%, due 4/30/23	600,000	572,719
	1.625%, due 5/31/23	650,000	619,861
	1.75%, due 11/15/20	2,150,000	2,119,766
	1.75%, due 3/31/22	300,000	291,680
	1.75%, due 1/31/23	850,000	818,789
	1.875%, due 12/15/20	800,000	790,875
	1.875%, due 1/31/22	400,000	391,313
	1.875%, due 2/28/22	1,500,000	1,466,191
	1.875%, due 3/31/22	250,000	244,180
	1.875%, due 7/31/22	950,000	924,877
	1.875%, due 9/30/22	925,000	899,129
	1.875%, due 8/31/24	2,175,000	2,074,491
	2.00%, due 1/15/21	700,000	694,230
	2.00%, due 10/31/22	675,000	659,417
	2.00%, due 11/30/22	150,000	146,461
	2.125%, due 6/30/21	1,200,000	1,190,297
	2.125%, due 12/31/22	1,025,000	1,005,901
	2.125%, due 2/29/24	125,000	121,514
	2.125%, due 7/31/24	700,000	678,316
	2.125%, due 9/30/24	175,000	169,360
	2.125%, due 5/15/25	1,385,000	1,334,145
	2.25%, due 10/31/24	950,000	926,102
	2.25%, due 12/31/24	450,000	438,363
	2.25%, due 11/15/25	1,030,000	997,652
	2.25%, due 8/15/27	1,370,000	1,315,682
	2.25%, due 11/15/27	2,050,000	1,967,439
	2.375%, due 5/15/27	255,000	247,748
			43,196,660
	Total U.S. Government & Federal Agencies (Cost $96,226,847)		94,549,076
	Total Long-Term Bonds (Cost $135,447,855)		135,822,547

		Shares
	Exchange-Traded Funds 4.1%
¤	iShares 1-3 Year Credit Bond ETF	56,316	5,873,759
	Total Exchange-Traded Funds (Cost $5,919,773)		5,873,759

		Principal Amount
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	RBC Capital Markets 1.30%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $2,599,094 (Collateralized by United States Treasury Notes with rates between 1.25% and 2.00% and maturity dates between 12/15/18 and 9/30/20, with a Principal Amount of $2,660,800 and a Market Value of $2,651,023)	$2,599,000	2,599,000
	Total Short-Term Investment (Cost $2,599,000)		2,599,000
	Total Investments, Before Investments Sold Short (Cost $143,966,628)	101.0%	144,295,306

		Principal Amount
	Investments Sold Short (0.1%)
	U.S. Government Security Sold Short (0.1%)
	Federal National Mortgage Association (Mortgage Pass-Through Securities) TBA (e)	(100,000)	(98,078)
	Total Investments Sold Short (Proceeds $99,938)		(98,078)
	Total Investments, Net of Investments Sold Short (Cost $143,866,690)	100.9	144,197,228
	Other Assets, Less Liabilities	(0.9)	(1,324,592)
	Net Assets	100.0%	$142,872,636

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(b)	Step coupon - Rate shown was the rate in effect as of January 31, 2018.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2018, the total net market value of these securities was $1,483,808, which represented 1.0% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	13	March 2018	$2,785,531	$2,772,047	$(13,484)
5-Year United States Treasury Note	14	March 2018	1,627,958	1,605,953	(22,005)
10-Year United States Treasury Note	7	March 2018	865,105	851,047	(14,058)
10-Year United States Treasury Ultra Note	(1)	March 2018	(133,402)	(130,203)	3,199
United States Treasury Long Bond	(30)	March 2018	(4,589,886)	(4,434,375)	155,511
United States Treasury Ultra Bond	20	March 2018	3,341,796	3,238,750	(103,046)
			$3,897,102	$3,903,219	$6,117

1.	As of January 31, 2018, cash in the amount of $27,760 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$869,938	$—	$869,938
Corporate Bonds	—	33,578,439	—	33,578,439
Foreign Government Bonds	—	2,759,491	—	2,759,491
Mortgage-Backed Securities	—	3,006,645	—	3,006,645
Municipal Bonds	—	1,058,958	—	1,058,958
U.S. Government & Federal Agencies	—	94,549,076	—	94,549,076
Total Long-Term Bonds	—	135,822,547	—	135,822,547
Exchange-Traded Funds	5,873,759	—	—	5,873,759
Short-Term Investment
Repurchase Agreement	—	2,599,000	—	2,599,000
Total Investments in Securities	5,873,759	138,421,547	—	144,295,306
Other Financial Instruments
Futures Contracts (b)	158,710	—	—	158,710
Total Investments in Securities and Other Financial Instruments	$6,032,469	$138,421,547	$—	$144,454,016

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Security Sold Short	$—	$(98,078)	$—	$(98,078)
Other Financial Instruments
Futures Contracts (b)	(152,593)	—	—	(152,593)
Total Investments in Securities Sold Short and Other Financial Instruments	$(152,593)	$(98,078)	$—	$(250,671)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Australia 7.2%
	Appen, Ltd. (IT Services) (a)	139,783	$991,207
	Australia & New Zealand Banking Group, Ltd. (Banks)	23,393	538,735
	Bank of Queensland, Ltd. (Banks) (b)	171,779	1,715,017
	Beach Energy, Ltd. (Oil, Gas & Consumable Fuels)	2,430,460	2,546,003
	Bellamy's Australia, Ltd. (Food Products) (c)	41,861	501,251
	BHP Billiton PLC (Metals & Mining)	108,971	2,419,859
	BHP Billiton, Ltd. (Metals & Mining)	66,322	1,613,956
	BWX Ltd. (Personal Products) (a)	199,967	1,216,557
	Commonwealth Bank of Australia (Banks)	22,274	1,415,589
	Computershare, Ltd. (IT Services)	420,739	5,661,825
	CSL, Ltd. (Biotechnology)	12,571	1,483,192
	CSR, Ltd. (Construction Materials)	786,398	3,193,744
	Estia Health, Ltd. (Health Care Providers & Services)	69,751	191,660
	Fortescue Metals Group, Ltd. (Metals & Mining)	1,476,507	5,901,255
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance)	827,748	1,940,968
	GWA Group, Ltd. (Building Products)	299,077	679,609
	Macquarie Group, Ltd. (Capital Markets)	14,279	1,186,615
	Mineral Resources, Ltd. (Metals & Mining)	305,276	4,629,557
	Monadelphous Group, Ltd. (Construction & Engineering)	146,009	2,066,005
	Nine Entertainment Co. Holdings, Ltd. (Media)	1,848,674	2,502,631
	OZ Minerals, Ltd. (Metals & Mining)	663,332	4,997,695
	Sandfire Resources NL (Metals & Mining)	154,587	895,631
	Saracen Mineral Holdings, Ltd. (Metals & Mining) (c)	476,042	571,556
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	223,088	2,944,539
	SmartGroup Corp., Ltd. (Commercial Services & Supplies)	27,290	243,872
	St. Barbara, Ltd. (Metals & Mining)	397,917	1,212,025
	Suncorp Group, Ltd. (Insurance)	144,430	1,589,774
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	101,052	298,840
	Westpac Banking Corp. (Banks)	41,011	1,023,124
	Whitehaven Coal, Ltd. (Oil, Gas & Consumable Fuels)	665,189	2,647,885
			58,820,176
	Austria 1.4%
	AT&S Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	81,578	2,602,977
	OMV A.G. (Oil, Gas & Consumable Fuels)	26,918	1,733,163
	Raiffeisen Bank International A.G. (Banks) (b)(c)	146,963	6,318,654
	UNIQA Insurance Group A.G. (Insurance)	35,558	437,718
			11,092,512
	Belgium 0.9%
	AGFA-Gevaert N.V. (Health Care Technology) (c)	118,155	593,529
	UCB S.A. (Pharmaceuticals)	75,190	6,553,319
			7,146,848
	China 1.2%
	BOC Hong Kong Holdings, Ltd. (Banks)	730,500	3,730,638
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	4,919,700	6,000,549
			9,731,187
	Denmark 1.7%
	H. Lundbeck A/S (Pharmaceuticals)	112,354	5,727,814
	Matas A/S (Specialty Retail)	48,749	611,548
	Novo Nordisk A/S, Class B (Pharmaceuticals)	15,361	854,343
	Pandora A/S (Textiles, Apparel & Luxury Goods)	27,972	2,652,312
	Royal Unibrew A/S (Beverages)	5,321	323,281
	Scandinavin Tobacco Group A/S (Tobacco) (d)	25,365	513,689
	Vestas Wind Systems A/S (Electrical Equipment)	43,731	2,983,732
			13,666,719
	Finland 0.5%
	Finnair OYJ (Airlines)	113,886	1,378,602
	Neste OYJ (Oil, Gas & Consumable Fuels)	35,221	2,434,810
	UPM-Kymmene OYJ (Paper & Forest Products)	12,601	424,599
			4,238,011
	France 7.2%
	Air France-KLM (Airlines) (c)	299,380	4,649,906
	Alstom S.A. (Machinery)	42,869	1,881,468
¤	AXA S.A. (Insurance) (b)	274,880	9,042,139
	Casino Guichard Perrachon S.A. (Food & Staples Retailing)	89,421	5,227,961
	CNP Assurances (Insurance)	80,747	2,069,189
	Derichebourg S.A. (Commercial Services & Supplies)	106,273	1,066,101
	Eiffage S.A. (Construction & Engineering)	23,225	2,816,025
	Fnac Darty S.A. (Specialty Retail) (c)	5,415	630,617
	IPSOS (Media)	16,396	626,164
	Kering (Textiles, Apparel & Luxury Goods)	7,694	3,895,503
	Mersen S.A. (Electrical Equipment)	8,315	405,713
	Natixis S.A. (Capital Markets)	696,666	6,343,510
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	3,949	117,669
	Renault S.A. (Automobiles)	25,702	2,826,296
	Societe Generale S.A. (Banks)	51,022	2,968,093
¤	TOTAL S.A. (Oil, Gas & Consumable Fuels)	146,820	8,500,830
	Trigano S.A. (Leisure Products)	6,968	1,351,305
	Unibail-Rodamco S.E. (Equity Real Estate Investment Trusts)	5,369	1,377,171
	Vilmorin & Cie S.A. (Food Products)	4,190	458,305
	Vinci S.A. (Construction & Engineering)	24,957	2,695,726
	Vivendi S.A. (Media)	8,398	246,379
			59,196,070
	Germany 7.5%
	Allianz S.E., Registered (Insurance)	26,676	6,739,835
	Bauer A.G. (Construction & Engineering)	22,283	683,337
	Covestro A.G. (Chemicals) (d)	59,553	6,845,181
	Deutsche Beteiligungs A.G. (Capital Markets)	4,479	276,377
	Deutsche Lufthansa A.G., Registered (Airlines)	168,550	6,014,225
	Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (d)	182,744	3,373,791
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	43,030	4,968,421
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	34,042	949,268
	HOCHTIEF A.G. (Construction & Engineering)	3,915	707,227
	Hornbach Holding A.G. & Co. KGaA (Specialty Retail)	2,219	201,941
	Leoni A.G. (Auto Components)	62,268	4,782,323
	OHB S.E. (Aerospace & Defense)	13,629	784,292
	ProSiebenSat.1 Media S.E. (Media)	71,830	2,745,868
	SAP S.E. (Software)	8,459	953,921
	Siemens A.G., Registered (Industrial Conglomerates)	7,026	1,065,617
	Siltronic A.G. (Semiconductors & Semiconductor Equipment) (c)	27,014	4,477,486
	Sixt S.E. (Road & Rail)	10,335	1,066,291
	SUESS MicroTec S.E. (Semiconductors & Semiconductor Equipment) (c)	13,103	260,939
	TUI A.G. (Hotels, Restaurants & Leisure)	280,840	6,352,096
	Uniper S.E. (Independent Power & Renewable Electricity Producers)	194,467	5,801,814
	Volkswagen A.G. (Automobiles)	5,546	1,229,086
	Wacker Neuson S.E. (Machinery)	28,016	1,146,456
			61,425,792
	Hong Kong 4.1%
	AIA Group, Ltd. (Insurance)	379,800	3,252,939
	Chow Tai Fook Jewellery Group, Ltd. (Specialty Retail)	1,794,000	2,008,966
	CK Asset Holdings, Ltd. (Real Estate Management & Development)	303,500	2,896,240
	CLP Holdings, Ltd. (Electric Utilities)	44,500	454,235
	First Pacific Co., Ltd. (Diversified Financial Services)	1,078,000	768,952
	Get Nice Financial Group, Ltd. (Capital Markets)	516,000	134,563
	Link REIT (Equity Real Estate Investment Trusts)	175,500	1,552,492
	Luk Fook Holdings International, Ltd. (Specialty Retail)	368,000	1,317,201
	Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	1,186,000	3,570,440
	Melco Resorts & Entertainment, Ltd., ADR (Hotels, Restaurants & Leisure)	39,100	1,164,398
	Nameson Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	314,000	128,046
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	1,030,000	443,724
	Singamas Container Holdings, Ltd. (Machinery)	4,696,000	948,487
	United Laboratories International Holdings, Ltd. (Pharmaceuticals) (a)(c)	802,000	702,281
	VTech Holdings, Ltd. (Communications Equipment)	9,800	135,550
	WH Group, Ltd. (Food Products) (d)	5,199,000	6,440,057
	Xinyi Glass Holdings, Ltd. (Auto Components) (c)	1,588,000	2,415,703
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,227,500	5,539,140
			33,873,414
	Ireland 0.0% ‡
	AerCap Holdings N.V. (Trading Companies & Distributors) (c)	3,500	189,350

	Israel 1.4%
	Bank Hapoalim B.M. (Banks)	86,193	645,272
	Bank Leumi Le-Israel B.M. (Banks)	982,318	6,041,189
	El Al Israel Airlines (Airlines)	996,833	411,904
	Electra Consumer Products (1970) Ltd. (Household Durables)	15,397	266,961
	Harel Insurance Investments & Financial Services, Ltd. (Insurance)	187,305	1,550,125
	Israel Corp., Ltd. (Chemicals) (c)	5,602	1,082,541
	Oil Refineries, Ltd. (Oil, Gas & Consumable Fuels)	3,281,552	1,555,584
			11,553,576
	Italy 4.2%
	ASTM S.p.A. (Transportation Infrastructure)	66,296	1,798,469
¤	Enel S.p.A. (Electric Utilities)	1,224,344	7,767,629
	Falck Renewables S.p.A. (Independent Power & Renewable Electricity Producers)	390,376	981,459
	Fincantieri S.p.A (Machinery) (c)	2,545,301	4,547,409
	Intesa Sanpaolo S.p.A. (Banks)	1,405,529	5,515,180
	La Doria S.p.A. (Food Products)	48,859	932,964
	Maire Tecnimont S.p.A. (Construction & Engineering) (a)	790,920	4,124,259
	Prima Industrie S.p.A. (Machinery)	21,537	990,690
	Salini Impregilo S.p.A. (Construction & Engineering)	367,019	1,477,290
	Saras S.p.A. (Oil, Gas & Consumable Fuels)	606,820	1,325,226
	Societa Cattolica di Assicurazioni S.C. (Insurance)	376,720	4,691,198
	Societa Iniziative Autostradali e Servizi S.p.A. (Transportation Infrastructure)	28,078	528,481
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (b)	202,865	155,049
			34,835,303
	Japan 24.5%
	Aeon Fantasy Co., Ltd. (Hotels, Restaurants & Leisure)	4,100	206,183
	Aisin Seiki Co., Ltd. (Auto Components)	18,000	1,050,289
	ANA Holdings, Inc. (Airlines)	3,500	142,347
	Arakawa Chemical Industries, Ltd. (Chemicals)	12,000	245,342
	Arata Corp. (Distributors)	2,200	113,859
	Arisawa Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	35,800	377,774
	Asahi Breweries, Ltd. (Beverages)	18,800	945,597
	Asahi Diamond Industrial Co., Ltd. (Machinery)	138,800	1,710,049
	Asahi Kasei Corp. (Chemicals)	41,000	534,987
	Astellas Pharma, Inc. (Pharmaceuticals)	465,500	6,140,148
	Brother Industries, Ltd. (Technology Hardware, Storage & Peripherals)	146,400	3,742,808
	Chubu Shiryo Co., Ltd. (Food Products)	16,500	354,727
	Dai-ichi Seiko Co., Ltd. (Electronic Equipment, Instruments & Components)	6,000	168,453
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development) (b)	155,600	6,135,916
	Dentsu, Inc. (Media)	111,600	4,993,735
¤	East Japan Railway Co. (Road & Rail)	72,200	7,172,382
	Feed One Co., Ltd. (Food Products)	224,000	525,272
	Fuji Oil Co., Ltd. (Oil, Gas & Consumable Fuels)	130,700	680,018
	Futaba Industrial Co., Ltd. (Auto Components)	178,800	1,709,876
	H-ONE Co., Ltd. (Auto Components)	47,200	681,821
	Hamakyorex Co., Ltd. (Road & Rail)	18,300	631,959
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	685,000	5,436,329
	Hosiden Corp. (Electronic Equipment, Instruments & Components)	150,700	2,499,933
	Hosokawa Micron Corp. (Machinery)	15,200	1,105,505
	Hoya Corp. (Health Care Equipment & Supplies)	16,000	816,195
	Iida Group Holdings Co., Ltd. (Household Durables)	241,300	4,776,489
	Ishihara Sangyo Kaisha, Ltd. (Chemicals) (c)	119,000	2,245,489
	Jaccs Co., Ltd. (Consumer Finance)	60,300	1,552,102
	Jafco Co., Ltd. (Capital Markets)	77,600	4,392,855
	Japan Aviation Electronics Industry, Ltd. (Electronic Equipment, Instruments & Components)	259,000	4,343,950
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels)	25,300	697,563
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	120,200	716,774
	Jeol, Ltd. (Health Care Equipment & Supplies)	52,000	312,467
	JVC Kenwood Corp. (Household Durables)	572,800	2,208,929
	Kaga Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	4,200	115,032
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	16,800	517,835
	Kanematsu Corp. (Trading Companies & Distributors)	22,500	306,884
	Kasai Kogyo Co., Ltd. (Auto Components)	58,500	937,758
	Keihin Corp. (Auto Components)	99,900	2,069,011
	Kitz Corp. (Machinery)	33,600	289,002
	Kohnan Shoji Co., Ltd. (Specialty Retail)	37,800	948,722
	KYB Corp. (Auto Components)	5,700	370,706
	Kyokuto Kaihatsu Kogyo Co., Ltd. (Machinery)	46,500	810,566
	Maeda Corp. (Construction & Engineering)	131,400	1,797,016
	Makino Milling Machine Co., Ltd. (Machinery)	195,000	2,191,674
	Marubeni Corp. (Trading Companies & Distributors)	839,200	6,289,580
	Maruwa Co., Ltd. (Electronic Equipment, Instruments & Components)	33,000	2,947,238
	Meiko Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	139,400	2,617,661
	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	72,400	2,042,612
	Mitsubishi Logisnext Co., Ltd. (Machinery)	60,400	577,609
	Mixi, Inc. (Internet Software & Services)	55,200	2,434,625
	Modec, Inc. (Energy Equipment & Services)	56,400	1,562,792
	Monex Group, Inc. (Capital Markets)	740,600	2,740,702
	Namura Shipbuilding Co., Ltd. (Machinery)	118,100	799,449
	Nanto Bank, Ltd. (Banks)	44,100	1,254,287
	Nexon Co., Ltd. (Software) (b)(c)	191,600	6,362,096
	NH Foods, Ltd. (Food Products)	27,000	648,475
	Nikkiso Co., Ltd. (Health Care Equipment & Supplies)	155,800	1,845,282
	Nippon Chemi-Con Corp. (Electronic Equipment, Instruments & Components)	99,600	3,371,091
	Nippon Koei Co., Ltd. (Construction & Engineering)	13,400	442,493
	Nippon Soda Co., Ltd. (Chemicals)	315,000	2,166,941
	Nishi-Nippon Financial Holdings, Inc. (Banks)	30,800	402,598
	Nisshin Oillio Group, Ltd. (Food Products)	36,200	1,090,941
	Nisshin Steel Co., Ltd. (Metals & Mining)	74,500	1,254,974
	Nittetsu Mining Co., Ltd. (Metals & Mining)	12,000	862,874
	Nojima Corp. (Specialty Retail)	55,900	1,344,119
	Nomura Holdings, Inc. (Capital Markets) (b)	1,061,800	6,881,226
	Noritake Co., Ltd. (Machinery)	27,400	1,460,731
	NTN Corp. (Machinery)	220,900	1,131,108
	NTT Data Corp. (IT Services)	48,300	567,637
	Okasan Securities Group, Inc. (Capital Markets)	221,000	1,508,152
	Press Kogyo Co., Ltd. (Auto Components)	155,400	985,040
	Rakuten, Inc. (Internet & Direct Marketing Retail) (c)	107,200	968,011
	Ricoh Co., Ltd. (Technology Hardware, Storage & Peripherals)	106,200	1,042,836
	Rorze Corp. (Semiconductors & Semiconductor Equipment)	27,300	681,437
	Round One Corp. (Hotels, Restaurants & Leisure)	254,300	4,712,365
	Ryobi, Ltd. (Machinery)	6,900	205,098
	Sala Corp. (Oil, Gas & Consumable Fuels)	71,500	461,734
	Sanden Holdings Corp. (Auto Components) (c)	11,400	248,425
	Sanei Architecture Planning Co., Ltd. (Household Durables)	23,700	503,872
	Shikoku Band, Ltd. (Banks)	16,400	247,870
	Shindengen Electric Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	29,000	2,672,346
	Shinnihon Corp. (Construction & Engineering)	27,300	257,321
	Shionogi & Co., Ltd. (Pharmaceuticals)	36,000	1,990,767
¤	Sony Corp. (Household Durables) (b)	178,800	8,531,366
	SRA Holdings, Inc. (Software)	3,800	135,578
	Sumitomo Chemical Co., Ltd. (Chemicals)	248,000	1,817,349
	Sumitomo Corp. (Trading Companies & Distributors)	230,000	3,958,688
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	301,300	4,448,984
	Sumitomo Mitsui Financial Group, Inc. (Banks)	156,600	6,997,296
	Sumitomo Seika Chemicals Co., Ltd. (Chemicals)	11,500	599,386
	Tachi-S Co., Ltd. (Auto Components)	49,700	901,857
	Takasago Thermal Engineering Co., Ltd. (Building Products)	23,600	445,324
	Tamura Corp. (Electronic Equipment, Instruments & Components)	68,700	541,822
	Tatsuta Electric Wire & Cable Co., Ltd. (Electrical Equipment)	89,000	654,640
	Tokyo Electron, Ltd. (Semiconductors & Semiconductor Equipment)	3,700	693,432
	TOMONY Holdings, Inc. (Banks)	214,700	1,058,062
	Tosoh Corp. (Chemicals)	262,200	6,004,397
	Towa Bank, Ltd. (Banks)	43,200	594,757
	Toyo Tanso Co., Ltd. (Electrical Equipment)	42,100	1,455,780
	Toyota Motor Corp. (Automobiles)	63,000	4,316,570
	Tsugami Corp. (Machinery)	172,000	2,552,350
	Unipres Corp. (Auto Components)	126,900	3,360,519
	YAMABIKO Corp. (Machinery)	12,700	208,700
	Yamaichi Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	24,200	502,088
	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	54,900	1,410,091
	Yorozu Corp. (Auto Components)	5,400	116,488
	Yurtec Corp. (Construction & Engineering)	68,000	553,119
			201,165,386
	Luxembourg 0.2%
	RTL Group S.A. (Media)	14,161	1,200,822

	Malta 0.0% ‡
	Catena Media PLC (Internet Software & Services) (c)	22,734	364,095

	Netherlands 3.6%
	ASR Nederland N.V. (Insurance)	87,167	3,809,420
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	51,737	4,978,139
	EXOR N.V. (Diversified Financial Services)	83,344	6,438,259
	Heineken Holding N.V. (Beverages)	5,532	587,236
	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	196,684	4,388,148
	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	16,385	668,464
¤	Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	257,030	8,986,744
			29,856,410
	New Zealand 0.0% ‡
	Air New Zealand, Ltd. (Airlines)	52,287	118,681
	Synlait Milk, Ltd. (Food Products) (c)	30,991	159,872
			278,553
	Norway 1.7%
	Austevoll Seafood ASA (Food Products)	114,488	899,995
	Grieg Seafood ASA (Food Products)	216,161	1,912,359
	Kvaerner ASA (Energy Equipment & Services) (c)	56,736	120,848
	Marine Harvest ASA (Food Products) (c)	81,303	1,407,449
	Norway Royal Salmon ASA (Food Products)	31,004	497,905
	Odfjell Drilling, Ltd. (Energy Equipment & Services) (c)	50,922	240,444
	SpareBank 1 SMN (Banks)	52,133	591,060
	SpareBank 1 SR-Bank ASA (Banks)	75,701	903,435
	Telenor ASA (Diversified Telecommunication Services)	283,388	6,635,387
	TGS NOPEC Geophysical Co. ASA (Energy Equipment & Services)	21,137	530,694
			13,739,576
	Portugal 0.4%
	Altri SGPS S.A. (Paper & Forest Products)	143,776	868,427
	CTT-Correios de Portugal S.A. (Air Freight & Logistics)	274,382	1,175,273
	Mota-Engil SGPS S.A. (Construction & Engineering)	169,364	841,096
			2,884,796
	Russia 0.5%
	Evraz PLC (Metals & Mining)	728,918	3,846,923

	Singapore 1.9%
	Asian Pay Television Trust (Media)	1,054,500	466,237
	Chip Eng Seng Corp., Ltd. (Construction & Engineering)	311,300	239,681
	Genting Singapore PLC (Hotels, Restaurants & Leisure)	5,950,200	6,123,472
	Hi-P International, Ltd. (Electronic Equipment, Instruments & Components)	948,100	1,431,040
	Oversea-Chinese Banking Corp., Ltd. (Banks)	113,100	1,114,791
	UMS Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	1,340,800	1,093,654
	Venture Corp., Ltd. (Electronic Equipment, Instruments & Components)	285,800	5,024,049
			15,492,924
	Spain 3.5%
	Amadeus IT Group S.A. (IT Services)	9,535	739,649
	Banco Santander S.A. (Banks)	162,747	1,208,916
	CaixaBank S.A. (Banks)	1,293,744	6,982,358
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	390,920	2,511,669
	Fluidra S.A. (Construction & Engineering)	12,963	174,461
	Grifols S.A. (Biotechnology)	184,495	5,934,937
	Iberdrola S.A. (Electric Utilities)	51,516	419,447
	Papeles y Cartones de Europa S.A. (Containers & Packaging)	55,894	834,130
	Repsol S.A. (Oil, Gas & Consumable Fuels)	361,325	6,798,578
	Telefonica S.A. (Diversified Telecommunication Services)	336,084	3,443,688
			29,047,833
	Sweden 1.8%
	Boliden AB (Metals & Mining)	48,855	1,771,946
	Essity AB, Class B (Household Products) (c)	31,729	950,271
	Evolution Gaming Group AB (Hotels, Restaurants & Leisure) (d)	38,421	2,981,566
	LeoVegas AB (Hotels, Restaurants & Leisure) (d)	76,318	1,089,579
	Lifco AB (Health Care Providers & Services)	3,299	132,925
	Nobina AB (Road & Rail) (d)	76,678	543,954
	Nolato AB (Industrial Conglomerates)	9,342	628,341
	Scandic Hotels Group AB (Hotels, Restaurants & Leisure) (d)	93,075	1,029,980
	Securitas AB, Class B (Commercial Services & Supplies)	46,174	854,640
	Swedish Match AB (Tobacco)	2,933	118,810
	Tele2 AB, Class B (Wireless Telecommunication Services)	402,651	5,036,267
			15,138,279
	Switzerland 10.2%
	ABB, Ltd., Registered (Electrical Equipment)	4,276	119,218
	Adecco Group A.G., Registered (Professional Services)	78,299	6,443,947
	Bobst Group S.A., Registered (Machinery)	13,672	1,792,086
	Bucher Industries A.G., Registered (Machinery)	276	126,502
	Coca-Cola HBC A.G. (Beverages) (c)	45,920	1,542,620
	Ferrexpo PLC (Metals & Mining)	1,074,833	4,451,637
	Georg Fischer A.G., Registered (Machinery)	1,704	2,467,894
	Glencore PLC (Metals & Mining) (c)	588,125	3,371,093
	Julius Baer Group, Ltd. (Capital Markets) (c)	98,555	6,766,225
	Lonza Group A.G., Registered (Life Sciences Tools & Services) (c)	8,875	2,468,694
¤	Nestle S.A., Registered (Food Products) (b)	180,478	15,593,920
¤	Novartis A.G., Registered (Pharmaceuticals) (b)	178,069	16,108,955
	Oriflame Holding A.G. (Personal Products)	37,193	1,665,210
¤	Roche Holding A.G. (Pharmaceuticals)	45,344	11,178,276
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	119,347	2,849,410
	Straumann Holding A.G., Registered (Health Care Equipment & Supplies)	4,503	3,439,842
	Swiss Re A.G. (Insurance)	26,444	2,608,175
	Zurich Insurance Group A.G. (Insurance)	2,645	869,305
			83,863,009
	United Kingdom 10.7%
	3i Group PLC (Capital Markets)	131,870	1,743,912
¤	Anglo American PLC (Metals & Mining) (b)	315,841	7,662,160
	Bellway PLC (Household Durables)	36,804	1,735,426
	Berkeley Group Holdings PLC (Household Durables)	78,767	4,435,467
	BP PLC (Oil, Gas & Consumable Fuels)	689,951	4,908,909
	British American Tobacco PLC (Tobacco)	47,536	3,252,534
	Computacenter PLC (IT Services)	64,338	1,037,739
	Debenhams PLC (Multiline Retail) (a)	337,439	143,734
	Direct Line Insurance Group PLC (Insurance)	249,400	1,307,730
	EI Group PLC (Hotels, Restaurants & Leisure) (c)	235,679	449,741
	EnQuest PLC (Oil, Gas & Consumable Fuels) (c)	909,315	483,513
	Equiniti Group PLC (IT Services) (d)	95,358	366,918
	Fenner PLC (Machinery)	78,240	526,784
	Games Workshop Group PLC (Leisure Products)	18,822	626,687
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (a)(c)	220,362	413,003
	HSBC Holdings PLC (Banks) (b)	582,459	6,211,628
	Imperial Brands PLC (Tobacco)	65,184	2,682,604
	International Consolidated Airlines Group S.A. (Airlines)	742,473	6,747,853
	J.D. Wetherspoon PLC (Hotels, Restaurants & Leisure)	74,760	1,336,403
	Kingfisher PLC (Specialty Retail)	493,397	2,430,907
	Legal & General Group PLC (Insurance)	1,091,628	4,194,158
	Lloyds Banking Group PLC (Banks)	4,817,324	4,754,397
	Morgan Sindall Group PLC (Construction & Engineering)	18,510	331,671
	N Brown Group PLC (Internet & Direct Marketing Retail)	206,855	590,930
	Next PLC (Multiline Retail)	91,654	6,626,468
	OneSavings Bank PLC (Thrifts & Mortgage Finance)	252,695	1,432,285
	Persimmon PLC (Household Durables)	74,749	2,655,431
	Petrofac, Ltd. (Energy Equipment & Services)	428,691	3,223,552
	Pets at Home Group PLC (Specialty Retail)	319,644	811,024
	Redrow PLC (Household Durables)	97,433	828,658
	Royal Mail PLC (Air Freight & Logistics)	422,032	2,813,347
	St. James's Place PLC (Capital Markets)	71,315	1,203,434
	Subsea 7 S.A. (Energy Equipment & Services)	143,477	2,233,424
	Unilever N.V., CVA (Personal Products)	2,328	134,834
	Unilever PLC (Personal Products)	65,949	3,745,506
	Vesuvius PLC (Machinery)	40,901	349,601
	William Hill PLC (Hotels, Restaurants & Leisure)	352,394	1,551,074
	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	297,399	937,421
	WPP PLC (Media)	28,169	511,146
			87,432,013
	United States 0.4%
	Shire PLC (Biotechnology)	12,597	595,152
	Sims Metal Management, Ltd. (Metals & Mining)	198,409	2,634,788
			3,229,940
	Total Common Stocks (Cost $686,948,957)		793,309,517

	Exchange-Traded Funds 0.4%
	United States 0.4%
	Global X Lithium & Battery Tech ETF (Energy Equipment & Services) (a)	58,400	2,192,336
	iShares MSCI EAFE ETF (Capital Markets)	8,311	613,684

	Total Exchange-Traded Funds (Cost $2,866,777)		2,806,020

	Preferred Stocks 0.7%
	Germany 0.7%
	Porsche Automobil Holding S.E. 1.43% (Automobiles)	18,690	1,726,420
	Schaeffler A.G. 3.80% (Auto Components)	209,534	4,166,252
	Total Preferred Stocks (Cost $5,383,475)		5,892,672

	Principal Amount
Short-Term Investment 2.6%
Repurchase Agreement 2.6%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $21,339,951 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $22,170,000 and a Market Value of $21,766,639) (Capital Markets)	$21,339,631	21,339,631
Total Short-Term Investment (Cost $21,339,631)		21,339,631

Total Investments, Before Investments Sold Short (Cost $716,538,840)	100.4%	823,347,840

	Shares
Investments Sold Short (0.1%)
Common Stocks Sold Short (0.1%)
Australia (0.0%) ‡
Jacana Minerals, Ltd. (Metals & Mining) (c)(e)(f)(g)	(26,409)	(2)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)(e)(g)	(3,372,145)	(127,712)
Virgin Australia International Holdings Pty, Ltd. (Airlines) (c)(e)(f)(g)	(444,108)	(36)
		(127,750)
China (0.0%) ‡
Boshiwa International Holding, Ltd. (Specialty Retail) (c)(e)(f)(g)	(86,000)	(2,748)

Hong Kong (0.0%) ‡
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (c)(e)(f)(g)	(1,608,000)	(20,556)

Singapore (0.1%)
Ezion Holdings, Ltd. (Energy Equipment & Services) (c)(e)(g)	(3,342,700)	(501,991)

Total Common Stocks Sold Short (Proceeds $2,393,125)		(653,045)

	Number of Rights
Rights Sold Short (0.0%)‡
Austria (0.0%) ‡
Intercell A.G. (Biotechnology) (c)(e)(f)(g)	(19,159)	(2)
Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $2,393,125)	(0.1)%	(653,047)

Total Investments, Net of Investments Sold Short (Cost $714,145,715)	100.3	822,694,793
Other Assets, Less Liabilities	(0.3)	(2,268,860)
Net Assets	100.0%	$820,425,933

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $7,355,824 and the Fund received non-cash collateral in the amount of $7,717,081.
(b)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Non-income producing security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $(653,047), which represented (0.1)% of the Fund's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(653,047), which represented (0.1)% of the Fund's net assets.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2018 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Australia
Citigroup	Altura Mining, Ltd.	1 Month LIBOR BBA minus 6.85%	11/26/2018	Monthly	$(856)	$42,735
Citigroup	Bendigo & Adelaide Bank, Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	3,104	93,559
Citigroup	Caltex Australia, Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	5,807	351,603
Citigroup	Clean TeQ Holdings, Ltd	1 Month LIBOR BBA minus 12.00%	11/26/2018	Monthly	(770)	28,428
Citigroup	Galaxy Resources Ltd.	1 Month LIBOR BBA minus 8.50%	11/26/2018	Monthly	(458)	103,978
Citigroup	HT&E, Ltd.	1 Month LIBOR BBA minus 0.71%	11/26/2018	Monthly	(969)	13,290
Citigroup	Infigen Energy	1 Month LIBOR BBA minus 1.65%	11/26/2018	Monthly	(371)	12,081
Citigroup	Myer Holdings Ltd.	1 Month LIBOR BBA minus 0.95%	11/26/2018	Monthly	(373)	12,897
Citigroup	Seven West Media, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(418)	22,632
Citigroup	Technology One, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(462)	1,192
Citigroup	Wesfarmers, Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,991	717,531
Austria
Citigroup	Zumtobel Group A.G.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(372)	12,381
Belgium
Citigroup	Euronav N.V.	1 Month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(430)	27,639
Citigroup	Ion Beam Applications	1 Month LIBOR BBA minus 22.00%	11/21/2018	Monthly	(2,399)	25,526
Denmark
Citigroup	ALK-Abello A/S	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(2,256)	329,323
Citigroup	Asetek A/S	1 Month LIBOR BBA minus 4.75%	11/21/2018	Monthly	(61)	7,133
Citigroup	Bavarian Nordic A/S	1 Month LIBOR BBA minus 0.42%	11/21/2018	Monthly	(3,389)	129,557
Citigroup	Danske Bank A/S	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	7,053	296,197
Faroe Islands
Citigroup	Bakkafrost P/F	1 Month LIBOR BBA minus 0.75%	11/21/2018	Monthly	(444)	125
Finland
Citigroup	Tikkurila Oyj	1 Month LIBOR BBA minus 0.94%	11/21/2018	Monthly	(136)	6,019
France
Citigroup	BNP Paribas S.A.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	10,269	308,111
Citigroup	Credit Agricole S.A.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,648	312,495
Citigroup	Direct Energie	1 Month LIBOR BBA minus 10.57%	11/21/2018	Monthly	(522)	5,924
Citigroup	Innate Pharma S.A.	1 Month LIBOR BBA minus 11.50%	11/21/2018	Monthly	(272)	88,504
Citigroup	Showroomprivé	1 Month LIBOR BBA minus 9.25%	11/21/2018	Monthly	(308)	3,978
Citigroup	Virbac S.A.	1 Month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(161)	2,705
Germany
Citigroup	BASF SE	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	10,586	652,924
Citigroup	Volkswagen A.G.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,104	1,697,121
Hong Kong
Citigroup	Camsing International Holding Ltd.	1 Month LIBOR BBA minus 11.16%	11/30/2018	Monthly	(210)	16,306
Citigroup	Esprit Holdings, Ltd.	1 Month LIBOR BBA minus 0.75%	11/30/2018	Monthly	(2,912)	866,075
Citigroup	Li & Fung, Ltd.	1 Month LIBOR BBA plus 0.50%	11/30/2018	Monthly	2,003	41,049
Ireland
Citigroup	COSMO Pharmaceuticals N.V.	1 Month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(1,845)	16,886
Citigroup	Greencore Group PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,036)	49,861
Italy
Citigroup	Infrastrutture Wireless Italiane S.p.A	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(178)	6,678
Citigroup	Safilo Group S.p.A.	1 Month LIBOR BBA minus 1.75%	11/21/2018	Monthly	(356)	28,007
Japan
Citigroup	Broccoli Co., Ltd.	1 Month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(282)	26,111
Citigroup	Digital Arts, Inc.	1 Month LIBOR BBA minus 1.75%	11/26/2018	Monthly	(643)	57,037
Citigroup	Erex Co., Ltd.	1 Month LIBOR BBA minus 5.15%	11/26/2018	Monthly	(599)	7,114
Citigroup	FDK Corp.	1 Month LIBOR BBA minus 22.00%	11/26/2018	Monthly	(93)	377
Citigroup	FreakOut Holdings, Inc.	1 Month LIBOR BBA minus 12.58%	11/26/2018	Monthly	(868)	230,775
Citigroup	Genky Stores, Inc.	1 Month LIBOR BBA minus 8.00%	11/26/2018	Monthly	(993)	33,513
Citigroup	Hirata Corp.	1 Month LIBOR BBA minus 6.37%	11/26/2018	Monthly	(1,641)	22,250
Citigroup	Honda Motor Co., Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,515	1,031,487
Citigroup	JINS, Inc.	1 Month LIBOR BBA minus 2.13%	11/26/2018	Monthly	(901)	24,061
Citigroup	Kusuri No Aoki Co., Ltd.	1 Month LIBOR BBA minus 0.63%	11/26/2018	Monthly	(1,840)	38,033
Citigroup	Lasertec Corp.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,608)	20,769
Citigroup	Mebuki Financial Group, Inc.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	5,314	573,406
Citigroup	MEC Co., Ltd.	1 Month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(378)	17,263
Citigroup	MINEBEA MITSUMI, Inc.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	4,676	1,378,011
Citigroup	Mitsubishi Chemical Holdings Corp.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	4,775	222,156
Citigroup	Mitsubishi Corp.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,551	1,204,227
Citigroup	Mitsui & Co., Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,431	914,774
Citigroup	Nippon Telegraph & Telephone Corp.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,287	60,524
Citigroup	NTT DoCoMo, Inc.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	5,178	202,707
Citigroup	ORIX Corp.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,282	637,835
Citigroup	Pacific Metals Co., Ltd.	1 Month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(588)	4,233
Citigroup	Rheon Automatic Machinery Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(616)	18,074
Citigroup	Rizap Group, Inc.	1 Month LIBOR BBA minus 14.25%	11/26/2018	Monthly	(52)	4,568
Citigroup	Seven & i Holdings Co., Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	7,129	86,534
Citigroup	TechMatrix Corp.	1 Month LIBOR BBA minus 3.50%	11/26/2018	Monthly	(594)	2,569
Citigroup	Yasunaga Corp.	1 Month LIBOR BBA minus 11.50%	11/26/2018	Monthly	(685)	79,041
Citigroup	Yonex Co., Ltd.	1 Month LIBOR BBA minus 15.00%	11/26/2018	Monthly	(922)	69,700
Malaysia
Citigroup	Lynas Corp., Ltd.	1 Month LIBOR BBA minus 11.00%	11/26/2018	Monthly	(682)	7,842
Netherlands
Citigroup	NN Group N.V.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	5,934	668,918
Citigroup	Nostrum Oil & Gas PLC	1 Month LIBOR BBA minus 1.56%	11/21/2018	Monthly	(247)	6,540
Citigroup	OCI N.V.	1 Month LIBOR BBA minus 1.69%	11/21/2018	Monthly	(1,198)	865
Citigroup	Royal Dutch Shell PLC Class B	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	11,159	1,340,960
Citigroup	SIF Holding N.V.	1 Month LIBOR BBA minus 2.75%	11/21/2018	Monthly	(230)	9,972
Norway
Citigroup	DNO ASA	1 Month LIBOR BBA minus 2.00%	11/21/2018	Monthly	(1,043)	66,311
Citigroup	Nordic Nanovector ASA	1 Month LIBOR BBA minus 4.72%	11/21/2018	Monthly	(1,714)	43,943
Citigroup	Schibsted ASA	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(560)	9,657
Portugal
Citigroup	Pharol Sgps S.A.	1 Month LIBOR BBA minus 10.95%	11/21/2018	Monthly	(856)	357,488
South Africa
Citigroup	Petra Diamonds, Ltd.	1 Month LIBOR BBA minus 1.02%	11/21/2018	Monthly	(2,821)	500,486
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	5,808	233,401
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	0	79,024
Citigroup	Euskaltel, S.A.	1 Month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(400)	3,531
Citigroup	Pharma Mar S.A.	1 Month LIBOR BBA minus 1.75%	11/21/2018	Monthly	(218)	16,218
Sweden
Citigroup	NetEnt AB	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(571)	12,668
Citigroup	RaySearch Laboratories AB	1 Month LIBOR BBA minus 2.46%	11/21/2018	Monthly	(1,608)	7,708
Citigroup	Tobii AB	1 Month LIBOR BBA minus 12.86%	11/21/2018	Monthly	(610)	36,870
Citigroup	Volvo AB	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	7,284	122,717
Switzerland
Citigroup	Kudelski S.A.	1 Month LIBOR BBA minus 4.36%	11/21/2018	Monthly	(356)	5,482
United Arab Emirates
Citigroup	Borr Drilling, Ltd.	1 Month LIBOR BBA minus 1.16%	11/21/2018	Monthly	(322)	2,354
United Kingdom
Citigroup	AA PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(3,156)	535,005
Citigroup	Dignity PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(242)	38,128
Citigroup	Fiat Chrysler Automobiles N.V.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	5,264	2,091,990
Citigroup	Hill & Smith Holdings PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(219)	738
Citigroup	IP Group PLC	1 Month LIBOR BBA minus 1.44%	11/21/2018	Monthly	(209)	4,869
Citigroup	J Sainsbury PLC	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	5,581	652,076
Citigroup	Laird PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(117)	11,093
Citigroup	NCC Group PLC	1 Month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(2,451)	132,095
Citigroup	Old Mutual PLC	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	5,198	1,584,265
Citigroup	Provident Financial PLC	1 Month LIBOR BBA minus 6.00%	11/21/2018	Monthly	(472)	15,356
Citigroup	Rio Tinto PLC	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	7,853	1,482,751
Citigroup	Serco Group PLC	1 Month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(3,513)	557,344
Citigroup	Sirius Minerals PLC	1 Month LIBOR BBA minus 4.50%	11/21/2018	Monthly	(1,037)	66,134
Citigroup	Vodafone Group PLC	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	9,179	852,670
					$122,844	$24,855,068

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Australia
Citigroup	Aconex, Ltd.	1 Month LIBOR BBA minus 4.50%	11/26/2018	Monthly	(74)	(43,437)
Citigroup	APN Outdoor Group, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(538)	(7,109)
Citigroup	ARB Corp., Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(198)	(8,096)
Citigroup	Ardent Leisure Group	1 Month LIBOR BBA minus 1.00%	11/26/2018	Monthly	(2,102)	(184,591)
Citigroup	Asaleo Care, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(177)	(19,172)
Citigroup	Automotive Holdings Group, Ltd.	1 Month LIBOR BBA minus 0.92%	11/26/2018	Monthly	(439)	(11,678)
Citigroup	Breville Group, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(46)	(727)
Citigroup	Collins Foods, Ltd.	1 Month LIBOR BBA minus 2.50%	11/26/2018	Monthly	(166)	(514)
Citigroup	GUD Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(316)	(18,615)
Citigroup	Independence Group NL	1 Month LIBOR BBA minus 0.56%	11/26/2018	Monthly	(1,498)	(288,669)
Citigroup	Liquefied Natural Gas, Ltd.	1 Month LIBOR BBA minus 8.00%	11/26/2018	Monthly	(169)	(43,180)
Citigroup	Mayne Pharma Group, Ltd.	1 Month LIBOR BBA minus 6.36%	11/26/2018	Monthly	(1,811)	(101,945)
Citigroup	Nanosonics, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(3,190)	(198,250)
Citigroup	NRW Holdings, Ltd.	1 Month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(105)	(142)
Citigroup	oOh!media, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(231)	(8,491)
Citigroup	Orocobre, Ltd.	1 Month LIBOR BBA minus 2.75%	11/26/2018	Monthly	(489)	(17,150)
Citigroup	Pilbara Minerals, Ltd.	1 Month LIBOR BBA minus 8.68%	11/26/2018	Monthly	(348)	(63,182)
Citigroup	Resolute Mining, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(344)	(106,522)
Citigroup	Sirtex Medical, Ltd.	1 Month LIBOR BBA minus 0.58%	11/26/2018	Monthly	(2,308)	(2,256,016)
Citigroup	Southern Cross Media Group, Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(180)	(23,514)
Citigroup	Syrah Resources, Ltd.	1 Month LIBOR BBA minus 4.42%	11/26/2018	Monthly	(2,368)	(188,500)
Citigroup	Virgin Australia Holdings, Ltd.	1 Month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(63)	(30,439)
Citigroup	Vocus Group, Ltd.	1 Month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(2,854)	(271,403)
Citigroup	Webjet, Ltd.	1 Month LIBOR BBA minus 0.89%	11/26/2018	Monthly	(2,857)	(156,947)
Citigroup	Western Areas, Ltd.	1 Month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(642)	(96,960)
Austria
Citigroup	DO & CO A.G.	1 Month LIBOR BBA minus 8.00%	11/21/2018	Monthly	(602)	(117,059)
Citigroup	Schoeller-Bleckmann Oilfield Equipment A.G.	1 Month LIBOR BBA minus 0.75%	11/21/2018	Monthly	(1,794)	(288,504)
Belgium
Citigroup	Fagron	1 Month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(202)	(7,112)
Citigroup	Kinepolis Group N.V.	1 Month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(425)	(24,207)
Citigroup	Nyrstar N.V.	1 Month LIBOR BBA minus 2.50%	11/21/2018	Monthly	(2,665)	(207,257)
China
Citigroup	Microsoft Scientific Corp.	1 Month LIBOR BBA minus 3.00%	11/30/2018	Monthly	(131)	(13,762)
Denmark
Citigroup	Ambu A/S	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,665)	(321,668)
Citigroup	Zealand Pharma A/S	1 Month LIBOR BBA minus 11.00%	11/21/2018	Monthly	(155)	(25,864)
Finland
Citigroup	Caverion Corp.	1 Month LIBOR BBA minus 2.28%	11/21/2018	Monthly	(529)	(23,168)
Citigroup	Outotec Oyj	1 Month LIBOR BBA minus 1.98%	11/21/2018	Monthly	(380)	(55,787)
France
Citigroup	Chargeurs S.A.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(551)	(48,247)
Citigroup	DBV Technologies S.A.	1 Month LIBOR BBA minus 1.75%	11/21/2018	Monthly	(1,508)	(5,146)
Citigroup	Genfit	1 Month LIBOR BBA minus 8.59%	11/21/2018	Monthly	(1,787)	(293,038)
Citigroup	Peugeot S.A.	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	6,623	(194,835)
Citigroup	Sanofi	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	11,891	(1,042,190)
Citigroup	Sartorius Stedim Biotech	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,431)	(353,675)
Citigroup	SOITEC	1 Month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(94)	(9,937)
Citigroup	Solocal Group	1 Month LIBOR BBA minus 3.87%	11/21/2018	Monthly	(2,443)	(320,088)
Citigroup	Technicolor S.A., Registered	1 Month LIBOR BBA minus 0.41%	11/21/2018	Monthly	(2,778)	(325,259)
Germany
Citigroup	Basler A.G.	1 Month LIBOR BBA minus 3.00%	11/21/2018	Monthly	(126)	(1,052)
Citigroup	Bayer A.G., Registered	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	11,640	(423,821)
Citigroup	Bertrandt A.G.	1 Month LIBOR BBA minus 5.22%	11/21/2018	Monthly	(530)	(177,493)
Citigroup	Evotec A.G.	1 Month LIBOR BBA minus 1.63%	11/21/2018	Monthly	(1,511)	(133,355)
Citigroup	Grammer A.G.	1 Month LIBOR BBA minus 1.14%	11/21/2018	Monthly	(887)	(92,485)
Citigroup	Hapag-Lloyd A.G.	1 Month LIBOR BBA minus 4.00%	11/21/2018	Monthly	(281)	(21,765)
Citigroup	Hypoport A.G.	1 Month LIBOR BBA minus 5.00%	11/21/2018	Monthly	(2,722)	(263,767)
Citigroup	Nordex S.E.	1 Month LIBOR BBA minus 18.50%	11/21/2018	Monthly	(155)	(76,129)
Citigroup	Paragon A.G.	1 Month LIBOR BBA minus 8.88%	11/21/2018	Monthly	(128)	(9,547)
Citigroup	SLM Solutions Group A.G.	1 Month LIBOR BBA minus 13.00%	11/21/2018	Monthly	(310)	(108,319)
Citigroup	zooplus A.G.	1 Month LIBOR BBA minus 5.00%	11/21/2018	Monthly	(2,743)	(630,209)
Hong Kong
Citigroup	O LUXE Holdings, Ltd.	1 Month LIBOR BBA minus 19.14%	11/30/2018	Monthly	(488)	(121,211)
Citigroup	Pacific Basin Shipping, Ltd.	1 Month LIBOR BBA minus 0.50%	11/30/2018	Monthly	(1,512)	(26,916)
Citigroup	Sa Sa International Holdings, Ltd.	1 Month LIBOR BBA minus 0.50%	11/30/2018	Monthly	(268)	(16,744)
Citigroup	Value Partners Group, Ltd.	1 Month LIBOR BBA minus 1.50%	11/30/2018	Monthly	(36)	(10,255)
Italy
Citigroup	Ansaldo STS S.p.A.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(203)	(4,240)
Citigroup	Bio On Spa	1 Month LIBOR BBA minus 2.61%	11/21/2018	Monthly	(948)	(69,104)
Citigroup	Ei Towers S.p.A.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(351)	(9,912)
Citigroup	Prada S.p.A.	1 Month LIBOR BBA minus 0.50%	11/30/2018	Monthly	(966)	(170,369)
Citigroup	Salvatore Ferragamo S.p.A.	1 Month LIBOR BBA minus 7.25%	11/21/2018	Monthly	(2,579)	(233,683)
Citigroup	Tamburi Investment Partners S.p.A.	1 Month LIBOR BBA minus 0.52%	11/21/2018	Monthly	(1,944)	(163,932)
Japan
Citigroup	Akatsuki, Inc.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	5,802	(991,637)
Citigroup	Anicom Holdings, Inc.	1 Month LIBOR BBA minus 4.50%	11/26/2018	Monthly	(2,796)	(517,046)
Citigroup	Benefit One, Inc.	1 Month LIBOR BBA minus 0.76%	11/26/2018	Monthly	(1,229)	(287,355)
Citigroup	D.A. Consortium Holdings, Inc.	1 Month LIBOR BBA minus 1.21%	11/26/2018	Monthly	(1,428)	(218,857)
Citigroup	FP Corp.	1 Month LIBOR BBA minus 0.49%	11/26/2018	Monthly	(938)	(4,541)
Citigroup	Fujitsu, Ltd.	1 Month LIBOR BBA plus 0.50%	11/26/2018	Monthly	6,929	(559,549)
Citigroup	Funai Soken Holdings, Inc.	1 Month LIBOR BBA minus 0.53%	11/26/2018	Monthly	(1,858)	(107,291)
Citigroup	GNI Group Ltd.	1 Month LIBOR BBA minus 12.48%	11/26/2018	Monthly	(2,490)	(351,432)
Citigroup	Gurunavi, Inc.	1 Month LIBOR BBA minus 0.75%	11/26/2018	Monthly	(322)	(5,312)
Citigroup	Ichikoh Industries, Ltd.	1 Month LIBOR BBA minus 2.00%	11/26/2018	Monthly	(429)	(100,646)
Citigroup	Imuraya Group Co., Ltd.	1 Month LIBOR BBA minus 12.88%	11/26/2018	Monthly	(199)	(51,642)
Citigroup	Infomart Corp.	1 Month LIBOR BBA minus 1.98%	11/26/2018	Monthly	(1,981)	(160,974)
Citigroup	Istyle, Inc.	1 Month LIBOR BBA minus 5.00%	11/26/2018	Monthly	(1,082)	(582,989)
Citigroup	ItoKuro, Inc.	1 Month LIBOR BBA minus 8.16%	11/26/2018	Monthly	(320)	(43,109)
Citigroup	Japan Investment Adviser Co., Ltd.	1 Month LIBOR BBA minus 10.89%	11/26/2018	Monthly	(2,376)	(1,172,707)
Citigroup	KH Neochem Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,872)	(231,988)
Citigroup	Kitanotatsujin Corp.	1 Month LIBOR BBA minus 7.24%	11/26/2018	Monthly	(1,191)	(1,359,676)
Citigroup	Kotobuki Spirits Co., Ltd.	1 Month LIBOR BBA minus 1.75%	11/26/2018	Monthly	(1,580)	(925,596)
Citigroup	M&A Capital Partners Co., Ltd.	1 Month LIBOR BBA minus 9.50%	11/26/2018	Monthly	(2,048)	(1,077,367)
Citigroup	Maruwa Unyu Kikan Co., Ltd.	1 Month LIBOR BBA minus 16.56%	11/26/2018	Monthly	(769)	(400,017)
Citigroup	Matsuya Co., Ltd.	1 Month LIBOR BBA minus 0.72%	11/26/2018	Monthly	(1,824)	(341,302)
Citigroup	Medical Data Vision Co., Ltd.	1 Month LIBOR BBA minus 10.91%	11/26/2018	Monthly	(930)	(62,921)
Citigroup	MonotaRO Co., Ltd.	1 Month LIBOR BBA minus 1.50%	11/26/2018	Monthly	(1,181)	(201,141)
Citigroup	Nihon Trim Co., Ltd.	1 Month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(86)	(17,047)
Citigroup	Open Door, Inc.	1 Month LIBOR BBA minus 8.05%	11/26/2018	Monthly	(1,401)	(360,380)
Citigroup	OSAKA Titanium Technologies Co., Ltd.	1 Month LIBOR BBA minus 7.86%	11/26/2018	Monthly	(374)	(200,632)
Citigroup	PASONA Group, Inc.	1 Month LIBOR BBA minus 1.93%	11/26/2018	Monthly	(519)	(13,763)
Citigroup	Pepper Food Service Co., Ltd.	1 Month LIBOR BBA minus 12.25%	11/26/2018	Monthly	(789)	(737)
Citigroup	Prestige International, Inc.	1 Month LIBOR BBA minus 0.57%	11/26/2018	Monthly	(1,614)	(136,036)
Citigroup	Rakus Co., Ltd.	1 Month LIBOR BBA minus 6.13%	11/26/2018	Monthly	(426)	(125,073)
Citigroup	SanBio Co., Ltd.	1 Month LIBOR BBA minus 11.00%	11/26/2018	Monthly	(174)	(176,482)
Citigroup	Sanrio Co., Ltd.	1 Month LIBOR BBA minus 7.00%	11/26/2018	Monthly	(157)	(8,391)
Citigroup	SHOEI Co., Ltd.	1 Month LIBOR BBA minus 0.61%	11/26/2018	Monthly	(1,357)	(341,743)
Citigroup	Sparx Group Co., Ltd.	1 Month LIBOR BBA minus 3.17%	11/26/2018	Monthly	(647)	(35,925)
Citigroup	Tosho Co., Ltd.	1 Month LIBOR BBA minus 1.25%	11/26/2018	Monthly	(1,089)	(238,942)
Citigroup	United, Inc.	1 Month LIBOR BBA minus 6.97%	11/26/2018	Monthly	(2,889)	(258,953)
Citigroup	Universal Entertainment Corp.	1 Month LIBOR BBA minus 2.87%	11/26/2018	Monthly	(476)	(104,803)
Citigroup	UZABASE, Inc.	1 Month LIBOR BBA minus 6.32%	11/26/2018	Monthly	(438)	(19,005)
Citigroup	Vector, Inc.	1 Month LIBOR BBA minus 2.28%	11/26/2018	Monthly	(1,933)	(972,032)
Citigroup	Yakuodo Co., Ltd.	1 Month LIBOR BBA minus 2.58%	11/26/2018	Monthly	(992)	(63,742)
Citigroup	Yamashin-Filter Corp.	1 Month LIBOR BBA minus 23.50%	11/26/2018	Monthly	(386)	(5,859)
Citigroup	Yume No Machi Souzou Iinkai Co., Ltd.	1 Month LIBOR BBA minus 10.00%	11/26/2018	Monthly	(2,334)	(592,141)
Citigroup	Yushin Precision Equipment Co., Ltd.	1 Month LIBOR BBA minus 4.37%	11/26/2018	Monthly	(609)	(114,879)
Citigroup	Zenrin Co., Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(1,235)	(171,102)
Jordan
Citigroup	Hikma Pharmaceuticals PLC	1 Month LIBOR BBA minus 3.50%	11/21/2018	Monthly	(2,123)	(57,562)
Netherlands
Citigroup	Brunel International N.V.	1 Month LIBOR BBA minus 4.00%	11/21/2018	Monthly	(228)	(30,892)
Citigroup	Flow Traders	1 Month LIBOR BBA minus 0.80%	11/21/2018	Monthly	(2,269)	(89,452)
Citigroup	Koninklijke BAM Groep N.V.	1 Month LIBOR BBA minus 1.37%	11/21/2018	Monthly	(948)	(42,591)
Norway
Citigroup	Aker Solutions ASA	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,858)	(204,616)
Citigroup	Axactor AB	1 Month LIBOR BBA minus 8.19%	11/21/2018	Monthly	(2,070)	(112,887)
Citigroup	Nel ASA	1 Month LIBOR BBA minus 11.50%	11/21/2018	Monthly	(289)	(998)
Citigroup	Norsk Hydro ASA	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	1,544	(36,541)
Citigroup	Norwegian Air Shuttle ASA	1 Month LIBOR BBA minus 8.25%	11/21/2018	Monthly	(2,175)	(293,674)
Citigroup	Opera Software ASA	1 Month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(635)	(44,156)
Citigroup	Petroleum Geo-Services ASA	1 Month LIBOR BBA minus 2.00%	11/21/2018	Monthly	(2,195)	(1,215,162)
Citigroup	Salmar ASA	1 Month LIBOR BBA plus 0.40%	11/21/2018	Monthly	3,937	(369,477)
Citigroup	XXL ASA	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(834)	(85,963)
Singapore
Citigroup	BW LPG, Ltd.	1 Month LIBOR BBA minus 1.50%	11/21/2018	Monthly	(334)	(43,674)
Citigroup	Raffles Medical Group, Ltd.	1 Month LIBOR BBA minus 2.20%	11/30/2018	Monthly	(1,690)	(5,319)
Spain
Citigroup	Codere S.A.	1 Month LIBOR BBA minus 12.00%	11/21/2018	Monthly	(41)	(10,337)
Citigroup	Liberbank S.A.	1 Month LIBOR BBA minus 18.63%	11/21/2018	Monthly	(792)	(52,261)
Citigroup	Tubacex S.A.	1 Month LIBOR BBA minus 2.46%	11/21/2018	Monthly	(510)	(77,151)
Sweden
Citigroup	Avanza Bank Holding AB	1 Month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(359)	(121,007)
Citigroup	CellaVision AB	1 Month LIBOR BBA minus 0.95%	11/21/2018	Monthly	(291)	(29,957)
Citigroup	Cherry AB	1 Month LIBOR BBA minus 16.01%	11/21/2018	Monthly	(143)	(19,422)
Citigroup	Cloetta AB	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(849)	(218,054)
Citigroup	NCC A.B.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(1,370)	(3,311)
Citigroup	Recipharm AB	1 Month LIBOR BBA minus 7.00%	11/21/2018	Monthly	(83)	(12,271)
Citigroup	Sweco AB - Class B	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(89)	(4,174)
Switzerland
Citigroup	Burckhardt Compression Holding A.G.	1 Month LIBOR BBA minus 2.11%	11/21/2018	Monthly	(828)	(128,267)
Citigroup	Huber Suhner	1 Month LIBOR BBA minus 0.43%	11/21/2018	Monthly	(1,099)	(71,011)
Citigroup	u-blox Holding A.G.	1 Month LIBOR BBA minus 0.40%	11/21/2018	Monthly	(513)	(38,480)
United Kingdom
Citigroup	Daily Mail and General Trust PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,259)	(155,046)
Citigroup	Dairy Crest Group PLC	1 Month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(1,172)	(54,564)
Citigroup	Domino's Pizza Group PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(626)	(50,370)
Citigroup	Essentra PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,090)	(64,895)
Citigroup	GlaxoSmithKline PLC	1 Month LIBOR BBA plus 0.35%	11/21/2018	Monthly	10,620	(168,749)
Citigroup	Lancashire Holdings, Ltd.	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(2,524)	(12,913)
Citigroup	Melrose Industries PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(2,731)	(433,509)
Citigroup	Metro Bank PLC	1 Month LIBOR BBA minus 1.25%	11/21/2018	Monthly	(2,260)	(183,426)
Citigroup	Ocado Group PLC	1 Month LIBOR BBA minus 4.50%	11/21/2018	Monthly	(1,654)	(1,584,130)
Citigroup	On the Beach Group PLC	1 Month LIBOR BBA minus 1.29%	11/21/2018	Monthly	(756)	(178,051)
Citigroup	Ted Baker PLC	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,488)	(243,445)
Citigroup	Telecom Plus PLC	1 Month LIBOR BBA minus 0.36%	11/21/2018	Monthly	(1,629)	(38,392)
Citigroup	Tullow Oil PLC	1 Month LIBOR BBA minus 1.00%	11/21/2018	Monthly	(2,086)	(296,320)
Citigroup	Ultra Electronics Holdings	1 Month LIBOR BBA minus 0.35%	11/21/2018	Monthly	(1,716)	(377,308)
Citigroup	Vectura Group PLC	1 Month LIBOR BBA minus 0.50%	11/21/2018	Monthly	(2,738)	(161,962)
United States
Citigroup	Reliance Worldwide Corp., Ltd.	1 Month LIBOR BBA minus 0.50%	11/26/2018	Monthly	(429)	(87,726)
					$(99,896)	$(31,808,595)

*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
1	As of January 31, 2018, cash in the amount of $4,449,607 was on deposit with brokers for swap agreements.
2	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviation is used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$793,309,517	$—	$—	$793,309,517
Exchange-Traded Funds	2,806,020	—	—	2,806,020
Preferred Stocks	5,892,672	—	—	5,892,672
Short-Term Investment
Repurchase Agreement	—	21,339,631	—	21,339,631
Total Investments in Securities	802,008,209	21,339,631	—	823,347,840
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	24,855,068	—	24,855,068
Total Investments in Securities and Other Financial Instruments	$802,008,209	$46,194,699	$—	$848,202,908

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks Sold Short	$—	$(629,703	)(c)	$(23,342	)(d)	$(653,045)
Rights Sold Short (e)	—	—		(2)		(2)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(31,808,595)		—		(31,808,595)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(32,438,298)		$(23,344)		$(32,461,642)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c)	The Level 2 securities valued at $(127,712), and $(501,991) are held in Australia, and Singapore within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $(38), $(2,748), and $(20,556) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2018
Common Stocks Sold Short
Australia	$(3,401)	$-	$-	$3,363	$-	$-	$-	$-	$(38)	$3,363
China	(1,852)	-	-	(896)	-	-	-	-	(2,748)	(896)
Hong Kong	(7,935)	-	-	(12,621)	-				(20,556)	(12,621)
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(13,190)	$-	$-	$(10,154)	$-	$-	$-	$-	$(23,344)	$(10,154)

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.2% †
Equity Funds 84.7%
IQ 50 Percent Hedged FTSE Europe ETF (a)	546,732	$11,466,720
IQ 50 Percent Hedged FTSE International ETF (a)	1,526,442	34,146,355
IQ Chaikin U.S. Large Cap ETF (a)	280,947	7,464,762
IQ Chaikin U.S. Small Cap ETF (a)	1,058,682	30,214,784
IQ Global Resources ETF (b)	403,480	11,591,980
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,413,252	13,892,264
MainStay Candriam Emerging Markets Equity Fund Class I (a)(b)	1,537,365	16,649,664
MainStay Cornerstone Growth Fund Class I (a)	557,729	20,864,638
MainStay Cushing MLP Premier Fund Class I	380,513	5,022,773
MainStay Cushing Renaissance Advantage Fund Class I (a)	860,805	19,436,972
MainStay Emerging Markets Equity Fund Class I (a)	3,853,910	45,707,372
MainStay Epoch Capital Growth Fund Class I (a)(b)	510,585	6,790,779
MainStay Epoch Global Choice Fund Class I (a)	828,085	18,888,618
MainStay Epoch International Choice Fund Class I (a)	1,044,310	39,631,582
MainStay Epoch U.S. All Cap Fund Class I (a)	1,468,721	44,120,385
MainStay Epoch U.S. Equity Yield Fund Class I (a)	2,316,287	38,983,117
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,685,299	87,245,359
MainStay International Equity Fund Class I	573,727	10,212,347
MainStay International Opportunities Fund Class I (a)	4,486,824	45,316,923
MainStay Large Cap Growth Fund Class I	1,993,395	21,329,323
MainStay MAP Equity Fund Class I (a)	1,463,093	65,371,000
MainStay S&P 500 Index Fund Class I	213,720	10,983,058
MainStay U.S. Equity Opportunities Fund Class I (a)	7,521,873	79,430,980

		684,761,755

Fixed Income Funds 13.5%
IQ Enhanced Core Plus Bond U.S. ETF (a)	492,737	9,726,628
IQ S&P High Yield Low Volatility Bond ETF	196,319	4,931,533
MainStay Convertible Fund Class I	797,291	13,880,839
MainStay Floating Rate Fund Class I	2,813,334	26,389,071
MainStay High Yield Corporate Bond Fund Class I	1,285,402	7,403,916
MainStay Short Duration High Yield Fund Class I	1,621,535	16,118,057
MainStay Total Return Bond Fund Class I	928,434	9,748,558
MainStay Unconstrained Bond Fund Class I	2,350,414	20,918,685

		109,117,287

Total Affiliated Investment Companies (Cost $620,851,612)		793,879,042

	Principal Amount
Short-Term Investment 2.9%
Repurchase Agreement 2.9%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $23,002,891 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $24,370,000 and a Market Value of $23,465,191)	$23,002,546	23,002,546
Total Short-Term Investment (Cost $23,002,546)		23,002,546

Total Investments (Cost $643,854,158)	101.1%	816,881,588
Other Assets, Less Liabilities	(1.1)	(8,802,744)
Net Assets	100.0%	$808,078,844

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$684,761,755	$—	$—	$684,761,755
Fixed Income Funds	109,117,287	—	—	109,117,287
Short-Term Investment
Repurchase Agreement	—	23,002,546	—	23,002,546
Total Investments in Securities	$793,879,042	$23,002,546	$—	$816,881,588

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.2% †
Equity Funds 66.7%
IQ 50 Percent Hedged FTSE Europe ETF (a)	535,974	$11,241,090
IQ 50 Percent Hedged FTSE International ETF (a)	1,455,173	32,552,075
IQ Chaikin U.S. Large Cap ETF (a)	268,689	7,139,067
IQ Chaikin U.S. Small Cap ETF	633,569	18,082,059
IQ Global Resources ETF (b)	309,155	8,882,023
MainStay Absolute Return Multi-Strategy Fund Class I (a)	2,814,855	27,670,026
MainStay Candriam Emerging Markets Equity Fund Class I (a)(b)	1,303,089	14,112,450
MainStay Cornerstone Growth Fund Class I (a)	438,653	16,410,009
MainStay Cushing MLP Premier Fund Class I	376,177	4,965,532
MainStay Cushing Renaissance Advantage Fund Class I (a)	584,376	13,195,219
MainStay Emerging Markets Equity Fund Class I (a)	3,148,227	37,337,973
MainStay Epoch Capital Growth Fund Class I (a)(b)	519,570	6,910,286
MainStay Epoch Global Choice Fund Class I (a)	814,599	18,581,008
MainStay Epoch International Choice Fund Class I	690,850	26,217,769
MainStay Epoch U.S. All Cap Fund Class I	1,210,589	36,366,092
MainStay Epoch U.S. Equity Yield Fund Class I (a)	1,917,357	32,269,121
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,382,915	44,930,906
MainStay International Equity Fund Class I	124,828	2,221,939
MainStay International Opportunities Fund Class I	3,024,313	30,545,557
MainStay Large Cap Growth Fund Class I	1,156,049	12,369,728
MainStay MAP Equity Fund Class I (a)	915,861	40,920,689
MainStay S&P 500 Index Fund Class I	295,164	15,168,484
MainStay U.S. Equity Opportunities Fund Class I (a)	5,195,333	54,862,714
		512,951,816
Fixed Income Funds 31.5%
IQ Enhanced Core Bond U.S. ETF (a)	292,732	5,640,946
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,537,838	30,356,922
IQ S&P High Yield Low Volatility Bond ETF	186,779	4,691,889
MainStay Convertible Fund Class I	774,200	13,478,820
MainStay Floating Rate Fund Class I	2,773,446	26,014,927
MainStay High Yield Corporate Bond Fund Class I	1,281,161	7,379,490
MainStay Indexed Bond Fund Class I (a)	846,197	8,868,148
MainStay Short Duration High Yield Fund Class I	1,540,187	15,309,461
MainStay Total Return Bond Fund Class I (a)	10,486,250	110,105,626
MainStay Unconstrained Bond Fund Class I	2,297,970	20,451,937
		242,298,166
Total Affiliated Investment Companies (Cost $641,153,789)		755,249,981

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $21,697,299 (Collateralized by a United States Treasury Inflation Indexed Note with a rate 0.625% and a maturity date of 1/15/26, with a Principal Amount of $21,285,000 and a Market Value of $22,131,057)	$21,696,973	21,696,973
Total Short-Term Investment (Cost $21,696,973)		21,696,973

Total Investments (Cost $662,850,762)	101.0%	776,946,954
Other Assets, Less Liabilities	(1.0)	(8,030,216)
Net Assets	100.0%	$768,916,738

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$512,951,816	$—	$—	$512,951,816
Fixed Income Funds	242,298,166	—	—	242,298,166
Short-Term Investment
Repurchase Agreement	—	21,696,973	—	21,696,973
Total Investments in Securities	$755,249,982	$21,696,973	$—	$776,946,955

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.0% †
	Airport 3.7%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds (a)
	Series C 6.00%, due 10/1/23	$500,000	$509,770
	Series C, Insured: AGM 6.00%, due 10/1/34	1,000,000	1,144,500
	New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,447,706
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.00%, due 7/1/46 (a)	2,000,000	2,181,760
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
	Series A 5.00%, due 4/1/24	490,000	561,065
	Series A 5.00%, due 4/1/27	610,000	687,305
	Series A 5.00%, due 4/1/29	325,000	362,869
	Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,300,000	2,225,480
			10,120,455
	Development 11.2%
	Brooklyn Arena Local Development Corp., Brooklyn Events Center LLC, Revenue Bonds Series A 5.00%, due 7/15/42	2,000,000	2,248,460
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	940,534
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,097,170
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,081,370
	5.00%, due 8/1/42	1,000,000	1,074,840
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,134,600
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	556,705
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	490,694
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,621,830
	New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,559,723
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,128,183
	Class 2 6.375%, due 7/15/49	545,000	584,240
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds
	5.25%, due 10/1/35	500,000	622,815
	5.50%, due 10/1/37	700,000	905,975
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,137,729
	Class 3 5.00%, due 3/15/44	1,500,000	1,605,180
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,648,530
	5.75%, due 11/15/51	1,500,000	1,694,700
	Class 3 7.25%, due 11/15/44 (b)	1,500,000	1,808,880
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,037,875
	6.00%, due 12/1/42	730,000	806,964
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds Series A 5.00%, due 1/1/34 (a)	2,750,000	3,007,042
	Tompkins County Development Corp., Tompkins Cortland Community College, Revenue Bonds 5.00%, due 7/1/38	1,700,000	1,727,965
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,117,840
			30,639,844
	Education 4.2%
	Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/27	1,375,000	1,326,889
	Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
	5.00%, due 8/1/37	1,325,000	1,406,249
	5.00%, due 8/1/47	1,040,000	1,095,443
	5.00%, due 8/1/52	1,035,000	1,081,968
	Build NYC Resource Corp., Revenue Bonds
	Series A 5.00%, due 6/1/37 (b)	500,000	536,980
	Series A 5.00%, due 6/1/47 (b)	1,500,000	1,596,525
	5.00%, due 7/1/45	1,120,000	1,248,957
	New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	195,506
	Rensselaer NY, City School District, Certificates of Participation
	Insured: AGM 4.00%, due 6/1/34	650,000	668,070
	Insured: AGM 4.00%, due 6/1/35	850,000	873,018
	Riverhead Industrial Development Agency, Revenue Bonds
	7.00%, due 8/1/43	575,000	619,108
	7.00%, due 8/1/48	665,000	714,376
			11,363,089
	Facilities 1.3%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,137,760
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	235,000	239,413
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,090,480
			3,467,653
	General 14.4%
	Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,195,600
	Erie County Fiscal Stability Authority, Revenue Bonds 3.00%, due 9/1/34	1,250,000	1,219,587
	Hudson Yards Infrastructure Corp., Revenue Bonds
	5.25%, due 2/15/47	1,400,000	1,511,030
	5.75%, due 2/15/47	2,025,000	2,251,211
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,321,091
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/31	465,000	466,335
	Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,799,349
	Insured: AMBAC 5.00%, due 1/1/39	560,000	565,975
	Insured: AGC 6.375%, due 1/1/39	500,000	521,145
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,106,810
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: AGC (zero coupon), due 3/1/40	380,000	162,659
	Insured: AGC (zero coupon), due 3/1/44	500,000	177,075
	Insured: AGC (zero coupon), due 3/1/45	200,000	67,886
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	1,057,063
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	347,445
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 4.00%, due 7/15/36	1,500,000	1,598,460
	Series S 6.00%, due 7/15/38	500,000	510,430
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,148,560
	New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,326,600
	New York Convention Center Development Corp., Revenue Bonds
	Series B, Insured: AGM (zero coupon), due 11/15/49	6,500,000	1,840,020
	5.00%, due 11/15/40	1,500,000	1,699,080
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	500,000	500,025
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,003,030
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	1,080,000	1,088,737
	Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	660,316
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	91,754
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,159,880
¤	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	1,450,000	1,576,831
	Series A 5.125%, due 1/1/42	2,140,000	2,242,549
	Series A 6.50%, due 11/1/40	2,000,000	2,237,300
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/32	1,000,000	1,105,070
	Series A 5.375%, due 12/1/24	1,125,000	1,202,344
	Series A 5.75%, due 12/1/34	500,000	537,745
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Subseries A 6.00%, due 10/1/39	505,000	279,013
	Series A 6.625%, due 10/1/29	750,000	433,125
	Series A 6.75%, due 10/1/37	1,630,000	941,325
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,476,255
			39,428,710
	General Obligation 10.1%
	Buffalo NY, Limited General Obligation
	Series A 5.00%, due 4/1/27	500,000	600,770
	Series A 5.00%, due 4/1/28	400,000	477,656
	City of New York NY, Unlimited General Obligation
	Subseries A-7 1.03%, due 8/1/44 (c)	300,000	300,000
	Subseries J-6 0.99%, due 8/1/24 (c)	1,700,000	1,700,000
	1.00%, due 6/1/44 (c)	400,000	400,000
	Series B-1 4.00%, due 10/1/41	500,000	527,045
	City of Newburgh NY, Limited General Obligation
	Series A, Insured: AGM 3.50%, due 7/15/36	725,000	722,056
	Series A 5.50%, due 6/15/31	500,000	550,815
	City of Yonkers NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,609,845
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	835,000	854,865
	Insured: AGM 5.25%, due 7/1/20	375,000	392,621
	Series A, Insured: AGM 5.25%, due 7/1/24	110,000	117,418
	Series A, Insured: AGM 5.375%, due 7/1/25	140,000	149,535
	Series A, Insured: NATL 5.50%, due 7/1/19	820,000	828,840
	Series A, Insured: AGC 5.50%, due 7/1/29	225,000	251,795
¤	County of Nassau NY, Limited General Obligation
	Series A 4.00%, due 4/1/27	1,000,000	1,072,140
	Insured: BAM 5.00%, due 4/1/39	4,000,000	4,550,480
	County of Rockland NY, Limited General Obligation
	Insured: BAM 5.00%, due 6/1/24	500,000	573,700
	Insured: BAM 5.00%, due 6/1/25	560,000	644,319
	Insured: BAM 5.00%, due 6/1/26	550,000	637,120
	Glens Falls NY, Limited General Obligation
	Insured: AGM 4.00%, due 1/15/31	500,000	534,770
	Insured: AGM 4.00%, due 1/15/32	315,000	334,615
	Insured: AGM 4.00%, due 1/15/33	250,000	263,943
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,424,871
	State of New York, Unlimited General Obligation Series B, Insured: AMBAC 2.102%, due 3/14/31 (c)	2,975,000	2,878,342
	Town of Oyster Bay NY, Limited General Obligation
	Series C 4.00%, due 6/1/18	2,000,000	2,012,540
	Insured: AGM 4.00%, due 8/1/30	365,000	385,287
	Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation Series A, Insured: BAM 5.00%, due 1/15/28	500,000	554,135
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
	Series A. Insured: AGM 5.00%, due 10/1/32	1,200,000	1,251,948
	Series A 5.00%, due 10/1/32	1,000,000	498,750
	Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	501,250
			27,601,471
	Higher Education 11.9%
	Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 4.00%, due 8/1/42	1,500,000	1,551,570
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,315,140
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	365,000	305,761
	Series A-1 5.00%, due 8/1/46	1,325,000	1,151,610
	Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
	Series A-1 5.00%, due 7/1/31	375,000	425,029
	5.00%, due 7/1/33	400,000	450,220
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,109,780
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,117,150
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	367,524
	Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,380,000	1,378,013
	New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	165,570
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,614,150
	New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,137,360
	New York State Dormitory Authority, New York University, Revenue Bonds
	Series A 4.00%, due 7/1/43	2,950,000	3,080,714
	Series A 5.25%, due 7/1/48	755,000	767,322
	New York State Dormitory Authority, Rochester, Revenue Bonds Series B 1.00%, due 7/1/33 (c)	1,400,000	1,400,000
	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	237,430
	6.00%, due 7/1/50	1,500,000	1,654,515
¤	New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,500,300
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,073,950
	St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,112,860
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
	5.00%, due 9/1/47	1,300,000	1,461,291
	5.375%, due 9/1/41	500,000	552,000
	Syracuse Industrial Development Agency, Syracuse University Project, Revenue Bonds Series A-1 0.95%, due 7/1/37 (c)	400,000	400,000
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,130,640
			32,459,899
	Housing 1.5%
	Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
	Series A 5.00%, due 5/1/29	600,000	698,022
	Series A 5.00%, due 5/1/30	350,000	403,830
	Series A 5.00%, due 5/1/31	200,000	229,654
	City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,297,140
	Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	500,000	563,910
			4,192,556
	Medical 5.3%
	Jefferson County NY, Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds 4.00%, due 11/1/31	2,705,000	2,715,712
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	588,346
	Series A 5.00%, due 12/1/42	1,000,000	1,074,570
	Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,014,870
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	273,775
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	635,490
	Series B 5.00%, due 7/1/32	390,000	413,068
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	997,607
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,628,475
	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds 5.00%, due 12/1/34 (b)	3,500,000	3,830,050
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,076,805
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	274,683
			14,523,451
	Multi Family Housing 4.3%
	Albany , Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 1.48%, due 12/1/25 (a)(c)	830,000	830,000
¤	New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
	Series I-1 4.05%, due 11/1/41	1,000,000	1,021,990
	Series I-1 4.15%, due 11/1/46	3,250,000	3,327,740
	New York City NY, Housing Development Corp., Revenue Bonds
	Series G-1 3.85%, due 11/1/45	615,000	626,328
	Series A 5.00%, due 7/1/23	1,400,000	1,612,912
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (c)
	Series B 1.06%, due 5/1/42	2,250,000	2,250,000
	Series A 1.20%, due 5/1/42 (a)	1,900,000	1,900,000
	Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	166,033
			11,735,003
	Nursing Homes 1.2%
	Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	600,000	681,888
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,697,491
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	750,000	794,213
			3,173,592
	Pollution 2.5%
	Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
	5.00%, due 1/1/25	1,000,000	1,149,590
	5.00%, due 1/1/26	1,000,000	1,156,710
	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds Insured: AMBAC 3.934%, due 12/1/25 (c)	600,000	600,000
	New York State Energy Research & Development Authority, Revenue Bonds Insured: AMBAC 4.106%, due 3/1/27 (c)	4,000,000	4,000,000
			6,906,300
	Power 1.6%
	Guam Power Authority, Revenue Bonds
	Series A 5.00%, due 10/1/38	2,700,000	2,953,017
	Series A 5.00%, due 10/1/40	1,250,000	1,366,087
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: NATL-RE 5.00%, due 7/1/23	115,000	112,860
			4,431,964
	School District 0.4%
	Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	693,409
	Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	369,240
			1,062,649
	Tobacco Settlement 7.6%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	793,688
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	2,500,000	185,700
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	4,015,000	4,063,581
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
	Series A 5.00%, due 6/1/42	1,000,000	972,500
	Series A 5.00%, due 6/1/45	145,000	139,354
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	477,216
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	561,250
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,313,780
¤	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	928,897
	Series B 5.375%, due 6/1/28	2,745,000	2,751,862
	Series B 6.00%, due 6/1/48	1,000,000	1,009,320
	Series C 6.625%, due 6/1/44	1,000,000	1,064,890
¤	TSASC, Inc., Revenue Bonds
	Series B 5.00%, due 6/1/45	2,500,000	2,487,625
	Series B 5.00%, due 6/1/48	3,900,000	3,870,126
	Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	272,140
			20,891,929
	Transportation 9.2%
	Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/47	2,400,000	2,724,696
¤	Metropolitan Transportation Authority, Revenue Bonds
	Subseries D-2 1.03%, due 11/1/35 (c)	2,700,000	2,700,000
	Series F 5.00%, due 11/15/34	1,000,000	1,154,420
	Series A1 5.00%, due 11/15/36	1,000,000	1,145,720
	Series E-1 5.00%, due 11/15/42	890,000	1,015,767
	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	2,960,000	3,313,898
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series A 5.25%, due 1/1/56	2,500,000	2,872,700
¤	Port Authority of New York & New Jersey, Revenue Bonds
	Consolidated - Series 190 5.00%, due 5/1/32	595,000	638,370
	Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,674,615
	Series 198 5.00%, due 11/15/46	2,000,000	2,311,860
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Insured: AGC 5.00%, due 7/1/23	270,000	270,864
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	944,966
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,109,410
	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Series F 1.04%, due 11/1/32 (c)	1,040,000	1,040,000
	Series B 5.00%, due 11/15/45	2,000,000	2,298,280
			25,215,566
	Utilities 2.7%
	Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,306,522
¤	Long Island Power Authority, Revenue Bonds
	5.00%, due 9/1/42	2,000,000	2,289,640
	Series A 5.00%, due 9/1/44	2,000,000	2,243,560
	Series B 5.00%, due 9/1/45	1,000,000	1,123,150
	Series B 5.00%, due 9/1/46	245,000	278,249
			7,241,121
	Water 4.9%
	Great Neck North, Water Authority, Revenue Bonds
	Series A 4.00%, due 1/1/32	250,000	275,073
	Series A 4.00%, due 1/1/33	425,000	465,711
	Series A 4.00%, due 1/1/34	250,000	273,200
	Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	925,000	999,037
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	839,452
	New York City Municipal Water & Sewer System, Second General Resolution, Revenue Bonds 0.97%, due 6/15/49 (c)	4,300,000	4,300,000
	New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,138,870
	Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	874,366
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien-Series A 6.00%, due 7/1/38	1,255,000	956,937
	Series A 6.00%, due 7/1/44	250,000	190,625
	Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	2,825,000	2,950,176
			13,263,447
	Total Municipal Bonds (Cost $266,658,980)		267,718,699

	Shares
Closed-End Funds 0.5%
New York 0.5%
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,235,000
Total Closed-End Funds (Cost $1,368,040)		1,235,000

Total Investments (Cost $268,027,020)	98.5%	268,953,699
Other Assets, Less Liabilities	1.5	4,220,926
Net Assets	100.0%	$273,174,625

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2018.

As of January 31, 2018, Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(160)	March 2018	$(19,954,632)	$(19,452,500)	$502,132
United States Treasury Long Bond	(14)	March 2018	(2,145,030)	(2,069,375)	75,655
			$(22,099,662)	$(21,521,875)	$577,787

1.	As of January 31, 2018, cash in the amount of $187,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$267,718,699	$—	$267,718,699
Closed End Funds	1,235,000	—	—	1,235,000
Total Investments in Securities	1,235,000	267,718,699	—	268,953,699
Other Financial Instruments
Futures Contracts (b)	577,787	—	—	577,787
Total Investments in Securities and Other Financial Instruments	$1,812,787	$267,718,699	$—	$269,531,486

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.1% †
Equity Funds 29.9%
IQ 50 Percent Hedged FTSE Europe ETF	24,704	$518,122
IQ 50 Percent Hedged FTSE International ETF	66,685	1,491,737
IQ Chaikin U.S. Large Cap ETF	36,946	981,655
IQ Chaikin U.S. Small Cap ETF	53,007	1,512,820
IQ Global Resources ETF (a)	8,280	237,884
MainStay Common Stock Fund Class I	31,579	854,521
MainStay Cornerstone Growth Fund Class I	29,755	1,113,120
MainStay Epoch International Choice Fund Class I	138	5,249
MainStay Epoch International Small Cap Fund Class I	23,334	647,977
MainStay Epoch U.S. All Cap Fund Class I	36,858	1,107,223
MainStay Epoch U.S. Equity Yield Fund Class I	38,184	642,644
MainStay Large Cap Growth Fund Class I	111,002	1,187,724
MainStay MAP Equity Fund Class I	14,363	641,744
MainStay S&P 500 Index Fund Class I	13,217	679,196

Total Equity Funds (Cost $8,857,593)		11,621,616

Fixed Income Funds 55.2%
IQ Enhanced Core Bond U.S. ETF	93,837	1,808,239
IQ Enhanced Core Plus Bond U.S. ETF	158	3,119
IQ S&P High Yield Low Volatility Bond ETF	22,075	554,524
MainStay Convertible Fund Class I	39,546	688,487
MainStay Floating Rate Fund Class I	26,775	251,147
MainStay High Yield Corporate Bond Fund Class I	146,953	846,450
MainStay Indexed Bond Fund Class I (b)	660,331	6,920,270
MainStay Short Duration High Yield Fund Class I	87,293	867,689
MainStay Total Return Bond Fund Class I	910,201	9,557,112

Total Fixed Income Funds (Cost $21,685,244)		21,497,037

Total Affiliated Investment Companies (Cost $30,542,837)		33,118,653

Unaffiliated Investment Companies 12.7%
Equity Funds 5.1%
iShares MSCI All Country Asia ex-Japan ETF	10,443	854,028
iShares MSCI Frontier 100 ETF	3,324	117,404
iShares MSCI India ETF	3,404	126,799
iShares MSCI Philippines ETF	2,760	105,184
iShares MSCI Poland ETF	1,737	50,981
iShares Russell 2000 ETF	819	128,059
SPDR S&P Emerging Markets Small Cap ETF	8,231	450,483
VanEck Vectors Africa Index ETF	2,308	60,377
VanEck Vectors India Small-Cap Index ETF	1,360	90,195

Total Equity Funds (Cost $1,599,350)		1,983,510

Fixed Income Funds 7.6%
iShares TIPS Bond ETF	6,158	696,532
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	33,138	652,487
Vanguard Short-Term Inflation-Protected Securities ETF	33,122	1,611,385

Total Fixed Income Funds (Cost $2,915,394)		2,960,404

Total Unaffiliated Investment Companies (Cost $4,514,744)		4,943,914

	Principal Amount
Short-Term Investment 3.2%
Repurchase Agreement 3.2%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $1,238,986 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $1,315,000 and a Market Value of $1,266,177)	$1,238,967	1,238,967
Total Short-Term Investment (Cost $1,238,967)		1,238,967

Total Investments (Cost $36,296,548)	101.0%	39,301,534
Other Assets, Less Liabilities	(1.0)	(405,557)
Net Assets	100.0%	$38,895,977

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	As of January 31, 2018, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$11,621,616	$—	$—	$11,621,616
Fixed Income Funds	21,497,037	—	—	21,497,037
Total Affiliated Investment Companies	33,118,653	—	—	33,118,653
Unaffiliated Investment Companies
Equity Funds	1,983,510	—	—	1,983,510
Fixed Income Funds	2,960,404	—	—	2,960,404
Total Unaffiliated Investment Companies	4,943,914	—	—	4,943,914
Short-Term Investment
Repurchase Agreement	—	1,238,967	—	1,238,967
Total Investments in Securities	$38,062,567	$1,238,967	$—	$39,301,534

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between among levels.

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.2% †
Equity Funds 48.2%
IQ 50 Percent Hedged FTSE Europe ETF	92,261	$1,935,008
IQ 50 Percent Hedged FTSE International ETF	248,602	5,561,202
IQ Chaikin U.S. Large Cap ETF	94,689	2,515,887
IQ Chaikin U.S. Small Cap ETF	221,294	6,315,731
IQ Global Resources ETF (a)	37,400	1,074,502
MainStay Common Stock Fund Class I (b)	225,255	6,095,396
MainStay Cornerstone Growth Fund Class I	87,015	3,255,236
MainStay Epoch International Choice Fund Class I	128,919	4,892,483
MainStay Epoch International Small Cap Fund Class I (b)	122,394	3,398,891
MainStay Epoch U.S. All Cap Fund Class I	230,779	6,932,600
MainStay Epoch U.S. Equity Yield Fund Class I	250,892	4,222,510
MainStay International Equity Fund Class I	38,049	677,271
MainStay Large Cap Growth Fund Class I	543,313	5,813,448
MainStay MAP Equity Fund Class I	113,850	5,086,804
MainStay S&P 500 Index Fund Class I	100,528	5,166,115

Total Equity Funds (Cost $45,989,813)		62,943,084

Fixed Income Funds 37.0%
IQ Enhanced Core Bond U.S. ETF (b)	288,517	5,559,723
IQ Enhanced Core Plus Bond U.S. ETF	38,777	765,458
IQ S&P High Yield Low Volatility Bond ETF	32,708	821,625
MainStay Convertible Fund Class I	131,935	2,296,995
MainStay Floating Rate Fund Class I	20,835	195,428
MainStay High Yield Corporate Bond Fund Class I	229,540	1,322,147
MainStay Indexed Bond Fund Class I	545,906	5,721,092
MainStay Short Duration High Yield Fund Class I	288,328	2,865,984
MainStay Total Return Bond Fund Class I	2,737,161	28,740,193

Total Fixed Income Funds (Cost $48,543,768)		48,288,645

Total Affiliated Investment Companies (Cost $94,533,581)		111,231,729

Unaffiliated Investment Companies 12.1%
Equity Funds 6.6%
iShares MSCI All Country Asia ex-Japan ETF	41,209	3,370,072
iShares MSCI Frontier 100 ETF	13,634	481,553
iShares MSCI India ETF	13,688	509,878
iShares MSCI Philippines ETF	10,657	406,138
iShares MSCI Poland ETF	8,332	244,544
iShares Russell 2000 ETF	7,644	1,195,216
SPDR S&P Emerging Markets Small Cap ETF	32,418	1,774,237
VanEck Vectors Africa Index ETF	10,100	264,216
VanEck Vectors India Small-Cap Index ETF	5,998	397,788

Total Equity Funds (Cost $6,217,341)		8,643,642

Fixed Income Funds 5.5%
iShares TIPS Bond ETF	14,893	1,684,547
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	78,393	1,543,558
Vanguard Short-Term Inflation-Protected Securities ETF	81,344	3,957,386

Total Fixed Income Funds (Cost $7,043,347)		7,185,491

Total Unaffiliated Investment Companies (Cost $13,260,688)		15,829,133

	Principal Amount
Short-Term Investment 3.8%
Repurchase Agreement 3.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $4,919,895 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $5,215,000 and a Market Value of $5,021,377)	$4,919,821	4,919,821
Total Short-Term Investment (Cost $4,919,821)		4,919,821

Total Investments (Cost $112,714,090)	101.1%	131,980,683
Other Assets, Less Liabilities	(1.1)	(1,497,813)
Net Assets	100.0%	$130,482,870

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$62,943,084	$—	$—	$62,943,084
Fixed Income Funds	48,288,645	—	—	48,288,645
Total Affiliated Investment Companies	111,231,729	—	—	111,231,729
Unaffiliated Investment Companies
Equity Funds	8,643,642	—	—	8,643,642
Fixed Income Funds	7,185,491	—	—	7,185,491
Total Unaffiliated Investment Companies	15,829,133	—	—	15,829,133
Short-Term Investment
Repurchase Agreement	—	4,919,821	—	4,919,821
Total Investments in Securities	$127,060,862	$4,919,821	$—	$131,980,683

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 86.4% †
Equity Funds 62.8%
IQ 50 Percent Hedged FTSE Europe ETF	183,558	$3,849,799
IQ 50 Percent Hedged FTSE International ETF	504,024	11,274,967
IQ Chaikin U.S. Large Cap ETF	151,316	4,020,466
IQ Chaikin U.S. Small Cap ETF	458,626	13,089,186
IQ Global Resources ETF (a)	98,899	2,841,368
MainStay Common Stock Fund Class I (b)	730,505	19,767,468
MainStay Cornerstone Growth Fund Class I (b)	202,308	7,568,354
MainStay Epoch International Choice Fund Class I	404,718	15,359,063
MainStay Epoch International Small Cap Fund Class I (b)	306,768	8,518,958
MainStay Epoch U.S. All Cap Fund Class I	700,811	21,052,357
MainStay Epoch U.S. Equity Yield Fund Class I	837,584	14,096,543
MainStay International Equity Fund Class I	208,843	3,717,411
MainStay Large Cap Growth Fund Class I	1,211,633	12,964,471
MainStay MAP Equity Fund Class I	364,096	16,267,810
MainStay S&P 500 Index Fund Class I	266,873	13,714,579

Total Equity Funds (Cost $125,769,836)		168,102,800

Fixed Income Funds 23.6%
IQ Enhanced Core Plus Bond U.S. ETF	637,644	12,587,093
IQ S&P High Yield Low Volatility Bond ETF	68,936	1,731,672
MainStay Convertible Fund Class I	263,865	4,593,886
MainStay Floating Rate Fund Class I	178,557	1,674,869
MainStay High Yield Corporate Bond Fund Class I	475,280	2,737,612
MainStay Short Duration High Yield Fund Class I	597,301	5,937,171
MainStay Total Return Bond Fund Class I	3,239,106	34,010,616

Total Fixed Income Funds (Cost $62,994,965)		63,272,919

Total Affiliated Investment Companies (Cost $188,764,801)		231,375,719

Unaffiliated Investment Companies 10.9%
Equity Funds 8.3%
iShares MSCI All Country Asia ex-Japan ETF	95,358	7,798,377
iShares MSCI Frontier 100 ETF	30,687	1,083,865
iShares MSCI India ETF	30,963	1,153,372
iShares MSCI Philippines ETF	23,763	905,608
iShares MSCI Poland ETF	19,439	570,535
iShares Russell 2000 ETF	33,153	5,183,803
SPDR S&P Emerging Markets Small Cap ETF	74,068	4,053,741
VanEck Vectors Africa Index ETF	22,796	596,343
VanEck Vectors India Small-Cap Index ETF	13,234	877,679

Total Equity Funds (Cost $15,402,759)		22,223,323

Fixed Income Funds 2.6%
iShares TIPS Bond ETF	6,726	760,778
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	226,926	4,468,173
Vanguard Short-Term Inflation-Protected Securities ETF	37,028	1,801,412

Total Fixed Income Funds (Cost $6,722,464)		7,030,363

Total Unaffiliated Investment Companies (Cost $22,125,223)		29,253,686

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $9,235,998 (Collateralized by a United States Treasury Note security with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $9,785,000 and a Market Value of $9,421,703)	$9,235,860	9,235,860
Total Short-Term Investment (Cost $9,235,860)		9,235,860

Total Investments (Cost $220,125,884)	100.8%	269,865,265
Other Assets, Less Liabilities	(0.8)	(2,162,419)
Net Assets	100.0%	$267,702,846

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$168,102,800	$—	$—	$168,102,800
Fixed Income Funds	63,272,919	—	—	63,272,919
Total Affiliated Investment Companies	231,375,719	—	—	231,375,719
Unaffiliated Investment Companies
Equity Funds	22,223,323	—	—	22,223,323
Fixed Income Funds	7,030,363	—	—	7,030,363
Total Unaffiliated Investment Companies	29,253,686	—	—	29,253,686
Short-Term Investment
Repurchase Agreement	—	9,235,860	—	9,235,860
Total Investments in Securities	$260,629,405	$9,235,860	$—	$269,865,265

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.1% †
Equity Funds 74.4%
IQ 50 Percent Hedged FTSE Europe ETF	158,009	$3,313,954
IQ 50 Percent Hedged FTSE International ETF	427,503	9,563,199
IQ Chaikin U.S. Large Cap ETF (a)	213,432	5,670,888
IQ Chaikin U.S. Small Cap ETF	465,211	13,277,122
IQ Global Resources ETF (b)	103,013	2,959,564
MainStay Common Stock Fund Class I (a)	726,381	19,655,876
MainStay Cornerstone Growth Fund Class I (a)	165,236	6,181,485
MainStay Epoch International Choice Fund Class I	456,713	17,332,275
MainStay Epoch International Small Cap Fund Class I (a)	310,750	8,629,539
MainStay Epoch U.S. All Cap Fund Class I	676,078	20,309,377
MainStay Epoch U.S. Equity Yield Fund Class I	826,206	13,905,041
MainStay International Equity Fund Class I	280,163	4,986,896
MainStay Large Cap Growth Fund Class I	1,563,165	16,725,860
MainStay MAP Equity Fund Class I	335,489	14,989,656
MainStay S&P 500 Index Fund Class I	241,693	12,420,604

Total Equity Funds (Cost $132,289,381)		169,921,336

Fixed Income Funds 10.7%
IQ Enhanced Core Plus Bond U.S. ETF	317,681	6,271,023
IQ S&P High Yield Low Volatility Bond ETF	15,823	397,474
MainStay Convertible Fund Class I	227,161	3,954,879
MainStay Floating Rate Fund Class I	153,551	1,440,312
MainStay High Yield Corporate Bond Fund Class I	128,966	742,847
MainStay Short Duration High Yield Fund Class I	519,570	5,164,523
MainStay Total Return Bond Fund Class I	597,476	6,273,500

Total Fixed Income Funds (Cost $23,957,674)		24,244,558

Total Affiliated Investment Companies (Cost $156,247,055)		194,165,894

Unaffiliated Investment Companies 12.3%
Equity Funds 9.7%
iShares MSCI All Country Asia ex-Japan ETF	88,922	7,272,041
iShares MSCI Frontier 100 ETF	28,313	1,000,015
iShares MSCI India ETF	29,093	1,083,714
iShares MSCI Philippines ETF	23,185	883,580
iShares MSCI Poland ETF	17,002	499,009
iShares Russell 2000 ETF	39,894	6,237,826
SPDR S&P Emerging Markets Small Cap ETF	69,353	3,795,690
VanEck Vectors Africa Index ETF	20,968	548,523
VanEck Vectors India Small-Cap Index ETF	11,883	788,081

Total Equity Funds (Cost $15,264,050)		22,108,479

Fixed Income Funds 2.6%
iShares TIPS Bond ETF	5,595	632,850
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	195,886	3,856,995
Vanguard Short-Term Inflation-Protected Securities ETF	30,975	1,506,934

Total Fixed Income Funds (Cost $5,754,862)		5,996,779

Total Unaffiliated Investment Companies (Cost $21,018,912)		28,105,258

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $8,029,362 (Collateralized by a United States Treasury Inflation Indexed Note security with a rate of 0.625% and a maturity date of 1/15/26, with a Principal Amount of $7,880,000 and a Market Value of $8,193,222)	$8,029,242	8,029,242
Total Short-Term Investment (Cost $8,029,242)		8,029,242

Total Investments (Cost $185,295,209)	100.9%	230,300,394
Other Assets, Less Liabilities	(0.9)	(1,960,142)
Net Assets	100.0%	$228,340,252

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2018, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$169,921,336	$—	$—	$169,921,336
Fixed Income Funds	24,244,558	—	—	24,244,558
Total Affiliated Investment Companies	194,165,894	—	—	194,165,894
Unaffiliated Investment Companies
Equity Funds	22,108,479	—	—	22,108,479
Fixed Income Funds	5,996,779	—	—	5,996,779
Total Unaffiliated Investment Companies	28,105,258	—	—	28,105,258
Short-Term Investment
Repurchase Agreement	—	8,029,242	—	8,029,242
Total Investments in Securities	$222,271,152	$8,029,242	$—	$230,300,394

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.8% †
Equity Funds 79.7%
IQ 50 Percent Hedged FTSE Europe ETF	87,066	$1,826,053
IQ 50 Percent Hedged FTSE International ETF	233,541	5,224,289
IQ Chaikin U.S. Large Cap ETF	116,809	3,103,615
IQ Chaikin U.S. Small Cap ETF	265,420	7,575,087
IQ Global Resources ETF (a)	75,708	2,175,091
MainStay Common Stock Fund Class I (b)	392,856	10,630,697
MainStay Cornerstone Growth Fund Class I	93,451	3,496,006
MainStay Epoch International Choice Fund Class I	280,583	10,648,108
MainStay Epoch International Small Cap Fund Class I (b)	182,994	5,081,749
MainStay Epoch U.S. All Cap Fund Class I	366,147	10,999,048
MainStay Epoch U.S. Equity Yield Fund Class I	412,688	6,945,531
MainStay International Equity Fund Class I	167,884	2,988,333
MainStay Large Cap Growth Fund Class I	1,331,619	14,248,324
MainStay MAP Equity Fund Class I	190,770	8,523,589
MainStay S&P 500 Index Fund Class I	114,787	5,898,920

Total Equity Funds (Cost $77,320,433)		99,364,440

Fixed Income Funds 5.1%
IQ Enhanced Core Plus Bond U.S. ETF	63,846	1,260,320
MainStay Convertible Fund Class I	123,701	2,153,635
MainStay Floating Rate Fund Class I	6,355	59,607
MainStay High Yield Corporate Bond Fund Class I	724	4,170
MainStay Short Duration High Yield Fund Class I	168,435	1,674,240
MainStay Total Return Bond Fund Class I	120,123	1,261,294

Total Fixed Income Funds (Cost $6,267,345)		6,413,266

Total Affiliated Investment Companies (Cost $83,587,778)		105,777,706

Unaffiliated Investment Companies 13.0%
Equity Funds 11.0%
iShares MSCI All Country Asia ex-Japan ETF	49,767	4,069,945
iShares MSCI Frontier 100 ETF	16,206	572,396
iShares MSCI India ETF	16,583	617,717
iShares MSCI Philippines ETF	13,324	507,778
iShares MSCI Poland ETF	9,136	268,142
iShares Russell 2000 ETF	30,056	4,699,556
SPDR S&P Emerging Markets Small Cap ETF	39,406	2,156,690
VanEck Vectors Africa Index ETF	11,821	309,237
VanEck Vectors India Small-Cap Index ETF	6,609	438,309

Total Equity Funds (Cost $9,152,710)		13,639,770

Fixed Income Funds 2.0%
iShares TIPS Bond ETF	3,071	347,361
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	67,941	1,337,758
Vanguard Short-Term Inflation-Protected Securities ETF	17,334	843,299

Total Fixed Income Funds (Cost $2,450,328)		2,528,418

Total Unaffiliated Investment Companies (Cost $11,603,038)		16,168,188

	Principal Amount
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $3,868,083 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 8/15/25, with a Principal Amount of $4,100,000 and a Market Value of $3,947,775)	$3,868,025	3,868,025
Total Short-Term Investment (Cost $3,868,025)		3,868,025

Total Investments (Cost $99,058,841)	100.9%	125,813,919
Other Assets, Less Liabilities	(0.9)	(1,121,951)
Net Assets	100.0%	$124,691,968

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$99,364,440	$—	$—	$99,364,440
Fixed Income Funds	6,413,266	—	—	6,413,266
Total Affiliated Investment Companies	105,777,706	—	—	105,777,706
Unaffiliated Investment Companies
Equity Funds	13,639,770	—	—	13,639,770
Fixed Income Funds	2,528,418	—	—	2,528,418
Total Unaffiliated Investment Companies	16,168,188	—	—	16,168,188
Short-Term Investment
Repurchase Agreement	—	3,868,025	—	3,868,025
Total Investments in Securities	$121,945,894	$3,868,025	$—	$125,813,919

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2060 Fund

Portfolio of Investments January 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.5% †
Equity Funds 83.6%
IQ 50 Percent Hedged FTSE Europe ETF	6,508	$136,494
IQ 50 Percent Hedged FTSE International ETF	17,511	391,719
IQ Chaikin U.S. Large Cap ETF	7,071	187,876
IQ Chaikin U.S. Small Cap ETF	17,508	499,678
IQ Global Resources ETF (a)	6,013	172,753
MainStay Common Stock Fund Class I	30,103	814,574
MainStay Cornerstone Growth Fund Class I	6,276	234,792
MainStay Epoch International Choice Fund Class I	23,911	907,432
MainStay Epoch International Small Cap Fund Class I	15,020	417,108
MainStay Epoch U.S. All Cap Fund Class I	32,964	990,241
MainStay Epoch U.S. Equity Yield Fund Class I	36,758	618,631
MainStay International Equity Fund Class I	15,135	269,398
MainStay Large Cap Growth Fund Class I	119,870	1,282,604
MainStay MAP Equity Fund Class I	14,670	655,468
MainStay S&P 500 Index Fund Class I	6,167	316,908

Total Equity Funds (Cost $6,495,188)		7,895,676

Fixed Income Funds 1.9%
IQ Enhanced Core Plus Bond U.S. ETF	256	5,053
MainStay Convertible Fund Class I	8,966	156,105
MainStay Short Duration High Yield Fund Class I	2,094	20,817
MainStay Total Return Bond Fund Class I	17	176

Total Fixed Income Funds (Cost $176,822)		182,151

Total Affiliated Investment Companies (Cost $6,672,010)		8,077,827

Unaffiliated Investment Companies 12.4%
Equity Funds 11.8%
iShares MSCI All Country Asia ex-Japan ETF	3,915	320,169
iShares MSCI Frontier 100 ETF	1,191	42,066
iShares MSCI India ETF	1,224	45,594
iShares MSCI Philippines ETF	933	35,557
iShares MSCI Poland ETF	723	21,220
iShares Russell 2000 ETF	2,727	426,394
SPDR S&P Emerging Markets Small Cap ETF	3,118	170,648
VanEck Vectors Africa Index ETF	921	24,093
VanEck Vectors India Small-Cap Index ETF	505	33,491

Total Equity Funds (Cost $791,201)		1,119,232

Fixed Income Funds 0.6%
iShares TIPS Bond ETF	45	5,090
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,226	43,830
Vanguard Short-Term Inflation-Protected Securities ETF	102	4,962

Total Fixed Income Funds (Cost $51,020)		53,882

Total Unaffiliated Investment Companies (Cost $842,221)		1,173,114

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $256,071 (Collateralized by a United States Treasury Inflation Indexed Note with a rate of 0.125% and a maturity date of 7/15/22, with a Principal Amount of $250,000 and a Market Value of $265,850)	$256,067	256,067
Total Short-Term Investment (Cost $256,067)		256,067

Total Investments (Cost $7,770,298)	100.6%	9,507,008
Other Assets, Less Liabilities	(0.6)	(57,710)
Net Assets	100.0%	$9,449,298

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$7,895,676	$—	$—	$7,895,676
Fixed Income Funds	182,151	—	—	182,151
Total Affiliated Investment Companies	8,077,827	—	—	8,077,827
Unaffiliated Investment Companies
Equity Funds	1,119,232	—	—	1,119,232
Fixed Income Funds	53,882	—	—	53,882
Total Unaffiliated Investment Companies	1,173,114	—	—	1,173,114
Short-Term Investment
Repurchase Agreement	—	256,067	—	256,067
Total Investments in Securities	$9,250,941	$256,067	$—	$9,507,008

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Aerospace & Defense 2.7%
	Arconic, Inc.	23,180	$696,791
	Boeing Co.	30,638	10,857,188
	General Dynamics Corp.	15,197	3,381,029
	Harris Corp.	6,524	1,039,795
	Huntington Ingalls Industries, Inc.	2,483	589,812
	L3 Technologies, Inc.	4,276	908,479
	Lockheed Martin Corp.	13,652	4,844,412
	Northrop Grumman Corp.	9,527	3,244,229
	Raytheon Co.	15,821	3,305,640
	Rockwell Collins, Inc.	8,910	1,233,946
	Textron, Inc.	14,416	845,787
	TransDigm Group, Inc.	2,644	837,910
	United Technologies Corp.	40,643	5,609,140
			37,394,158
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	7,629	697,748
	Expeditors International of Washington, Inc.	9,725	631,639
	FedEx Corp.	13,501	3,543,743
	United Parcel Service, Inc., Class B	37,600	4,787,232
			9,660,362
	Airlines 0.5%
	Alaska Air Group, Inc.	6,735	442,691
	American Airlines Group, Inc.	23,306	1,265,982
	Delta Air Lines, Inc.	35,897	2,037,873
	Southwest Airlines Co.	29,876	1,816,461
	United Continental Holdings, Inc. (a)	13,780	934,560
			6,497,567
	Auto Components 0.2%
	Aptiv PLC	14,548	1,380,314
	BorgWarner, Inc.	10,846	610,196
	Goodyear Tire & Rubber Co.	13,481	469,409
			2,459,919
	Automobiles 0.4%
	Ford Motor Co.	213,511	2,342,216
	General Motors Co.	69,959	2,966,961
	Harley-Davidson, Inc.	9,210	446,317
			5,755,494
	Banks 6.5%
¤	Bank of America Corp.	530,867	16,987,744
	BB&T Corp.	43,175	2,382,828
	Citigroup, Inc.	144,696	11,355,742
	Citizens Financial Group, Inc.	26,925	1,235,857
	Comerica, Inc.	9,518	906,304
	Fifth Third Bancorp	38,613	1,278,090
	Huntington Bancshares, Inc.	59,156	957,144
¤	JPMorgan Chase & Co.	189,885	21,963,998
	KeyCorp	58,852	1,259,433
	M&T Bank Corp.	8,237	1,571,455
	People's United Financial, Inc.	18,949	372,727
	PNC Financial Services Group, Inc.	26,039	4,114,683
	Regions Financial Corp.	63,481	1,220,739
	SunTrust Banks, Inc.	26,051	1,841,806
	U.S. Bancorp	86,277	4,929,868
	Wells Fargo & Co.	242,537	15,954,084
	Zions Bancorp.	10,931	590,602
			88,923,104
	Beverages 1.9%
	Brown-Forman Corp., Class B	10,716	742,619
	Coca-Cola Co.	209,852	9,986,857
	Constellation Brands, Inc., Class A	9,428	2,069,163
	Dr. Pepper Snapple Group, Inc.	9,880	1,179,178
	Molson Coors Brewing Co., Class B	10,112	849,610
	Monster Beverage Corp. (a)	22,531	1,537,290
	PepsiCo., Inc.	77,828	9,362,708
			25,727,425
	Biotechnology 2.7%
	AbbVie, Inc.	87,239	9,789,960
	Alexion Pharmaceuticals, Inc. (a)	12,227	1,458,926
	Amgen, Inc.	39,726	7,391,022
	Biogen, Inc. (a)	11,570	4,024,162
	Celgene Corp. (a)	43,086	4,358,580
	Gilead Sciences, Inc.	71,487	5,990,611
	Incyte Corp. (a)	9,586	865,520
	Regeneron Pharmaceuticals, Inc. (a)	4,216	1,545,796
	Vertex Pharmaceuticals, Inc. (a)	13,840	2,309,481
			37,734,058
	Building Products 0.3%
	A.O. Smith Corp.	7,980	532,904
	Allegion PLC	5,199	447,686
	Fortune Brands Home & Security, Inc.	8,428	597,798
	Johnson Controls International PLC	50,645	1,981,739
	Masco Corp.	17,215	768,822
			4,328,949
	Capital Markets 2.9%
	Affiliated Managers Group, Inc.	3,042	607,274
	Ameriprise Financial, Inc.	8,096	1,365,795
	Bank of New York Mellon Corp.	56,041	3,177,525
	BlackRock, Inc.	6,756	3,795,521
	Cboe Global Markets, Inc.	6,209	834,428
	Charles Schwab Corp.	65,294	3,482,782
	CME Group, Inc.	18,623	2,858,258
	E*TRADE Financial Corp. (a)	14,813	780,645
	Franklin Resources, Inc.	17,885	758,503
	Goldman Sachs Group, Inc.	19,198	5,142,952
	Intercontinental Exchange, Inc.	32,016	2,364,061
	Invesco, Ltd.	22,278	804,904
	Moody's Corp.	9,099	1,472,127
	Morgan Stanley	76,183	4,308,149
	Nasdaq, Inc.	6,368	515,235
	Northern Trust Corp.	11,754	1,238,754
	Raymond James Financial, Inc.	7,033	677,911
	S&P Global, Inc.	13,955	2,527,251
	State Street Corp.	20,295	2,235,900
	T. Rowe Price Group, Inc.	13,261	1,480,325
			40,428,300
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	11,928	2,008,317
	Albemarle Corp.	6,047	674,785
	CF Industries Holdings, Inc.	12,765	541,747
	DowDuPont, Inc.	128,058	9,678,624
	Eastman Chemical Co.	7,866	780,150
	Ecolab, Inc.	14,230	1,959,186
	FMC Corp.	7,347	671,001
	International Flavors & Fragrances, Inc.	4,322	649,597
	LyondellBasell Industries N.V., Class A	17,702	2,121,408
	Monsanto Co.	24,042	2,928,315
	Mosaic Co.	19,210	524,433
	PPG Industries, Inc.	13,927	1,653,553
	Praxair, Inc.	15,669	2,530,387
	Sherwin-Williams Co.	4,504	1,878,663
			28,600,166
	Commercial Services & Supplies 0.3%
	Cintas Corp.	4,712	793,736
	Republic Services, Inc.	12,438	855,734
	Stericycle, Inc. (a)	4,672	352,082
	Waste Management, Inc.	21,862	1,933,257
			3,934,809
	Communications Equipment 1.0%
	Cisco Systems, Inc.	270,545	11,238,439
	F5 Networks, Inc. (a)	3,426	495,194
	Juniper Networks, Inc.	20,518	536,546
	Motorola Solutions, Inc.	8,865	881,713
			13,151,892
	Construction & Engineering 0.1%
	Fluor Corp.	7,655	464,659
	Jacobs Engineering Group, Inc.	6,593	457,950
	Quanta Services, Inc. (a)	8,468	325,933
			1,248,542
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	3,440	784,905
	Vulcan Materials Co.	7,239	980,160
			1,765,065
	Consumer Finance 0.7%
	American Express Co.	39,426	3,918,944
	Capital One Financial Corp.	26,528	2,757,851
	Discover Financial Services	19,886	1,586,903
	Navient Corp.	14,394	205,115
	Synchrony Financial	40,259	1,597,477
			10,066,290
	Containers & Packaging 0.3%
	Avery Dennison Corp.	4,837	593,403
	Ball Corp.	19,157	733,330
	International Paper Co.	22,596	1,420,385
	Packaging Corp. of America	5,163	648,628
	Sealed Air Corp.	9,871	467,392
	WestRock Co.	13,934	928,422
			4,791,560
	Distributors 0.1%
	Genuine Parts Co.	8,024	835,058
	LKQ Corp. (a)	16,913	710,853
			1,545,911
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	11,441	303,644

	Diversified Financial Services 1.7%
¤	Berkshire Hathaway, Inc., Class B (a)	105,314	22,577,215
	Leucadia National Corp.	17,158	464,467
			23,041,682
	Diversified Telecommunication Services 1.9%
	AT&T, Inc.	336,018	12,583,874
	CenturyLink, Inc.	53,237	948,151
	Verizon Communications, Inc.	223,248	12,071,019
			25,603,044
	Electric Utilities 1.6%
	Alliant Energy Corp.	12,653	502,957
	American Electric Power Co., Inc.	26,916	1,851,283
	Duke Energy Corp.	38,302	3,006,707
	Edison International	17,831	1,114,972
	Entergy Corp.	9,865	776,277
	Eversource Energy	17,342	1,094,107
	Exelon Corp.	52,542	2,023,392
	FirstEnergy Corp.	24,346	800,983
	NextEra Energy, Inc.	25,743	4,078,206
	PG&E Corp.	28,064	1,190,756
	Pinnacle West Capital Corp.	6,114	488,814
	PPL Corp.	37,387	1,191,524
	Southern Co.	54,925	2,477,667
	Xcel Energy, Inc.	27,788	1,268,244
			21,865,889
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	2,307	356,293
	AMETEK, Inc.	12,649	965,119
	Eaton Corp. PLC	24,112	2,024,685
	Emerson Electric Co.	35,124	2,537,006
	Rockwell Automation, Inc.	7,032	1,387,343
			7,270,446
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	16,710	1,550,187
	Corning, Inc.	47,560	1,484,823
	FLIR Systems, Inc.	7,584	388,376
	TE Connectivity, Ltd.	19,243	1,972,985
			5,396,371
	Energy Equipment & Services 0.8%
	Baker Hughes, a GE Co.	23,432	753,339
	Halliburton Co.	47,751	2,564,229
	Helmerich & Payne, Inc.	5,943	428,074
	National Oilwell Varco, Inc.	20,798	762,871
	Schlumberger, Ltd.	75,810	5,578,100
	TechnipFMC PLC	23,994	778,845
			10,865,458
	Equity Real Estate Investment Trusts 2.5%
	Alexandria Real Estate Equities, Inc.	5,538	718,278
	American Tower Corp.	23,469	3,466,371
	Apartment Investment & Management Co., Class A	8,593	359,531
	AvalonBay Communities, Inc.	7,557	1,287,713
	Boston Properties, Inc.	8,445	1,044,731
	Crown Castle International Corp.	22,234	2,507,328
	Digital Realty Trust, Inc.	11,243	1,258,654
	Duke Realty Corp.	19,490	514,731
	Equinix, Inc.	4,282	1,949,123
	Equity Residential	20,111	1,239,039
	Essex Property Trust, Inc.	3,614	841,990
	Extra Space Storage, Inc.	6,891	575,261
	Federal Realty Investment Trust	3,971	479,697
	GGP, Inc.	34,168	786,889
	HCP, Inc.	25,673	618,206
	Host Hotels & Resorts, Inc.	40,500	840,780
	Iron Mountain, Inc.	15,392	539,182
	Kimco Realty Corp.	23,295	370,623
	Macerich Co.	5,932	383,029
	Mid-America Apartment Communities, Inc.	6,218	593,011
	Prologis, Inc.	29,119	1,895,938
	Public Storage	8,191	1,603,470
	Realty Income Corp.	15,421	820,243
	Regency Centers Corp.	8,098	509,445
	SBA Communications Corp. (a)	6,432	1,122,384
	Simon Property Group, Inc.	17,011	2,779,087
	SL Green Realty Corp.	5,377	540,496
	UDR, Inc.	14,643	534,909
	Ventas, Inc.	19,490	1,090,855
	Vornado Realty Trust	9,435	676,301
	Welltower, Inc.	20,269	1,215,532
	Weyerhaeuser Co.	41,309	1,550,740
			34,713,567
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	23,914	4,660,121
	CVS Health Corp.	55,437	4,362,338
	Kroger Co.	48,680	1,477,925
	Sysco Corp.	26,234	1,649,332
	Wal-Mart Stores, Inc.	80,104	8,539,086
	Walgreens Boots Alliance, Inc.	47,513	3,575,828
			24,264,630
	Food Products 1.1%
	Archer-Daniels-Midland Co.	30,605	1,314,485
	Campbell Soup Co.	10,526	489,985
	Conagra Brands, Inc.	22,356	849,528
	General Mills, Inc.	31,103	1,819,214
	Hershey Co.	7,720	851,748
	Hormel Foods Corp.	14,732	505,749
	J.M. Smucker Co.	6,216	788,748
	Kellogg Co.	13,612	927,113
	Kraft Heinz Co.	32,674	2,561,315
	McCormick & Co., Inc.	6,553	712,770
	Mondelez International, Inc., Class A	81,782	3,631,121
	Tyson Foods, Inc., Class A	16,287	1,239,604
			15,691,380
	Health Care Equipment & Supplies 2.7%
	Abbott Laboratories	95,257	5,921,175
	Align Technology, Inc. (a)	3,949	1,034,638
	Baxter International, Inc.	27,433	1,975,999
	Becton Dickinson & Co.	14,502	3,523,116
	Boston Scientific Corp. (a)	75,149	2,101,166
	Cooper Cos., Inc.	2,679	655,471
	Danaher Corp.	33,499	3,392,779
	DENTSPLY SIRONA, Inc.	12,570	764,382
	Edwards Lifesciences Corp. (a)	11,581	1,465,923
	Hologic, Inc. (a)	15,087	644,215
	IDEXX Laboratories, Inc. (a)	4,773	892,742
	Intuitive Surgical, Inc. (a)	6,132	2,647,000
	Medtronic PLC	74,077	6,362,473
	ResMed, Inc.	7,766	782,735
	Stryker Corp.	17,614	2,895,389
	Varian Medical Systems, Inc. (a)	5,014	639,285
	Zimmer Biomet Holdings, Inc.	11,080	1,408,490
			37,106,978
	Health Care Providers & Services 2.7%
	Aetna, Inc.	17,846	3,333,990
	AmerisourceBergen Corp.	8,832	880,286
	Anthem, Inc.	14,051	3,482,540
	Cardinal Health, Inc.	17,217	1,236,009
	Centene Corp. (a)	9,439	1,012,238
	Cigna Corp.	13,492	2,811,058
	DaVita, Inc. (a)	8,285	646,561
	Envision Healthcare Corp. (a)	6,621	238,290
	Express Scripts Holding Co. (a)	30,995	2,454,184
	HCA Healthcare, Inc.	15,501	1,568,081
	Henry Schein, Inc. (a)	8,590	650,091
	Humana, Inc.	7,818	2,203,347
	Laboratory Corp. of America Holdings (a)	5,571	972,140
	McKesson Corp.	11,409	1,926,752
	Patterson Cos., Inc.	4,508	161,792
	Quest Diagnostics, Inc.	7,459	789,311
	UnitedHealth Group, Inc.	53,033	12,557,154
	Universal Health Services, Inc., Class B	4,796	582,714
			37,506,538
	Health Care Technology 0.1%
	Cerner Corp. (a)	17,282	1,194,705

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	22,319	1,598,263
	Chipotle Mexican Grill, Inc. (a)	1,360	441,674
	Darden Restaurants, Inc.	6,768	648,713
	Hilton Worldwide Holdings, Inc.	11,067	947,888
	Marriott International, Inc., Class A	16,759	2,469,271
	McDonald's Corp.	43,627	7,466,325
	MGM Resorts International	27,884	1,016,372
	Norwegian Cruise Line Holdings, Ltd. (a)	9,752	592,336
	Royal Caribbean Cruises, Ltd.	9,373	1,251,764
	Starbucks Corp.	77,864	4,423,454
	Wyndham Worldwide Corp.	5,545	688,301
	Wynn Resorts, Ltd.	4,388	726,609
	Yum! Brands, Inc.	18,442	1,560,009
			23,830,979
	Household Durables 0.4%
	D.R. Horton, Inc.	18,677	916,107
	Garmin, Ltd.	6,073	382,235
	Leggett & Platt, Inc.	7,214	335,523
	Lennar Corp., Class A	11,192	701,291
	Mohawk Industries, Inc. (a)	3,458	971,905
	Newell Brands, Inc.	26,821	709,147
	PulteGroup, Inc.	14,801	471,116
	Whirlpool Corp.	3,933	713,525
			5,200,849
	Household Products 1.4%
	Church & Dwight Co., Inc.	13,678	668,170
	Clorox Co.	7,056	999,765
	Colgate-Palmolive Co.	48,055	3,567,603
	Kimberly-Clark Corp.	19,250	2,252,250
	Procter & Gamble Co.	139,448	12,039,941
			19,527,729
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	36,140	417,778
	NRG Energy, Inc.	16,462	428,177
			845,955
	Industrial Conglomerates 1.7%
	3M Co.	32,659	8,181,080
	General Electric Co.	474,589	7,674,104
	Honeywell International, Inc.	41,691	6,656,802
	Roper Technologies, Inc.	5,602	1,571,865
			24,083,851
	Insurance 2.5%
	Aflac, Inc.	21,516	1,897,711
	Allstate Corp.	19,637	1,939,547
	American International Group, Inc.	49,196	3,144,608
	Aon PLC	13,676	1,944,317
	Arthur J. Gallagher & Co.	9,895	676,026
	Assurant, Inc.	2,945	269,409
	Brighthouse Financial, Inc. (a)	5,244	336,979
	Chubb, Ltd.	25,405	3,966,991
	Cincinnati Financial Corp.	8,171	628,350
	Everest Re Group, Ltd.	2,248	516,590
	Hartford Financial Services Group, Inc.	19,522	1,147,113
	Lincoln National Corp.	11,976	991,613
	Loews Corp.	15,105	780,173
	Marsh & McLennan Cos., Inc.	27,930	2,332,714
	MetLife, Inc.	57,588	2,768,255
	Principal Financial Group, Inc.	14,696	993,450
	Progressive Corp.	31,828	1,721,895
	Prudential Financial, Inc.	23,204	2,757,099
	Torchmark Corp.	5,876	533,835
	Travelers Cos., Inc.	14,979	2,245,652
	Unum Group	12,280	653,173
	Willis Towers Watson PLC	7,226	1,159,556
	XL Group, Ltd.	14,011	516,165
			33,921,221
	Internet & Direct Marketing Retail 3.2%
¤	Amazon.com, Inc. (a)	21,888	31,757,080
	Expedia, Inc.	6,727	861,123
	Netflix, Inc. (a)	23,682	6,401,245
	Priceline Group, Inc. (a)	2,669	5,103,261
	TripAdvisor, Inc. (a)	5,934	205,732
			44,328,441
	Internet Software & Services 4.8%
	Akamai Technologies, Inc. (a)	9,257	620,126
¤	Alphabet, Inc. (a)
	Class A	16,311	19,283,190
	Class C	16,520	19,327,409
	eBay, Inc. (a)	53,164	2,157,395
¤	Facebook, Inc., Class A (a)	130,511	24,391,201
	VeriSign, Inc. (a)	4,639	533,114
			66,312,435
	IT Services 4.0%
	Accenture PLC, Class A	33,819	5,434,713
	Alliance Data Systems Corp.	2,630	675,016
	Automatic Data Processing, Inc.	24,271	3,000,624
	Cognizant Technology Solutions Corp., Class A	32,268	2,516,259
	CSRA, Inc.	8,963	298,289
	DXC Technology Co.	15,612	1,554,175
	Fidelity National Information Services, Inc.	18,271	1,870,220
	Fiserv, Inc. (a)	11,405	1,606,280
	Gartner, Inc. (a)	4,961	688,289
	Global Payments, Inc.	8,709	973,492
	International Business Machines Corp.	47,119	7,713,380
	Mastercard, Inc., Class A	50,830	8,590,270
	Paychex, Inc.	17,501	1,194,443
	PayPal Holdings, Inc. (a)	61,829	5,275,250
	Total System Services, Inc.	9,156	813,602
	Visa, Inc., Class A	99,243	12,328,958
	Western Union Co.	25,136	522,577
			55,055,837
	Leisure Products 0.1%
	Hasbro, Inc.	6,203	586,618
	Mattel, Inc.	18,811	297,966
			884,584
	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc.	17,613	1,293,322
	Illumina, Inc. (a)	7,990	1,858,794
	IQVIA Holdings, Inc. (a)	7,968	814,250
	Mettler-Toledo International, Inc. (a)	1,400	945,364
	PerkinElmer, Inc.	6,032	483,525
	Thermo Fisher Scientific, Inc.	21,944	4,917,870
	Waters Corp. (a)	4,353	938,550
			11,251,675
	Machinery 1.7%
	Caterpillar, Inc.	32,559	5,299,954
	Cummins, Inc.	8,538	1,605,144
	Deere & Co.	17,505	2,913,182
	Dover Corp.	8,526	905,546
	Flowserve Corp.	7,149	323,993
	Fortive Corp.	16,738	1,272,423
	Illinois Tool Works, Inc.	16,875	2,930,681
	Ingersoll-Rand PLC	13,674	1,293,971
	PACCAR, Inc.	19,242	1,434,684
	Parker-Hannifin Corp.	7,290	1,468,352
	Pentair PLC	9,037	646,145
	Snap-on, Inc.	3,119	534,316
	Stanley Black & Decker, Inc.	8,393	1,395,168
	Xylem, Inc.	9,829	710,244
			22,733,803
	Media 2.6%
	CBS Corp., Class B	19,843	1,143,155
	Charter Communications, Inc., Class A (a)	10,612	4,003,377
	Comcast Corp., Class A	255,260	10,856,208
	Discovery Communications, Inc. (a)
	Class A	8,428	211,290
	Class C	11,122	265,371
	DISH Network Corp., Class A (a)	12,474	585,031
	Interpublic Group of Cos., Inc.	21,267	465,535
	News Corp.
	Class A	20,959	358,608
	Class B	6,664	116,287
	Omnicom Group, Inc.	12,616	967,016
	Scripps Networks Interactive, Inc., Class A	5,257	462,563
	Time Warner, Inc.	42,609	4,062,768
	Twenty-First Century Fox, Inc.
	Class A	57,682	2,128,466
	Class B	24,035	877,037
	Viacom, Inc., Class B	19,309	645,307
	Walt Disney Co.	82,653	8,981,902
			36,129,921
	Metals & Mining 0.3%
	Freeport-McMoRan, Inc. (a)	73,675	1,436,662
	Newmont Mining Corp.	29,188	1,182,406
	Nucor Corp.	17,398	1,164,970
			3,784,038
	Multi-Utilities 0.9%
	Ameren Corp.	13,279	751,990
	CenterPoint Energy, Inc.	23,589	664,738
	CMS Energy Corp.	15,433	690,626
	Consolidated Edison, Inc.	16,969	1,363,629
	Dominion Energy, Inc.	35,218	2,692,064
	DTE Energy Co.	9,817	1,037,068
	NiSource, Inc.	18,431	454,877
	Public Service Enterprise Group, Inc.	27,694	1,436,488
	SCANA Corp.	7,805	317,195
	Sempra Energy	13,740	1,470,455
	WEC Energy Group, Inc.	17,271	1,110,525
			11,989,655
	Multiline Retail 0.5%
	Dollar General Corp.	14,257	1,470,182
	Dollar Tree, Inc. (a)	12,975	1,492,125
	Kohl's Corp.	9,226	597,568
	Macy's, Inc.	16,670	432,586
	Nordstrom, Inc.	6,382	314,696
	Target Corp.	29,748	2,237,645
			6,544,802
	Oil, Gas & Consumable Fuels 4.9%
	Anadarko Petroleum Corp.	29,944	1,798,137
	Andeavor	7,855	849,597
	Apache Corp.	20,847	935,405
	Cabot Oil & Gas Corp.	25,311	666,945
	Chesapeake Energy Corp. (a)	49,728	174,048
	Chevron Corp.	103,945	13,029,506
	Cimarex Energy Co.	5,213	584,899
	Concho Resources, Inc. (a)	8,138	1,281,247
	ConocoPhillips	65,426	3,847,703
	Devon Energy Corp.	28,759	1,189,760
	EOG Resources, Inc.	31,644	3,639,060
	EQT Corp.	13,398	727,377
¤	Exxon Mobil Corp.	231,888	20,243,822
	Hess Corp.	14,781	746,588
	Kinder Morgan, Inc.	105,106	1,889,806
	Marathon Oil Corp.	46,499	845,817
	Marathon Petroleum Corp.	26,729	1,851,518
	Newfield Exploration Co. (a)	10,902	345,157
	Noble Energy, Inc.	26,630	812,748
	Occidental Petroleum Corp.	41,879	3,139,669
	ONEOK, Inc.	22,562	1,327,999
	Phillips 66	23,514	2,407,834
	Pioneer Natural Resources Co.	9,312	1,703,258
	Range Resources Corp.	12,357	176,087
	Valero Energy Corp.	23,947	2,298,193
	Williams Cos., Inc.	45,245	1,420,240
			67,932,420
	Personal Products 0.2%
	Coty, Inc., Class A	25,841	506,742
	Estee Lauder Cos., Inc., Class A	12,252	1,653,530
			2,160,272
	Pharmaceuticals 4.3%
	Allergan PLC	18,201	3,280,913
	Bristol-Myers Squibb Co.	89,570	5,607,082
	Eli Lilly & Co.	53,022	4,318,642
¤	Johnson & Johnson	147,022	20,316,970
	Merck & Co., Inc.	149,685	8,868,836
	Mylan N.V. (a)	29,348	1,257,562
	Perrigo Co. PLC	7,168	649,564
	Pfizer, Inc.	326,206	12,082,670
	Zoetis, Inc.	26,667	2,046,159
			58,428,398
	Professional Services 0.3%
	Equifax, Inc.	6,572	821,040
	IHS Markit, Ltd. (a)	19,880	948,872
	Nielsen Holdings PLC	18,322	685,426
	Robert Half International, Inc.	6,860	397,057
	Verisk Analytics, Inc. (a)	8,505	850,925
			3,703,320
	Real Estate Management & Development 0.1%
	CBRE Group, Inc., Class A (a)	16,534	755,438

	Road & Rail 0.9%
	CSX Corp.	48,910	2,776,620
	J.B. Hunt Transport Services, Inc.	4,684	565,968
	Kansas City Southern	5,667	641,108
	Norfolk Southern Corp.	15,660	2,362,781
	Union Pacific Corp.	43,079	5,751,046
			12,097,523
	Semiconductors & Semiconductor Equipment 3.8%
	Advanced Micro Devices, Inc. (a)	44,880	616,651
	Analog Devices, Inc.	20,174	1,853,587
	Applied Materials, Inc.	58,364	3,130,061
	Broadcom, Ltd.	22,251	5,518,916
	Intel Corp.	256,118	12,329,520
	KLA-Tencor Corp.	8,576	941,645
	Lam Research Corp.	8,863	1,697,442
	Microchip Technology, Inc.	12,800	1,218,816
	Micron Technology, Inc. (a)	63,113	2,759,300
	NVIDIA Corp.	33,164	8,151,711
	Qorvo, Inc. (a)	6,965	499,878
	QUALCOMM, Inc.	80,676	5,506,137
	Skyworks Solutions, Inc.	10,055	977,447
	Texas Instruments, Inc.	53,936	5,915,161
	Xilinx, Inc.	13,733	1,002,784
			52,119,056
	Software 5.3%
	Activision Blizzard, Inc.	41,378	3,067,351
	Adobe Systems, Inc. (a)	26,977	5,388,925
	ANSYS, Inc. (a)	4,644	750,703
	Autodesk, Inc. (a)	11,995	1,386,862
	CA, Inc.	17,179	615,867
	Cadence Design Systems, Inc. (a)	15,452	693,177
	Citrix Systems, Inc. (a)	7,833	726,589
	Electronic Arts, Inc. (a)	16,852	2,139,530
	Intuit, Inc.	13,291	2,231,559
¤	Microsoft Corp.	422,189	40,112,177
	Oracle Corp.	166,730	8,601,601
	Red Hat, Inc. (a)	9,683	1,272,152
	salesforce.com, Inc. (a)	37,553	4,277,662
	Symantec Corp.	33,929	923,887
	Synopsys, Inc. (a)	8,222	761,439
			72,949,481
	Specialty Retail 2.2%
	Advance Auto Parts, Inc.	4,045	473,225
	AutoZone, Inc. (a)	1,505	1,151,987
	Best Buy Co., Inc.	13,918	1,016,849
	CarMax, Inc. (a)	9,978	712,130
	Foot Locker, Inc.	6,786	333,532
	Gap, Inc.	11,917	396,121
	Home Depot, Inc.	63,907	12,838,916
	L Brands, Inc.	13,514	676,916
	Lowe's Cos., Inc.	45,576	4,773,175
	O'Reilly Automotive, Inc. (a)	4,654	1,231,867
	Ross Stores, Inc.	21,102	1,738,594
	Signet Jewelers, Ltd.	3,308	174,993
	Tiffany & Co.	5,588	595,960
	TJX Cos., Inc.	34,821	2,796,823
	Tractor Supply Co.	6,872	523,990
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,194	709,387
			30,144,465
	Technology Hardware, Storage & Peripherals 3.9%
¤	Apple, Inc.	280,980	47,044,481
	Hewlett Packard Enterprise Co.	87,288	1,431,523
	HP, Inc.	91,406	2,131,588
	NetApp, Inc.	14,763	907,925
	Seagate Technology PLC	15,833	873,982
	Western Digital Corp.	16,188	1,440,408
	Xerox Corp.	11,683	398,741
			54,228,648
	Textiles, Apparel & Luxury Goods 0.7%
	Hanesbrands, Inc.	19,952	433,357
	Michael Kors Holdings, Ltd. (a)	8,322	549,252
	NIKE, Inc., Class B	71,907	4,905,496
	PVH Corp.	4,237	657,074
	Ralph Lauren Corp.	3,032	346,588
	Tapestry, Inc.	15,563	732,083
	Under Armour, Inc. (a)(b)
	Class A	10,132	140,429
	Class C	10,089	129,644
	VF Corp.	17,949	1,456,382
			9,350,305
	Tobacco 1.2%
	Altria Group, Inc.	104,427	7,345,395
	Philip Morris International, Inc.	84,997	9,114,229
			16,459,624
	Trading Companies & Distributors 0.2%
	Fastenal Co.	15,727	864,356
	United Rentals, Inc. (a)	4,625	837,634
	W.W. Grainger, Inc.	2,838	765,295
			2,467,285
	Water Utilities 0.1%
	American Water Works Co., Inc.	9,762	811,906
	Total Common Stocks (Cost $360,014,864)		1,318,871,819	(c)

	Principal Amount
Short-Term Investments 3.8%
U.S. Governments 3.8%
United States Treasury Bills (d)
1.314%, due 4/5/18	$100,000	99,767
1.317%, due 4/5/18	1,300,000	1,296,971
1.331%, due 4/5/18	300,000	299,301
1.343%, due 4/5/18	27,500,000	27,435,925
1.368%, due 4/26/18 (e)	1,500,000	1,495,020
1.378%, due 4/5/18	100,000	99,767
1.383%, due 4/5/18	1,600,000	1,596,272
1.395%, due 4/5/18	100,000	99,767
1.395%, due 4/19/18	1,000,000	997,030
1.399%, due 4/5/18	300,000	299,301
1.399%, due 4/19/18	1,100,000	1,096,733
1.401%, due 4/5/18	700,000	698,369
1.403%, due 4/5/18	300,000	299,301
1.407%, due 4/5/18	700,000	698,369
1.414%, due 4/5/18	100,000	99,767
1.414%, due 4/26/18 (e)	2,700,000	2,691,036
1.424%, due 4/19/18	100,000	99,703
1.432%, due 4/19/18	13,500,000	13,459,905
Total Short-Term Investments (Cost $52,862,693)		52,862,304

Total Investments (Cost $412,877,557)	99.9%	1,371,734,123
Other Assets, Less Liabilities	0.1	1,147,486
Net Assets	100.0%	$1,372,881,609

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2018, the market value of securities loaned was $270,073 and the Fund received non-cash collateral in the amount of $280,593.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents a security which was maintained at the broker as collateral for futures contracts.

As of January 31, 2018, the Fund held the following futures contracts:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
E-mini S&P 500	372	March 2018	$50,853,447	$52,559,880	$1,706,433

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,318,871,819	$—	$—	$1,318,871,819
Short-Term Investments	—	52,862,304	—	52,862,304
Total Investments in Securities	1,318,871,819	52,862,304	—	1,371,734,123
Other Financial Instruments
Futures Contracts (b)	1,706,433	—	—	1,706,433
Total Investments in Securities and Other Financial Instruments	$1,320,578,252	$52,862,304	$—	$1,373,440,556

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.9% †
	Convertible Bonds 0.9%
	Auto Parts & Equipment 0.2%
	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)(e)	$3,416,861	$1,831,437

	Real Estate Investment Trusts 0.7%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,590,000	2,593,238
	3.75%, due 12/15/20	4,865,000	4,941,570
			7,534,808
	Total Convertible Bonds (Cost $10,487,873)		9,366,245

	Corporate Bonds 85.9%
	Advertising 1.7%
	Lamar Media Corp.
	5.375%, due 1/15/24	1,000,000	1,030,000
	5.875%, due 2/1/22	10,000,000	10,225,000
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	4,000,000	4,079,200
	5.625%, due 2/15/24	3,000,000	3,071,250
			18,405,450
	Aerospace & Defense 2.3%
	KLX, Inc. 5.875%, due 12/1/22 (e)	5,590,000	5,820,587
	Orbital ATK, Inc.
	5.25%, due 10/1/21	2,799,000	2,868,975
	5.50%, due 10/1/23	6,405,000	6,725,250
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	1,750,000	1,802,833
	TransDigm, Inc.
	5.50%, due 10/15/20	5,138,000	5,208,647
	6.00%, due 7/15/22	1,000,000	1,026,250
	Triumph Group, Inc. 5.25%, due 6/1/22	1,000,000	983,750
			24,436,292
	Airlines 0.2%
	United Continental Holdings, Inc.
	4.25%, due 10/1/22	1,520,000	1,527,600
	6.375%, due 6/1/18	1,120,000	1,131,200
			2,658,800
	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	1,850,000	1,887,000

	Auto Manufacturers 1.2%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	625,000	682,812
	Jaguar Land Rover Automotive PLC (e)
	4.125%, due 12/15/18	670,000	675,059
	4.25%, due 11/15/19	905,000	918,575
	5.625%, due 2/1/23	3,000,000	3,073,140
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	7,000,000	7,178,500
			12,528,086
	Auto Parts & Equipment 4.3%
	American Axle & Manufacturing, Inc. 6.25%, due 3/15/21	6,395,000	6,522,900
	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	10,283,624	8,957,036
¤	IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (a)(e)	15,719,000	15,915,487
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (e)	1,435,000	1,419,753
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	5,762,000	6,006,885
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	4,130,000	4,228,088
	Titan International, Inc. 6.50%, due 11/30/23 (e)	1,500,000	1,556,250
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (e)	1,050,000	1,068,827
			45,675,226
	Building Materials 1.1%
	Airxcel, Inc. 8.50%, due 2/15/22 (e)	2,500,000	2,659,375
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	936,000	950,040
	Griffon Corp. 5.25%, due 3/1/22 (e)	2,215,000	2,253,763
	Masonite International Corp. 5.625%, due 3/15/23 (e)	2,000,000	2,080,000
	Summit Materials LLC / Summit Materials Finance Corp. 8.50%, due 4/15/22	4,020,000	4,422,000
			12,365,178
	Chemicals 2.4%
	Blue Cube Spinco, Inc. 9.75%, due 10/15/23	6,920,000	8,165,600
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (e)	6,506,000	7,172,865
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	3,790,000	3,903,700
	Olin Corp. 5.50%, due 8/15/22	4,400,000	4,686,000
	Westlake Chemical Corp. 4.625%, due 2/15/21	1,715,000	1,757,875
			25,686,040
	Commercial Services 4.3%
	Ashtead Capital, Inc. 5.625%, due 10/1/24 (e)	2,000,000	2,114,400
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	1,000,000	1,007,500
	Cimpress N.V. 7.00%, due 4/1/22 (e)	4,850,000	5,110,688
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (e)	950,000	940,500
	Graham Holdings Co. 7.25%, due 2/1/19	8,140,000	8,502,963
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	2,000,000	2,080,000
	IHS Markit, Ltd. 5.00%, due 11/1/22 (e)	5,050,000	5,359,312
	Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (e)	5,845,000	5,991,125
¤	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	5,000,000	5,037,500
	5.00%, due 4/15/22 (e)	8,800,000	8,943,000
	WEX, Inc. 4.75%, due 2/1/23 (e)	710,000	720,650
			45,807,638
	Computers 0.4%
	NCR Corp.
	5.00%, due 7/15/22	3,000,000	3,060,900
	5.875%, due 12/15/21	1,500,000	1,539,375
			4,600,275
	Containers & Packaging 0.3%
	OI European Group B.V. 4.00%, due 3/15/23 (e)	3,525,000	3,496,359

	Cosmetics & Personal Care 0.2%
	Edgewell Personal Care Co. 4.70%, due 5/19/21	1,775,000	1,814,938

	Distribution & Wholesale 0.9%
	American Builders & Contractors Supply Co., Inc. 5.625%, due 4/15/21 (e)	2,000,000	2,035,000
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)	1,160,000	1,200,600
	LKQ Corp. 4.75%, due 5/15/23	5,800,000	5,937,750
			9,173,350
	Diversified Financial Services 3.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	1,006,785
	Ally Financial, Inc. 3.25%, due 2/13/18	2,295,000	2,295,000
	Credit Acceptance Corp. 6.125%, due 2/15/21	7,292,000	7,364,920
	Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
	6.875%, due 4/15/22	2,300,000	2,357,500
	7.375%, due 4/1/20	1,000,000	1,020,000
	7.50%, due 4/15/21	2,000,000	2,082,500
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	3,000,000	3,060,000
	5.875%, due 8/1/21	4,990,000	5,152,175
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	3,675,000	3,822,000
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	6,150,000	6,348,952
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	6,100,000	6,420,250
			40,930,082
	Electric 1.7%
	Calpine Corp. 6.00%, due 1/15/22 (e)	3,394,000	3,501,250
	GenOn Energy, Inc. (f)(g)
	7.875%, due 6/15/17	5,985,000	4,907,700
	9.50%, due 10/15/18	3,125,000	2,539,063
	NRG Energy, Inc. 6.25%, due 7/15/22	6,840,000	7,087,950
			18,035,963
	Electrical Components & Equipment 1.3%
	General Cable Corp. 5.75%, due 10/1/22	9,625,000	9,925,781
	WESCO Distribution, Inc. 5.375%, due 12/15/21	3,540,000	3,637,350
			13,563,131
	Entertainment 1.5%
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	1,600,000	1,604,000
	4.375%, due 4/15/21	2,660,000	2,719,850
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (e)	6,718,000	6,721,762
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	5,140,000	5,101,450
			16,147,062
	Food 2.5%
	B&G Foods, Inc. 4.625%, due 6/1/21	3,225,000	3,241,125
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	8,910,000	8,330,850
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	3,555,000	3,555,000
	TreeHouse Foods, Inc. 4.875%, due 3/15/22	2,250,000	2,283,750
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (e)	8,729,000	8,892,669
			26,303,394
	Forest Products & Paper 0.5%
	Mercer International, Inc. 7.75%, due 12/1/22	2,040,000	2,171,437
	Smurfit Kappa Acquisitions Unlimited Co. 4.875%, due 9/15/18 (e)	3,180,000	3,199,875
			5,371,312
	Health Care - Products 0.3%
	Hologic, Inc. 5.25%, due 7/15/22 (e)	3,000,000	3,114,000

	Health Care - Services 4.1%
	Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	4,230,000	4,281,606
	Centene Corp. 5.625%, due 2/15/21	9,500,000	9,767,235
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	500,000	462,500
	Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), due 5/15/22 (a)(e)	905,000	921,969
	Fresenius Medical Care U.S. Finance II, Inc. (e)
	5.875%, due 1/31/22	2,000,000	2,170,040
	6.50%, due 9/15/18	207,000	212,133
¤	HCA, Inc.
	6.50%, due 2/15/20	4,621,000	4,927,141
	7.50%, due 2/15/22	10,000,000	11,225,000
	Polaris Intermediate Corp. 8.50%, due 12/1/22 (a)(e)	2,100,000	2,186,625
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	1,650,000	1,734,563
	7.50%, due 1/1/22 (e)	2,435,000	2,576,717
	8.125%, due 4/1/22	3,000,000	3,095,640
			43,561,169
	Home Builders 3.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (e)	351,000	356,265
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (e)	7,472,000	7,621,440
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	1,750,000	1,819,475
	CalAtlantic Group, Inc. 8.375%, due 5/15/18	270,000	274,590
	Century Communities, Inc. 6.875%, due 5/15/22	4,805,000	4,979,133
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,176,560
	Meritage Homes Corp. 4.50%, due 3/1/18	2,480,000	2,481,240
	New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	3,328,325
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (e)	4,834,000	4,979,020
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	4,205,000	4,277,326
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,000,000	1,082,500
	Williams Scotsman International, Inc. 7.875%, due 12/15/22 (e)	1,645,000	1,694,350
			34,070,224
	Household Products & Wares 1.3%
	Prestige Brands, Inc. 5.375%, due 12/15/21 (e)	7,300,000	7,391,250
	Spectrum Brands, Inc. 6.625%, due 11/15/22	6,290,000	6,518,012
			13,909,262
	Insurance 0.4%
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (e)	4,000,000	4,080,000

	Internet 1.2%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	2,621,000	2,725,840
	Netflix, Inc.
	5.375%, due 2/1/21	2,000,000	2,100,000
	5.50%, due 2/15/22	6,300,000	6,662,250
	Symantec Corp. 3.95%, due 6/15/22	455,000	458,422
	VeriSign, Inc. 4.625%, due 5/1/23	874,000	895,850
			12,842,362
	Iron & Steel 1.3%
	Allegheny Technologies, Inc. 5.95%, due 1/15/21	500,000	516,250
¤	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (e)	12,573,000	13,075,920
			13,592,170
	Leisure Time 1.2%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	4,490,000	4,543,965
	Carlson Travel, Inc. 6.75%, due 12/15/23 (e)	8,950,000	8,871,687
			13,415,652
	Lodging 0.9%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	1,500,000	1,586,250
	5.75%, due 7/1/22	1,000,000	1,094,070
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	5,260,000	5,536,150
	MGM Resorts International 7.75%, due 3/15/22	1,150,000	1,307,516
			9,523,986
	Machinery - Construction & Mining 0.3%
	Oshkosh Corp. 5.375%, due 3/1/22	3,500,000	3,599,995

	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	2,000,000	2,188,000

	Media 7.1%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (e)	4,000,000	3,840,000
	Cablevision Systems Corp. 7.75%, due 4/15/18	3,755,000	3,795,554
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	1,500,000	1,529,063
	5.25%, due 3/15/21	6,200,000	6,285,250
	5.25%, due 9/30/22	2,250,000	2,303,437
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	2,525,000	2,557,175
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (e)	5,150,000	5,240,125
	CSC Holdings LLC 7.625%, due 7/15/18	1,500,000	1,531,875
¤	DISH DBS Corp.
	4.25%, due 4/1/18	2,000,000	2,005,100
	5.125%, due 5/1/20	2,000,000	2,032,500
	5.875%, due 7/15/22	2,100,000	2,089,500
	6.75%, due 6/1/21	6,825,000	7,149,187
	7.875%, due 9/1/19	1,540,000	1,639,138
	Quebecor Media, Inc. 5.75%, due 1/15/23	4,700,000	4,970,250
	SFR Group S.A. 6.00%, due 5/15/22 (e)	10,000,000	9,759,500
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(d)	3,000,000	3,030,000
	Videotron, Ltd. 5.00%, due 7/15/22	2,794,000	2,912,745
¤	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	12,477,000	13,085,254
			75,755,653
	Metal Fabricate & Hardware 0.1%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	1,000,000	1,065,000

	Mining 2.9%
¤	Aleris International, Inc.
	7.875%, due 11/1/20	5,204,000	5,199,316
	9.50%, due 4/1/21 (e)	7,129,000	7,546,403
	First Quantum Minerals, Ltd. 7.25%, due 5/15/22 (e)	3,000,000	3,112,500
	Freeport McMoRan, Inc.
	6.75%, due 2/1/22	2,000,000	2,072,500
	6.875%, due 2/15/23	1,900,000	2,085,250
	Hecla Mining Co. 6.875%, due 5/1/21	4,125,000	4,228,125
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,000,000	2,268,940
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	5,000,000	5,087,500
			31,600,534
	Miscellaneous - Manufacturing 2.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	6,170,000	6,293,400
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	3,485,000	3,415,300
	EnPro Industries, Inc. 5.875%, due 9/15/22	1,500,000	1,560,000
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	9,480,000	9,681,450
			20,950,150
	Oil & Gas 6.4%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	5,455,000	6,007,319
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 11.50%, due 1/15/21 (e)	2,110,000	2,386,938
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	1,883,000	1,920,660
	CNX Resources Corp. 5.875%, due 4/15/22	4,400,000	4,521,396
	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (a)	6,810,000	7,048,350
	Continental Resources, Inc. 5.00%, due 9/15/22	2,375,000	2,404,687
	Extraction Oil & Gas, Inc. / Extraction Finance Corp. 7.875%, due 7/15/21 (e)	2,140,000	2,268,400
	Gulfport Energy Corp. 6.625%, due 5/1/23	4,060,000	4,191,950
	Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	6,019,380
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	1,175,000	1,199,969
	7.25%, due 2/1/19	3,598,000	3,580,010
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (a)	2,351,288	1,828,126
	QEP Resources, Inc. 5.375%, due 10/1/22	1,000,000	1,031,250
	Range Resources Corp.
	5.75%, due 6/1/21	6,000,000	6,262,500
	5.875%, due 7/1/22	3,970,000	4,128,800
	Rex Energy Corp. 8.00%, due 10/1/20	2,906,000	1,075,220
	Stone Energy Corp. 7.50%, due 5/31/22	2,468,787	2,487,303
	WPX Energy, Inc.
	6.00%, due 1/15/22	2,295,000	2,415,487
	7.50%, due 8/1/20	6,873,000	7,422,840
			68,200,585
	Oil & Gas Services 0.5%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	5,860,000	5,903,950

	Pharmaceuticals 0.5%
	Endo Finance LLC / Endo Finco, Inc. 7.25%, due 1/15/22 (e)	1,500,000	1,305,000
	Valeant Pharmaceuticals International, Inc. 6.50%, due 3/15/22 (e)	3,895,000	4,081,181
			5,386,181
	Pipelines 3.6%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19	1,911,000	1,987,020
	6.25%, due 10/15/22	373,000	392,306
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	2,660,000	2,651,826
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 5.75%, due 2/15/21	5,052,000	5,125,254
	NGPL PipeCo LLC 4.375%, due 8/15/22 (e)	8,425,000	8,511,778
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	3,615,000	3,890,644
	8.40%, due 4/15/18	6,025,000	6,085,250
	Rockies Express Pipeline LLC 6.85%, due 7/15/18 (e)	9,440,000	9,619,360
			38,263,438
	Real Estate 1.0%
	Realogy Group LLC / Realogy Co-Issuer Corp. (e)
	4.50%, due 4/15/19	2,000,000	2,020,000
	5.25%, due 12/1/21	3,750,000	3,857,813
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (e)	4,420,000	4,408,950
			10,286,763
	Real Estate Investment Trusts 3.8%
¤	Equinix, Inc.
	5.375%, due 1/1/22	16,685,000	17,289,831
	5.375%, due 4/1/23	1,500,000	1,541,250
	FelCor Lodging, L.P. 5.625%, due 3/1/23	10,000,000	10,250,000
	Sabra Health Care, L.P. / Sabra Capital Corp. 5.50%, due 2/1/21	3,295,000	3,381,494
	SBA Communications Corp. 4.00%, due 10/1/22 (e)	3,125,000	3,078,125
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	5,000,000	5,209,350
			40,750,050
	Retail 4.2%
	Dollar Tree, Inc. 5.25%, due 3/1/20	5,400,000	5,480,325
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	5,150,000	5,111,375
	GameStop Corp. 5.50%, due 10/1/19 (e)	5,090,000	5,166,350
	Group 1 Automotive, Inc. 5.00%, due 6/1/22	1,000,000	1,028,300
	L Brands, Inc.
	5.625%, due 2/15/22	3,500,000	3,687,600
	6.625%, due 4/1/21	1,000,000	1,077,500
	8.50%, due 6/15/19	2,504,000	2,704,320
	Penske Automotive Group, Inc. 3.75%, due 8/15/20	4,190,000	4,210,950
	Rite Aid Corp. 6.75%, due 6/15/21	5,300,000	5,387,715
	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,190,925
	5.30%, due 9/15/19	5,425,000	5,587,750
	6.25%, due 3/15/18	3,820,000	3,820,000
			44,453,110
	Software 1.5%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (e)	7,860,000	7,977,900
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (e)	1,250,000	1,312,314
	Open Text Corp. 5.625%, due 1/15/23 (e)	5,155,000	5,370,737
	Quintiles IMS, Inc. 4.875%, due 5/15/23 (e)	1,000,000	1,035,000
			15,695,951
	Telecommunications 6.4%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,392,300
	CenturyLink, Inc.
	5.80%, due 3/15/22	2,700,000	2,632,500
	6.45%, due 6/15/21	3,000,000	3,048,570
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	5,860,000	5,933,250
	Frontier Communications Corp. 10.50%, due 9/15/22	5,600,000	4,627,000
¤	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	7,140,000	7,470,225
	7.625%, due 6/15/21	4,255,000	4,648,587
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	8,000,000	7,940,000
	Level 3 Financing, Inc.
	5.375%, due 8/15/22	3,500,000	3,552,500
	5.625%, due 2/1/23	500,000	506,250
	6.125%, due 1/15/21	1,000,000	1,015,000
	Nokia OYJ 3.375%, due 6/12/22	4,000,000	3,911,600
	Sprint Capital Corp. 6.90%, due 5/1/19	2,000,000	2,085,000
	Sprint Communications, Inc. (e)
	7.00%, due 3/1/20	2,390,000	2,551,325
	9.00%, due 11/15/18	1,433,000	1,497,485
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	13,045,000	13,297,747
	6.836%, due 4/28/23	2,100,000	2,191,770
			68,301,109
	Toys, Games & Hobbies 0.2%
	Mattel, Inc. 4.35%, due 10/1/20	2,065,000	2,075,325

	Trucking & Leasing 0.5%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	5,645,000	5,906,081

	Total Corporate Bonds (Cost $915,672,969)		917,376,276

	Loan Assignments 8.1% (h)
	Broadcast Services and Programming 0.3%
	Midcontinent Communications New Term Loan B 3.804% (1-month LIBOR + 2.25%), due 12/31/23	3,027,342	3,038,695

	Building Materials 0.1%
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 3.693% (3-month LIBOR + 2.00%), due 12/14/24	1,500,000	1,508,437

	Chemicals 0.5%
	H.B. Fuller Co. 2017 Term Loan B 3.811% (1-month LIBOR + 2.25%), due 10/20/24	5,486,250	5,526,634

	Distribution & Wholesale 0.2%
	Beacon Roofing Supply, Inc. 2017 Term Loan B 3.818% (3-month LIBOR + 2.25%), due 1/2/25	2,000,000	2,012,142

	Diversified Financial Services 0.5%
	Jane Street Group LLC 2017 Term Loan B 6.074% (1-month LIBOR + 4.50%), due 8/25/22 (b)	3,950,000	3,989,500
	LPL Holdings, Inc.
	2017 1st Lien Term Loan B 3.729% (6-month LIBOR + 2.25%), due 9/23/24	249,375	250,622
	2017 1st Lien Term Loan B 3.892% (3-month LIBOR + 2.25%), due 9/23/24	249,375	250,622
	VFH Parent LLC 2017 Refinanced Term Loan B 5.135% (3-month LIBOR + 3.25%), due 12/30/21	1,356,522	1,367,543
			5,858,287
	Electronics 0.4%
	Kemet Electronic Corp. Term Loan B 7.574% (1-month LIBOR + 6.00%), due 4/26/24 (b)	3,900,000	3,958,500

	Entertainment 0.4%
	Churchill Downs, Inc. 2017 Term Loan B 3.57% (1-month LIBOR + 2.00%), due 12/27/24	4,000,000	4,023,752

	Environmental Controls 0.2%
	Wrangler Buyer Corp. Term Loan B 4.574% (1-month LIBOR + 3.00%), due 9/27/24	2,200,000	2,215,583

	Hotels, Motels, Inns & Gaming 0.6%
	CityCenter Holdings LLC 2017 Term Loan B 4.074% (1-month LIBOR + 2.50%), due 4/18/24	3,980,000	4,007,362
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.074% (1-month LIBOR + 2.50%), due 11/30/23	1,980,000	1,997,820
			6,005,182
	Household Products & Wares 0.6%
	Prestige Brands, Inc. Term Loan B4 4.324% (1-month LIBOR + 2.75%), due 1/26/24	3,467,414	3,492,182
	Spectrum Brands, Inc.
	2017 Term Loan B 3.397% (3-month LIBOR + 2.00%), due 6/23/22	915,453	918,886
	2017 Term Loan B 3.623% (2-month LIBOR + 2.00%), due 6/23/22	1,137,899	1,142,166
	2017 Term Loan B 3.651% (2-month LIBOR + 2.00%), due 6/23/22	976,567	980,229
			6,533,463
	Insurance 0.5%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.693% (3-month LIBOR + 3.00%), due 6/7/23	4,826,224	4,856,388

	Internet 0.1%
	Match Group, Inc. 2017 Term Loan B 4.06% (1-month LIBOR + 2.50%), due 11/16/22 (b)	612,500	615,563

	Iron & Steel 0.3%
	Big River Steel LLC Term Loan B 6.693% (3-month LIBOR + 5.00%), due 8/23/23 (b)	2,992,500	3,014,944

	Media 0.6%
	Charter Communications Operating LLC 2017 Term Loan B 3.58% (1-month LIBOR + 2.00%), due 4/30/25	6,300,000	6,335,437

	Metal Fabricate & Hardware 0.6%
	Mueller Water Products, Inc.
	2017 Term Loan B 4.073% (1-month LIBOR + 2.50%), due 11/25/21	3,351,000	3,374,038
	2017 Term Loan B 4.193% (3-month LIBOR + 2.50%), due 11/25/21	1,500,000	1,510,313
	Neenah Foundry Co. 2017 Term Loan 8.073% (1-month LIBOR + 6.50%), due 12/13/22 (b)(i)	1,750,000	1,732,500
	2017 Term Loan 8.154% (2-month LIBOR + 6.50%), due 12/13/22	1,750,000	1,732,500
			8,349,351
	Retail 1.4%
	Bass Pro Group LLC Term Loan B 6.567% (1-month LIBOR + 5.00%), due 9/25/24	11,513,038	11,547,577
	Yum! Brands, Inc. Term Loan B 3.556% (1-month LIBOR + 2.00%), due 6/16/23	3,473,750	3,501,540
			15,049,117
	Semiconductors 0.5%
	Micron Technology, Inc. Term Loan 3.58% (1-month LIBOR + 2.00%), due 4/26/22	4,927,469	4,964,425

	Software 0.2%
	Donnelley Financial Solutions, Inc. 2017 Term Loan B 4.567% (1-month LIBOR + 3.00%), due 10/2/23 (b)	1,700,000	1,712,750
	Press Ganey Holdings, Inc. 2017 1st Lien Term Loan 4.574% (1-month LIBOR + 3.00%), due 10/21/23	498,741	503,728
			2,216,478
	Total Loan Assignments (Cost $85,050,289)		86,082,378

	Total Long-Term Bonds (Cost $1,011,211,131)		1,012,824,899

	Shares	Value
Common Stocks 0.5% †
Auto Parts & Equipment 0.0% ‡
Exide Technologies (b)(c)(d)(e)(i)(j)	256,017	494,112

Oil, Gas & Consumable Fuels 0.5%
PetroQuest Energy, Inc. (j)	31,419	55,612
Stone Energy Corp. (j)	130,766	4,725,883
		4,781,495
Total Common Stocks (Cost $4,989,399)		5,275,607

	Principal Amount
Short-Term Investment 4.8%
Money Market Fund 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.215%	$51,839,252	51,839,252
Total Short-Term Investment (Cost $51,839,252)		51,839,252

Total Investments (Cost $1,068,039,782)	100.2%	1,069,939,758
Other Assets, Less Liabilities	(0.2)	(1,983,142)
Net Assets	100.0%	$1,067,956,616

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $14,312,585, which represented 1.3% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $14,312,585, which represented 1.3% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Issue in non-accrual status.
(g)	Issue in default.
(h)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(i)	Restricted security.
(j)	Non-income producing security.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$7,534,808	$1,831,437	$9,366,245
Corporate Bonds (c)	—	905,389,240	11,987,036	917,376,276
Loan Assignments (d)	—	69,326,121	16,756,257	86,082,378
Total Long-Term Bonds	—	982,250,169	30,574,730	1,012,824,899
Common Stocks (e)	4,781,495	—	494,112	5,275,607
Short-Term Investment
Money Market Fund	51,839,252	—	—	51,839,252
Total Investments in Securities	$56,620,747	$982,250,169	$31,068,842	$1,069,939,758

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,831,437 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $8,957,036 and 3,030,000 are held in Auto Parts & Equipment and Media within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $3,989,500, $3,958,500, $615,563, $3,014,944, $3,465,000 and $1,712,750 are held in Diversified Financial Services, Electronics, Internet, Iron & Steel, Metal Fabricate & Hardware and Software, respectively, within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 security valued at $494,112 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2018, securities with a market value of $4,657,094 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$1,521,906	$9,181	$-	$184,804	$115,546	(a)	$-	$-	$-	$1,831,437	$184,804
Coporate Bonds
Auto Parts & Equipment	8,017,639	41,102	-	537,490	360,805	(a)	-	-	-	8,957,036	537,490
Media	-	429	-	74,571	2,955,000		-	-	-	3,030,000	74,571
Loan Assignments
Diversified Financial Services	-	503	117	(1,120)	-		(50,000)	4,040,000	-	3,989,500	(1,120)
Electronics	3,989,500	4,301	1,373	13,326	-		(50,000)	-	-	3,958,500	13,326
Internet	-	332	-	(1,863)	-		-	617,094	-	615,563	(1,863)
Iron & Steel	3,052,500	1,263	71	(31,390)	-		(7,500)	-	-	3,014,944	(31,390)
Metal Fabricate & Hardware	-	562	-	(562)	3,465,000		-	-	-	3,465,000	(562)
Real Estate Investment Trust	741,520	33	1,508	(4,311)	-		(738,750)	-	-	-	-
Software	2,007,500	335	1,245	3,670	-		(300,000)	-	-	1,712,750	3,670
Common Stock
Auto Parts & Equipment	417,308	-	-	76,804	-		-	-	-	494,112	76,804
Total	$19,747,873	$58,041	$4,314	$851,419	$6,896,351		$(1,146,250)	$4,657,094	$-	$31,068,842	$855,730

(a) Purchases include PIK securities.

(b) Sales include principal reductions.

MainStay Total Return Bond Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.4% †
	Corporate Bonds 54.1%
	Aerospace & Defense 0.6%
	Harris Corp. 5.054%, due 4/27/45	$3,000,000	$3,428,241
	KLX, Inc. 5.875%, due 12/1/22 (a)	4,395,000	4,576,294
			8,004,535
	Agriculture 1.1%
	Altria Group, Inc.
	5.375%, due 1/31/44	700,000	837,506
	9.25%, due 8/6/19	2,838,000	3,120,688
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26	2,135,000	2,021,388
	Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,130,212
	Philip Morris International, Inc.
	1.625%, due 2/21/19	1,000,000	993,481
	4.25%, due 11/10/44	2,100,000	2,170,373
	4.375%, due 11/15/41	1,075,000	1,125,197
	Reynolds American, Inc. 8.125%, due 6/23/19	720,000	773,264
			14,172,109
	Airlines 0.5%
	American Airlines, Inc. Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31	6,000,000	5,937,649

	Auto Manufacturers 1.0%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,666,662
	9.215%, due 9/15/21	2,355,000	2,817,813
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	2,580,000	2,835,630
	General Motors Co. 5.20%, due 4/1/45	2,860,000	2,979,867
	General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,620,000	1,632,326
			12,932,298
	Banks 10.4%
¤	Bank of America Corp.
	3.30%, due 1/11/23	680,000	686,322
	3.419%, due 12/20/28 (a)(b)	468,000	460,088
	3.705% (3-month USD-LIBOR-BBA + 1.512%), due 4/24/28 (b)	5,000,000	5,049,864
	4.25%, due 10/22/26	11,900,000	12,316,509
	5.125% (3-month USD-LIBOR-BBA + 3.387%), due 6/17/19 (b)(c)	2,075,000	2,100,938
	6.30% (3-month USD-LIBOR-BBA + 4.553%), due 3/10/26 (b)(c)	1,500,000	1,680,000
	Bank of New York Mellon Corp. 4.625% (3-month USD-LIBOR-BBA + 3.131%), due 9/20/26 (b)(c)	1,325,000	1,328,313
	Barclays PLC 2.75%, due 11/8/19	3,740,000	3,739,308
¤	Citigroup, Inc.
	2.50%, due 7/29/19	5,880,000	5,885,472
	3.40%, due 5/1/26	1,950,000	1,927,208
	3.70%, due 1/12/26	4,190,000	4,240,595
	3.887% (3-month USD-LIBOR-BBA + 1.563%), due 1/10/28 (b)	3,489,000	3,562,633
	4.05%, due 7/30/22	580,000	597,960
	5.30%, due 5/6/44	2,314,000	2,693,590
	Discover Bank
	7.00%, due 4/15/20	1,340,000	1,450,996
	8.70%, due 11/18/19	474,000	515,432
¤	Goldman Sachs Group, Inc.
	3.00%, due 4/26/22	11,325,000	11,246,823
	3.50%, due 11/16/26	4,305,000	4,243,401
	3.625%, due 1/22/23	2,850,000	2,898,901
	6.15%, due 4/1/18	5,000,000	5,034,150
	6.75%, due 10/1/37	1,610,000	2,123,888
¤	JPMorgan Chase & Co.
	2.95%, due 10/1/26	4,870,000	4,677,132
	3.375%, due 5/1/23	6,500,000	6,538,698
	5.50%, due 10/15/40	745,000	926,511
	Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	8,436,939
¤	Morgan Stanley
	2.625%, due 11/17/21	5,755,000	5,672,548
	3.591% (3-month USD-LIBOR-BBA + 1.34%), due 7/22/28 (b)	1,850,000	1,830,029
	3.875%, due 1/27/26	380,000	388,273
	3.971% (3-month USD-LIBOR-BBA + 1.455%), due 7/22/38 (b)	1,035,000	1,054,394
	4.35%, due 9/8/26	1,875,000	1,939,578
	4.875%, due 11/1/22	3,945,000	4,207,723
	5.00%, due 11/24/25	4,535,000	4,906,924
	5.75%, due 1/25/21	5,000,000	5,405,529
	Regions Bank 7.50%, due 5/15/18	392,000	398,086
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	5,985,000	6,253,505
	6.00%, due 12/19/23	280,000	305,236
	Santander Holdings USA, Inc. 4.40%, due 7/13/27 (a)	1,108,000	1,126,023
	Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,436,327
	Wells Fargo & Co. 5.375%, due 11/2/43	265,000	314,482
	Wells Fargo Bank N.A. 5.85%, due 2/1/37	555,000	694,938
			130,295,266
	Beverages 2.5%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	6,180,000	6,160,213
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	6,765,000	7,108,951
	Constellation Brands, Inc.
	3.875%, due 11/15/19	5,000,000	5,102,108
	4.50%, due 5/9/47	2,740,000	2,911,172
	4.75%, due 11/15/24	1,905,000	2,048,110
	PepsiCo, Inc.
	4.00%, due 5/2/47	3,620,000	3,778,772
	2.00%, due 4/15/21	4,565,000	4,484,381
			31,593,707
	Biotechnology 0.5%
	Biogen, Inc. 2.90%, due 9/15/20	2,010,000	2,020,414
	Gilead Sciences, Inc. 2.55%, due 9/1/20	4,010,000	4,013,716
			6,034,130
	Building Materials 1.0%
	Masco Corp. 3.50%, due 11/15/27	5,000,000	4,844,427
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)	4,940,000	5,112,900
	USG Corp. 5.50%, due 3/1/25 (a)	1,960,000	2,062,900
			12,020,227
	Chemicals 1.8%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19	3,625,000	3,563,255
	1.75%, due 9/27/21	2,470,000	2,380,947
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)	5,665,000	5,721,650
	Eastman Chemical Co. 2.70%, due 1/15/20	5,320,000	5,334,008
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)	2,400,000	2,358,000
	WR Grace & Co-Conn 5.125%, due 10/1/21 (a)	3,095,000	3,242,012
			22,599,872
	Commercial Services 0.2%
	United Rentals North America, Inc.
	5.50%, due 5/15/27	1,485,000	1,559,250
	5.875%, due 9/15/26	1,380,000	1,478,325
			3,037,575
	Computers 1.0%
	Apple, Inc.
	1.55%, due 8/4/21	2,215,000	2,133,226
	3.85%, due 8/4/46	1,605,000	1,621,889
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18	6,145,000	6,173,059
	HP, Inc. 4.65%, due 12/9/21	2,200,000	2,321,415
			12,249,589
	Cosmetics & Personal Care 0.3%
	Unilever Capital Corp. 1.375%, due 7/28/21	4,450,000	4,260,198

	Diversified Financial Services 2.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22	3,690,000	3,710,646
	4.50%, due 5/15/21	1,240,000	1,289,183
	Air Lease Corp.
	3.25%, due 3/1/25	3,700,000	3,596,791
	4.25%, due 9/15/24	2,445,000	2,526,480
	Ally Financial, Inc.
	7.50%, due 9/15/20	166,000	182,600
	8.00%, due 11/1/31	3,580,000	4,564,500
	Bear Stearns Cos. LLC 7.25%, due 2/1/18	275,000	275,000
	Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	3,029,415
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,549,739
	International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,416,624
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,814,088
	Protective Life Global Funding 2.161%, due 9/25/20 (a)	2,500,000	2,458,717
			27,413,783
	Electric 1.6%
	Duquesne Light Holdings, Inc. (a)
	3.616%, due 8/1/27	1,645,000	1,617,922
	5.90%, due 12/1/21	3,000,000	3,290,808
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)	3,000,000	3,561,608
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20	1,375,000	1,381,875
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,456,741
	PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,142,616
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	614,205
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,466,450
			20,532,225
	Electronics 0.5%
	Honeywell International, Inc. 1.85%, due 11/1/21	6,400,000	6,215,552

	Environmental Controls 0.4%
	Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,444,691

	Food 1.6%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)	4,375,000	4,336,699
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19	4,170,000	4,107,183
	2.00%, due 10/28/21	4,495,000	4,341,674
	Post Holdings, Inc. 5.00%, due 8/15/26 (a)	1,735,000	1,693,794
	Tyson Foods, Inc. 5.15%, due 8/15/44	5,000,000	5,717,243
			20,196,593
	Food Services 0.3%
	Aramark Services, Inc. 5.125%, due 1/15/24	4,000,000	4,140,000

	Gas 0.3%
	NiSource Finance Corp. 3.49%, due 5/15/27	2,935,000	2,923,906
	Southern California Gas Co. 3.20%, due 6/15/25	915,000	913,703
			3,837,609
	Health Care - Products 1.0%
	Becton Dickinson & Co. 3.363%, due 6/6/24	6,075,000	5,985,401
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	6,790,493
			12,775,894
	Health Care - Services 0.5%
	Anthem, Inc. 4.65%, due 1/15/43	1,895,000	2,041,811
	Cigna Corp. 3.25%, due 4/15/25	3,730,000	3,675,802
			5,717,613
	Home Builders 1.4%
	CalAtlantic Group, Inc. 5.875%, due 11/15/24	2,320,000	2,528,800
	KB Home 7.25%, due 6/15/18	4,700,000	4,764,625
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,623,922
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	3,180,000	3,368,574
			17,285,921
	Home Furnishing 0.8%
	Whirlpool Corp. 4.85%, due 6/15/21	8,850,000	9,371,390

	Insurance 2.2%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,131,572
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	600,000	621,035
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23	2,020,000	2,097,131
	6.50%, due 3/15/35	335,000	422,750
	6.50%, due 5/1/42	3,675,000	4,787,835
	Markel Corp.
	3.625%, due 3/30/23	2,515,000	2,544,497
	5.00%, due 3/30/43	2,500,000	2,720,259
	Protective Life Corp. 7.375%, due 10/15/19	4,180,000	4,494,952
	Prudential Financial, Inc. 7.375%, due 6/15/19	3,550,000	3,784,677
	Voya Financial, Inc.
	2.90%, due 2/15/18	1,178,000	1,178,384
	3.65%, due 6/15/26	1,305,000	1,297,382
			27,080,474
	Internet 0.3%
	Match Group, Inc. 5.00%, due 12/15/27 (a)	4,285,000	4,295,712

	Iron & Steel 0.6%
	ArcelorMittal 7.50%, due 10/15/39	3,100,000	3,999,000
	Vale Overseas, Ltd. 6.875%, due 11/21/36	2,280,000	2,864,250
			6,863,250
	Lodging 0.8%
	MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,400,000
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18	1,735,000	1,734,654
	4.15%, due 4/1/24	2,290,000	2,294,953
			9,429,607
	Media 2.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	4,000,000	4,137,525
	NBC Universal Media LLC 5.15%, due 4/30/20	7,900,000	8,357,664
	Time Warner Cable LLC 8.75%, due 2/14/19	7,000,000	7,428,942
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,408,051
	Time Warner, Inc. 3.80%, due 2/15/27	5,660,000	5,570,363
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,216,550
			31,119,095
	Mining 0.6%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	2,780,000	2,932,762
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	3,985,000	4,394,658
			7,327,420
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)	5,850,000	6,054,750
	Textron Financial Corp. 3.151% (3-month USD-LIBOR-BBA + 1.735%), due 2/15/67 (a)(d)	5,685,000	5,102,287
			11,157,037
	Oil & Gas 2.6%
	Chevron Corp. 1.961%, due 3/3/20	1,855,000	1,837,749
	Continental Resources, Inc. 5.00%, due 9/15/22	5,250,000	5,315,625
	Marathon Petroleum Corp.
	5.00%, due 9/15/54	2,080,000	2,159,662
	6.50%, due 3/1/41	1,580,000	2,023,717
	Petrobras Global Finance B.V. 7.375%, due 1/17/27	8,100,000	8,984,115
	Petroleos Mexicanos 6.75%, due 9/21/47 (a)	6,955,000	7,267,975
	Valero Energy Corp. 6.625%, due 6/15/37	4,000,000	5,288,059
			32,876,902
	Packaging & Containers 0.3%
	WestRock Co. (a)
	3.00%, due 9/15/24	2,400,000	2,339,306
	3.375%, due 9/15/27	1,000,000	968,327
			3,307,633
	Pharmaceuticals 0.6%
	Allergan Funding SCS 4.75%, due 3/15/45	814,000	859,017
	Zoetis, Inc.
	3.25%, due 2/1/23	3,885,000	3,900,397
	4.70%, due 2/1/43	2,745,000	3,020,108
			7,779,522
	Pipelines 2.3%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	1,491,000	1,568,174
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,734,859
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24	4,130,000	4,216,803
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	385,000	455,777
	MPLX, L.P. 4.875%, due 6/1/25	5,305,000	5,638,696
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,503,978
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19	5,500,000	5,513,750
			28,632,037
	Real Estate 0.5%
	ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,708,462

	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,265,000	1,328,469
	Crown Castle International Corp.
	3.20%, due 9/1/24	5,580,000	5,443,394
	5.25%, due 1/15/23	126,000	136,792
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19	2,920,000	2,964,172
	4.25%, due 3/1/22	1,370,000	1,422,122
	Welltower, Inc.
	3.75%, due 3/15/23	570,000	582,231
	5.25%, due 1/15/22	2,445,000	2,627,206
			14,504,386
	Retail 2.9%
	Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,186,742
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)	3,575,000	3,423,027
	CVS Health Corp. 2.80%, due 7/20/20	6,880,000	6,870,197
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(e)	57,561	61,556
	Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	6,001,785
	Dollar Tree, Inc. 5.75%, due 3/1/23	2,750,000	2,873,750
	L Brands, Inc. 8.50%, due 6/15/19	127,000	137,160
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,271,899
	QVC, Inc.
	4.45%, due 2/15/25	1,535,000	1,547,252
	4.85%, due 4/1/24	1,550,000	1,619,540
			35,992,908
	Semiconductors 0.6%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	3,988,710
	Qorvo, Inc. 6.75%, due 12/1/23	3,618,000	3,853,170
			7,841,880
	Software 0.7%
	Microsoft Corp.
	2.00%, due 8/8/23	3,540,000	3,386,616
	4.10%, due 2/6/37	2,090,000	2,271,446
	MSCI, Inc. 4.75%, due 8/1/26 (a)	2,865,000	2,922,300
			8,580,362
	Telecommunications 2.7%
	AT&T, Inc. 3.80%, due 3/1/24	5,920,000	5,978,106
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	946,000	989,752
	Level 3 Financing, Inc.
	5.375%, due 1/15/24	2,160,000	2,149,200
	5.375%, due 5/1/25	1,845,000	1,837,620
	Sprint Capital Corp.
	6.875%, due 11/15/28	1,170,000	1,209,487
	6.90%, due 5/1/19	475,000	495,188
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (a)	6,834,375	6,860,004
	T-Mobile USA, Inc. 6.375%, due 3/1/25	500,000	531,875
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	480,000	625,056
	Telefonica Emisiones SAU 4.57%, due 4/27/23	5,110,000	5,490,872
	VEON Holdings B.V. 4.95%, due 6/16/24 (a)	3,975,000	3,990,900
	Verizon Communications, Inc.
	3.45%, due 3/15/21	785,000	801,598
	5.15%, due 9/15/23	1,955,000	2,145,087
			33,104,745
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44	2,045,000	2,075,451
	6.35%, due 3/15/40	1,500,000	1,759,348
			3,834,799
	Total Corporate Bonds (Cost $661,897,828)		674,504,657

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.792% (1-month LIBOR + 0.23%), due 12/25/36 (a)(d)	69,120	66,114
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,406,099	2,561,014
			2,627,128
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.90% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(d)(e)(f)(g)	256,648	232,091

	Total Mortgage-Backed Securities (Cost $2,926,963)		2,859,219

	U.S. Government & Federal Agencies 41.1%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡
	Series 1991-66, Class J 8.125%, due 6/25/21	97	103

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.9%
	2.50%, due 1/1/32	9,888,889	9,747,639
	2.50%, due 8/1/46	6,000,436	5,669,348
	3.00%, due 6/1/43	6,472,126	6,379,330
	3.00%, due 9/1/44 TBA (h)	7,200,000	7,055,419
	3.00%, due 5/1/46	4,367,856	4,287,385
	3.00%, due 9/1/47	3,918,950	3,843,265
	3.231% (1-year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (d)	57,627	60,844
	3.50%, due 12/1/41	6,084,038	6,174,508
	3.50%, due 5/1/42	5,440,055	5,520,584
	3.50%, due 2/1/43	5,594,161	5,677,368
	3.50%, due 5/1/43	2,344,318	2,378,997
	3.50%, due 5/1/44	8,116,272	8,237,476
	3.50%, due 2/1/45 TBA (h)	8,500,000	8,582,344
	3.50%, due 5/1/46	5,084,685	5,142,582
	4.00%, due 8/1/31	1,371,026	1,431,952
	4.00%, due 1/1/41	1,924,100	2,017,544
	4.00%, due 2/1/41	3,580,392	3,740,647
	4.00%, due 4/1/41	917,522	957,645
	4.00%, due 1/1/42	11,037,058	11,549,824
	4.00%, due 6/1/42	4,027,851	4,198,942
	4.00%, due 8/1/44	6,833,716	7,148,917
	4.50%, due 9/1/39	268,038	286,565
	4.50%, due 1/1/40	1,824,120	1,947,382
	4.50%, due 12/1/40	1,387,054	1,489,977
	4.50%, due 5/1/41	1,245,490	1,326,210
	4.50%, due 6/1/41	5,385,550	5,746,400
	4.50%, due 8/1/41	2,273,480	2,416,132
	5.00%, due 8/1/33	134,371	144,759
	5.50%, due 1/1/21	31,119	31,989
	5.50%, due 2/1/33	43,842	48,136
	5.50%, due 7/1/34	144,226	158,963
	5.50%, due 4/1/37	6,604	7,250
	5.50%, due 5/1/37	4,410	4,839
	5.50%, due 7/1/37	20,944	22,976
	5.50%, due 1/1/38	49,459	54,883
	6.00%, due 2/1/27	31,014	34,466
	6.00%, due 3/1/36	40,555	45,539
	6.50%, due 4/1/37	93,362	104,784
			123,673,810
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.9%
	2.50%, due 11/1/31	9,668,453	9,528,667
	2.50%, due 7/1/46	6,269,572	5,917,994
	3.00%, due 4/1/43	1,977,139	1,948,763
	3.50%, due 2/1/41	5,335,637	5,417,719
	3.50%, due 3/1/41	459,531	466,598
	3.50%, due 11/1/41	8,332,439	8,461,609
	3.50%, due 1/1/42	1,537,979	1,564,534
	3.50%, due 3/1/42	3,147,507	3,199,754
	3.50%, due 10/1/42	2,709,498	2,744,240
	3.50%, due 2/1/43	2,926,528	2,972,351
	3.50%, due 3/1/43	5,253,155	5,320,068
	3.50%, due 5/1/43	2,336,047	2,371,503
	3.50%, due 6/1/43	775,378	785,286
	3.50%, due 11/1/45	5,306,258	5,372,060
	4.00%, due 9/1/31	1,058,784	1,103,637
	4.00%, due 11/1/40	945,267	990,980
	4.00%, due 1/1/41	2,470,484	2,584,359
	4.00%, due 2/1/41	11,127,910	11,553,520
	4.00%, due 3/1/41	2,448,113	2,566,567
	4.00%, due 10/1/41	3,088,257	3,236,868
	4.00%, due 1/1/42	5,839,809	6,091,204
	4.00%, due 2/1/42	1,176,423	1,217,423
	4.00%, due 3/1/42	7,565,437	7,897,737
	4.00%, due 7/1/42	1,285,038	1,340,287
	4.00%, due 9/1/42	3,488,727	3,632,801
	4.00%, due 4/1/44 TBA (h)	4,500,000	4,648,184
	4.50%, due 4/1/18	820	827
	4.50%, due 7/1/18	8,470	8,542
	4.50%, due 11/1/18	19,121	19,283
	4.50%, due 6/1/23	92,343	95,374
	4.50%, due 6/1/39	6,193,091	6,606,125
	4.50%, due 8/1/39	2,821,855	3,024,349
	4.50%, due 9/1/39	2,606,532	2,776,229
	4.50%, due 1/1/40	375,022	398,723
	4.50%, due 8/1/40	635,324	674,808
	4.50%, due 9/1/40	5,574,020	5,938,135
	4.50%, due 12/1/40	5,609,992	5,990,858
	4.50%, due 7/1/41	2,866,754	3,061,753
	4.50%, due 8/1/41	1,479,373	1,579,854
	4.50%, due 1/1/42 TBA (h)	4,500,000	4,743,281
	4.50%, due 8/1/42	1,585,089	1,692,811
	5.00%, due 9/1/20	3,230	3,276
	5.00%, due 10/1/20	24,589	25,036
	5.00%, due 12/1/20	46,571	47,942
	5.00%, due 7/1/33	256,198	276,473
	5.00%, due 10/1/33	111,456	120,303
	5.00%, due 5/1/35	614,776	663,567
	5.00%, due 6/1/35	1,123,425	1,212,504
	5.00%, due 7/1/35	109,279	117,886
	5.00%, due 1/1/36	125,108	135,008
	5.00%, due 2/1/36	940,829	1,015,499
	5.00%, due 5/1/36	337,545	364,342
	5.00%, due 9/1/36	93,820	101,245
	5.50%, due 6/1/21	58,044	59,927
	5.50%, due 6/1/33	621,445	685,419
	5.50%, due 11/1/33	102,292	112,588
	5.50%, due 12/1/33	74,116	81,612
	5.50%, due 4/1/34	256,452	282,283
	5.50%, due 5/1/34	365,901	402,874
	5.50%, due 6/1/34	97,856	107,757
	5.50%, due 3/1/35	135,064	148,445
	5.50%, due 4/1/36	231,131	254,269
	5.50%, due 12/1/36	55,458	60,823
	5.50%, due 1/1/37	288,727	321,199
	5.50%, due 4/1/37	184,386	200,599
	5.50%, due 7/1/37	409,787	459,525
	5.50%, due 8/1/37	82,143	90,359
	5.50%, due 9/1/37	2,147	2,354
	6.00%, due 1/1/33	39,255	44,197
	6.00%, due 3/1/33	41,972	47,041
	6.00%, due 8/1/34	1,798	2,032
	6.00%, due 9/1/35	118,358	135,030
	6.00%, due 6/1/36	44,432	50,035
	6.00%, due 12/1/36	91,728	102,730
	6.00%, due 4/1/37	17,468	18,252
	6.00%, due 9/1/37	10,479	11,749
	6.00%, due 10/1/37	48,265	50,541
	6.00%, due 11/1/37	6,745	7,538
	6.00%, due 1/1/38	1,597	1,787
	6.00%, due 11/1/38	21,168	23,534
	6.50%, due 6/1/31	19,868	22,012
	6.50%, due 8/1/31	10,007	11,167
	6.50%, due 10/1/31	6,984	7,772
	6.50%, due 6/1/32	22,814	25,276
	6.50%, due 6/1/36	2,789	3,090
	6.50%, due 7/1/36	5,533	6,130
	6.50%, due 8/1/36	1,046	1,159
	6.50%, due 11/1/36	43,865	49,135
	6.50%, due 2/1/37	19,591	21,705
	6.50%, due 7/1/37	4,527	5,016
	6.50%, due 8/1/37	21,652	23,989
	6.50%, due 9/1/37	39,751	44,794
			147,614,490
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.5%
	3.50%, due 6/1/45 TBA (h)	9,350,000	9,519,469
	3.50%, due 8/20/47	5,970,097	6,083,529
	4.00%, due 11/20/40	318,662	335,296
	4.00%, due 12/20/44	2,835,230	2,952,053
	6.00%, due 2/15/29	7,647	8,506
	6.00%, due 4/15/29	45,238	50,818
	6.00%, due 8/15/32	99,198	111,568
	6.50%, due 7/15/28	13,079	14,540
	6.50%, due 5/15/29	6,647	7,490
			19,083,269
¤	United States Treasury Bonds 7.9%
	2.50%, due 2/15/46	34,020,000	31,154,878
	2.50%, due 5/15/46	7,093,000	6,490,095
	2.875%, due 11/15/46	3,670,000	3,621,975
	3.00%, due 2/15/47	22,120,000	22,374,898
	3.375%, due 5/15/44	3,065,000	3,316,426
	3.75%, due 11/15/43	13,450,000	15,459,619
	5.00%, due 5/15/37	2,610,000	3,453,458
	5.375%, due 2/15/31	8,835,000	11,381,620
	6.25%, due 5/15/30	1,240,000	1,693,084
			98,946,053
¤	United States Treasury Notes 9.8%
	1.25%, due 10/31/21	21,100,000	20,223,031
	1.75%, due 9/30/22	4,540,000	4,388,371
	2.00%, due 11/30/20	1,450,000	1,438,332
	2.00%, due 12/31/21	5,770,000	5,676,012
	2.00%, due 2/15/23	5,160,000	5,029,589
	2.00%, due 11/15/26	27,865,000	26,301,948
	2.125%, due 8/31/20	14,630,000	14,581,424
	2.25%, due 11/15/24	6,580,000	6,411,902
	2.50%, due 5/15/24	21,170,000	21,009,571
	2.75%, due 2/15/24	16,695,000	16,818,256
			121,878,436
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	711,998

	Total U.S. Government & Federal Agencies (Cost $520,042,359)		511,908,159

	Total Long-Term Bonds (Cost $1,184,867,150)		1,189,272,035

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad / Graphics, Inc.	1	22

Media 0.0% ‡
ION Media Networks, Inc. (e)(f)(g)(i)	2	1,357
Total Common Stocks (Cost $0)		1,379

	Principal Amount
Short-Term Investment 7.0%
Repurchase Agreement 7.0%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $87,198,139 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 4/30/22, with a Principal Amount of $90,605,000 and a Market Value of $88,941,130)	$87,196,832	87,196,832
Total Short-Term Investment (Cost $87,196,832)		87,196,832
Total Investments (Cost $1,272,063,982)	102.4%	1,276,470,246
Other Assets, Less Liabilities	(2.4)	(29,585,307)
Net Assets	100.0%	$1,246,884,939

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2018.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2018.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2018, the total market value of fair valued securities was $295,004, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Illiquid security - As of January 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $233,448, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2018, the total net market value of these securities was $34,548,697, which represented 2.8% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(i)	Restricted security.

As of January 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(245)	March 2018	$(52,551,973)	$(52,242,422)	$309,551
10-Year United States Treasury Note	(184)	March 2018	(22,932,014)	(22,370,375)	561,639
			$(75,483,987)	$(74,612,797)	$871,190

1.	As of January 31, 2018, cash in the amount of $258,100 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$674,504,657	$—	$674,504,657
Mortgage-Backed Securities (b)	—	2,627,128	232,091	2,859,219
U.S. Government & Federal Agencies	—	511,908,159	—	511,908,159
Total Long-Term Bonds	—	1,189,039,944	232,091	1,189,272,035
Common Stocks (c)	22	—	1,357	1,379
Short-Term Investment
Repurchase Agreement	—	87,196,832	—	87,196,832
Total Investments in Securities	22	1,276,236,776	233,448	1,276,470,246
Other Financial Instruments
Futures Contracts (d)	871,190	—	—	871,190
Total Investments in Securities and Other Financial Instruments	$871,212	$1,276,236,776	$233,448	$1,277,341,436

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $232,091 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $1,357 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2018
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$228,294	$-	$-	$14,919	$-	$(11,122)	$-	$-	$232,091	$13,280
Common Stock
Media	1,357	-	-	-	-	-	-	-	1,357	-
Total	$229,651	$-	$-	$14,919	$-	$(11,122)	$-	$-	$233,448	$13,280

(a) Sales include principal reductions.

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 90.6% †
	Aerospace & Defense 2.0%
	Boeing Co.	41,300	$14,635,481
	Spirit AeroSystems Holdings, Inc., Class A	70,900	7,257,324
			21,892,805
	Air Freight & Logistics 1.4%
	FedEx Corp.	32,400	8,504,352
	XPO Logistics, Inc. (a)	69,400	6,554,136
			15,058,488
	Auto Components 0.0% ‡
	Lear Corp.	400	77,256

	Automobiles 1.8%
	Ford Motor Co.	470,000	5,155,900
	General Motors Co.	189,528	8,037,882
	Thor Industries, Inc.	40,400	5,521,064
			18,714,846
	Banks 5.3%
¤	Bank of America Corp.	577,883	18,492,256
	Citigroup, Inc.	22,268	1,747,593
	First Republic Bank	11,700	1,047,735
¤	JPMorgan Chase & Co.	189,719	21,944,797
	KeyCorp	85,481	1,829,293
	Wells Fargo & Co.	173,467	11,410,659
			56,472,333
	Beverages 1.2%
	Coca-Cola Co.	17,789	846,579
	PepsiCo., Inc.	97,384	11,715,295
			12,561,874
	Biotechnology 1.9%
	Amgen, Inc.	62,027	11,540,123
	Celgene Corp. (a)	86,200	8,719,992
	Regeneron Pharmaceuticals, Inc. (a)	1,400	513,310
			20,773,425
	Building Products 0.1%
	Owens Corning	7,100	660,087

	Capital Markets 4.1%
	Ameriprise Financial, Inc.	40,200	6,781,740
	Bank of New York Mellon Corp.	39,600	2,245,320
	BGC Partners, Inc., Class A	240,100	3,435,831
	Lazard, Ltd., Class A	115,240	6,749,607
	Legg Mason, Inc.	146,800	6,256,616
	LPL Financial Holdings, Inc.	105,700	6,306,062
	Northern Trust Corp.	26,300	2,771,757
	Raymond James Financial, Inc.	9,300	896,427
	State Street Corp.	74,400	8,196,648
			43,640,008
	Chemicals 3.5%
	CF Industries Holdings, Inc.	15,600	662,064
	Chemours Co.	52,000	2,684,240
	DowDuPont, Inc.	8,500	642,430
	Huntsman Corp.	184,600	6,381,622
	LyondellBasell Industries N.V., Class A	65,693	7,872,649
	Mosaic Co.	242,600	6,622,980
	Olin Corp.	169,000	6,300,320
	Westlake Chemical Corp.	56,200	6,328,120
			37,494,425
	Commercial Services & Supplies 0.7%
	Pitney Bowes, Inc.	511,200	7,213,032

	Communications Equipment 1.2%
	ARRIS International PLC (a)	242,200	6,127,660
	Cisco Systems, Inc.	37,225	1,546,327
	EchoStar Corp., Class A (a)	40,619	2,480,196
	Juniper Networks, Inc.	112,500	2,941,875
			13,096,058
	Construction & Engineering 0.1%
	Fluor Corp.	23,900	1,450,730

	Diversified Financial Services 1.0%
	Berkshire Hathaway, Inc., Class B (a)	44,989	9,644,742
	Leucadia National Corp.	56,600	1,532,162
			11,176,904
	Diversified Telecommunication Services 0.5%
	AT&T, Inc.	75,969	2,845,039
	Verizon Communications, Inc.	43,038	2,327,065
			5,172,104
	Electric Utilities 0.6%
	PG&E Corp.	158,100	6,708,183

	Electrical Equipment 0.0% ‡
	Regal Beloit Corp.	2,400	186,960

	Electronic Equipment, Instruments & Components 0.8%
	Jabil, Inc.	229,141	5,827,056
	Zebra Technologies Corp., Class A (a)	25,300	3,115,948
			8,943,004
	Equity Real Estate Investment Trusts 1.7%
	DDR Corp.	57,100	463,652
	Hospitality Properties Trust	211,300	6,003,033
	Host Hotels & Resorts, Inc.	328,148	6,812,352
	Iron Mountain, Inc.	68,100	2,385,543
	Outfront Media, Inc.	109,500	2,452,800
			18,117,380
	Food & Staples Retailing 1.0%
	Wal-Mart Stores, Inc.	104,700	11,161,020

	Food Products 1.9%
	Bunge, Ltd.	92,167	7,320,825
	Pilgrim's Pride Corp. (a)	206,600	5,737,282
	Seaboard Corp.	164	711,104
	Tyson Foods, Inc., Class A	86,700	6,598,737
			20,367,948
	Health Care Equipment & Supplies 1.6%
	Abbott Laboratories	98,500	6,122,760
	Baxter International, Inc.	73,000	5,258,190
	Becton Dickinson & Co.	8,200	1,992,108
	Hill-Rom Holdings, Inc.	43,881	3,744,366
			17,117,424
	Health Care Providers & Services 4.3%
	Anthem, Inc.	36,162	8,962,752
	Centene Corp. (a)	63,700	6,831,188
	Humana, Inc.	28,800	8,116,704
¤	UnitedHealth Group, Inc.	64,254	15,214,062
	WellCare Health Plans, Inc. (a)	31,400	6,605,932
			45,730,638
	Hotels, Restaurants & Leisure 2.2%
	Aramark	43,700	2,001,897
	Carnival Corp.	103,600	7,418,796
	Darden Restaurants, Inc.	66,600	6,383,610
	International Game Technology PLC	223,800	6,505,866
	Norwegian Cruise Line Holdings, Ltd. (a)	10,000	607,400
	Wynn Resorts, Ltd.	3,400	563,006
			23,480,575
	Household Durables 0.1%
	NVR, Inc. (a)	430	1,366,613

	Household Products 0.3%
	Procter & Gamble Co.	32,559	2,811,144

	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	76,319	882,248

	Industrial Conglomerates 0.0% ‡
	General Electric Co.	12,585	203,499

	Insurance 2.6%
	Allstate Corp.	70,700	6,983,039
	Athene Holding, Ltd., Class A (a)	123,100	6,174,696
	MetLife, Inc.	34,600	1,663,222
	Progressive Corp.	83,000	4,490,300
	Prudential Financial, Inc.	67,102	7,973,060
			27,284,317
	Internet & Direct Marketing Retail 4.0%
¤	Amazon.com, Inc. (a)	20,323	29,486,438
	Expedia, Inc.	35,832	4,586,854
	Liberty Expedia Holdings, Inc., Class A (a)	58,300	2,733,687
	Netflix, Inc. (a)	15,700	4,243,710
	Priceline Group, Inc. (a)	1,100	2,103,255
			43,153,944
	Internet Software & Services 3.6%
¤	Alphabet, Inc., Class A (a)	13,637	16,121,934
¤	Facebook, Inc., Class A (a)	90,800	16,969,612
	IAC / InterActiveCorp (a)	34,557	5,009,728
			38,101,274
	IT Services 4.4%
	Accenture PLC, Class A	4,611	740,987
	Alliance Data Systems Corp.	24,600	6,313,836
	Automatic Data Processing, Inc.	13,800	1,706,094
	Booz Allen Hamilton Holding Corp.	137,400	5,383,332
	Cognizant Technology Solutions Corp., Class A	78,100	6,090,238
	DXC Technology Co.	11,000	1,095,050
	Euronet Worldwide, Inc. (a)	49,702	4,665,527
	First Data Corp., Class A (a)	349,400	6,184,380
	Mastercard, Inc., Class A	36,600	6,185,400
	PayPal Holdings, Inc. (a)	3,500	298,620
	Visa, Inc., Class A	70,200	8,720,946
			47,384,410
	Leisure Products 0.8%
	Brunswick Corp.	110,400	6,930,912
	Polaris Industries, Inc.	10,300	1,164,003
			8,094,915
	Life Sciences Tools & Services 1.6%
	Bio-Rad Laboratories, Inc., Class A (a)	24,900	6,437,397
	Bruker Corp.	100,400	3,575,244
	IQVIA Holdings, Inc. (a)	67,000	6,846,730
			16,859,371
	Machinery 1.8%
	AGCO Corp.	22,800	1,655,736
	Cummins, Inc.	24,800	4,662,400
	PACCAR, Inc.	58,000	4,324,480
	Terex Corp.	48,200	2,266,364
	Trinity Industries, Inc.	168,900	5,821,983
			18,730,963
	Media 2.2%
	Charter Communications, Inc., Class A (a)	15,400	5,809,650
	Comcast Corp., Class A	184,220	7,834,877
	DISH Network Corp., Class A (a)	23,900	1,120,910
	Live Nation Entertainment, Inc. (a)	137,700	6,204,762
	News Corp., Class A	111,400	1,906,054
	Walt Disney Co.	6,375	692,771
			23,569,024
	Multi-Utilities 0.0% ‡
	SCANA Corp.	4,200	170,688

	Multiline Retail 0.2%
	Nordstrom, Inc.	45,100	2,223,881

	Oil, Gas & Consumable Fuels 4.9%
¤	Chevron Corp.	116,859	14,648,276
	ConocoPhillips	144,900	8,521,569
	HollyFrontier Corp.	114,119	5,473,147
	Marathon Oil Corp.	281,500	5,120,485
	Marathon Petroleum Corp.	107,000	7,411,890
	ONEOK, Inc.	63,800	3,755,268
	Valero Energy Corp.	82,059	7,875,202
			52,805,837
	Paper & Forest Products 0.6%
	Domtar Corp.	120,200	6,173,472

	Personal Products 1.4%
	Estee Lauder Cos., Inc., Class A	7,200	971,712
	Herbalife, Ltd. (a)	90,200	7,485,698
	Nu Skin Enterprises, Inc., Class A	91,100	6,544,624
			15,002,034
	Pharmaceuticals 1.8%
	Johnson & Johnson	62,492	8,635,770
	Mylan N.V. (a)	48,738	2,088,423
	Perrigo Co. PLC	72,000	6,524,640
	Pfizer, Inc.	65,611	2,430,231
			19,679,064
	Professional Services 1.2%
	ManpowerGroup, Inc.	49,800	6,543,222
	Robert Half International, Inc.	99,500	5,759,060
			12,302,282
	Real Estate Management & Development 1.2%
	Jones Lang LaSalle, Inc.	40,900	6,394,715
	Realogy Holdings Corp.	229,908	6,324,769
			12,719,484
	Road & Rail 0.9%
	AMERCO	9,900	3,614,292
	Ryder System, Inc.	71,400	6,213,942
			9,828,234
	Semiconductors & Semiconductor Equipment 1.2%
	Applied Materials, Inc.	20,800	1,115,504
	Micron Technology, Inc. (a)	179,300	7,838,996
	NVIDIA Corp.	15,200	3,736,160
			12,690,660
	Software 6.2%
	CA, Inc.	38,400	1,376,640
	Dell Technologies, Inc., Class V (a)	80,200	5,750,340
	Fortinet, Inc. (a)	140,000	6,445,600
¤	Microsoft Corp.	351,908	33,434,779
	Nuance Communications, Inc. (a)	274,700	4,892,407
	Oracle Corp.	225,062	11,610,949
	salesforce.com, Inc. (a)	27,000	3,075,570
			66,586,285
	Specialty Retail 2.7%
	Best Buy Co., Inc.	96,600	7,057,596
	Dick's Sporting Goods, Inc.	67,443	2,121,757
	GameStop Corp., Class A	305,500	5,135,455
	Home Depot, Inc.	13,629	2,738,066
	Lowe's Cos., Inc.	97,316	10,191,904
	Signet Jewelers, Ltd.	38,700	2,047,230
			29,292,008
	Technology Hardware, Storage & Peripherals 4.1%
¤	Apple, Inc.	170,870	28,608,764
	HP, Inc.	342,200	7,980,104
	Western Digital Corp.	85,000	7,563,300
			44,152,168
	Textiles, Apparel & Luxury Goods 2.3%
	Carter's, Inc.	35,500	4,270,650
	Michael Kors Holdings, Ltd. (a)	100,829	6,654,714
	PVH Corp.	900	139,572
	Ralph Lauren Corp.	60,300	6,892,893
	Skechers U.S.A., Inc., Class A (a)	163,100	6,718,089
			24,675,918
	Tobacco 0.0% ‡
	Philip Morris International, Inc.	2,800	300,244

	Trading Companies & Distributors 0.8%
	United Rentals, Inc. (a)	35,700	6,465,627
	Univar, Inc. (a)	62,300	1,860,278
			8,325,905
	Wireless Telecommunication Services 0.7%
	T-Mobile U.S., Inc. (a)	106,500	6,933,150

	Total Common Stocks (Cost $723,706,818)		969,570,543

	Exchange-Traded Funds 2.3%
¤	SPDR S&P 500 ETF Trust	88,163	24,853,150

	Total Exchange-Traded Funds (Cost $24,786,510)		24,853,150

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
Fixed Income Clearing Corp. 0.54%, dated 1/31/18 due 2/1/18 Proceeds at Maturity $30,243,669 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $31,420,000 and a Market Value of $30,848,345)	$30,243,215	30,243,215
Total Short-Term Investment (Cost $30,243,215)		30,243,215
Total Investments (Cost $778,736,543)	95.7%	1,024,666,908
Other Assets, Less Liabilities	4.3	45,710,608
Net Assets	100.0%	$1,070,377,516

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of January 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

Open OTC total return equity swap contracts as of January 31, 2018 were as follows:

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Citigroup	3D Systems Corp.	1 Month LIBOR BBA minus 21.00%	6/21/2018	Monthly	$(747)	$7,926
Citigroup	AbbVie, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	10,944	2,785,164
Citigroup	Abercrombie & Fitch Co., Class A	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,780	1,496,857
Citigroup	Acadia Healthcare Co., Inc.	1 Month LIBOR BBA minus 0.50%	6/21/2018	Monthly	(4,276)	489,760
Citigroup	Aclaris Therapeutics, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,759)	390,276
Citigroup	AdvanSix, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,575	585,993
Citigroup	Akamai Technologies, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,708	1,910,127
Citigroup	Albemarle Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,124)	350,095
Citigroup	Alphabet, Inc., Class C	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	12,751	1,849,227
Citigroup	Altisource Portfolio Solutions S.A.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,123	212,674
Citigroup	AMBAC Financial Group, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,030)	161,089
Citigroup	Ambarella, Inc.	1 Month LIBOR BBA minus 0.90%	6/21/2018	Monthly	(2,473)	149,070
Citigroup	Amphastar Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,848	277,320
Citigroup	Analogic Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	8	191
Citigroup	ANI Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,752	41,644
Citigroup	Appfolio, Inc., Class A	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	367	10,315
Citigroup	ArcBest Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,804	285,705
Citigroup	Archer-Daniels-Midland Co.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	7,037	312,221
Citigroup	Aspen Insurance Holdings, Ltd.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,403)	295,037
Citigroup	Atkore International Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	533	95,499
Citigroup	Beazer Homes USA, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,313	764,938
Citigroup	Benefitfocus, Inc.	1 Month LIBOR BBA minus 1.55%	6/21/2018	Monthly	(3,408)	673,071
Citigroup	Biogen, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,959	1,336,579
Citigroup	Blucora, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	584	117,507
Citigroup	Brookdale Senior Living, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,426)	184,917
Citigroup	Capital Senior Living Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,214)	295,460
Citigroup	CARBO Ceramics, Inc.	1 Month LIBOR BBA minus 6.50%	6/21/2018	Monthly	(2,682)	33,465
Citigroup	Cardtronics, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,168	581,162
Citigroup	Castlight Health, Inc., Class B	1 Month LIBOR BBA minus 1.10%	6/21/2018	Monthly	(527)	0
Citigroup	Catalent, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,300	972,082
Citigroup	Caterpillar, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	6,491	3,110,898
Citigroup	Chesapeake Energy Corp.	1 Month LIBOR BBA minus 1.75%	6/21/2018	Monthly	(3,517)	298,401
Citigroup	Corcept Therapeutics, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	938	328,239
Citigroup	Crocs, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,451	384,579
Citigroup	Customers Bancorp, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,324	170,591
Citigroup	Cutera, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	109	9,994
Citigroup	Diplomat Pharmacy, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,478	1,274,045
Citigroup	Duluth Holdings, Inc., Class B	1 Month LIBOR BBA minus 5.65%	6/21/2018	Monthly	(2,727)	275,277
Citigroup	Ebix, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	265	5,444
Citigroup	Elf Beauty, Inc.	1 Month LIBOR BBA minus 16.35%	6/21/2018	Monthly	(3,061)	315,800
Citigroup	Endologix, Inc.	1 Month LIBOR BBA minus 0.90%	6/21/2018	Monthly	(2,369)	327,828
Citigroup	Energy Recovery, Inc.	1 Month LIBOR BBA minus 1.55%	6/21/2018	Monthly	(1,530)	53,190
Citigroup	Envision Healthcare Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,778)	865,631
Citigroup	EVERTEC, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,500	219,698
Citigroup	Express Scripts Holding Co.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	6,125	1,741,475
Citigroup	Exterran Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,334	83,085
Citigroup	Extreme Networks, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,604	282,205
Citigroup	Exxon Mobil Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	18,217	2,233,986
Citigroup	First Bancorp Puerto Rico	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,783	191,559
Citigroup	First Hawaiian, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	178	1,550
Citigroup	First Solar, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,081	1,722,340
Citigroup	Fitbit, Inc., Class A	1 Month LIBOR BBA minus 1.20%	6/21/2018	Monthly	(2,702)	481,684
Citigroup	Flagstar Bancorp, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,324	251,305
Citigroup	Flotek Industries, Inc.	1 Month LIBOR BBA minus 0.80%	6/21/2018	Monthly	(4,312)	1,720,764
Citigroup	Fossil Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,082	137,381
Citigroup	Frank's International N.V.	1 Month LIBOR BBA minus 1.90%	6/21/2018	Monthly	(2,590)	160,255
Citigroup	Fred's, Inc., Class A	1 Month LIBOR BBA minus 9.25%	6/21/2018	Monthly	(5,061)	3,378,038
Citigroup	Freeport-McMoRan, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,383	2,651,015
Citigroup	Gannett Co., Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,115	28,381
Citigroup	Gap, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	5,516	859,039
Citigroup	Genesco, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,117	147,680
Citigroup	Gilead Sciences, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	8,660	2,149,062
Citigroup	Global Brass & Copper Holdings, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,101	50,430
Citigroup	Globalstar, Inc.	1 Month LIBOR BBA minus 5.10%	6/21/2018	Monthly	(615)	216,638
Citigroup	Glu Mobile, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(106)	4,300
Citigroup	GNC Holdings, Inc., Class A	1 Month LIBOR BBA minus 6.75%	6/21/2018	Monthly	(5,777)	1,581,716
Citigroup	GoPro, Inc.	1 Month LIBOR BBA minus 18.00%	6/21/2018	Monthly	(443)	50,247
Citigroup	Green Plains, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(348)	3,595
Citigroup	Greenbrier Cos., Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,280	406,306
Citigroup	Halcon Resources Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,435	21,662
Citigroup	Halyard Health, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,802	399,706
Citigroup	Horizon Pharma PLC	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,211	432,793
Citigroup	Hyster-Yale Materials Handling, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	447	27,753
Citigroup	Iconix Brand Group, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,349)	1,874,711
Citigroup	IMAX Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(339)	70,600
Citigroup	Impax Laboratories, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	997	76,458
Citigroup	Impinj, Inc.	1 Month LIBOR BBA minus 7.90%	6/21/2018	Monthly	(5,117)	1,512,855
Citigroup	Incyte Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(866)	71,352
Citigroup	Infinera Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,454)	940,566
Citigroup	Inphi Corp.	1 Month LIBOR BBA minus 0.45%	6/21/2018	Monthly	(2,433)	481,989
Citigroup	Integer Holdings Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,806	604,355
Citigroup	Intel Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	12,455	2,900,615
Citigroup	Intercept Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 2.45%	6/21/2018	Monthly	(3,908)	1,125,638
Citigroup	International Business Machines Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	10,807	684,064
Citigroup	Intersect ENT, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,086	1,205,296
Citigroup	Intrexon Corp.	1 Month LIBOR BBA minus 3.75%	6/21/2018	Monthly	(3,564)	1,208,802
Citigroup	Koppers, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	869	129,715
Citigroup	Kronos Worldwide, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	49	384
Citigroup	Lantheus Holdings, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,149	834,505
Citigroup	Laredo Petroleum, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,862)	219,229
Citigroup	Liberty Broadband Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,136)	94,136
Citigroup	Liberty Interactive Corp. QVC Group	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,999	304,443
Citigroup	Liberty TripAdvisor Holdings, Inc., Class A	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(227)	14,937
Citigroup	LSB Industries, Inc.	1 Month LIBOR BBA minus 1.70%	6/21/2018	Monthly	(2,243)	175,156
Citigroup	Lumber Liquidators Holdings, Inc.	1 Month LIBOR BBA minus 1.20%	6/21/2018	Monthly	(3,689)	300,357
Citigroup	MACOM Technology Solutions Holdings, Inc.	1 Month LIBOR BBA minus 0.65%	6/21/2018	Monthly	(4,052)	674,535
Citigroup	Magellan Health, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	468	79,916
Citigroup	Maiden Holdings, Ltd.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(169)	11,301
Citigroup	Matrix Service Co.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,355	146,555
Citigroup	Matson, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,113	207,273
Citigroup	MBIA, Inc.	1 Month LIBOR BBA minus 15.00%	6/21/2018	Monthly	(2,719)	69,544
Citigroup	McDermott International, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,694	716,583
Citigroup	McDonald's Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,616	269,320
Citigroup	Merit Medical Systems, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,540	361,541
Citigroup	Meritor, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,289	1,121,562
Citigroup	Molina Healthcare, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,169	1,179,695
Citigroup	Motorcar Parts of America, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,241)	106,056
Citigroup	MuleSoft, Inc., Class A	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(927)	3,038
Citigroup	Newell Brands, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,375)	551,232
Citigroup	Ocular Therapeutix, Inc.	1 Month LIBOR BBA minus 8.00%	6/21/2018	Monthly	(3,230)	1,507,776
Citigroup	OFG Bancorp	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	857	148,030
Citigroup	ON Semiconductor Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,063	2,366,866
Citigroup	Orthofix International N.V.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	135	47,919
Citigroup	Pacific Biosciences of California, Inc.	1 Month LIBOR BBA minus 0.80%	6/21/2018	Monthly	(1,155)	260,380
Citigroup	Pandora Media, Inc.	1 Month LIBOR BBA minus 2.45%	6/21/2018	Monthly	(629)	14,748
Citigroup	Paratek Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(241)	63,488
Citigroup	Parsley Energy, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,244)	185,554
Citigroup	Peabody Energy Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,047	254,110
Citigroup	Plantronics, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,498	201,188
Citigroup	Plug Power, Inc.	1 Month LIBOR BBA minus 22.00%	6/21/2018	Monthly	(1,186)	20,650
Citigroup	Premier, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(997)	858
Citigroup	Pulse Biosciences, Inc.	1 Month LIBOR BBA minus 17.50%	6/21/2018	Monthly	(1,089)	216,566
Citigroup	Quantenna Communications, Inc.	1 Month LIBOR BBA minus 0.75%	6/21/2018	Monthly	(2,166)	628,963
Citigroup	Rayonier Advanced Materials, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,783	477,742
Citigroup	Revance Therapeutics, Inc.	1 Month LIBOR BBA minus 1.05%	6/21/2018	Monthly	(805)	2,276
Citigroup	Rush Enterprises, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,741	1,248,183
Citigroup	Schnitzer Steel Industries, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	481	137,639
Citigroup	Scorpio Tankers, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,655)	797,170
Citigroup	Seattle Genetics, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,269)	25,161
Citigroup	Shutterstock, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	970	48,314
Citigroup	Spirit Airlines, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,148)	31,589
Citigroup	Stone Energy Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,564	467,509
Citigroup	Sucampo Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	268	201,032
Citigroup	Supernus Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,202	273,342
Citigroup	SUPERVALU, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(570)	15,409
Citigroup	Synaptics, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,380	515,784
Citigroup	Synchrony Financial	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	5,926	1,328,101
Citigroup	Tailored Brands, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,944	425,750
Citigroup	TESARO, Inc.	1 Month LIBOR BBA minus 0.80%	6/21/2018	Monthly	(3,448)	1,241,738
Citigroup	Theravance Biopharma, Inc.	1 Month LIBOR BBA minus 2.20%	6/21/2018	Monthly	(3,748)	683,640
Citigroup	TriNet Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,849	2,376
Citigroup	Triumph Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,575	37,089
Citigroup	TrueBlue, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,510	3,535
Citigroup	TrueCar, Inc.	1 Month LIBOR BBA minus 0.79%	6/21/2018	Monthly	(3,386)	119,890
Citigroup	United States Steel Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,699	1,447,284
Citigroup	United Therapeutics Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	5,196	325,406
Citigroup	ViewRay Inc.	1 Month LIBOR BBA minus 6.50%	6/21/2018	Monthly	(994)	31,949
Citigroup	W&T Offshore, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	281	150,205
Citigroup	Wabash National Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,675	868,191
Citigroup	Weatherford International PLC	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,378)	530,268
Citigroup	YRC Worldwide, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,411	474,614
Citigroup	Zynerba Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 15.00%	6/21/2018	Monthly	(754)	249,093
					$101,654	$84,126,625

Swap Counterparty	Reference Obligation	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Citigroup	AAC Holdings, Inc.	1 Month LIBOR BBA minus 1.00%	6/21/2018	Monthly	$(941)	$(303,076)
Citigroup	ACADIA Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 0.70%	6/21/2018	Monthly	(2,350)	(168,046)
Citigroup	Accelerate Diagnostics, Inc.	1 Month LIBOR BBA minus 23.00%	6/21/2018	Monthly	(3,359)	(450,927)
Citigroup	Acushnet Holdings Corp.	1 Month LIBOR BBA minus 1.25%	6/21/2018	Monthly	(151)	(5,243)
Citigroup	Advanced Energy Industries, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,443	(609,319)
Citigroup	Aerie Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,194)	(261,521)
Citigroup	Agios Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 0.70%	6/21/2018	Monthly	(1,796)	(1,047,157)
Citigroup	Akcea Therapeutics, Inc.	1 Month LIBOR BBA minus 6.10%	6/21/2018	Monthly	(362)	(92,965)
Citigroup	Alteryx, Inc., Class A	1 Month LIBOR BBA minus 1.70%	6/21/2018	Monthly	(1,434)	(18,555)
Citigroup	Amkor Technology, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,425	(87,606)
Citigroup	Apptio, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,043)	(604,253)
Citigroup	Archrock, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,607	(268,269)
Citigroup	Ascena Retail Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	334	(141)
Citigroup	At Home Group, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(360)	(29,535)
Citigroup	Atlassian Corp. PLC	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,205)	(844,430)
Citigroup	Axcelis Technologies, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,375	(339,539)
Citigroup	Axon Enterprise, Inc.	1 Month LIBOR BBA minus 1.65%	6/21/2018	Monthly	(3,438)	(396,052)
Citigroup	Babcock & Wilcox Enterprises, Inc.	1 Month LIBOR BBA minus 1.85%	6/21/2018	Monthly	(1,142)	(350,255)
Citigroup	Basic Energy Services, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,301)	(175,881)
Citigroup	Bill Barrett Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,619	(75,758)
Citigroup	BioScrip, Inc.	1 Month LIBOR BBA minus 1.75%	6/21/2018	Monthly	(314)	(198,612)
Citigroup	BioTelemetry, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,019)	(628,452)
Citigroup	Blue Buffalo Pet Products, Inc.	1 Month LIBOR BBA minus 0.55%	6/21/2018	Monthly	(824)	(167,944)
Citigroup	Briggs & Stratton Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	522	(41)
Citigroup	Bristow Group, Inc.	1 Month LIBOR BBA minus 1.35%	6/21/2018	Monthly	(860)	(565,466)
Citigroup	Builders FirstSource, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,885	(105,077)
Citigroup	California Resources Corp.	1 Month LIBOR BBA minus 5.00%	6/21/2018	Monthly	(181)	(354,776)
Citigroup	Cannae Holdings, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	612	(16,801)
Citigroup	Centennial Resource Development, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,050)	(779,281)
Citigroup	Cerus Corp.	1 Month LIBOR BBA minus 1.25%	6/21/2018	Monthly	(1,073)	(1,133,797)
Citigroup	Cheniere Energy, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,426)	(528,002)
Citigroup	Cincinnati Bell, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	6	(527)
Citigroup	Cloud Peak Energy, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	249	(21,933)
Citigroup	Cloudera, Inc.	1 Month LIBOR BBA minus 1.00%	6/21/2018	Monthly	(1,836)	(92,264)
Citigroup	Coca-Cola Bottling Co. Consolidated	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,690	(110,192)
Citigroup	Collegium Pharmaceutical, Inc.	1 Month LIBOR BBA minus 2.85%	6/21/2018	Monthly	(2,045)	(1,044,317)
Citigroup	Cray, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(43)	(15,659)
Citigroup	Credit Acceptance Corp.	1 Month LIBOR BBA minus 1.75%	6/21/2018	Monthly	(371)	(126,766)
Citigroup	Depomed, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,665	(177,667)
Citigroup	Dermira, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(933)	(36,235)
Citigroup	DexCom, Inc.	1 Month LIBOR BBA minus 0.45%	6/21/2018	Monthly	(3,717)	(124,118)
Citigroup	Diebold Nixdorf, Inc.	1 Month LIBOR BBA minus 1.00%	6/21/2018	Monthly	(1,833)	(80,055)
Citigroup	Dineequity, Inc.	1 Month LIBOR BBA minus 0.65%	6/21/2018	Monthly	(3,203)	(806,727)
Citigroup	Electronics for Imaging, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	865	(32,033)
Citigroup	ePlus, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	564	(786)
Citigroup	Eros International PLC	1 Month LIBOR BBA minus 14.25%	6/21/2018	Monthly	(183)	(20,093)
Citigroup	Evolent Health, Inc.	1 Month LIBOR BBA minus 0.90%	6/21/2018	Monthly	(2,948)	(145,331)
Citigroup	Exelixis, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,436)	(70,091)
Citigroup	Express, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,267	(175,357)
Citigroup	Extraction Oil & Gas, Inc.	1 Month LIBOR BBA minus 0.70%	6/21/2018	Monthly	(3,276)	(199,999)
Citigroup	Finish Line, Inc., Class A	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,632	(194,669)
Citigroup	Five9, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(811)	(26,314)
Citigroup	Floor & Decor Holdings, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,826)	(222,093)
Citigroup	FormFactor, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,336	(220,001)
Citigroup	Gardner Denver Holdings, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,342)	(282,144)
Citigroup	Genworth Financial, Inc., Class A	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,086	(129,155)
Citigroup	Glaukos Corp.	1 Month LIBOR BBA minus 0.65%	6/21/2018	Monthly	(753)	(54,594)
Citigroup	Golar LNG, Ltd.	1 Month LIBOR BBA minus 0.75%	6/21/2018	Monthly	(2,716)	(752,679)
Citigroup	Gold Resource Corp.	1 Month LIBOR BBA minus 1.35%	6/21/2018	Monthly	(816)	(220,032)
Citigroup	Groupon, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,215	(7,184)
Citigroup	H&E Equipment Services, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	764	(7,539)
Citigroup	Harsco Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,255	(26,871)
Citigroup	Henry Schein, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,898)	(31,448)
Citigroup	Heska Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	901	(176,121)
Citigroup	Hornbeck Offshore Services, Inc.	1 Month LIBOR BBA minus 10.00%	6/21/2018	Monthly	(87)	(63,812)
Citigroup	Hortonworks, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,924	(14,463)
Citigroup	Insight Enterprises, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,725	(495,571)
Citigroup	Intra-Cellular Therapies, Inc.	1 Month LIBOR BBA minus 0.65%	6/21/2018	Monthly	(1,830)	(135,301)
Citigroup	Ionis Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,796)	(199,999)
Citigroup	iRobot Corp.	1 Month LIBOR BBA minus 0.80%	6/21/2018	Monthly	(3,088)	(1,012,408)
Citigroup	Juno Therapeutics, Inc.	1 Month LIBOR BBA minus 1.25%	6/21/2018	Monthly	(1,146)	(1,317,576)
Citigroup	KB Home	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	603	(92,175)
Citigroup	Kosmos Energy, Ltd.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,199)	(159,881)
Citigroup	Lannett Co., Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,749	(664,721)
Citigroup	Liberty Broadband Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,759)	(225,565)
Citigroup	Liberty Media Corp., Liberty Capital	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(4,115)	(87,652)
Citigroup	Liberty Media Corp., Liberty Capital	1 Month LIBOR BBA minus 0.80%	6/21/2018	Monthly	(3,933)	(322,545)
Citigroup	Liberty Ventures	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,312)	(87,775)
Citigroup	LivePerson, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	2,475	(449,820)
Citigroup	MarineMax, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,253)	(172,312)
Citigroup	MarketAxess Holdings, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,452)	(39,616)
Citigroup	Mattel, Inc.	1 Month LIBOR BBA minus 1.25%	6/21/2018	Monthly	(3,726)	(102,285)
Citigroup	MaxLinear, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,301)	(153,803)
Citigroup	Merck & Co., Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	7	(654)
Citigroup	Navient Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,774)	(170,688)
Citigroup	NeoPhotonics Corp.	1 Month LIBOR BBA minus 11.75%	6/21/2018	Monthly	(2,797)	(98,251)
Citigroup	Neurocrine Biosciences, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,417)	(1,113,143)
Citigroup	NOW, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,586)	(71,923)
Citigroup	Nutanix, Inc.	1 Month LIBOR BBA minus 1.95%	6/21/2018	Monthly	(1,078)	(187,011)
Citigroup	Oceaneering International, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,411	(329,472)
Citigroup	Ocwen Financial Corp.	1 Month LIBOR BBA minus 1.10%	6/21/2018	Monthly	(1,363)	(321,611)
Citigroup	Owens & Minor, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(182)	(18,086)
Citigroup	Party City Holdco, Inc.	1 Month LIBOR BBA minus 1.00%	6/21/2018	Monthly	(3,261)	(120,038)
Citigroup	PBF Energy, Inc., Class A	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	5,285	(260,969)
Citigroup	Phibro Animal Health Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,500	(100,752)
Citigroup	Pier 1 Imports, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	910	(309,168)
Citigroup	Proto Labs, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(87)	(47,289)
Citigroup	QEP Resources, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,682	(113,806)
Citigroup	Quad/Graphics, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,756	(19,992)
Citigroup	Quality Systems, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	472	(56,000)
Citigroup	Ring Energy, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(160)	(7,250)
Citigroup	Rite Aid Corp.	1 Month LIBOR BBA minus 0.90%	6/21/2018	Monthly	(12)	(4,090)
Citigroup	Royal Gold, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,905)	(188,961)
Citigroup	RPC, Inc.	1 Month LIBOR BBA minus 3.05%	6/21/2018	Monthly	(1,714)	(37,727)
Citigroup	Sanderson Farms, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,601	(161,801)
Citigroup	Sanmina Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,341	(1,321,118)
Citigroup	Scorpio Bulkers, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,668)	(416,456)
Citigroup	Shenandoah Telecommunications Co.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(634)	(73,320)
Citigroup	Shoe Carnival, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	725	(78,003)
Citigroup	Smart & Final Stores, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(192)	(19,663)
Citigroup	Southwestern Energy Co.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,133	(1,063,634)
Citigroup	Spectrum Brands Holdings, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	629	(15,202)
Citigroup	Splunk, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(2,876)	(320,447)
Citigroup	Square, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(3,485)	(1,145,379)
Citigroup	SunCoke Energy, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	623	(83,198)
Citigroup	SunPower Corp.	1 Month LIBOR BBA minus 10.00%	6/21/2018	Monthly	(1,172)	(15,650)
Citigroup	Sunrun, Inc.	1 Month LIBOR BBA minus 1.90%	6/21/2018	Monthly	(3,383)	(710,330)
Citigroup	Surgery Partners, Inc.	1 Month LIBOR BBA minus 12.40%	6/21/2018	Monthly	(187)	(42,707)
Citigroup	Synchronoss Technologies, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	617	(321,482)
Citigroup	Team, Inc.	1 Month LIBOR BBA minus 1.00%	6/21/2018	Monthly	(1,215)	(228,578)
Citigroup	Teladoc, Inc.	1 Month LIBOR BBA minus 1.95%	6/21/2018	Monthly	(3,441)	(661,336)
Citigroup	Tenet Healthcare Corp.	1 Month LIBOR BBA minus 2.25%	6/21/2018	Monthly	(2,109)	(475,914)
Citigroup	Textainer Group Holdings, Ltd.	1 Month LIBOR BBA minus 0.86%	6/21/2018	Monthly	(1,588)	(1,560,142)
Citigroup	TherapeuticsMD, Inc.	1 Month LIBOR BBA minus 4.60%	6/21/2018	Monthly	(2,744)	(845,921)
Citigroup	Tile Shop Holdings, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(386)	(29,994)
Citigroup	Trade Desk, Inc., Class A	1 Month LIBOR BBA minus 1.65%	6/21/2018	Monthly	(3,630)	(170,477)
Citigroup	Transocean, Ltd.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	4,999	(415,608)
Citigroup	Unisys Corp.	1 Month LIBOR BBA minus 1.10%	6/21/2018	Monthly	(431)	(58,917)
Citigroup	Universal Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	222	(30,764)
Citigroup	Universal Display Corp.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(830)	(158,532)
Citigroup	Validus Holdings, Ltd.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,639)	(737,055)
Citigroup	Veeco Instruments, Inc.	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(1,962)	(159,015)
Citigroup	Warrior Met Coal, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	784	(14,526)
Citigroup	Web.com Group, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	3,663	(207,740)
Citigroup	Wingstop, Inc.	1 Month LIBOR BBA minus 0.95%	6/21/2018	Monthly	(2,688)	(1,625,504)
Citigroup	Xperi Corp.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	1,013	(47,866)
Citigroup	ZAGG, Inc.	1 Month LIBOR BBA plus 0.35%	6/21/2018	Monthly	916	(184,512)
Citigroup	Zillow Group, Inc., Class A	1 Month LIBOR BBA minus 0.35%	6/21/2018	Monthly	(826)	(71,515)
					$(72,146)	$(39,084,238)

1	Fund pays the floating rate and receives the total return of the reference entity.
*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$969,570,543	$—	$—	$969,570,543
Exchange-Traded Funds	24,853,150	—	—	24,853,150
Short-Term Investment
Repurchase Agreement	—	30,243,215	—	30,243,215
Total Investments in Securities	$994,423,693	$30,243,215	$—	$1,024,666,908
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	84,126,625	—	84,126,625
Total Investments in Securities and Other Financial Instruments	$994,423,693	$114,369,840	$—	$1,108,793,533

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Total Return Equity Swap Contracts (b)	$—	$(39,084,238)	$—	$(39,084,238)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers among levels.

As of January 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2018, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended January 31, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Floating Rate Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay High Yield Corporate Bond Fund Class I	$1,258	$—	$—	$—	$(5)	$1,253	$19	$—	218

MainStay Conservative Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$7,048	$93	$(52)	$1		$269		$7,359	$27		$—	351
IQ 50 Percent Hedged FTSE International ETF	12,355	7,922	(288)	1		751		20,741	112		—	927
IQ Chaikin U.S. Large Cap ETF	—	4,781	—	—		88		4,869	0	(a)	—	183
IQ Chaikin U.S. Small Cap ETF	2,901	3,420	(14)	(0	)(a)	125		6,432	8		—	225
IQ Enhanced Core Bond U.S. ETF	22,202	652	(7)	(0	)(a)	(463)		22,384	135		—	1,162
IQ Enhanced Core Plus Bond U.S. ETF	7	—	(7)	(0	)(a)	(0	)(a)	—	0	(a)	—	—
IQ Global Resources ETF	3,146	462	—	—		179		3,787	—		—	132
IQ S&P High Yield Low Volatility Bond ETF	5,932	1,048	—	—		(85)		6,895	58		—	274
MainStay Absolute Return Multi-Strategy Fund Class I	27,387	1,009	(62)	(1)		(762)		27,571	500		224	2,805
Mainstay Candriam Emerging Markets Equity Fund Class I	—	8,663	(167)	12		486		8,994	1		—	830
MainStay Convertible Fund Class I	8,316	528	(18)	0	(a)	(154)		8,672	51		474	498
MainStay Cornerstone Growth Fund Class I	5,217	208	(100)	7		371		5,703	15		193	152
MainStay Cushing MLP Premier Fund Class I	2,838	109	(125)	(57)		293		3,058	77		—	232
MainStay Cushing Renaissance Advantage Fund Class I	12,515	65	(3,453)	353		1,133		10,613	65		—	470
MainStay Emerging Markets Equity Fund Class I	24,131	1,699	(9,831)	1,016		886		17,901	199		—	1,509
MainStay Epoch Capital Growth Fund Class I	3,979	180	(7)	0	(a)	243		4,395	28		115	330
MainStay Epoch Global Choice Fund Class I	10,937	427	(36)	1		455		11,784	69		338	517
MainStay Epoch International Choice Fund Class I	7,604	238	(87)	2		363		8,120	102		—	214
MainStay Epoch U.S. All Cap Fund Class I	12,571	1,348	(2,690)	210		(569)		10,870	18		1,330	362
MainStay Epoch U.S. Equity Yield Fund Class I	9,490	376	(193)	(21)		242		9,894	55		321	588
MainStay Epoch U.S. Small Cap Fund Class I	22,575	1,849	(750)	125		(194)		23,605	—		1,786	727
MainStay Floating Rate Fund Class I	31,553	319	(4,639)	(18)		101		27,316	291		—	2,912
MainStay High Yield Corporate Bond Fund Class I	14,413	299	(1,267)	83		(126)		13,402	219		—	2,327
MainStay Indexed Bond Fund Class I	50,644	14,738	(97)	(3)		(1,105)		64,176	337		191	6,124
MainStay International Opportunities Fund Class I	9,430	375	(184)	3		422		10,046	166		—	995
MainStay Large Cap Growth Fund Class I	10,444	1,384	(6,246)	1,652		(2,051)		5,183	5		1,379	484
MainStay MAP Equity Fund Class I	15,153	1,439	(3,836)	825		(945)		12,636	97		1,342	283
MainStay S&P 500 Index Fund Class I	1,437	2,837	(2)	(0	)(a)	(28)		4,244	25		173	83
MainStay Short Duration High Yield Fund Class I	9,438	211	—	—		(29)		9,620	103		—	968
MainStay Total Return Bond Fund Class I	81,530	1,993	(11,395)	(136)		(823)		71,169	482		—	6,778
MainStay U.S. Equity Opportunities Fund Class I	16,614	2,314	(858)	56		(608)		17,518	487		1,828	1,659
MainStay Unconstrained Bond Fund Class I	12,521	244	—	—		(14)		12,751	90		—	1,433
	$454,328	$61,230	$(46,411)	$4,111		$(1,549)		$471,709	$3,822		$9,694

MainStay Moderate Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$10,615	$222	$—	$—	$404	$11,241	$40		$—	536
IQ 50 Percent Hedged FTSE International ETF	19,688	12,215	(547)	21	1,175	32,552	178		—	1,455
IQ Chaikin U.S. Large Cap ETF	—	7,060	—	—	79	7,139	0	(a)	—	269
IQ Chaikin U.S. Small Cap ETF	11,436	6,210	—	—	436	18,082	25		—	634
IQ Enhanced Core Bond U.S. ETF	5,764	222	(223)	(10)	(112)	5,641	36		—	293
IQ Enhanced Core Plus Bond U.S. ETF	29,584	1,769	(508)	(8)	(480)	30,357	212		—	1,538
IQ Global Resources ETF	7,700	750	—	—	432	8,882	—		—	309
IQ S&P High Yield Low Volatility Bond ETF	4,579	177	—	—	(64)	4,692	45		—	187
MainStay Absolute Return Multi-Strategy Fund Class I	28,136	1,136	(820)	(12)	(770)	27,670	515		231	2,815
Mainstay Candriam Emerging Markets Equity Fund Class I	—	13,228	—	—	884	14,112	1		—	1,303
MainStay Convertible Fund Class I	13,031	827	(139)	3	(243)	13,479	81		742	774
MainStay Cornerstone Growth Fund Class I	15,271	596	(554)	23	1,074	16,410	41		555	439
MainStay Cushing MLP Premier Fund Class I	4,498	138	(52)	(25)	407	4,966	124		—	376
MainStay Cushing Renaissance Advantage Fund Class I	21,234	81	(10,351)	786	1,445	13,195	81		—	584
MainStay Emerging Markets Equity Fund Class I	45,505	3,518	(15,377)	1,352	2,340	37,338	371		—	3,148
MainStay Epoch Capital Growth Fund Class I	6,293	266	(31)	1	381	6,910	43		183	520
MainStay Epoch Global Choice Fund Class I	18,210	699	(1,086)	103	655	18,581	113		553	815
MainStay Epoch International Choice Fund Class I	23,754	1,631	(318)	4	1,147	26,218	317		—	691
MainStay Epoch U.S. All Cap Fund Class I	37,285	4,368	(4,148)	167	(1,306)	36,366	57		4,312	1,211
MainStay Epoch U.S. Equity Yield Fund Class I	30,920	1,211	(599)	35	702	32,269	176		1,035	1,917
MainStay Epoch U.S. Small Cap Fund Class I	35,527	10,082	(803)	56	69	44,931	—		2,846	1,383
MainStay Floating Rate Fund Class I	32,747	380	(7,188)	13	63	26,015	281		—	2,773
MainStay High Yield Corporate Bond Fund Class I	8,519	164	(1,281)	97	(120)	7,379	127		—	1,281
MainStay Indexed Bond Fund Class I	6,930	3,395	(1,272)	(77)	(108)	8,868	55		33	846
MainStay International Equity Fund Class I	3,975	31	(2,079)	847	(552)	2,222	31		—	125
MainStay International Opportunities Fund Class I	27,969	1,706	(395)	7	1,259	30,546	493		—	3,024
MainStay Large Cap Growth Fund Class I	25,029	2,954	(14,768)	4,756	(5,601)	12,370	12		2,942	1,156
MainStay MAP Equity Fund Class I	42,989	4,262	(6,151)	775	(954)	40,921	288		3,974	916
MainStay S&P 500 Index Fund Class I	9,936	5,563	(6)	0 (a)	(325)	15,168	169		1,198	295
MainStay Short Duration High Yield Fund Class I	14,803	552	—	—	(46)	15,309	162		—	1,540
MainStay Total Return Bond Fund Class I	103,661	8,232	(358)	(2)	(1,427)	110,106	685		—	10,486
MainStay U.S. Equity Opportunities Fund Class I	51,372	7,178	(2,032)	158	(1,813)	54,863	1,500		5,640	5,195
MainStay Unconstrained Bond Fund Class I	19,700	775	—	—	(23)	20,452	143		—	2,298
	$716,660	$101,598	$(71,086)	$9,070	$(992)	$755,250	$6,402		$24,244

MainStay Moderate Growth Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$10,740	$313	$—	$—		$414	$11,467	$41		$—	547
IQ 50 Percent Hedged FTSE International ETF	20,003	12,960	(45)	(0	)(a)	1,228	34,146	183		—	1,526
IQ Chaikin U.S. Large Cap ETF	—	7,386	—	—		79	7,465	0	(a)	—	281
IQ Chaikin U.S. Small Cap ETF	22,117	7,339	(30)	1		788	30,215	44		—	1,059
IQ Enhanced Core Plus Bond U.S. ETF	6,672	3,212	—	—		(157)	9,727	66		—	493
IQ Global Resources ETF	10,292	723	—	—		577	11,592	—		—	403
IQ S&P High Yield Low Volatility Bond ETF	4,998	182	(179)	(2)		(67)	4,932	49		—	196
MainStay Absolute Return Multi-Strategy Fund Class I	13,937	731	(390)	(11)		(375)	13,892	254		113	1,413
MainStay Convertible Fund Class I	13,227	898	—	—		(244)	13,881	83		754	797
MainStay Cornerstone Growth Fund Class I	19,210	755	(489)	18		1,371	20,865	52		703	558
Mainstay Candriam Emerging Markets Equity Fund Class I	—	15,592	—	—		1,058	16,650	1		—	1,537
MainStay Cushing MLP Premier Fund Class I	4,541	174	(75)	(37)		420	5,023	125		—	381
MainStay Cushing Renaissance Advantage Fund Class I	32,896	607	(17,719)	1,708		1,945	19,437	119		—	861
MainStay Emerging Markets Equity Fund Class I	54,274	3,640	(16,657)	1,427		3,023	45,707	447		—	3,854
MainStay Epoch Capital Growth Fund Class I	6,085	335	—	—		371	6,791	41		177	511
MainStay Epoch Global Choice Fund Class I	17,660	691	(193)	23		708	18,889	111		541	828
MainStay Epoch International Choice Fund Class I	35,892	2,030	(60)	2		1,767	39,631	483		—	1,044
MainStay Epoch U.S. All Cap Fund Class I	40,948	4,911	(656)	33		(1,116)	44,120	64		4,847	1,469
MainStay Epoch U.S. Equity Yield Fund Class I	33,873	4,299	(21)	0	(a)	832	38,983	196		1,153	2,316
MainStay Epoch U.S. Small Cap Fund Class I	76,309	11,980	(960)	154		(238)	87,245	—		6,117	2,685
MainStay Floating Rate Fund Class I	33,145	1,120	(7,953)	7		70	26,389	282		—	2,813
MainStay High Yield Corporate Bond Fund Class I	8,583	328	(1,485)	91		(113)	7,404	128		—	1,285
MainStay International Equity Fund Class I	9,385	81	(10)	0	(a)	756	10,212	74		—	574
MainStay International Opportunities Fund Class I	41,411	2,317	(315)	(2)		1,906	45,317	741		—	4,487
MainStay Large Cap Growth Fund Class I	38,626	4,636	(20,642)	5,597		(6,888)	21,329	19		4,537	1,993
MainStay MAP Equity Fund Class I	61,499	6,383	(2,457)	47		(101)	65,371	431		5,947	1,463
MainStay S&P 500 Index Fund Class I	5,948	5,214	(2)	0	(a)	(177)	10,983	101		717	214
MainStay Short Duration High Yield Fund Class I	15,258	907	—	—		(47)	16,118	169		—	1,622
MainStay Total Return Bond Fund Class I	7,161	2,720	—	—		(133)	9,748	60		—	928
MainStay U.S. Equity Opportunities Fund Class I	68,566	13,874	(853)	13		(2,169)	79,431	2,018		7,592	7,522
MainStay Unconstrained Bond Fund Class I	20,163	779	—	—		(23)	20,919	147		—	2,350
	$733,419	$117,117	$(71,191)	$9,069		$5,465	$793,879	$6,529		$33,198

MainStay Growth Allocation Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$5,524	$299	$—	$—		$213	$6,036	$21		$—	288
IQ 50 Percent Hedged FTSE International ETF	10,200	4,931	(108)	0	(a)	635	15,658	95		—	700
IQ Chaikin U.S. Large Cap ETF	—	3,382	(11)	0	(a)	207	3,578	0	(a)	—	135
IQ Chaikin U.S. Small Cap ETF	17,264	6,069	—	—		678	24,011	35		—	841
IQ Global Resources ETF	6,764	963	(69)	1		386	8,045	—		—	280
MainStay Absolute Return Multi-Strategy Fund Class I	7	—	(7)	(0	)(a)	0 (a)	—	—		—	—
Mainstay Candriam Emerging Markets Equity Fund Class I	—	13,115	(847)	16		706	12,990	1		—	1,199
MainStay Cornerstone Growth Fund Class I	14,761	582	(298)	11		1,061	16,117	40		542	431
MainStay Cushing MLP Premier Fund Class I	2,075	445	—	—		177	2,697	62		—	204
MainStay Cushing Renaissance Advantage Fund Class I	21,567	301	(8,740)	599		1,634	15,361	94		—	680
MainStay Emerging Markets Equity Fund Class I	33,476	2,742	(13,206)	1,492		1,207	25,711	278		—	2,168
MainStay Epoch Capital Growth Fund Class I	3,285	281	(27)	0	(a)	201	3,740	23		96	281
MainStay Epoch Global Choice Fund Class I	8,567	319	(242)	24		329	8,997	53		259	394
MainStay Epoch International Choice Fund Class I	23,117	1,296	(95)	13		1,137	25,468	310		—	671
MainStay Epoch U.S. All Cap Fund Class I	27,905	7,175	(444)	8		(780)	33,864	44		3,308	1,127
MainStay Epoch U.S. Equity Yield Fund Class I	28,149	1,942	(675)	(10)		678	30,084	162		952	1,787
MainStay Epoch U.S. Small Cap Fund Class I	48,423	4,176	(2,285)	129		(314)	50,129	—		3,880	1,543
MainStay International Equity Fund Class I	6,761	78	(1,026)	346		183	6,342	53		—	356
MainStay International Opportunities Fund Class I	26,604	1,262	(378)	(1)		1,219	28,706	474		—	2,842
MainStay Large Cap Growth Fund Class I	20,321	2,314	(10,997)	3,137		(3,769)	11,006	9		2,305	1,029
MainStay MAP Equity Fund Class I	38,005	4,037	(2,749)	173		(241)	39,225	261		3,608	878
MainStay S&P 500 Index Fund Class I	6,372	3,178	—	—		(212)	9,338	108		769	182
MainStay U.S. Equity Opportunities Fund Class I	42,521	6,696	(690)	22		(1,380)	47,169	1,250		4,704	4,467
	$391,668	$65,583	$(42,894)	$5,960		$3,955	$424,272	$3,373		$20,423

MainStay Retirement 2010 Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$569	$—	$(73)	$4		$18		$518	$2		$—	25
IQ 50 Percent Hedged FTSE International ETF	1,017	550	(133)	4		54		1,492	9		—	67
IQ Chaikin U.S. Large Cap ETF	—	960	(6)	0	(a)	28		982	0	(a)	—	37
IQ Chaikin U.S. Small Cap ETF	1,155	351	(33)	1		39		1,513	2		—	53
IQ Enhanced Core Bond U.S. ETF	1,796	60	(11)	(0	)(a)	(37)		1,808	11		—	94
IQ Enhanced Core Plus Bond U.S. ETF	3	—	—	—		(0	)(a)	3	0	(a)	—	0	(b)
IQ Global Resources ETF	195	38	(6)	1		10		238	—		—	8
IQ S&P High Yield Low Volatility Bond ETF	543	19	—	—		(7)		555	5		—	22
MainStay Common Stock Fund Class I	1,182	10	(427)	209		(119)		855	10		—	32
MainStay Convertible Fund Class I	676	45	(21)	1		(13)		688	4		38	40
MainStay Cornerstone Growth Fund Class I	1,096	42	(101)	11		65		1,113	3		39	30
MainStay Epoch International Choice Fund Class I	49	1	(47)	17		(15)		5	1		—	0	(b)
MainStay Epoch International Small Cap Fund Class I	579	78	(47)	1		37		648	12		—	23
MainStay Epoch U.S. All Cap Fund Class I	1,292	140	(289)	51		(87)		1,107	2		137	37
MainStay Epoch U.S. Equity Yield Fund Class I	751	29	(153)	19		(3)		643	4		25	38
MainStay Floating Rate Fund Class I	634	6	(390)	4		(3)		251	3		—	27
MainStay High Yield Corporate Bond Fund Class I	864	17	(32)	1		(4)		846	13		—	147
MainStay Indexed Bond Fund Class I	6,420	726	(105)	(3)		(118)		6,920	39		21	660
MainStay Large Cap Growth Fund Class I	1,053	252	(106)	2		(13)		1,188	—		143	111
MainStay MAP Equity Fund Class I	957	87	(393)	114		(123)		642	7		80	14
MainStay S&P 500 Index Fund Class I	861	115	(264)	65		(98)		679	15		100	13
MainStay Short Duration High Yield Fund Class I	857	22	(8)	(0	)(a)	(3)		868	9		—	87
MainStay Total Return Bond Fund Class I	9,316	533	(167)	(1)		(124)		9,557	60		—	910
	$31,865	$4,081	$(2,812)	$501		$(516)		$33,119	$211		$583

MainStay Retirement 2020 Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$1,839	$31	$(5)	$(0	)(a)	$70	$1,935	$7		$—	92
IQ 50 Percent Hedged FTSE International ETF	3,252	2,186	(74)	(0	)(a)	197	5,561	30		—	249
IQ Chaikin U.S. Large Cap ETF	—	2,471	—	—		45	2,516	0	(a)	—	95
IQ Chaikin U.S. Small Cap ETF	5,303	963	(109)	3		156	6,316	9		—	221
IQ Enhanced Core Bond U.S. ETF	5,176	495	—	—		(111)	5,560	32		—	289
IQ Enhanced Core Plus Bond U.S. ETF	865	—	(87)	(0	)(a)	(13)	765	6		—	39
IQ Global Resources ETF	1,024	—	(6)	0	(a)	57	1,075	—		—	37
IQ S&P High Yield Low Volatility Bond ETF	804	29	—	—		(11)	822	8		—	33
MainStay Common Stock Fund Class I	7,634	77	(2,274)	835		(177)	6,095	77		—	225
MainStay Convertible Fund Class I	2,180	175	(17)	0	(a)	(41)	2,297	14		123	132
MainStay Cornerstone Growth Fund Class I	3,050	119	(132)	5		213	3,255	8		111	87
MainStay Epoch International Choice Fund Class I	4,615	147	(92)	2		221	4,893	62		—	129
MainStay Epoch International Small Cap Fund Class I	2,991	292	(81)	1		196	3,399	61		—	122
MainStay Epoch U.S. All Cap Fund Class I	7,373	882	(1,088)	73		(307)	6,933	11		853	231
MainStay Epoch U.S. Equity Yield Fund Class I	4,526	205	(611)	48		55	4,223	26		153	251
MainStay Floating Rate Fund Class I	1,446	10	(1,260)	8		(9)	195	3		—	21
MainStay High Yield Corporate Bond Fund Class I	1,285	46	(4)	(0	)(a)	(5)	1,322	20		—	230
MainStay Indexed Bond Fund Class I	5,174	647	(2)	(0	)(a)	(98)	5,721	31		17	546
MainStay International Equity Fund Class I	671	5	(52)	13		40	677	5		—	38
MainStay Large Cap Growth Fund Class I	3,662	2,331	(264)	21		63	5,813	2		509	543
MainStay MAP Equity Fund Class I	6,397	662	(1,890)	391		(473)	5,087	45		611	114
MainStay S&P 500 Index Fund Class I	4,811	655	(123)	21		(198)	5,166	81		574	101
MainStay Short Duration High Yield Fund Class I	2,766	108	—	—		(8)	2,866	30		—	288
MainStay Total Return Bond Fund Class I	26,626	2,618	(133)	(1)		(370)	28,740	177		—	2,737
	$103,470	$15,154	$(8,304)	$1,420		$(508)	$111,232	$745		$2,951

MainStay Retirement 2030 Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$3,543	$166	$—	$—		$141	$3,850	$14		$—	184
IQ 50 Percent Hedged FTSE International ETF	6,580	4,297	(8)	0	(a)	406	11,275	60		—	504
IQ Chaikin U.S. Large Cap ETF	—	4,001	—	—		19	4,020	0	(a)	—	151
IQ Chaikin U.S. Small Cap ETF	10,557	2,197	—	—		335	13,089	19		—	459
IQ Enhanced Core Plus Bond U.S. ETF	11,699	1,090	—	—		(202)	12,587	85		—	638
IQ Global Resources ETF	2,727	12	(49)	4		147	2,841	—		—	99
IQ S&P High Yield Low Volatility Bond ETF	1,704	51	—	—		(23)	1,732	17		—	69
MainStay Common Stock Fund Class I	21,847	233	(4,308)	1,202		793	19,767	233		—	731
MainStay Convertible Fund Class I	4,354	321	—	—		(81)	4,594	27		248	264
MainStay Cornerstone Growth Fund Class I	6,845	275	(55)	2		501	7,568	19		256	202
MainStay Epoch International Choice Fund Class I	14,189	635	(167)	7		695	15,359	191		—	405
MainStay Epoch International Small Cap Fund Class I	7,522	741	(242)	7		491	8,519	151		—	307
MainStay Epoch U.S. All Cap Fund Class I	21,174	2,543	(2,026)	65		(704)	21,052	32		2,464	701
MainStay Epoch U.S. Equity Yield Fund Class I	13,199	724	(144)	(10)		328	14,097	77		450	838
MainStay Floating Rate Fund Class I	4,133	28	(2,489)	12		(9)	1,675	20		—	179
MainStay High Yield Corporate Bond Fund Class I	2,652	98	(3)	(0	)(a)	(9)	2,738	42		—	475
MainStay International Equity Fund Class I	3,430	33	(22)	1		275	3,717	27		—	209
MainStay Large Cap Growth Fund Class I	9,207	3,865	(213)	(7)		113	12,965	5		1,310	1,212
MainStay MAP Equity Fund Class I	18,833	2,019	(4,441)	434		(577)	16,268	129		1,776	364
MainStay S&P 500 Index Fund Class I	12,468	1,736	(35)	14		(468)	13,715	211		1,500	267
MainStay Short Duration High Yield Fund Class I	5,558	397	—	—		(18)	5,937	61		—	597
MainStay Total Return Bond Fund Class I	27,429	7,191	(186)	(1)		(422)	34,011	197		—	3,239
	$209,650	$32,653	$(14,388)	$1,730		$1,731	$231,376	$1,617		$8,004

MainStay Retirement 2040 Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$3,016	$179	$—	$—		$119	$3,314	$12		$—	158
IQ 50 Percent Hedged FTSE International ETF	5,485	3,737	—	—		341	9,563	51		—	428
IQ Chaikin U.S. Large Cap ETF	—	5,513	—	—		158	5,671	0	(a)	—	213
IQ Chaikin U.S. Small Cap ETF	10,399	2,652	(121)	2		345	13,277	19		—	465
IQ Enhanced Core Plus Bond U.S. ETF	4,595	1,769	—	—		(93)	6,271	39		—	318
IQ Global Resources ETF	2,757	49	—	—		154	2,960	—		—	103
IQ S&P High Yield Low Volatility Bond ETF	391	24	(12)	(0	)(a)	(6)	397	4		—	16
MainStay Common Stock Fund Class I	18,964	284	(1,423)	331		1,500	19,656	216		—	726
MainStay Convertible Fund Class I	3,627	397	—	—		(69)	3,955	23		211	227
MainStay Cornerstone Growth Fund Class I	5,582	223	(35)	2		409	6,181	16		207	165
MainStay Epoch International Choice Fund Class I	15,613	1,067	(124)	3		773	17,332	212		—	457
MainStay Epoch International Small Cap Fund Class I	7,445	736	(46)	1		494	8,630	151		—	311
MainStay Epoch U.S. All Cap Fund Class I	18,589	2,410	(203)	8		(495)	20,309	29		2,206	676
MainStay Epoch U.S. Equity Yield Fund Class I	12,738	939	(85)	(6)		320	13,905	74		434	826
MainStay Floating Rate Fund Class I	3,510	97	(2,169)	6		(4)	1,440	17		—	154
MainStay High Yield Corporate Bond Fund Class I	712	48	(15)	(0	)(a)	(2)	743	11		—	129
MainStay International Equity Fund Class I	4,567	53	(2)	0	(a)	369	4,987	36		—	280
MainStay Large Cap Growth Fund Class I	13,531	3,425	(86)	5		(150)	16,726	8		1,900	1,563
MainStay MAP Equity Fund Class I	16,682	2,000	(3,621)	283		(354)	14,990	118		1,617	335
MainStay S&P 500 Index Fund Class I	11,179	1,668	(21)	0	(a)	(405)	12,421	190		1,350	242
MainStay Short Duration High Yield Fund Class I	4,668	520	(9)	(0	)(a)	(15)	5,164	53		—	520
MainStay Total Return Bond Fund Class I	4,918	1,439	(4)	(0	)(a)	(79)	6,274	37		—	597
	$168,968	$29,229	$(7,976)	$635		$3,310	$194,166	$1,316		$7,925

MainStay Retirement 2050 Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$1,659	$101	$—	$—		$66	$1,826	$7		$—	87
IQ 50 Percent Hedged FTSE International ETF	2,966	2,073	—	—		185	5,224	28		—	234
IQ Chaikin U.S. Large Cap ETF	—	3,019	—	—		85	3,104	0	(a)	—	117
IQ Chaikin U.S. Small Cap ETF	5,831	1,754	(205)	4		191	7,575	11		—	265
IQ Enhanced Core Plus Bond U.S. ETF	620	657	—	—		(17)	1,260	7		—	64
IQ Global Resources ETF	1,520	567	—	—		88	2,175	—		—	76
MainStay Common Stock Fund Class I	9,787	318	(422)	51		897	10,631	110		—	393
MainStay Convertible Fund Class I	1,960	231	—	—		(37)	2,154	13		113	124
MainStay Cornerstone Growth Fund Class I	3,153	127	(16)	0	(a)	232	3,496	9		118	93
MainStay Epoch International Choice Fund Class I	9,351	835	(11)	0	(a)	473	10,648	128		—	281
MainStay Epoch International Small Cap Fund Class I	4,297	505	(12)	(0	)(a)	292	5,082	88		—	183
MainStay Epoch U.S. All Cap Fund Class I	10,066	1,352	(155)	(1)		(263)	10,999	16		1,197	366
MainStay Epoch U.S. Equity Yield Fund Class I	6,212	721	(144)	(8)		165	6,946	36		214	413
MainStay Floating Rate Fund Class I	1,264	9	(1,212)	7		(8)	60	2		—	6
MainStay High Yield Corporate Bond Fund Class I	9	1	(6)	1		(1)	4	0	(a)	—	1
MainStay International Equity Fund Class I	2,846	61	(149)	9		221	2,988	23		—	168
MainStay Large Cap Growth Fund Class I	12,650	2,159	(394)	10		(177)	14,248	8		1,781	1,332
MainStay MAP Equity Fund Class I	8,537	1,182	(1,167)	24		(52)	8,524	60		835	191
MainStay S&P 500 Index Fund Class I	5,244	914	(69)	(1)		(189)	5,899	90		638	115
MainStay Short Duration High Yield Fund Class I	1,902	199	(423)	(0	)(a)	(4)	1,674	20		—	168
MainStay Total Return Bond Fund Class I	724	552	—	—		(15)	1,261	7		—	120
	$90,598	$17,337	$(4,385)	$96		$2,132	$105,778	$663		$4,896

MainStay Retirement 2060 Fund

Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation		Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$123		$8		$—		$—		$5		$136		$0	(a)	$—	7
IQ 50 Percent Hedged FTSE International ETF	221		156		—		—		15		392		2		—	18
IQ Chaikin U.S. Large Cap ETF	—		184		—		—		4		188		0	(a)	—	7
IQ Chaikin U.S. Small Cap ETF	349		138		—		—		13		500		1		—	18
IQ Enhanced Core Plus Bond U.S. ETF	5		—		—		—		0	(a)	5		0	(a)	—	0	(b)
IQ Global Resources ETF	120		46		—		—		7		173		—		—	6
MainStay Common Stock Fund Class I	737		21		(15)		1		71		815		9		—	30
MainStay Convertible Fund Class I	146		14		(1)		(0	)(a)	(3)		156		1		8	9
MainStay Cornerstone Growth Fund Class I	211		11		(2)		0	(a)	15		235		1		8	6
MainStay Epoch International Choice Fund Class I	807		65		(5)		0	(a)	40		907		11		—	24
MainStay Epoch International Small Cap Fund Class I	358		38		(3)		0	(a)	24		417		7		—	15
MainStay Epoch U.S. All Cap Fund Class I	930		124		(40)		1		(25)		990		2		108	33
MainStay Epoch U.S. Equity Yield Fund Class I	553		55		(3)		(0	)(a)	14		619		3		19	37
MainStay Floating Rate Fund Class I	48		0	(a)	(48)		0	(a)	0	(a)	—		0	(a)	—	—
MainStay High Yield Corporate Bond Fund Class I	0	(a)	0	(a)	(0	)(a)	0	(a)	0	(a)	—		0	(a)	—	—
MainStay International Equity Fund Class I	264		5		(21)		2		19		269		2		—	15
MainStay Large Cap Growth Fund Class I	1,147		179		(27)		2		(18)		1,283		1		160	120
MainStay MAP Equity Fund Class I	632		84		(60)		0	(a)	(1)		655		5		62	15
MainStay S&P 500 Index Fund Class I	283		45		(0	)(a)	(0	)(a)	(11)		317		4		35	6
MainStay Short Duration High Yield Fund Class I	29		1		(9)		(0	)(a)	0	(a)	21		0	(a)	—	2
MainStay Total Return Bond Fund Class I	1		0	(a)	(1)		0	(a)	0	(a)	0	(a)	0	(a)	—	0	(b)
	$6,964		$1,174		$(235)		$6		$169		$8,078		$49		$400

(a) Less than $500.

(b) Less than 500 shares.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	March 29, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 29, 2018